UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

June 30, 2007 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Variable Annuity Account

Semi-Annual Reports

Flexible Payment Variable Annuity Account A

Flexible Payment Variable Annuity Account A

(Fee Based)

Flexible Payment Variable Annuity Account B

Flexible Payment Variable Annuity Account B

(Fee Based)

Group Combination Annuity Account C

Flexible Payment Variable Annuity Account C

(Network Edition)

Northwestern Mutual Series Fund, Inc. Fidelity® VIP Mid Cap Portfolio Fidelity® VIP Contrafund® Portfolio

Neuberger Berman Socially Responsive Portfolio

Russell Investment Funds

Russell Investment Funds – LifePoints® Variable Target Portfolio Series

NORTHWESTERN MUTUAL®

14-1558 (0107) (REV 0707)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

For eligible owners, get up-to-date information about your contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among investment options, change the allocation and obtain fund performance information.

Information on the internet:

Northwestern Mutual Financial Network

WWW.NMFN.COM

For information about Northwestern Mutual visit us on our Website. Included is fund performance information (which can be found at nmfn.com > Investment Products > Annuities > Fund Information > Performance History), forms for routine service, and daily unit values for contracts you own with your User ID and password. Eligible owners may also transfer invested assets among funds and change the allocation of future contributions online.

For further information, contact either your Northwestern Mutual Financial Representative or The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202; 1-888-455-2232.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report (This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman Socially Responsive Portfolio - Semi-Annual Report (This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report (This report follows the end of the Neuberger Berman Portfolio)

Russell Investment Funds - LifePoints® Portfolio - Semi-Annual Report (This report follows the end of the Russell Investment Funds Portfolio)

Prospectus Supplements

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.nmfn.com.

Semi-Annual Report June 30, 2007

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering Twenty-Seven Portfolios

•	Growth Stock Portfolio
•	Janus Capital Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Capital Guardian Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	American Century Large Company Value Portfolio
•	Capital Guardian Domestic Equity Portfolio
•	T. Rowe Price Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	AllianceBernstein Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	T. Rowe Price Small Cap Value Portfolio
•	International Growth Portfolio
•	MFS® Research International Core Portfolio
•	Franklin Templeton International Equity Portfolio
•	MFS® Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	PIMCO Long-Term U.S. Government Bond Portfolio
•	American Century Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	PIMCO Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Letter to Contract Owners

June 30, 2007

Stocks managed solid returns during the six months ended June 30, 2007, despite a bumpy ride, while bonds produced modest but positive results. Once again, the riskiest, lowest-rated securities outperformed across virtually all markets. This ready acceptance of risk in pursuit of higher returns appears to us to be at odds with some important investment developments. Volatility is rising — reflecting the high degree of leverage in the system and fluidity of global capital flows — at a time when asset prices stand at lofty levels and the U.S. economy faces the challenge of a swooning housing market.

One way to see these trends at work is to look at the U.S. economy, where the effect of leverage is evident in housing. Home sales, housing starts, and price appreciation all hit records in 2005, and leverage worked to drive up asset prices as long as buyers had ready access to cheap financing. But with rates rising and lenders pulling back hard on credit, capital is no longer as cheap or easy to come by, with a predictable effect — prices of existing homes fell 2%

year-over-year through May, 2007. And with estimates of $500 billion or more in adjustable-rate sub-prime loans to reset next year, we think we have yet to see the full effect of higher rates on home prices and the economy.

With housing weighing on consumer spending and confidence, U.S. economic growth in the first quarter ran at the slowest pace in four years, though it appears to have bounced back in the second quarter. Call it a “mid-cycle slowdown” as the economy takes a breather from its extended recovery that began in 2002.

But even as U.S. growth slowed, the global economy appeared very healthy, so much so that many foreign central banks raised interest rates to keep their economies from overheating. Rapid growth among emerging market countries in particular helped drive positive performance for companies in Energy, Materials, and Industrials, which were three of the four best-performing sectors in the S&P 500® Index. This U.S. stock benchmark returned 6.29% for the six months and touched a record high.

In addition, equities continued to benefit from a ready supply of investment capital — demand from sources as diverse as foreign central banks, hedge funds and private equity firms, corporate cash, petrodollars, and overseas household savings provided a boost to global asset prices. And while there is no widely available gauge of leverage in the system, our sense is that it is another key factor keeping asset prices across many markets in the neighborhood of all-time highs.

These effects were not limited to U.S. markets — emerging market stocks attracted massive global asset flows, helping them outperform shares in developed economies. For the six months, the MSCI Emerging Market Index returned 16.11%, compared with 10.89% for the MSCI EAFE Index, a measure of performance in developed countries. As a result, many European and emerging market stock indices reached record highs in recent months.

In the U.S. bond market too, volatility and acceptance of risk were dominant themes. In terms of volatility, in May and June alone the yield on the bellwether 10-year Treasury note jumped from around 4.65% to 5.30%, before finishing the period at 5.02%. For the six months, the investment-grade Lehman Aggregate Bond Index returned just 0.98% while a measure of “junk bond” performance returned almost three times that amount, as Lehman’s U.S. Corporate High-Yield Index returned 2.87%.

With prices and leverage in so many markets at lofty levels, it makes sense to be on guard against complacency — in the euphoria of rising markets, it’s easy to forget that asset prices can also go down. This is especially true because with yields rising and bond investors seemingly less receptive to the large debt offerings used to finance headline-grabbing buyouts, the cheap capital that has supported stock performance may be increasingly hard to come by.

But of course, there’s no way to know when, or even if, the effects of global capital flows and leverage will reverse themselves. One famous example worth recalling here is former Fed Chairman Alan Greenspan’s “irrational exuberance” speech — more than three years before the market peaked in 2000. In this environment, it makes sense to take a prudent, measured approach that doesn’t leave you overexposed to any single area or segment of the market. Your financial representative can work with you to regularly review your insurance and investment goals and help evaluate your portfolio’s composition and its suitability for your financial objectives.

Mark G. Doll

Senior Vice President

Investments

The Northwestern Mutual Life Insurance Company

(Northwestern Mutual)

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,067.90	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.6%)
Abercrombie & Fitch Co. — Class A	80,500	5,875
*Comcast Corp. — Class A	278,550	7,833
Fortune Brands, Inc.	69,200	5,700
Hilton Hotels Corp.	299,800	10,034
International Game Technology	162,200	6,439
J.C. Penney Co., Inc.	86,000	6,225
Johnson Controls, Inc.	99,900	11,566
*Kohl’s Corp.	91,800	6,521
The McGraw-Hill Companies, Inc.	129,200	8,796
News Corp. — Class A	353,600	7,500
NIKE, Inc. — Class B	116,000	6,762
Omnicom Group, Inc.	88,000	4,657
Staples, Inc.	296,850	7,044
*Starbucks Corp.	157,900	4,143
Starwood Hotels & Resorts Worldwide, Inc.	57,900	3,883
Target Corp.	126,800	8,064
Time Warner, Inc.	329,200	6,926

Total		117,968

Consumer Staples (7.8%)
Altria Group, Inc.	77,900	5,464
Avon Products, Inc.	236,000	8,673
CVS/Caremark Corp.	309,129	11,268
PepsiCo, Inc.	193,400	12,542
The Procter & Gamble Co.	162,400	9,937
Walgreen Co.	127,100	5,534
Wal-Mart Stores, Inc.	118,300	5,691

Total		59,109

Energy (7.5%)
Baker Hughes, Inc.	102,300	8,606
ConocoPhillips	50,316	3,950
Diamond Offshore Drilling, Inc.	51,900	5,271
EOG Resources, Inc.	92,000	6,722
Exxon Mobil Corp.	124,034	10,404
Schlumberger, Ltd.	106,500	9,046
Valero Energy Corp.	97,900	7,231
XTO Energy, Inc.	91,400	5,493

Total		56,723

Financials (8.3%)
American Express Co.	146,400	8,957
American International Group, Inc.	81,900	5,735
*The Blackstone Group LP	25,800	755
Chicago Mercantile Exchange Holdings, Inc.	6,900	3,687
Genworth Financial, Inc.	70,400	2,422
The Goldman Sachs Group, Inc.	43,100	9,342
Legg Mason, Inc.	68,000	6,690

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Lehman Brothers Holdings, Inc.	95,100	7,087
NYSE Euronext	49,900	3,674
Prudential Financial, Inc.	77,100	7,496
UBS AG	113,000	6,781

Total		62,626

Health Care (16.1%)
Abbott Laboratories	135,500	7,256
*Amgen, Inc.	66,600	3,682
Baxter International, Inc.	113,800	6,411
*Celgene Corp.	85,500	4,902
*Genentech, Inc.	129,400	9,790
*Genzyme Corp.	81,600	5,255
*Gilead Sciences, Inc.	264,800	10,267
Johnson & Johnson	132,200	8,146
Medtronic, Inc.	188,400	9,770
Merck & Co., Inc.	204,800	10,200
Novartis AG, ADR	147,600	8,276
*St. Jude Medical, Inc.	135,000	5,601
*Thermo Fisher Scientific, Inc.	189,600	9,806
UnitedHealth Group, Inc.	111,000	5,677
Wyeth	134,100	7,689
*Zimmer Holdings, Inc.	102,600	8,710

Total		121,438

Industrials (11.3%)
The Boeing Co.	95,300	9,164
Danaher Corp.	129,600	9,785
FedEx Corp.	76,000	8,434
General Electric Co.	331,300	12,682
Honeywell International, Inc.	173,300	9,753
Roper Industries, Inc.	140,200	8,005
*Spirit AeroSystems Holdings, Inc.	225,700	8,136
Textron, Inc.	69,000	7,598
United Technologies Corp.	167,500	11,881

Total		85,438

Information Technology (25.6%)
Accenture, Ltd. — Class A	219,911	9,432
*Adobe Systems, Inc.	44,900	1,803
*Amdocs, Ltd.	228,600	9,103
*Apple, Inc.	65,100	7,945
*Autodesk, Inc.	99,000	4,661
*BEA Systems, Inc.	421,100	5,765
*Broadcom Corp. — Class A	241,250	7,057
*Cisco Systems, Inc.	495,500	13,799
*Corning, Inc.	282,100	7,208
*eBay, Inc.	248,200	7,987
*Electronic Arts, Inc.	130,300	6,166
*Google, Inc. — Class A	37,842	19,805
Hewlett-Packard Co.	260,500	11,624
Intel Corp.	161,000	3,825

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
International Business Machines Corp.	69,800	7,346
KLA-Tencor Corp.	139,600	7,671
Maxim Integrated Products, Inc.	211,300	7,060
Microsoft Corp.	378,200	11,146
*Oracle Corp.	397,300	7,831
QUALCOMM, Inc.	270,700	11,745
Telefonaktiebolaget LM Ericsson, ADR	198,700	7,926
Texas Instruments, Inc.	232,600	8,753
*Yahoo!, Inc.	241,810	6,560

Total		192,218

Materials (2.6%)
Monsanto Co.	164,100	11,083
Praxair, Inc.	113,600	8,178

Total		19,261

Telecommunication Services (1.5%)
*NII Holdings, Inc.	141,400	11,417

Total		11,417

Total Common Stocks (Cost: $572,708)		726,198

Money Market Investments (3.8%)

Federal Government & Agencies (0.2%)
Fannie Mae, 5.13%, 9/19/07	1,700,000	1,681

Total		1,681

Finance Lessors (2.0%)
(b)Thunder Bay Funding, Inc., 5.31%, 7/16/07	15,000,000	14,965

Total		14,965

National Commercial Banks (1.6%)
(b)UBS Finance LLC, 5.35%, 7/2/07	12,200,000	12,196

Total		12,196

Total Money Market Investments (Cost: $28,841)		28,842

Total Investments (100.1%) (Cost $601,549)(a)		755,040

Other Assets, Less Liabilities (-0.1%)		(915)

Net Assets (100.0%)		754,125

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Growth Stock Portfolio

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $601,549 and the net unrealized appreciation of investments based on that cost was $153,491 which is comprised of $162,455 aggregate gross unrealized appreciation and $8,964 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	46	9/07	$(111)
(Total Notional Value at June 30, 2007, $17,538)

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Janus Capital Appreciation Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,097.70	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Janus Capital Appreciation Portfolio

Janus Capital Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (85.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.0%)
Abercrombie & Fitch Co. — Class A	56,920	4,154
Boyd Gaming Corp.	61,050	3,003
Harrah’s Entertainment, Inc.	42,820	3,651
J.C. Penney Co., Inc.	74,525	5,393
*Lamar Advertising Co. — Class A	46,535	2,921
*Melco PBL Entertainment, ADR	64,645	812
Sony Corp., ADR	14,520	746

Total		20,680

Consumer Staples (1.3%)
Bunge, Ltd.	27,580	2,331

Total		2,331

Energy (14.0%)
Apache Corp.	21,895	1,786
ConocoPhillips	67,485	5,298
*Continental Resources, Inc.	206,100	3,298
EOG Resources, Inc.	24,805	1,812
Hess Corp.	38,165	2,250
Occidental Petroleum Corp.	40,250	2,330
Suncor Energy, Inc.	57,655	5,184
Valero Energy Corp.	31,185	2,303

Total		24,261

Financials (17.5%)
The Bear Stearns Companies, Inc.	24,610	3,445
The Goldman Sachs Group, Inc.	31,510	6,830
KKR Private Equity Investors LP	24,936	561
Lehman Brothers Holdings, Inc.	49,775	3,709
Merrill Lynch & Co., Inc.	42,590	3,560
Moody’s Corp.	70,410	4,380
Wells Fargo & Co.	222,450	7,823

Total		30,308

Health Care (10.0%)
Alcon, Inc.	28,535	3,850
*Amylin Pharmaceuticals, Inc.	5,775	238
*Celgene Corp.	80,330	4,605
*Genentech, Inc.	36,440	2,757
*Gilead Sciences, Inc.	150,010	5,816

Total		17,266

Industrials (2.5%)
Precision Castparts Corp.	35,580	4,318

Total		4,318

Information Technology (19.9%)
*Akamai Technologies, Inc.	70,105	3,410

Common Stocks (85.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Apple, Inc.	136,425	16,649
*Electronic Arts, Inc.	29,695	1,405
*Google, Inc. — Class A	9,805	5,132
QUALCOMM, Inc.	57,970	2,515
*Research in Motion, Ltd.	25,250	5,050

Total		34,161

Materials (6.3%)
Monsanto Co.	51,355	3,469
Potash Corp. of Saskatchewan, Inc.	96,000	7,485

Total		10,954

Telecommunication Services (1.5%)
*Time Warner Telecom, Inc. — Class A	130,410	2,621

Total		2,621

Total Common Stocks (Cost: $113,202)		146,900

Money Market Investments (11.3%)

Federal Government & Agencies (10.7%)
Federal Home Loan Bank, 5.16%, 7/13/07	5,400,000	5,390
Federal Home Loan Bank, 5.15%, 7/18/07	13,100,000	13,066

Total		18,456

National Commercial Banks (0.6%)
UBS Finance LLC, 5.35%, 7/2/07	1,100,000	1,100

Total		1,100

Total Money Market Investments (Cost: $19,556)		19,556

Total Investments (96.3%) (Cost $132,758)(a)		166,456

Other Assets, Less Liabilities (3.7%)		6,386

Net Assets (100.0%)		172,842

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $132,758 and the net unrealized appreciation of investments based on that cost was $33,698 which is comprised of $35,732 aggregate gross unrealized appreciation and $2,034 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Janus Capital Appreciation Portfolio

Large Cap Core Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,069.70	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.3%)
Abercrombie & Fitch Co. — Class A	13,200	963
*Comcast Corp. — Class A	211,500	5,947
Hilton Hotels Corp.	158,900	5,318
International Game Technology	116,600	4,629
J.C. Penney Co., Inc.	63,300	4,582
Johnson Controls, Inc.	71,700	8,301
News Corp. — Class A	317,200	6,728
NIKE, Inc. — Class B	60,800	3,544
Omnicom Group, Inc.	72,600	3,842
Staples, Inc.	199,800	4,741
Starwood Hotels & Resorts Worldwide, Inc.	61,200	4,105
Target Corp.	87,800	5,584
Time Warner, Inc.	237,600	4,999

Total		63,283

Consumer Staples (7.9%)
Altria Group, Inc.	80,600	5,653
Avon Products, Inc.	170,300	6,259
CVS/Caremark Corp.	225,222	8,209
Loews Corp. — Carolina Group	56,200	4,343
PepsiCo, Inc.	110,200	7,146
The Procter & Gamble Co.	140,662	8,607
Walgreen Co.	85,000	3,701

Total		43,918

Energy (9.5%)
Baker Hughes, Inc.	74,400	6,259
ConocoPhillips	54,888	4,309
Diamond Offshore Drilling, Inc.	37,400	3,798
EOG Resources, Inc.	68,100	4,975
Exxon Mobil Corp.	215,300	18,060
Schlumberger, Ltd.	76,700	6,515
Valero Energy Corp.	71,000	5,244
XTO Energy, Inc.	65,800	3,955

Total		53,115

Financials (17.5%)
American Express Co.	88,500	5,414
American International Group, Inc.	105,200	7,367
Bank of America Corp.	175,400	8,576
*The Blackstone Group LP	18,800	550
Chicago Mercantile Exchange Holdings, Inc.	5,000	2,672
Citigroup, Inc.	96,700	4,960
Genworth Financial, Inc.	52,900	1,820
The Goldman Sachs Group, Inc.	31,500	6,828
Host Hotels & Resorts, Inc.	177,102	4,095
JPMorgan Chase & Co.	153,296	7,427
Legg Mason, Inc.	49,200	4,840
Lehman Brothers Holdings, Inc.	74,200	5,529

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Prudential Financial, Inc.	87,100	8,469
State Street Corp.	77,500	5,301
The Travelers Companies, Inc.	107,800	5,767
U.S. Bancorp	115,300	3,799
UBS AG	81,900	4,915
Wachovia Corp.	90,600	4,643
Wells Fargo & Co.	139,900	4,920

Total		97,892

Health Care (12.5%)
Abbott Laboratories	98,700	5,285
Baxter International, Inc.	81,800	4,609
Bristol-Myers Squibb Co.	84,700	2,673
Cardinal Health, Inc.	38,300	2,706
*Celgene Corp.	98,100	5,624
*Express Scripts, Inc.	53,500	2,676
*Genentech, Inc.	45,500	3,443
*Gilead Sciences, Inc.	112,000	4,342
*Hospira, Inc.	41,600	1,624
Johnson & Johnson	74,400	4,585
Medtronic, Inc.	77,500	4,019
Merck & Co., Inc.	152,400	7,589
Pfizer, Inc.	169,500	4,334
*St. Jude Medical, Inc.	86,600	3,593
*Thermo Fisher Scientific, Inc.	133,600	6,909
Wyeth	96,600	5,539

Total		69,550

Industrials (12.4%)
The Boeing Co.	88,500	8,510
Canadian National Railway Co.	102,100	5,200
Danaher Corp.	74,000	5,587
FedEx Corp.	44,400	4,927
General Electric Co.	329,000	12,594
Honeywell International, Inc.	124,890	7,029
Roper Industries, Inc.	99,700	5,693
*Spirit AeroSystems Holdings, Inc.	120,000	4,326
Textron, Inc.	62,400	6,871
United Technologies Corp.	120,400	8,540

Total		69,277

Information Technology (19.1%)
Accenture, Ltd. — Class A	135,400	5,807
*Adobe Systems, Inc.	76,000	3,051
*Amdocs, Ltd.	146,000	5,814
*Autodesk, Inc.	71,500	3,366
*BEA Systems, Inc.	182,700	2,501
*Broadcom Corp. — Class A	217,250	6,355
*Cisco Systems, Inc.	285,700	7,957
*Corning, Inc.	204,700	5,230
*Electronic Arts, Inc.	98,300	4,652
*Google, Inc. — Class A	13,600	7,118
Hewlett-Packard Co.	193,100	8,615

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Intel Corp.	81,000	1,925
International Business Machines Corp.	50,500	5,315
KLA-Tencor Corp.	100,800	5,539
Maxim Integrated Products, Inc.	129,200	4,317
Microsoft Corp.	279,300	8,231
*Oracle Corp.	293,500	5,785
QUALCOMM, Inc.	157,100	6,817
Texas Instruments, Inc.	170,100	6,401
*Yahoo!, Inc.	46,900	1,272

Total		106,068

Materials (3.2%)
International Paper Co.	70,500	2,753
Monsanto Co.	150,600	10,171
Praxair, Inc.	69,800	5,025

Total		17,949

Telecommunication Services (1.2%)
AT&T, Inc.	164,000	6,806

Total		6,806

Utilities (2.2%)
Exelon Corp.	87,900	6,382
PG&E Corp.	132,300	5,993

Total		12,375

Total Common Stocks (Cost: $412,051)		540,233

Money Market Investments (3.1%)

Autos (1.7%)
(b)Fcar Owner Trust 1, 5.30%, 7/16/07	10,000,000	9,977

Total		9,977

Federal Government & Agencies (0.3%)
Fannie Mae, 5.13%, 9/19/07	1,500,000	1,483

Total		1,483

National Commercial Banks (1.1%)
UBS Finance LLC, 5.35%, 7/2/07	5,900,000	5,898

Total		5,898

Total Money Market Investments (Cost: $17,357)		17,358

Total Investments (99.9%) (Cost $429,408)(a)		557,591

Other Assets, Less Liabilities (0.1%)		755

Net Assets (100.0%)		558,346

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $429,408 and the net unrealized appreciation of investments based on that cost was $128,183 which is comprised of $131,768 aggregate gross unrealized appreciation and $3,585 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	16	9/07	$(39)
(Total Notional Value at June 30, 2007, $6,100)

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Capital Guardian Large Cap Blend Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$1,012.00	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,006.82	$1.40

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

Capital Guardian Large Cap Blend Portfolio

Capital Guardian Large Cap Blend Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.5%)
Best Buy Co., Inc.	4,600	215
Carnival Corp.	800	39
CBS Corp. — Class B	3,900	130
*The Cheesecake Factory, Inc.	1,300	32
Citadel Broadcasting Corp.	637	4
*Comcast Corp. — Class A	2,700	76
*Ford Motor Co.	32,700	308
Fortune Brands, Inc.	400	33
*Getty Images, Inc.	4,000	191
*Hanesbrands, Inc.	4,600	124
The Home Depot, Inc.	3,100	122
*Jarden Corp.	1,600	69
Johnson Controls, Inc.	900	104
*Las Vegas Sands Corp.	2,900	222
Leggett & Platt, Inc.	3,100	68
Lennar Corp. — Class A	1,300	48
Lowe’s Companies, Inc.	17,000	521
McDonald’s Corp.	1,200	61
Omnicom Group, Inc.	1,200	64
*Starbucks Corp.	4,900	129
Starwood Hotels & Resorts Worldwide, Inc.	1,000	67
Target Corp.	9,600	610
*Time Warner Cable, Inc. — Class A	1,400	55
Time Warner, Inc.	3,400	72
*Urban Outfitters, Inc.	1,700	41
*Viacom, Inc. — Class B	1,400	58
The Walt Disney Co.	9,100	310

Total		3,773

Consumer Staples (6.5%)
Altria Group, Inc.	4,300	302
Anheuser-Busch Companies, Inc.	800	42
Avon Products, Inc.	3,300	121
Campbell Soup Co.	1,100	43
The Coca-Cola Co.	2,400	126
Costco Wholesale Corp.	800	47
Kraft Foods, Inc. — Class A	7,300	257
PepsiCo, Inc.	5,300	343
Sara Lee Corp.	17,300	301
Sysco Corp.	3,400	112
Unilever NV	3,900	121

Total		1,815

Energy (7.7%)
Anadarko Petroleum Corp.	1,000	52
Arch Coal, Inc.	2,800	97
Baker Hughes, Inc.	2,500	210
BJ Services Co.	5,000	142
Chevron Corp.	2,000	168
ConocoPhillips	300	24
EOG Resources, Inc.	800	58
Exxon Mobil Corp.	2,200	185
Royal Dutch Shell PLC, ADR	6,900	561
Schlumberger, Ltd.	5,000	425

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*Weatherford International, Ltd.	4,100	226

Total		2,148

Financials (16.9%)
AFLAC, Inc.	1,300	67
Ambac Financial Group, Inc.	1,000	87
American Capital Strategies, Ltd.	2,100	89
American International Group, Inc.	4,600	322
*AmeriCredit Corp.	2,500	66
*Berkshire Hathaway, Inc.	1	109
Capital One Financial Corp.	2,000	157
Commerce Bancorp, Inc.	800	30
Douglas Emmett, Inc.	1,600	40
Fannie Mae	3,000	196
Fifth Third Bancorp	3,100	123
Freddie Mac	1,900	115
General Growth Properties, Inc.	800	42
The Goldman Sachs Group, Inc.	300	65
Host Hotels & Resorts, Inc.	900	21
Hudson City Bancorp, Inc.	13,300	163
IndyMac Bancorp, Inc.	1,600	47
JPMorgan Chase & Co.	9,600	465
Lehman Brothers Holdings, Inc.	2,100	156
Marsh & McLennan Companies, Inc.	6,500	201
MBIA, Inc.	1,300	81
Merrill Lynch & Co., Inc.	500	42
The Progressive Corp.	3,400	81
RenaissanceRe Holdings, Ltd.	1,000	62
SLM Corp.	5,800	334
SunTrust Banks, Inc.	800	69
Wachovia Corp.	9,500	487
Washington Mutual, Inc.	12,800	546
Wells Fargo & Co.	9,000	317
XL Capital, Ltd. — Class A	1,900	160

Total		4,740

Health Care (12.6%)
Allergan, Inc.	4,800	277
AstraZeneca PLC, ADR	6,900	368
Baxter International, Inc.	5,800	327
Bristol-Myers Squibb Co.	5,200	164
*Cerner Corp.	900	50
*DaVita, Inc.	2,600	140
*Forest Laboratories, Inc.	9,300	424
*Genentech, Inc.	4,100	310
*ImClone Systems, Inc.	4,100	145
Medtronic, Inc.	3,200	166
*Millennium Pharmaceuticals, Inc.	8,000	85
Pfizer, Inc.	8,000	205

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Sanofi-Aventis, ADR	5,400	217
*Sepracor, Inc.	3,800	156
Teva Pharmaceutical Industries, Ltd., ADR	3,200	132
UnitedHealth Group, Inc.	4,200	215
*WellPoint, Inc.	500	40
Wyeth	1,600	92

Total		3,513

Industrials (10.6%)
*Alliant Techsystems, Inc.	600	59
American Standard Companies, Inc.	2,700	159
The Boeing Co.	600	58
Caterpillar, Inc.	500	39
Cooper Industries, Ltd. — Class A	1,300	74
Danaher Corp.	2,300	174
Emerson Electric Co.	1,400	66
FedEx Corp.	300	33
Fluor Corp.	3,200	356
General Electric Co.	20,200	774
Illinois Tool Works, Inc.	5,100	276
*Owens Corning, Inc.	800	27
Parker Hannifin Corp.	100	10
Siemens AG, ADR	600	86
Southwest Airlines Co.	3,900	58
Tyco International, Ltd.	800	27
United Parcel Service, Inc. — Class B	6,000	438
United Technologies Corp.	3,700	262

Total		2,976

Information Technology (23.6%)
*Alliance Data Systems Corp.	700	54
Altera Corp.	7,100	157
Applied Materials, Inc.	16,800	334
*ASML Holding N.V.	1,400	38
*Brocade Communications Systems, Inc.	20,400	160
*Cisco Systems, Inc.	23,900	665
*Corning, Inc.	5,300	135
*Dell, Inc.	6,200	177
*eBay, Inc.	8,400	270
*Flextronics International, Ltd.	9,500	103
*Google, Inc. — Class A	1,200	628
Hewlett-Packard Co.	1,800	80
Intel Corp.	12,500	297
Jabil Circuit, Inc.	7,800	172
KLA-Tencor Corp.	6,300	346
*Lam Research Corp.	1,100	57
Linear Technology Corp.	2,600	94
Microsoft Corp.	29,200	860
*NAVTEQ Corp.	1,100	47
Paychex, Inc.	2,600	102
*Qimonda AG, ADR	4,500	70
QUALCOMM, Inc.	5,900	256

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Large Cap Blend Portfolio

Capital Guardian Large Cap Blend Portfolio

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*SanDisk Corp.	8,600	421
SAP AG, ADR	3,600	184
Seagate Technology	12,400	270
*Silicon Laboratories, Inc.	1,500	52
*Sun Microsystems, Inc.	19,000	100
*Symantec Corp.	2,100	42
Xilinx, Inc.	9,000	241
*Yahoo!, Inc.	7,400	201

Total		6,613

Materials (2.3%)
Alcoa, Inc.	3,400	138
Barrick Gold Corp.	3,200	93
E. I. du Pont de Nemours and Co.	600	31
Huntsman Corp.	1,100	27
Methanex Corp.	2,400	60
Newmont Mining Corp.	1,800	70
Potash Corp. of Saskatchewan, Inc.	2,500	195
Rohm and Haas Co.	700	38

Total		652

Telecommunication Services (2.0%)
*American Tower Corp. — Class A	1,800	76
AT&T, Inc.	6,400	265
*Level 3 Communications, Inc.	20,200	118
*Time Warner Telecom, Inc. — Class A	5,000	101

Total		560

Utilities (1.4%)
*The AES Corp.	3,300	72
*Allegheny Energy, Inc.	1,100	57
CMS Energy Corp.	3,400	58
Edison International	2,800	158
MDU Resources Group, Inc.	1,600	45

Total		390

Total Common Stocks (Cost: $27,033)		27,180

Money Market Investments (5.4%)

Federal Government & Agencies (3.6%)
Federal Home Loan Mortgage Co., 5.14%, 7/9/07	1,000,000	999

Total		999

Money Market Investments (5.4%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (1.8%)
UBS Finance LLC, 5.35%, 7/2/07	500,000	500

Total		500

Total Money Market Investments (Cost: $1,499)		1,499

Total Investments (102.5%) (Cost $28,532)(a)		28,679

Other Assets, Less Liabilities (-2.5%)		(705)

Net Assets (100.0%)		27,974

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $28,532 and the net unrealized appreciation of investments based on that cost was $146 which is comprised of $829 aggregate gross unrealized appreciation and $683 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Large Cap Blend Portfolio

Index 500 Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,069.60	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.0%)
Abercrombie & Fitch Co. — Class A	14,100	1,029
*Amazon.com, Inc.	49,800	3,407
*Apollo Group, Inc. —Class A	22,400	1,309
*AutoNation, Inc.	24,229	544
*AutoZone, Inc.	7,625	1,042
*Bed Bath & Beyond, Inc.	43,900	1,580
Best Buy Co., Inc.	64,875	3,028
*Big Lots, Inc.	17,500	515
The Black & Decker Corp.	10,600	936
Brunswick Corp.	14,500	473
Carnival Corp.	70,909	3,458
CBS Corp. — Class B	117,424	3,913
Centex Corp.	19,100	766
Circuit City Stores, Inc.	22,200	335
Clear Channel Communications, Inc.	79,550	3,009
*Coach, Inc.	59,500	2,820
*Comcast Corp. — Class A	498,705	14,023
D.R. Horton, Inc.	43,800	873
Darden Restaurants, Inc.	22,650	996
Dillard’s, Inc. — Class A	9,764	351
*The DIRECTV Group, Inc.	123,500	2,854
Dollar General Corp.	50,448	1,106
Dow Jones & Co., Inc.	10,520	604
The E.W. Scripps Co. — Class A	13,400	612
Eastman Kodak Co.	46,083	1,282
Family Dollar Stores, Inc.	24,200	831
*Ford Motor Co.	301,294	2,838
Fortune Brands, Inc.	24,467	2,015
Gannett Co., Inc.	37,650	2,069
The Gap, Inc.	84,975	1,623
General Motors Corp.	90,627	3,426
Genuine Parts Co.	27,300	1,354
*The Goodyear Tire & Rubber Co.	33,100	1,151
H&R Block, Inc.	51,700	1,208
Harley-Davidson, Inc.	41,300	2,462
Harman International Industries, Inc.	10,400	1,215
Harrah’s Entertainment, Inc.	29,950	2,554
Hasbro, Inc.	25,525	802
Hilton Hotels Corp.	62,450	2,090
The Home Depot, Inc.	316,294	12,445
*IAC/InterActiveCorp	35,000	1,211
International Game Technology	53,300	2,116
*The Interpublic Group of Companies, Inc.	75,100	856
J.C. Penney Co., Inc.	36,050	2,609
Johnson Controls, Inc.	31,600	3,658
Jones Apparel Group, Inc.	17,400	492
KB HOME	12,300	484
*Kohl’s Corp.	51,667	3,670
Leggett & Platt, Inc.	28,433	627

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Lennar Corp. — Class A	22,300	815
Limited Brands, Inc.	54,887	1,507
Liz Claiborne, Inc.	16,800	627
Lowe’s Companies, Inc.	241,200	7,402
Macy’s Inc.	73,646	2,930
Marriott International, Inc. — Class A	52,600	2,274
Mattel, Inc.	62,988	1,593
McDonald’s Corp.	191,278	9,709
The McGraw-Hill Companies, Inc.	55,020	3,746
Meredith Corp.	6,200	382
The New York Times Co. — Class A	23,070	586
Newell Rubbermaid, Inc.	44,692	1,315
News Corp. — Class A	373,200	7,916
NIKE, Inc. — Class B	60,800	3,544
Nordstrom, Inc.	35,934	1,837
*Office Depot, Inc.	44,257	1,341
OfficeMax, Inc.	12,100	476
Omnicom Group, Inc.	53,000	2,805
Polo Ralph Lauren Corp.	9,800	961
Pulte Homes, Inc.	34,000	763
RadioShack Corp.	21,700	719
*Sears Holdings Corp.	13,180	2,234
The Sherwin-Williams Co.	17,513	1,164
Snap-on, Inc.	9,317	471
The Stanley Works	13,350	810
Staples, Inc.	114,650	2,721
*Starbucks Corp.	118,700	3,115
Starwood Hotels & Resorts Worldwide, Inc.	34,500	2,314
Target Corp.	136,457	8,679
Tiffany & Co.	21,867	1,160
Time Warner, Inc.	606,600	12,762
The TJX Companies, Inc.	72,900	2,005
Tribune Co.	13,525	398
VF Corp.	14,257	1,306
*Viacom, Inc. — Class B	110,424	4,597
The Walt Disney Co.	317,557	10,841
Wendy’s International, Inc.	13,950	513
Whirlpool Corp.	12,644	1,406
*Wyndham Worldwide Corp.	29,186	1,058
Yum! Brands, Inc.	83,960	2,747

Total		218,220

Consumer Staples (9.1%)
Altria Group, Inc.	337,022	23,639
Anheuser-Busch Companies, Inc.	121,749	6,350
Archer-Daniels-Midland Co.	104,603	3,461
Avon Products, Inc.	70,300	2,584
Brown-Forman Corp. — Class B	12,618	922
Campbell Soup Co.	34,722	1,348
The Clorox Co.	24,350	1,512
The Coca-Cola Co.	321,975	16,843

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
Coca-Cola Enterprises, Inc.	44,700	1,073
Colgate-Palmolive Co.	81,922	5,313
ConAgra Foods, Inc.	79,767	2,143
*Constellation Brands, Inc. — Class A	31,000	753
Costco Wholesale Corp.	71,564	4,188
CVS/Caremark Corp.	247,361	9,016
Dean Foods Co.	20,800	663
The Estee Lauder Companies, Inc. — Class A	18,900	860
General Mills, Inc.	55,467	3,240
H.J. Heinz Co.	52,017	2,469
The Hershey Co.	27,500	1,392
Kellogg Co.	40,157	2,080
Kimberly-Clark Corp.	73,056	4,887
Kraft Foods, Inc. — Class A	256,996	9,059
The Kroger Co.	113,405	3,190
McCormick & Co., Inc.	20,900	798
Molson Coors Brewing Co. — Class B	7,600	703
The Pepsi Bottling Group, Inc.	21,100	711
PepsiCo, Inc.	261,030	16,928
The Procter & Gamble Co.	504,564	30,873
Reynolds American, Inc.	27,400	1,786
Safeway, Inc.	70,800	2,409
Sara Lee Corp.	117,735	2,049
SUPERVALU, Inc.	33,270	1,541
Sysco Corp.	99,025	3,267
Tyson Foods, Inc. — Class A	40,500	933
UST, Inc.	25,667	1,379
Walgreen Co.	160,346	6,981
Wal-Mart Stores, Inc.	388,500	18,691
Whole Foods Market, Inc.	22,700	869
Wm. Wrigley Jr. Co.	34,558	1,911

Total		198,814

Energy (10.6%)
Anadarko Petroleum Corp.	74,324	3,864
Apache Corp.	53,046	4,328
Baker Hughes, Inc.	51,330	4,318
BJ Services Co.	47,000	1,337
Chesapeake Energy Corp.	65,600	2,270
Chevron Corp.	344,414	29,013
ConocoPhillips	261,938	20,562
CONSOL Energy, Inc.	29,200	1,346
Devon Energy Corp.	71,300	5,582
El Paso Corp.	112,171	1,933
ENSCO International, Inc.	23,900	1,458
EOG Resources, Inc.	39,220	2,865
Exxon Mobil Corp.	902,656	75,715
Halliburton Co.	146,438	5,052
Hess Corp.	43,700	2,577
Marathon Oil Corp.	109,966	6,594
Murphy Oil Corp.	30,100	1,789
*Nabors Industries, Ltd.	45,100	1,505

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*National-Oilwell Varco, Inc.	28,500	2,971
Noble Corp.	21,450	2,092
Occidental Petroleum Corp.	133,640	7,735
Peabody Energy Corp.	42,500	2,056
Rowan Companies, Inc.	17,750	727
Schlumberger, Ltd.	188,834	16,040
Smith International, Inc.	32,100	1,882
Spectra Energy Corp.	101,236	2,628
Sunoco, Inc.	19,500	1,554
*Transocean, Inc.	46,151	4,891
Valero Energy Corp.	88,000	6,500
*Weatherford International, Ltd.	54,000	2,983
The Williams Companies, Inc.	96,000	3,036
XTO Energy, Inc.	61,399	3,690

Total		230,893

Financials (20.4%)
ACE, Ltd.	52,200	3,264
AFLAC, Inc.	78,350	4,027
The Allstate Corp.	97,328	5,987
Ambac Financial Group, Inc.	16,300	1,421
American Express Co.	190,475	11,653
American International Group, Inc.	415,730	29,113
Ameriprise Financial, Inc.	37,655	2,394
Aon Corp.	47,000	2,003
Apartment Investment & Management Co. — Class A	15,600	787
Archstone-Smith Trust	35,700	2,110
Assurant, Inc.	15,900	937
AvalonBay Communities, Inc.	12,800	1,522
Bank of America Corp.	711,067	34,763
The Bank of New York Co., Inc.	121,153	5,021
BB&T Corp.	86,900	3,535
The Bear Stearns Companies, Inc.	19,095	2,673
Boston Properties, Inc.	19,100	1,951
Capital One Financial Corp.	66,229	5,195
*CB Richard Ellis Group, Inc.	30,000	1,095
The Charles Schwab Corp.	162,139	3,327
Chicago Mercantile Exchange Holdings, Inc.	5,700	3,046
The Chubb Corp.	64,300	3,481
Cincinnati Financial Corp.	27,475	1,192
CIT Group, Inc.	30,700	1,683
Citigroup, Inc.	792,648	40,654
Comerica, Inc.	24,950	1,484
Commerce Bancorp, Inc.	30,700	1,136
Compass Bancshares, Inc.	21,100	1,455
Countrywide Financial Corp.	95,100	3,457
Developers Diversified Realty Corp.	20,000	1,054
*E*TRADE Financial Corp.	68,400	1,511
Equity Residential	46,600	2,126
Fannie Mae	155,948	10,188

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Federated Investors, Inc. — Class B	14,200	544
Fifth Third Bancorp	88,134	3,505
First Horizon National Corp.	20,200	788
Franklin Resources, Inc.	26,450	3,504
Freddie Mac	105,986	6,433
Genworth Financial, Inc.	67,000	2,305
The Goldman Sachs Group, Inc.	65,500	14,197
The Hartford Financial Services Group, Inc.	50,750	4,999
Host Hotels & Resorts, Inc.	83,700	1,935
Hudson City Bancorp, Inc.	77,600	948
Huntington Bancshares, Inc.	37,842	861
Janus Capital Group, Inc.	29,729	828
JPMorgan Chase & Co.	547,397	26,520
KeyCorp	62,875	2,158
Kimco Realty Corp.	36,300	1,382
Legg Mason, Inc.	21,100	2,076
Lehman Brothers Holdings, Inc.	85,344	6,360
Lincoln National Corp.	43,430	3,081
Loews Corp.	71,401	3,640
M&T Bank Corp.	12,100	1,293
Marsh & McLennan Companies, Inc.	88,980	2,748
Marshall & Ilsley Corp.	41,500	1,977
MBIA, Inc.	20,950	1,304
Mellon Financial Corp.	66,668	2,933
Merrill Lynch & Co., Inc.	139,500	11,659
MetLife, Inc.	118,836	7,663
MGIC Investment Corp.	13,300	756
Moody’s Corp.	36,850	2,292
Morgan Stanley	168,913	14,168
National City Corp.	92,297	3,075
Northern Trust Corp.	30,250	1,943
Plum Creek Timber Co., Inc.	28,300	1,179
PNC Financial Services Group, Inc.	55,267	3,956
Principal Financial Group, Inc.	42,900	2,501
The Progressive Corp.	118,000	2,824
ProLogis	41,100	2,339
Prudential Financial, Inc.	74,900	7,283
Public Storage, Inc.	19,700	1,513
Regions Financial Corp.	112,890	3,737
SAFECO Corp.	17,050	1,062
Simon Property Group, Inc.	35,800	3,331
SLM Corp.	65,942	3,797
Sovereign Bancorp, Inc.	57,880	1,224
State Street Corp.	53,900	3,687
SunTrust Banks, Inc.	57,133	4,899
Synovus Financial Corp.	52,350	1,607
T. Rowe Price Group, Inc.	42,600	2,211
Torchmark Corp.	15,350	1,028
The Travelers Companies, Inc.	106,410	5,693
U.S. Bancorp	278,621	9,181
Unum Group	54,931	1,434
Vornado Realty Trust	20,900	2,296
Wachovia Corp.	306,647	15,716

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Washington Mutual, Inc.	142,454	6,074
Wells Fargo & Co.	535,160	18,822
XL Capital, Ltd. — Class A	29,800	2,512
Zions Bancorporation	17,600	1,354

Total		444,380

Health Care (11.5%)
Abbott Laboratories	246,850	13,219
Aetna, Inc.	82,708	4,086
Allergan, Inc.	49,234	2,838
AmerisourceBergen Corp.	30,600	1,514
*Amgen, Inc.	185,817	10,274
Applera Corp. — Applied Biosystems Group	29,433	899
*Barr Pharmaceuticals, Inc.	17,600	884
Bausch & Lomb, Inc.	8,700	604
Baxter International, Inc.	104,400	5,882
Becton, Dickinson and Co.	39,250	2,924
*Biogen Idec, Inc.	54,790	2,931
Biomet, Inc.	39,345	1,799
*Boston Scientific Corp.	190,122	2,916
Bristol-Myers Squibb Co.	315,408	9,954
C. R. Bard, Inc.	16,500	1,363
Cardinal Health, Inc.	61,625	4,353
*Celgene Corp.	60,900	3,491
CIGNA Corp.	46,087	2,407
*Coventry Health Care, Inc.	25,100	1,447
Eli Lilly and Co.	158,106	8,835
*Express Scripts, Inc.	43,500	2,175
*Forest Laboratories, Inc.	50,966	2,327
*Genzyme Corp.	42,100	2,711
*Gilead Sciences, Inc.	149,600	5,800
*Hospira, Inc.	24,965	975
*Humana, Inc.	26,900	1,638
IMS Health, Inc.	31,467	1,011
Johnson & Johnson	464,137	28,601
*King Pharmaceuticals, Inc.	39,066	799
*Laboratory Corp. of America Holdings	18,800	1,471
Manor Care, Inc.	11,700	764
McKesson Corp.	47,305	2,821
*Medco Health Solutions, Inc.	44,872	3,500
Medtronic, Inc.	184,500	9,568
Merck & Co., Inc.	347,320	17,297
*Millipore Corp.	8,600	646
Mylan Laboratories, Inc.	39,800	724
*Patterson Companies, Inc.	22,300	831
PerkinElmer, Inc.	19,200	500
Pfizer, Inc.	1,124,634	28,758
Quest Diagnostics, Inc.	25,300	1,307
Schering-Plough Corp.	238,650	7,265
*St. Jude Medical, Inc.	54,200	2,249
Stryker Corp.	47,900	3,022
*Tenet Healthcare Corp.	75,750	493
*Thermo Fisher Scientific, Inc.	67,600	3,496
UnitedHealth Group, Inc.	214,744	10,982
*Varian Medical Systems, Inc.	20,400	867

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Waters Corp.	16,200	962
*Watson Pharmaceuticals, Inc.	16,400	533
*WellPoint, Inc.	98,300	7,847
Wyeth	215,529	12,358
*Zimmer Holdings, Inc.	37,937	3,220

Total		250,138

Industrials (11.2%)
3M Co.	115,376	10,013
*Allied Waste Industries, Inc.	40,950	551
American Standard Companies, Inc.	28,200	1,663
Avery Dennison Corp.	14,650	974
The Boeing Co.	126,176	12,133
Burlington Northern Santa Fe Corp.	57,085	4,860
C.H. Robinson Worldwide, Inc.	27,400	1,439
Caterpillar, Inc.	102,576	8,032
Cintas Corp.	21,633	853
Cooper Industries, Ltd. — Class A	29,300	1,673
CSX Corp.	70,100	3,160
Cummins, Inc.	16,700	1,690
Danaher Corp.	38,200	2,884
Deere & Co.	36,060	4,354
Dover Corp.	32,767	1,676
Eaton Corp.	23,500	2,186
Emerson Electric Co.	127,400	5,962
Equifax, Inc.	23,300	1,035
FedEx Corp.	49,320	5,473
Fluor Corp.	14,100	1,570
General Dynamics Corp.	64,900	5,076
General Electric Co.	1,648,606	63,109
Goodrich Corp.	20,100	1,197
Honeywell International, Inc.	124,950	7,032
Illinois Tool Works, Inc.	66,000	3,577
Ingersoll-Rand Co., Ltd. — Class A	48,360	2,651
ITT Corp.	29,100	1,987
L-3 Communications Holdings, Inc.	20,000	1,948
Lockheed Martin Corp.	56,908	5,357
Masco Corp.	60,500	1,722
*Monster Worldwide, Inc.	20,967	862
Norfolk Southern Corp.	63,057	3,315
Northrop Grumman Corp.	55,320	4,308
PACCAR, Inc.	39,810	3,465
Pall Corp.	19,650	904
Parker Hannifin Corp.	18,575	1,819
Pitney Bowes, Inc.	35,237	1,650
Precision Castparts Corp.	22,000	2,670
R. R. Donnelley & Sons Co.	35,234	1,533
Raytheon Co.	71,100	3,832
Robert Half International, Inc.	26,640	972
Rockwell Automation, Inc.	25,250	1,753

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Rockwell Collins, Inc.	26,850	1,897
Ryder System, Inc.	9,800	527
Southwest Airlines Co.	125,167	1,866
*Terex Corp.	16,500	1,341
Textron, Inc.	20,150	2,219
Tyco International, Ltd.	317,708	10,735
Union Pacific Corp.	43,360	4,993
United Parcel Service, Inc. — Class B	169,700	12,388
United Technologies Corp.	159,334	11,302
W.W. Grainger, Inc.	11,400	1,061
Waste Management, Inc.	82,885	3,237

Total		244,486

Information Technology (15.2%)
*ADC Telecommunications, Inc.	18,764	344
*Adobe Systems, Inc.	94,250	3,784
*Advanced Micro Devices, Inc.	88,200	1,261
*Affiliated Computer Services, Inc. — Class A	15,900	902
*Agilent Technologies, Inc.	63,437	2,439
Altera Corp.	56,911	1,259
Analog Devices, Inc.	52,457	1,974
*Apple, Inc.	138,600	16,915
Applied Materials, Inc.	221,400	4,399
*Autodesk, Inc.	37,068	1,745
Automatic Data Processing, Inc.	88,650	4,297
*Avaya, Inc.	72,116	1,214
*BMC Software, Inc.	32,660	990
*Broadcom Corp. — Class A	74,600	2,182
CA, Inc.	65,892	1,702
*Ciena Corp.	13,685	494
*Cisco Systems, Inc.	972,900	27,095
*Citrix Systems, Inc.	28,920	974
*Cognizant Technology Solutions Corp. — Class A	23,000	1,727
*Computer Sciences Corp.	27,750	1,641
*Compuware Corp.	48,257	572
*Convergys Corp.	21,950	532
*Corning, Inc.	252,000	6,439
*Dell, Inc.	364,033	10,393
*eBay, Inc.	181,400	5,837
*Electronic Arts, Inc.	49,700	2,352
Electronic Data Systems Corp.	81,567	2,262
*EMC Corp.	336,274	6,087
Fidelity National Information Services, Inc.	26,200	1,422
First Data Corp.	120,932	3,951
*Fiserv, Inc.	26,925	1,529
*Google, Inc. — Class A	34,900	18,266
Hewlett-Packard Co.	419,626	18,724
Intel Corp.	930,963	22,120
International Business Machines Corp.	218,939	23,043
*Intuit, Inc.	54,900	1,651
Jabil Circuit, Inc.	28,767	635
*JDS Uniphase Corp.	33,850	455

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Juniper Networks, Inc.	90,700	2,283
KLA-Tencor Corp.	30,700	1,687
*Lexmark International, Inc. — Class A	15,200	750
Linear Technology Corp.	40,650	1,471
*LSI Logic Corp.	123,400	927
Maxim Integrated Products, Inc.	51,400	1,717
*MEMC Electronic Materials, Inc.	36,000	2,200
*Micron Technology, Inc.	121,150	1,518
Microsoft Corp.	1,348,992	39,755
Molex, Inc.	22,750	683
Motorola, Inc.	370,877	6,565
National Semiconductor Corp.	44,686	1,263
*NCR Corp.	28,800	1,513
*Network Appliance, Inc.	59,500	1,737
*Novell, Inc.	55,800	435
*Novellus Systems, Inc.	20,200	573
*NVIDIA Corp.	58,200	2,404
*Oracle Corp.	634,325	12,503
Paychex, Inc.	54,435	2,129
*PMC-Sierra, Inc.	34,200	264
*QLogic Corp.	25,500	425
QUALCOMM, Inc.	267,134	11,591
*SanDisk Corp.	36,600	1,791
*Sanmina-SCI Corp.	84,900	266
*Solectron Corp.	144,900	533
*Sun Microsystems, Inc.	572,097	3,009
*Symantec Corp.	144,354	2,916
Tektronix, Inc.	13,060	441
*Tellabs, Inc.	70,192	755
*Teradyne, Inc.	30,450	535
Texas Instruments, Inc.	229,700	8,644
*Unisys Corp.	55,750	510
*VeriSign, Inc.	39,300	1,247
Western Union Co.	123,832	2,579
*Xerox Corp.	150,200	2,776
Xilinx, Inc.	47,700	1,277
*Yahoo!, Inc.	193,800	5,258

Total		330,538

Materials (3.1%)
Air Products and Chemicals, Inc.	34,667	2,786
Alcoa, Inc.	139,307	5,646
Allegheny Technologies, Inc.	16,417	1,722
Ashland, Inc.	9,000	576
Ball Corp.	16,332	868
Bemis Co., Inc.	16,800	557
The Dow Chemical Co.	152,709	6,753
E. I. du Pont de Nemours and Co.	148,028	7,525
Eastman Chemical Co.	13,525	870
Ecolab, Inc.	28,100	1,200
Freeport-McMoRan Copper & Gold, Inc.	60,188	4,985
*Hercules, Inc.	18,700	367

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Materials continued
International Flavors & Fragrances, Inc.	12,400	647
International Paper Co.	69,766	2,724
MeadWestvaco Corp.	29,579	1,045
Monsanto Co.	87,106	5,883
Newmont Mining Corp.	72,280	2,823
Nucor Corp.	48,332	2,835
*Pactiv Corp.	20,900	667
PPG Industries, Inc.	26,267	1,999
Praxair, Inc.	51,100	3,679
Rohm and Haas Co.	22,780	1,246
Sealed Air Corp.	25,842	802
Sigma-Aldrich Corp.	21,000	896
Temple-Inland, Inc.	17,000	1,046
United States Steel Corp.	18,950	2,061
Vulcan Materials Co.	15,300	1,752
Weyerhaeuser Co.	34,580	2,729

Total		66,689

Telecommunication Services (3.7%)
ALLTEL Corp.	55,357	3,739
AT&T, Inc.	987,975	41,002
CenturyTel, Inc.	17,600	863
Citizens Communications Co.	54,900	838
Embarq Corp.	24,230	1,535
*Qwest Communications International, Inc.	248,935	2,415
Sprint Nextel Corp.	463,702	9,603
Verizon Communications, Inc.	465,242	19,154
Windstream Corp.	76,392	1,128

Total		80,277

Utilities (3.5%)
*The AES Corp.	107,000	2,341
*Allegheny Energy, Inc.	26,600	1,376
Ameren Corp.	33,067	1,621

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
American Electric Power Co., Inc.	63,940	2,880
CenterPoint Energy, Inc.	51,362	894
CMS Energy Corp.	36,000	619
Consolidated Edison, Inc.	43,350	1,956
Constellation Energy Group	29,000	2,528
Dominion Resources, Inc.	56,095	4,842
DTE Energy Co.	28,250	1,362
Duke Energy Corp.	201,773	3,692
*Dynegy, Inc.	64,500	609
Edison International	52,220	2,931
Entergy Corp.	31,609	3,393
Exelon Corp.	107,824	7,827
FirstEnergy Corp.	48,865	3,163
FPL Group, Inc.	65,114	3,695
Integrys Energy Group, Inc.	12,132	615
KeySpan Corp.	28,200	1,184
Nicor, Inc.	7,250	311
NiSource, Inc.	43,873	909
PG&E Corp.	56,325	2,552
Pinnacle West Capital Corp.	16,100	642
PPL Corp.	61,668	2,885
Progress Energy, Inc.	40,692	1,855
Public Service Enterprise Group, Inc.	40,536	3,558
Questar Corp.	27,600	1,459
Sempra Energy	42,302	2,506
The Southern Co.	120,500	4,132
TECO Energy, Inc.	33,600	577
TXU Corp.	73,530	4,948
Xcel Energy, Inc.	65,520	1,341

Total		75,203

Total Common Stocks (Cost: $1,384,452)		2,139,638

Money Market Investments (1.6%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.1%)
(b)Fannie Mae, 5.10%, 9/24/07	3,300,000	3,261

Total		3,261

Finance Lessors (0.5%)
(b)Ranger Funding Co. LLC, 5.34%, 7/12/07	10,000,000	9,982

Total		9,982

Finance Services (0.5%)
(b)Ciesco LP, 5.28%, 8/16/07	10,000,000	9,931

Total		9,931

National Commercial Banks (0.1%)
(b)UBS Finance LLC, 5.35%, 7/2/07	1,400,000	1,400

Total		1,400

Short Term Business Credit (0.4%)
(b)Sheffield Receivables, 5.35%, 7/10/07	10,000,000	9,985

Total		9,985

Total Money Market Investments (Cost: $34,558)		34,559

Total Investments (99.9%) (Cost $1,419,010)(a)		2,174,197

Other Assets, Less Liabilities (0.1%)		2,009

Net Assets (100.0%)		2,176,206

*	Non-Income Producing

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,419,010 and the net unrealized appreciation of investments based on that cost was $755,187 which is comprised of $842,012 aggregate gross unrealized appreciation and $86,825 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	91	9/07	$(173)
(Total Notional Value at June 30, 2007, $34,475)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

American Century Large Company Value Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$1,007.00	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,006.90	$1.32
*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

American Century Large Company Value Portfolio

American Century Large Company Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.7%)
Best Buy Co., Inc.	3,200	149
Gannett Co., Inc.	5,000	275
The Gap, Inc.	7,800	149
H&R Block, Inc.	6,600	154
The Home Depot, Inc.	6,200	244
McDonald’s Corp.	4,500	228
Newell Rubbermaid, Inc.	5,300	156
Staples, Inc.	6,200	147
Time Warner, Inc.	22,900	483
VF Corp.	1,900	174
*Viacom, Inc. — Class B	5,100	212

Total		2,371

Consumer Staples (5.8%)
Altria Group, Inc.	4,400	309
The Coca-Cola Co.	6,200	324
The Kroger Co.	4,200	118
The Pepsi Bottling Group, Inc.	6,100	205
Unilever NV	11,000	342
Wal-Mart Stores, Inc.	5,700	274

Total		1,572

Energy (13.0%)
Chevron Corp.	9,300	783
ConocoPhillips	6,700	526
Devon Energy Corp.	1,400	110
Exxon Mobil Corp.	15,300	1,283
*National-Oilwell Varco, Inc.	900	94
Royal Dutch Shell PLC, ADR	9,200	747

Total		3,543

Financials (30.3%)
The Allstate Corp.	5,200	320
American International Group, Inc.	7,800	546
Bank of America Corp.	18,200	890
The Bank of New York Co., Inc.	6,100	253
Citigroup, Inc.	23,800	1,220
Freddie Mac	10,300	625
The Hartford Financial Services Group, Inc.	3,200	315
JPMorgan Chase & Co.	12,900	625
Loews Corp.	3,900	199
Marsh & McLennan Companies, Inc.	4,900	151
Merrill Lynch & Co., Inc.	4,900	410
MGIC Investment Corp.	2,700	154
Morgan Stanley	5,400	453
National City Corp.	4,300	143
PNC Financial Services Group, Inc.	2,300	165
Torchmark Corp.	2,500	168
U.S. Bancorp	10,300	339
Wachovia Corp.	8,000	410
Washington Mutual, Inc.	7,200	307

Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Wells Fargo & Co.	16,200	570

Total		8,263

Health Care (8.3%)
Abbott Laboratories	6,900	369
*Amgen, Inc.	2,200	122
Eli Lilly and Co.	3,200	179
Johnson & Johnson	7,500	462
Merck & Co., Inc.	3,600	179
Pfizer, Inc.	19,300	494
Quest Diagnostics, Inc.	1,400	72
Wyeth	6,800	390

Total		2,267

Industrials (9.1%)
Caterpillar, Inc.	1,700	133
Deere & Co.	1,600	193
Dover Corp.	3,700	189
General Electric Co.	14,400	552
Ingersoll-Rand Co., Ltd. — Class A	4,900	269
Northrop Grumman Corp.	3,200	249
Parker Hannifin Corp.	1,900	186
R. R. Donnelley & Sons Co.	4,700	204
Tyco International, Ltd.	9,900	335
Waste Management, Inc.	4,100	160

Total		2,470

Information Technology (6.8%)
Applied Materials, Inc.	3,900	77
*Fiserv, Inc.	2,000	114
Hewlett-Packard Co.	8,800	393
Intel Corp.	5,400	128
International Business Machines Corp.	3,000	316
Microsoft Corp.	13,900	409
Motorola, Inc.	3,600	64
*Oracle Corp.	8,600	170
*Xerox Corp.	9,200	170

Total		1,841

Materials (3.6%)
E. I. du Pont de Nemours and Co.	4,900	249
Nucor Corp.	1,800	106
PPG Industries, Inc.	4,300	327
Weyerhaeuser Co.	3,700	292

Total		974

Other Holdings (3.0%)
iShares Russell 1000 Value Index Fund	9,500	824

Total		824

Telecommunication Services (5.3%)
AT&T, Inc.	20,000	830
Sprint Nextel Corp.	11,800	244

Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Verizon Communications, Inc.	9,100	375

Total		1,449

Utilities (3.0%)
Exelon Corp.	5,100	370
NiSource, Inc.	6,300	130
PPL Corp.	7,000	328

Total		828

Total Common Stocks (Cost: $26,345)		26,402

Money Market Investments (3.1%)

Federal Government & Agencies (3.1%)
(b)Federal National Mortgage Association, 4.80%, 7/2/07	843,000	842

Total		842

Other Holdings (0.0%)
J.P. Morgan Money Market Fund	551	1

Total		1

Total Money Market Investments (Cost: $843)		843

Total Investments (100.0%) (Cost $27,188)(a)		27,245

Other Assets, Less Liabilities (0.0%)		2

Net Assets (100.0%)		27,247

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $27,188 and the net unrealized appreciation of investments based on that cost was $57 which is comprised of $654 aggregate gross unrealized appreciation and $597 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

The Accompanying Notes are an Integral Part of the Financial Statements.

American Century Large Company Value Portfolio

American Century Large Company Value Portfolio

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S & P 500 Mini Index Futures (Long)	2	9/07	$—	(m)
(Total Notional Value at June 30, 2007, $152)

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

American Century Large Company Value Portfolio

Capital Guardian Domestic Equity Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,069.70	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.1%)
Carnival Corp.	67,600	3,297
CBS Corp. — Class B	81,900	2,729
Fortune Brands, Inc.	32,300	2,661
General Motors Corp.	82,400	3,115
*Jarden Corp.	253,300	10,894
Johnson Controls, Inc.	46,700	5,406
Leggett & Platt, Inc.	74,300	1,638
McDonald’s Corp.	35,300	1,792
*Time Warner Cable, Inc. — Class A	64,100	2,511

Total		34,043

Consumer Staples (10.1%)
Altria Group, Inc.	136,600	9,581
Avon Products, Inc.	74,000	2,720
General Mills, Inc.	48,600	2,839
Kraft Foods, Inc. — Class A	468,372	16,510
Loews Corp. — Carolina Group	9,300	719
Sara Lee Corp.	591,000	10,283
Unilever NV	187,200	5,807

Total		48,459

Energy (7.9%)
Chevron Corp.	31,346	2,641
ConocoPhillips	68,600	5,385
Exxon Mobil Corp.	45,300	3,800
Royal Dutch Shell PLC, ADR	86,700	7,040
Royal Dutch Shell PLC, ADR B	62,728	5,228
Spectra Energy Corp.	89,600	2,326
*Transocean, Inc.	57,100	6,051
*Weatherford International, Ltd.	98,600	5,447

Total		37,918

Financials (35.1%)
Ambac Financial Group, Inc.	22,300	1,944
American Capital Strategies, Ltd.	126,500	5,379
American International Group, Inc.	152,600	10,687
*AmeriCredit Corp.	100,800	2,676
*Berkshire Hathaway, Inc.	34	3,722
Capital One Financial Corp.	91,100	7,146
Compass Bancshares, Inc.	3,100	214
Douglas Emmett, Inc.	126,600	3,132
Fifth Third Bancorp	139,200	5,536
General Growth Properties, Inc.	99,520	5,270
The Goldman Sachs Group, Inc.	9,900	2,146
The Hartford Financial Services Group, Inc.	17,100	1,685
Host Hotels & Resorts, Inc.	119,200	2,756
Hudson City Bancorp, Inc.	502,300	6,138

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
IndyMac Bancorp, Inc.	212,700	6,204
JPMorgan Chase & Co.	273,588	13,255
Lehman Brothers Holdings, Inc.	33,800	2,519
Marsh & McLennan Companies, Inc.	323,000	9,974
MBIA, Inc.	29,800	1,854
Merrill Lynch & Co., Inc.	53,900	4,505
The Progressive Corp.	383,000	9,165
RenaissanceRe Holdings, Ltd.	62,600	3,881
SLM Corp.	75,000	4,319
SunTrust Banks, Inc.	127,600	10,940
Wachovia Corp.	228,109	11,691
Washington Mutual, Inc.	402,300	17,154
Wells Fargo & Co.	267,300	9,401
XL Capital, Ltd. — Class A	64,600	5,445

Total		168,738

Health Care (9.1%)
AstraZeneca PLC, ADR	79,300	4,241
Merck & Co., Inc.	182,100	9,069
*Millennium Pharmaceuticals, Inc.	180,700	1,910
Pfizer, Inc.	502,300	12,844
Sanofi-Aventis, ADR	312,300	12,576
*WellPoint, Inc.	41,300	3,297

Total		43,937

Industrials (8.1%)
3M Co.	27,300	2,369
Caterpillar, Inc.	31,700	2,482
Emerson Electric Co.	46,600	2,181
General Electric Co.	416,100	15,928
Illinois Tool Works, Inc.	94,900	5,143
Parker Hannifin Corp.	31,500	3,084
Siemens AG, ADR	21,900	3,133
Tyco International, Ltd.	75,100	2,538
Union Pacific Corp.	20,000	2,303

Total		39,161

Information Technology (8.3%)
*Advanced Micro Devices, Inc.	163,100	2,332
*Affiliated Computer Services, Inc. — Class A	36,300	2,059
*Fairchild Semiconductor International, Inc.	149,100	2,881
*Flextronics International, Ltd.	650,500	7,025
Hewlett-Packard Co.	89,000	3,971
Intel Corp.	460,800	10,949
Jabil Circuit, Inc.	247,100	5,453
Seagate Technology	230,800	5,025

Total		39,695

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Materials (2.9%)
Air Products and Chemicals, Inc.	36,700	2,950
Alcoa, Inc.	59,800	2,424
The Dow Chemical Co.	44,200	1,955
E. I. du Pont de Nemours and Co.	26,700	1,357
Lyondell Chemical Co.	102,800	3,815
Methanex Corp.	58,600	1,473

Total		13,974

Telecommunication Services (4.4%)
AT&T, Inc.	413,800	17,173
Verizon Communications, Inc.	101,900	4,195

Total		21,368

Utilities (3.3%)
CMS Energy Corp.	236,500	4,068
Edison International	111,100	6,234
MDU Resources Group, Inc.	44,100	1,237
NiSource, Inc.	110,600	2,291
Pinnacle West Capital Corp.	46,300	1,845

Total		15,675

Total Common Stocks (Cost: $397,244)		462,968

Convertible Corporate Bonds (1.2%)

Automobiles And Other Motor Vehicles (1.2%)
Ford Motor Co., 4.25%, 12/15/36	4,580,000	5,736

Total Convertible Corporate Bonds (Cost: $4,656)		5,736

Money Market Investments (3.2%)

Federal Government & Agencies (2.6%)
Federal Home Loan Bank, 5.15%, 7/18/07	9,700,000	9,674
Federal Home Loan Bank, 5.16%, 7/13/07	2,800,000	2,795

Total		12,469

Finance Services (0.5%)
Ciesco LP, 5.28%, 8/16/07	2,500,000	2,483

Total		2,483

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Money Market Investments (3.2%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (0.1%)
UBS Finance LLC, 5.35%, 7/2/07	600,000	600

Total		600

Total Money Market Investments (Cost: $15,552)		15,552

Total Investments (100.7%) (Cost $417,452)(a)		484,256

Other Assets, Less Liabilities (-0.7%)		(3,506)

Net Assets (100.0%)		480,750

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $417,452 and the net unrealized appreciation of investments based on that cost was $66,804 which is comprised of $73,445 aggregate gross unrealized appreciation and $6,641 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Domestic Equity Portfolio

T. Rowe Price Equity Income Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,081.20	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.6%)
*Bed Bath & Beyond, Inc.	39,700	1,429
CBS Corp. — Class B	50,950	1,698
Citadel Broadcasting Corp.	4,707	30
D.R. Horton, Inc.	38,200	761
Dow Jones & Co., Inc.	42,300	2,430
Eastman Kodak Co.	59,300	1,650
Ford Motor Co.	67,600	637
Fortune Brands, Inc.	22,100	1,820
Gannett Co., Inc.	35,100	1,929
The Gap, Inc.	24,900	476
Genuine Parts Co.	25,000	1,240
H&R Block, Inc.	74,200	1,734
The Home Depot, Inc.	53,700	2,113
Mattel, Inc.	62,100	1,571
The New York Times Co. — Class A	81,200	2,062
Newell Rubbermaid, Inc.	66,800	1,966
Sony Corp., ADR	29,000	1,490
Time Warner, Inc.	135,800	2,857
Tribune Co.	36,495	1,073
*Viacom, Inc. — Class B	36,650	1,526
The Walt Disney Co.	61,300	2,093

Total		32,585

Consumer Staples (9.5%)
Anheuser-Busch Companies, Inc.	46,300	2,415
Archer-Daniels-Midland Co.	18,300	606
Avon Products, Inc.	46,300	1,702
Brown-Forman Corp. — Class B	9,500	694
Campbell Soup Co.	25,500	990
The Coca-Cola Co.	43,700	2,286
Colgate-Palmolive Co.	44,000	2,852
General Mills, Inc.	34,200	1,998
The Hershey Co.	9,600	486
Kimberly-Clark Corp.	19,900	1,331
Kraft Foods, Inc. — Class A	41,600	1,466
McCormick & Co., Inc.	21,700	829
The Procter & Gamble Co.	23,500	1,438
Sysco Corp.	16,300	538
UST, Inc.	18,400	988
Wal-Mart Stores, Inc.	43,800	2,107

Total		22,726

Energy (11.4%)
Anadarko Petroleum Corp.	36,800	1,913
BJ Services Co.	37,000	1,052
BP PLC, ADR	27,400	1,977
Chevron Corp.	61,100	5,147
Exxon Mobil Corp.	56,600	4,748
Hess Corp.	45,300	2,671
Murphy Oil Corp.	32,600	1,938
Royal Dutch Shell PLC, ADR	47,900	3,889
Schlumberger, Ltd.	23,100	1,962
Spectra Energy Corp.	34,750	902

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Statoil ASA, ADR	32,600	1,011

Total		27,210

Financials (16.9%)
American International Group, Inc.	41,500	2,906
Capital One Financial Corp.	4,700	369
The Charles Schwab Corp.	107,700	2,210
The Chubb Corp.	17,500	947
Citigroup, Inc.	51,500	2,641
Countrywide Financial Corp.	23,200	843
Fannie Mae	18,100	1,182
Fifth Third Bancorp	61,300	2,438
Genworth Financial, Inc.	16,300	561
JPMorgan Chase & Co.	108,788	5,272
Legg Mason, Inc.	9,400	925
Lincoln National Corp.	29,976	2,127
Marsh & McLennan Companies, Inc.	115,200	3,557
Mellon Financial Corp.	58,300	2,565
National City Corp.	29,000	966
The Progressive Corp.	47,800	1,144
State Street Corp.	25,800	1,765
SunTrust Banks, Inc.	21,600	1,852
The Travelers Companies, Inc.	34,727	1,858
U.S. Bancorp	75,000	2,471
Unum Group	50,900	1,329
Wells Fargo & Co.	23,500	826

Total		40,754

Health Care (9.2%)
Abbott Laboratories	25,600	1,371
*Amgen, Inc.	38,100	2,107
Baxter International, Inc.	29,300	1,651
*Boston Scientific Corp.	49,100	753
Bristol-Myers Squibb Co.	59,800	1,887
Eli Lilly and Co.	53,200	2,973
Johnson & Johnson	39,300	2,422
Merck & Co., Inc.	71,700	3,570
Pfizer, Inc.	110,300	2,820
Wyeth	41,800	2,397

Total		21,951

Industrials (12.4%)
3M Co.	41,700	3,618
Avery Dennison Corp.	28,800	1,915
Cooper Industries, Ltd. — Class A	20,100	1,148
General Electric Co.	189,100	7,238
Honeywell International, Inc.	35,200	1,981
Illinois Tool Works, Inc.	32,400	1,756
Ingersoll-Rand Co., Ltd. — Class A	25,300	1,387
Masco Corp.	65,600	1,868
Norfolk Southern Corp.	10,000	526
Pall Corp.	20,000	920

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Raytheon Co.	29,600	1,595
Southwest Airlines Co.	46,300	690
Union Pacific Corp.	20,500	2,361
United Parcel Service, Inc. — Class B	9,300	679
*USG Corp.	10,100	495
Waste Management, Inc.	37,000	1,445

Total		29,622

Information Technology (7.0%)
Analog Devices, Inc.	48,700	1,833
Applied Materials, Inc.	41,000	815
*Computer Sciences Corp.	16,500	976
*Dell, Inc.	73,600	2,101
Intel Corp.	48,400	1,150
International Business Machines Corp.	8,100	853
Microsoft Corp.	136,800	4,032
Motorola, Inc.	68,100	1,205
Nokia OYJ, ADR	73,000	2,052
*Yahoo!, Inc.	62,600	1,698

Total		16,715

Materials (5.4%)
Alcoa, Inc.	42,700	1,731
Chemtura Corp.	6,699	74
E. I. du Pont de Nemours and Co.	46,600	2,369
International Flavors & Fragrances, Inc.	37,000	1,929
International Paper Co.	96,700	3,776
MeadWestvaco Corp.	34,700	1,226
Vulcan Materials Co.	15,800	1,810

Total		12,915

Telecommunication Services (5.3%)
ALLTEL Corp.	19,600	1,324
AT&T, Inc.	117,235	4,866
*Qwest Communications International, Inc.	228,400	2,215
Sprint Nextel Corp.	90,300	1,870
Verizon Communications, Inc.	50,900	2,096
Windstream Corp.	27,804	410

Total		12,781

Utilities (4.5%)
Ameren Corp.	6,900	338
Duke Energy Corp.	63,600	1,164
Entergy Corp.	20,000	2,147
FirstEnergy Corp.	20,300	1,314
NiSource, Inc.	92,900	1,924
Pinnacle West Capital Corp.	18,800	749
Progress Energy, Inc.	33,600	1,532
TECO Energy, Inc.	21,800	375

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.	59,900	1,226

Total		10,769

Total Common Stocks (Cost: $189,123)		228,028

Convertible Corporate Bonds (0.1%)

Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 4.25%, 12/15/36	247,000	309

Total Convertible Corporate Bonds (Cost: $247)		309

Money Market Investments (4.8%)

Other Holdings (4.8%)
Reserve Investment Fund	11,587,063	11,587

Total Money Market Investments (Cost: $11,587)		11,587

Total Investments (100.1%) (Cost $200,957)(a)		239,924

Other Assets, Less Liabilities (-0.1%)		(348)

Net Assets (100.0%)		239,576

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $200,957 and the net unrealized appreciation of investments based on that cost was $38,967 which is comprised of $41,019 aggregate gross unrealized appreciation and $2,052 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Equity Income Portfolio

Mid Cap Growth Stock Portfolio

(formerly named Aggressive Growth Stock Portfolio)

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,120.60	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

(formerly named Aggressive Growth Stock Portfolio)

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (16.2%)
Abercrombie & Fitch Co. — Class A	133,900	9,772
*Bare Escentuals, Inc.	406,500	13,882
*Coach, Inc.	343,300	16,269
*Dollar Tree Stores, Inc.	430,000	18,727
*Focus Media Holding, Ltd., ADR	436,100	22,023
*GameStop Corp. — Class A	769,900	30,103
International Game Technology	396,400	15,737
*Jack in the Box, Inc.	95,800	6,796
*O’Reilly Automotive, Inc.	418,160	15,284
Orient-Express Hotels, Ltd. — Class A	241,000	12,869
*Payless ShoeSource, Inc.	350,800	11,068
Pool Corp.	225,400	8,797
Starwood Hotels & Resorts Worldwide, Inc.	168,500	11,301
*Urban Outfitters, Inc.	352,800	8,478

Total		201,106

Energy (8.6%)
*Cameron International Corp.	336,500	24,050
Diamond Offshore Drilling, Inc.	213,000	21,632
Range Resources Corp.	556,100	20,804
Smith International, Inc.	436,500	25,596
*Southwestern Energy Co.	341,300	15,188

Total		107,270

Financials (9.8%)
Chicago Mercantile Exchange Holdings, Inc.	27,900	14,909
The Colonial BancGroup, Inc.	376,000	9,389
*IntercontinentalExchange, Inc.	69,283	10,243
*Investment Technology Group, Inc.	468,340	20,294
Legg Mason, Inc.	133,970	13,180
SEI Investments Co.	555,200	16,123
*SVB Financial Group	351,500	18,668
T. Rowe Price Group, Inc.	353,700	18,353

Total		121,159

Health Care (16.6%)
*Celgene Corp.	220,800	12,658
*DaVita, Inc.	641,900	34,585
*Express Scripts, Inc.	470,600	23,535
*Immucor, Inc.	388,600	10,869
*Intuitive Surgical, Inc.	176,300	24,465
*Kyphon, Inc.	222,720	10,724
*Lincare Holdings, Inc.	600,300	23,922
*Pediatrix Medical Group, Inc.	328,700	18,128
*Psychiatric Solutions, Inc.	544,981	19,761
*VCA Antech, Inc.	480,600	18,114
*Ventana Medical Systems, Inc.	115,938	8,959

Total		205,720

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Industrials (18.3%)
C.H. Robinson Worldwide, Inc.	310,700	16,318
*Corrections Corp. of America	319,550	20,167
Expeditors International of Washington, Inc.	396,560	16,378
Harsco Corp.	173,900	9,043
J.B. Hunt Transport Services, Inc.	512,800	15,035
Joy Global, Inc.	239,100	13,947
Knight Transportation, Inc.	1,031,200	19,985
The Manitowoc Co., Inc.	180,000	14,468
*Monster Worldwide, Inc.	179,000	7,357
MSC Industrial Direct Co., Inc. — Class A	429,302	23,611
Ritchie Bros. Auctioneers, Inc.	361,900	22,662
Robert Half International, Inc.	390,900	14,268
*Spirit AeroSystems Holdings, Inc.	516,700	18,627
*Stericycle, Inc.	335,200	14,903

Total		226,769

Information Technology (21.8%)
*Activision, Inc.	913,610	17,057
Amphenol Corp. — Class A	581,400	20,727
*Autodesk, Inc.	200,500	9,440
*Citrix Systems, Inc.	468,600	15,778
*Cognizant Technology Solutions Corp. — Class A	240,000	18,022
*Digital River, Inc.	199,900	9,045
FactSet Research Systems, Inc.	306,000	20,915
Harris Corp.	229,500	12,519
KLA-Tencor Corp.	329,880	18,127
*MEMC Electronic Materials, Inc.	346,800	21,196
*Mettler-Toledo International, Inc.	120,400	11,499
Microchip Technology, Inc.	667,195	24,714
*Network Appliance, Inc.	314,700	9,189
*NVIDIA Corp.	349,800	14,450
*ValueClick, Inc.	1,119,460	32,980
*VeriFone Holdings, Inc.	467,300	16,472

Total		272,130

Materials (2.8%)
*Owens-Illinois, Inc.	274,000	9,590
Praxair, Inc.	346,540	24,947

Total		34,537

Other Holdings (1.0%)
SPDR Metals & Mining ETF	192,700	12,017

Total		12,017

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.0%)
*NeuStar, Inc. — Class A	432,600	12,532

Total		12,532

Total Common Stocks (Cost: $1,010,787)		1,193,240

Money Market Investments (3.5%)

Federal Government & Agencies (0.2%)
Fannie Mae, 5.13%, 9/19/07	2,500,000	2,472

Total		2,472

Finance Services (2.4%)
Alpine Securitization, 5.30%, 7/9/07	10,000,000	9,987
(b)Barton Capital LLC, 5.35%, 7/12/07	10,000,000	9,982
(b)Bryant Park Funding LLC, 5.35%, 7/12/07	10,000,000	9,982

Total		29,951

National Commercial Banks (0.9%)
UBS Finance LLC, 5.35%, 7/2/07	10,700,000	10,697

Total		10,697

Total Money Market Investments (Cost: $43,119)		43,120

Total Investments (99.6%) (Cost $1,053,906)(a)		1,236,360

Other Assets, Less Liabilities (0.4%)		5,450

Net Assets (100.0%)		1,241,810

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,053,906 and the net unrealized appreciation of investments based on that cost was $182,453 which is comprised of $195,075 aggregate gross unrealized appreciation and $12,622 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

(formerly named Aggressive Growth Stock Portfolio)

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	38	9/07	$(94)
(Total Notional Value at June 30, 2007, $17,274 )

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,118.50	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.5%)
*99 Cents Only Stores	21,533	282
(b)Advance Auto Parts, Inc.	48,900	1,982
*Aeropostale, Inc.	23,700	988
American Eagle Outfitters, Inc.	90,450	2,322
American Greetings Corp. — Class A	26,100	739
*AnnTaylor Stores Corp.	29,750	1,054
Applebee’s International, Inc.	34,300	827
ArvinMeritor, Inc.	32,850	729
Barnes & Noble, Inc.	23,600	908
Beazer Homes USA, Inc.	18,000	444
Belo Corp. — Class A	40,400	832
Blyth, Inc.	11,600	308
Bob Evans Farms, Inc.	16,400	604
Borders Group, Inc.	27,300	520
BorgWarner, Inc.	26,600	2,290
Boyd Gaming Corp.	19,700	969
Brinker International, Inc.	52,175	1,527
Callaway Golf Co.	28,200	502
*Career Education Corp.	43,700	1,476
*CarMax, Inc.	98,800	2,520
Catalina Marketing Corp.	16,900	532
CBRL Group, Inc.	11,226	477
*Charming Shoppes, Inc.	59,100	640
*The Cheesecake Factory, Inc.	33,050	810
*Chico’s FAS, Inc.	80,900	1,969
*Coldwater Creek, Inc.	27,800	646
*Corinthian Colleges, Inc.	39,800	648
DeVry, Inc.	27,400	932
*Dick’s Sporting Goods, Inc.	18,100	1,053
*Dollar Tree Stores, Inc.	47,200	2,057
Entercom Communications Corp.	12,800	319
Foot Locker, Inc.	71,100	1,550
Furniture Brands International, Inc.	22,200	315
*GameStop Corp. — Class A	70,100	2,742
Gentex Corp.	65,600	1,292
*Hanesbrands, Inc.	44,300	1,197
Harte-Hanks, Inc.	21,750	559
*Hovnanian Enterprises, Inc. — Class A	16,800	278
International Speedway Corp. — Class A	16,400	864
*ITT Educational Services, Inc.	14,700	1,725
John Wiley & Sons, Inc. — Class A	20,300	980
*Laureate Education, Inc.	23,619	1,456
*Lear Corp.	35,200	1,253
Lee Enterprises, Inc.	21,200	442
M.D.C. Holdings, Inc.	16,200	783
Matthews International Corp. — Class A	14,500	632
Media General, Inc. — Class A	10,400	346
Modine Manufacturing Co.	15,100	341

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Mohawk Industries, Inc.	24,700	2,491
*Netflix, Inc.	27,800	539
*NVR, Inc.	2,200	1,495
*O’Reilly Automotive, Inc.	52,500	1,919
*Pacific Sunwear of California, Inc.	32,400	713
*Payless ShoeSource, Inc.	30,342	957
PetSmart, Inc.	62,500	2,028
Phillips-Van Heusen Corp.	25,500	1,545
Regis Corp.	20,400	780
*Rent-A-Center, Inc.	32,300	847
Ross Stores, Inc.	64,200	1,977
Ruby Tuesday, Inc.	25,000	658
The Ryland Group, Inc.	19,300	721
*Saks, Inc.	65,400	1,396
*Scholastic Corp.	12,000	431
*Scientific Games Corp.	31,000	1,083
Sotheby’s	26,400	1,215
Strayer Education, Inc.	6,600	869
Thor Industries, Inc.	16,100	727
*The Timberland Co. — Class A	23,100	582
*Toll Brothers, Inc.	58,400	1,459
Tupperware Brands Corp.	28,200	810
*Urban Outfitters, Inc.	51,800	1,245
*Valassis Communications, Inc.	22,000	378
The Washington Post Co. — Class B	2,600	2,018
Westwood One, Inc.	32,500	234
Williams-Sonoma, Inc.	50,800	1,604

Total		79,382

Consumer Staples (2.6%)
Alberto-Culver Co.	37,400	887
*BJ’s Wholesale Club, Inc.	29,600	1,066
Church & Dwight Co., Inc.	30,250	1,466
*Energizer Holdings, Inc.	25,900	2,581
*Hansen Natural Corp.	27,700	1,191
Hormel Foods Corp.	33,500	1,251
The J.M. Smucker Co.	25,996	1,655
Lancaster Colony Corp.	10,700	448
*NBTY, Inc.	26,000	1,123
PepsiAmericas, Inc.	27,700	680
Ruddick Corp.	16,500	497
*Smithfield Foods, Inc.	54,700	1,684
Tootsie Roll Industries, Inc.	12,483	346
Universal Corp.	11,900	725

Total		15,600

Energy (8.3%)
Arch Coal, Inc.	65,500	2,279
*Cameron International Corp.	50,600	3,616
Cimarex Energy Co.	38,300	1,509
*Denbury Resources, Inc.	55,700	2,089
*Encore Acquisition Co.	24,400	678
*FMC Technologies, Inc.	29,869	2,366

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*Forest Oil Corp.	34,800	1,471
Frontier Oil Corp.	50,600	2,215
*Grant Prideco, Inc.	58,600	3,154
*Hanover Compressor Co.	47,500	1,133
Helmerich & Payne, Inc.	47,400	1,679
*Newfield Exploration Co.	59,700	2,719
Noble Energy, Inc.	78,500	4,899
Overseas Shipholding Group, Inc.	11,500	936
Patterson-UTI Energy, Inc.	72,000	1,887
Pioneer Natural Resources Co.	56,700	2,762
*Plains Exploration & Production Co.	33,000	1,578
Pogo Producing Co.	26,900	1,366
*Pride International, Inc.	76,200	2,854
*Quicksilver Resources, Inc.	25,500	1,137
*Southwestern Energy Co.	77,300	3,440
*Superior Energy Services, Inc.	37,100	1,481
Tidewater, Inc.	26,400	1,871

Total		49,119

Financials (15.4%)
A.G. Edwards, Inc.	34,600	2,926
AMB Property Corp.	45,800	2,437
American Financial Group, Inc.	32,450	1,108
*AmeriCredit Corp.	54,200	1,439
Arthur J. Gallagher & Co.	45,200	1,260
Associated Banc-Corp.	58,563	1,915
Astoria Financial Corp.	38,500	964
Bank of Hawaii Corp.	22,800	1,177
Brown & Brown, Inc.	52,900	1,330
Cathay General Bancorp	23,500	788
City National Corp.	18,800	1,430
The Colonial BancGroup, Inc.	70,300	1,755
Commerce Group, Inc.	22,000	764
Cousins Properties, Inc.	20,100	583
Cullen/Frost Bankers, Inc.	27,600	1,476
Eaton Vance Corp.	57,800	2,555
Equity One, Inc.	17,000	434
Everest Re Group, Ltd.	29,000	3,152
Fidelity National Financial, Inc.	101,791	2,412
First American Corp.	44,400	2,198
First Niagara Financial Group, Inc.	50,900	667
FirstMerit Corp.	37,000	774
Greater Bay Bancorp	23,500	654
The Hanover Insurance Group, Inc.	23,700	1,156
HCC Insurance Holdings, Inc.	51,550	1,722
Highwoods Properties, Inc.	26,100	979

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Horace Mann Educators Corp.	19,900	423
Hospitality Properties Trust	43,100	1,788
IndyMac Bancorp, Inc.	33,200	968
Investors Financial Services Corp.	30,800	1,899
Jefferies Group, Inc.	49,000	1,322
Leucadia National Corp.	74,700	2,634
Liberty Property Trust	42,300	1,858
The Macerich Co.	32,900	2,713
Mack-Cali Realty Corp.	31,200	1,357
Mercury General Corp.	16,300	898
Nationwide Health Properties, Inc.	41,000	1,115
New York Community Bancorp, Inc.	126,721	2,157
Nuveen Investments, Inc. — Class A	36,500	2,268
Ohio Casualty Corp.	27,500	1,191
Old Republic International Corp.	106,275	2,259
The PMI Group, Inc.	39,900	1,782
Potlatch Corp.	17,947	773
Protective Life Corp.	32,100	1,535
Radian Group, Inc.	36,900	1,993
Raymond James Financial, Inc.	42,725	1,320
Rayonier, Inc.	35,566	1,605
Regency Centers Corp.	31,900	2,249
SEI Investments Co.	58,300	1,693
StanCorp Financial Group, Inc.	24,600	1,291
*SVB Financial Group	15,900	844
TCF Financial Corp.	51,600	1,434
UDR, Inc.	62,400	1,641
Unitrin, Inc.	18,300	900
W.R. Berkley Corp.	78,550	2,557
Waddell & Reed Financial, Inc. — Class A	38,600	1,004
Washington Federal, Inc.	40,165	976
Webster Financial Corp.	26,000	1,109
Weingarten Realty Investors	35,000	1,439
Westamerica Bancorporation	13,800	611
Wilmington Trust Corp.	31,600	1,312

Total		90,973

Health Care (10.9%)
*Advanced Medical Optics, Inc.	27,512	960
*Affymetrix, Inc.	31,500	784
*Apria Healthcare Group, Inc.	20,100	578
Beckman Coulter, Inc.	28,500	1,843
*Cephalon, Inc.	30,400	2,443
*Cerner Corp.	30,100	1,670
*Charles River Laboratories International, Inc.	30,900	1,595
*Community Health Systems, Inc.	43,200	1,747
*Covance, Inc.	29,200	2,002
*Cytyc Corp.	53,000	2,285
DENTSPLY International, Inc.	69,800	2,670

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Edwards Lifesciences Corp.	26,500	1,308
*Endo Pharmaceuticals Holdings, Inc.	61,500	2,105
*Gen-Probe, Inc.	24,100	1,456
Health Management Associates, Inc. — Class A	111,400	1,266
*Health Net, Inc.	51,600	2,723
*Henry Schein, Inc.	40,800	2,180
Hillenbrand Industries, Inc.	28,300	1,840
*Intuitive Surgical, Inc.	17,200	2,387
*Invitrogen Corp.	21,500	1,586
*Kindred Healthcare, Inc.	14,500	445
*LifePoint Hospitals, Inc.	26,500	1,025
*Lincare Holdings, Inc.	38,500	1,534
Medicis Pharmaceutical Corp.	25,700	785
*Millennium Pharmaceuticals, Inc.	147,600	1,560
Omnicare, Inc.	55,900	2,016
*Par Pharmaceutical Companies, Inc.	16,100	455
*PDL BioPharma, Inc.	53,600	1,249
Perrigo Co.	34,900	683
Pharmaceutical Product Development, Inc.	47,800	1,829
*Psychiatric Solutions, Inc.	25,000	907
*ResMed, Inc.	35,800	1,477
*Sepracor, Inc.	48,900	2,006
STERIS Corp.	29,800	912
*Techne Corp.	18,100	1,036
*Triad Hospitals, Inc.	41,039	2,206
Universal Health Services, Inc. — Class B	24,800	1,525
*Valeant Pharmaceuticals International	43,500	726
*Varian, Inc.	14,000	768
*VCA Antech, Inc.	38,600	1,455
*Ventana Medical Systems, Inc.	15,200	1,175
*Vertex Pharmaceuticals, Inc.	60,200	1,719
*Wellcare Health Plans, Inc.	15,400	1,394

Total		64,315

Industrials (14.4%)
*AGCO Corp.	42,000	1,823
*AirTran Holdings, Inc.	42,000	459
*Alaska Air Group, Inc.	18,600	518
Alexander & Baldwin, Inc.	19,700	1,046
*Alliant Techsystems, Inc.	15,200	1,507
AMETEK, Inc.	49,050	1,946
*Avis Budget Group, Inc.	46,570	1,324
The Brink’s Co.	22,300	1,380
Carlisle Companies, Inc.	28,500	1,326
*ChoicePoint, Inc.	34,900	1,482
Con-way, Inc.	21,000	1,055
*Copart, Inc.	32,700	1,000
The Corporate Executive Board Co.	17,600	1,142
Crane Co.	23,100	1,050
Deluxe Corp.	23,700	962
Donaldson Co., Inc.	31,700	1,127

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
DRS Technologies, Inc.	18,600	1,065
The Dun & Bradstreet Corp.	27,300	2,811
Expeditors International of Washington, Inc.	98,000	4,047
Fastenal Co.	57,600	2,411
Federal Signal Corp.	21,900	347
Flowserve Corp.	26,200	1,876
GATX Corp.	23,500	1,157
Graco, Inc.	30,600	1,233
Granite Construction, Inc.	15,600	1,001
Harsco Corp.	38,700	2,012
Herman Miller, Inc.	29,200	923
HNI Corp.	22,000	902
Hubbell, Inc. — Class B	27,400	1,486
J.B. Hunt Transport Services, Inc.	46,700	1,369
*Jacobs Engineering Group, Inc.	54,400	3,129
*JetBlue Airways Corp.	82,025	964
Joy Global, Inc.	49,950	2,914
*KBR, Inc.	77,000	2,020
Kelly Services, Inc. — Class A	9,900	272
Kennametal, Inc.	17,900	1,468
*Korn/Ferry International	22,200	583
Lincoln Electric Holdings, Inc.	19,600	1,455
Manpower, Inc.	38,800	3,579
Mine Safety Appliances Co.	13,700	600
MSC Industrial Direct Co., Inc. — Class A	24,500	1,348
*Navigant Consulting, Inc.	19,900	369
Nordson Corp.	15,500	777
Oshkosh Truck Corp.	34,000	2,139
Pentair, Inc.	45,900	1,770
*Quanta Services, Inc.	54,900	1,684
Republic Services, Inc.	77,400	2,372
Rollins, Inc.	13,525	308
Roper Industries, Inc.	40,600	2,318
*Sequa Corp. — Class A	3,200	358
SPX Corp.	26,200	2,301
*Stericycle, Inc.	40,300	1,792
Teleflex, Inc.	18,000	1,472
*Thomas & Betts Corp.	23,300	1,351
The Timken Co.	43,300	1,564
Trinity Industries, Inc.	36,950	1,609
*United Rentals, Inc.	30,600	996
Werner Enterprises, Inc.	22,250	448
*YRC Worldwide, Inc.	26,400	972

Total		84,719

Information Technology (14.9%)
*3Com Corp.	183,300	757
*Activision, Inc.	115,866	2,163
Acxiom Corp.	31,702	839
*ADC Telecommunications, Inc.	57,100	1,047
ADTRAN, Inc.	28,200	732
*Advent Software, Inc.	9,000	293
*Alliance Data Systems Corp.	30,400	2,349
Amphenol Corp. — Class A	82,200	2,930

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Andrew Corp.	71,600	1,034
*Arrow Electronics, Inc.	56,500	2,171
*Atmel Corp.	196,900	1,095
*Avnet, Inc.	59,800	2,370
*Avocent Corp.	23,200	673
*The BISYS Group, Inc.	55,700	659
Broadridge Financial Solutions, Inc.	64,000	1,224
*Cadence Design Systems, Inc.	127,900	2,809
CDW Corp.	28,000	2,379
*Ceridian Corp.	65,900	2,307
*CheckFree Corp.	40,400	1,624
*CommScope, Inc.	28,100	1,640
*Cree, Inc.	38,700	1,000
*CSG Systems International, Inc.	19,900	528
*Cypress Semiconductor Corp.	69,500	1,619
Diebold, Inc.	30,200	1,576
*Digital River, Inc.	18,600	842
*DST Systems, Inc.	24,900	1,972
*Dycom Industries, Inc.	18,700	561
*F5 Networks, Inc.	19,200	1,548
Fair Isaac Corp.	26,400	1,059
*Fairchild Semiconductor International, Inc.	56,900	1,099
*Gartner, Inc.	23,900	588
Global Payments, Inc.	31,500	1,249
Harris Corp.	61,700	3,366
Imation Corp.	16,200	597
*Ingram Micro, Inc. — Class A	65,700	1,426
*Integrated Device Technology, Inc.	90,930	1,389
*International Rectifier Corp.	33,300	1,241
Intersil Corp. — Class A	62,100	1,954
Jack Henry & Associates, Inc.	35,400	912
*KEMET Corp.	38,500	271
*Lam Research Corp.	62,100	3,192
*Lattice Semiconductor Corp.	52,700	301
*Macrovision Corp.	24,400	733
*McAfee, Inc.	73,300	2,580
*Mentor Graphics Corp.	39,200	516
Micrel, Inc.	26,000	331
Microchip Technology, Inc.	99,312	3,679
MoneyGram International, Inc.	38,300	1,070
*MPS Group, Inc.	47,100	630
National Instruments Corp.	26,250	855
*Palm, Inc.	47,500	760
*Parametric Technology Corp.	52,800	1,141
Plantronics, Inc.	22,000	577
*Polycom, Inc.	42,100	1,415
*Powerwave Technologies, Inc.	59,900	401
*RF Micro Devices, Inc.	88,700	553
*Semtech Corp.	28,900	501
*Silicon Laboratories, Inc.	25,200	872

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*SRA International, Inc. — Class A	19,100	482
*Sybase, Inc.	42,000	1,003
*Synopsys, Inc.	65,900	1,742
*Tech Data Corp.	25,300	973
*Transaction Systems Architects, Inc.	17,100	576
*TriQuint Semiconductor, Inc.	63,911	323
*UTStarcom, Inc.	48,900	274
*ValueClick, Inc.	45,900	1,352
*Vishay Intertechnology, Inc.	84,987	1,344
*Western Digital Corp.	102,000	1,974
*Wind River Systems, Inc.	34,500	380
*Zebra Technologies Corp. — Class A	31,700	1,228

Total		87,650

Materials (6.2%)
Airgas, Inc.	36,100	1,729
Albemarle Corp.	36,500	1,406
Bowater, Inc.	25,800	644
Cabot Corp.	29,600	1,411
Carpenter Technology Corp.	11,800	1,538
Chemtura Corp.	110,863	1,232
Commercial Metals Co.	54,300	1,834
Cytec Industries, Inc.	19,400	1,237
Ferro Corp.	19,800	494
Florida Rock Industries, Inc.	22,700	1,532
FMC Corp.	17,600	1,573
Louisiana-Pacific Corp.	47,900	906
The Lubrizol Corp.	31,800	2,053
Lyondell Chemical Co.	98,800	3,668
Martin Marietta Materials, Inc.	19,600	3,176
Minerals Technologies, Inc.	8,800	589
Olin Corp.	33,900	712
Packaging Corp. of America	37,700	954
Reliance Steel & Aluminum Co.	29,800	1,677
RPM International, Inc.	55,600	1,285
The Scotts Miracle-Gro Co. — Class A	20,200	867
Sensient Technologies Corp.	21,600	548
Sonoco Products Co.	46,000	1,969
Steel Dynamics, Inc.	39,100	1,639
The Valspar Corp.	46,100	1,310
Worthington Industries, Inc.	31,800	688

Total		36,671

Telecommunication Services (0.8%)
Cincinnati Bell, Inc.	113,800	658
*NeuStar, Inc. — Class A	29,500	855
Telephone and Data Systems, Inc.	47,800	2,990

Total		4,503

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Utilities (6.9%)
AGL Resources, Inc.	35,800	1,449
Alliant Energy Corp.	53,400	2,075
Aqua America, Inc.	60,933	1,370
*Aquila, Inc.	172,200	704
Black Hills Corp.	17,300	688
DPL, Inc.	51,900	1,471
Energy East Corp.	72,600	1,894
Equitable Resources, Inc.	55,900	2,770
Great Plains Energy, Inc.	39,500	1,150
Hawaiian Electric Industries, Inc.	37,400	886
IDACORP, Inc.	20,100	644
MDU Resources Group, Inc.	83,600	2,344
National Fuel Gas Co.	38,400	1,663
Northeast Utilities	70,900	2,011
NSTAR	49,100	1,593
OGE Energy Corp.	42,200	1,547
ONEOK, Inc.	51,000	2,571
Pepco Holdings, Inc.	88,500	2,496
PNM Resources, Inc.	35,250	980
Puget Energy, Inc.	53,600	1,296
SCANA Corp.	53,600	2,052
*Sierra Pacific Resouces	101,681	1,786
Vectren Corp.	35,200	948
Westar Energy, Inc.	40,200	976
WGL Holdings, Inc.	22,600	738
Wisconsin Energy Corp.	53,700	2,375

Total		40,477

Total Common Stocks (Cost: $413,825)		553,409

Money Market Investments (6.2%)

Federal Government & Agencies (0.5%)
(b)Fannie Mae, 5.13%, 9/19/07	3,000,000	2,967

Total		2,967

Finance Lessors (1.7%)
(b)Ranger Funding Co. LLC, 5.34%, 7/12/07	10,000,000	9,982

Total		9,982

Finance Services (1.7%)
(b)Ciesco LP, 5.28%, 8/16/07	10,000,000	9,931

Total		9,931

National Commercial Banks (0.6%)
(b)UBS Finance LLC, 5.35%, 7/2/07	3,700,000	3,699

Total		3,699

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Money Market Investments (6.2%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.7%)
(b)Sheffield Receivables, 5.35%, 7/10/07	10,000,000	9,985

Total		9,985

Total Money Market Investments (Cost: $36,563)		36,564

Total Investments (100.1%) (Cost $450,388)(a)		589,973

Other Assets, Less Liabilities (-0.1%)		(558)

Net Assets (100.0%)		589,415

*	Non-Income Producing

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $450,388 and the net unrealized appreciation of investments based on that cost was $139,585 which is comprised of $162,777 aggregate gross unrealized appreciation and $23,192 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	81	9/07	$(202)
(Total Notional Value at June 30, 2007, $36,620 )

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

AllianceBernstein Mid Cap Value Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,132.90	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.7%)
ArvinMeritor, Inc.	115,000	2,554
Autoliv, Inc.	12,500	711
*AutoNation, Inc.	33,703	756
Dillard’s, Inc. — Class A	23,000	826
Furniture Brands International, Inc.	60,100	853
*Jack in the Box, Inc.	15,800	1,121
KB HOME	10,000	394
*Office Depot, Inc.	21,400	648
*Papa John’s International, Inc.	46,300	1,332
*TRW Automotive Holdings Corp.	66,300	2,442
*Vail Resorts, Inc.	14,000	852
VF Corp.	13,900	1,273

Total		13,762

Consumer Staples (8.2%)
Corn Products International, Inc.	52,500	2,386
Molson Coors Brewing Co. — Class B	25,300	2,339
*Performance Food Group Co.	69,700	2,265
Ruddick Corp.	65,300	1,967
SUPERVALU, Inc.	39,900	1,848
Universal Corp.	36,600	2,230

Total		13,035

Energy (3.0%)
*Hanover Compressor Co.	76,800	1,832
Hess Corp.	13,800	814
*Oil States International, Inc.	19,000	785
Rowan Companies, Inc.	16,700	684
*Todco	12,200	576

Total		4,691

Financials (22.1%)
A.G. Edwards, Inc.	22,500	1,902
*Arch Capital Group, Ltd.	37,800	2,742
Ashford Hospitality Trust, Inc.	67,500	794
Aspen Insurance Holdings, Ltd.	65,300	1,833
Astoria Financial Corp.	54,250	1,358
Central Pacific Financial Corp.	42,400	1,400
Digital Realty Trust, Inc.	19,300	727
FelCor Lodging Trust, Inc.	69,800	1,817
Fidelity National Financial, Inc.	70,500	1,671
Highland Hospitality Corp.	44,000	845
Mid-America Apartment Communities, Inc.	18,700	981
Old Republic International Corp.	101,500	2,158

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Platinum Underwriters Holdings, Ltd.	71,500	2,485
Provident Financial Services, Inc.	85,000	1,340
Radian Group, Inc.	27,800	1,501
RenaissanceRe Holdings, Ltd.	10,100	626
The South Financial Group, Inc.	58,500	1,324
Sovereign Bancorp, Inc.	13,800	292
StanCorp Financial Group, Inc.	38,000	1,994
Strategic Hotels & Resorts, Inc.	26,500	596
Susquehanna Bancshares, Inc.	76,700	1,716
Trustmark Corp.	48,400	1,252
UnionBanCal Corp.	17,000	1,015
Webster Financial Corp.	36,700	1,566
Whitney Holding Corp.	39,850	1,199

Total		35,134

Health Care (5.2%)
*Endo Pharmaceuticals Holdings, Inc.	18,561	635
*Genesis HealthCare Corp.	23,000	1,574
*Kindred Healthcare, Inc.	45,000	1,382
*King Pharmaceuticals, Inc.	32,600	667
*Molina Healthcare, Inc.	35,838	1,094
PerkinElmer, Inc.	80,600	2,101
Universal Health Services, Inc. — Class B	12,300	756

Total		8,209

Industrials (23.2%)
Acuity Brands, Inc.	26,600	1,603
*AGCO Corp.	19,000	825
*Alaska Air Group, Inc.	38,100	1,061
Arkansas Best Corp.	41,000	1,598
*Avis Budget Group, Inc.	69,000	1,962
Briggs & Stratton Corp.	56,200	1,774
*Continental Airlines, Inc. — Class B	34,600	1,172
Con-way, Inc.	39,200	1,969
Cooper Industries, Ltd. — Class A	24,000	1,370
GATX Corp.	44,900	2,211
Goodrich Corp.	24,900	1,483
Kelly Services, Inc. — Class A	28,000	769
Kennametal, Inc.	33,100	2,715
Laidlaw International, Inc.	22,700	784
Mueller Industries, Inc.	44,400	1,529
*Quebecor World, Inc.	64,000	778
Regal-Beloit Corp.	44,000	2,048
Ryder System, Inc.	35,800	1,926
SkyWest, Inc.	30,000	715
SPX Corp.	30,400	2,669
*Terex Corp.	24,500	1,992

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*United Stationers, Inc.	30,500	2,033
Werner Enterprises, Inc.	85,000	1,713

Total		36,699

Information Technology (11.3%)
*Amkor Technology, Inc.	50,000	788
*Andrew Corp.	135,100	1,951
*Arrow Electronics, Inc.	39,400	1,514
AVX Corp.	20,100	337
*Celestica, Inc.	53,500	334
*Checkpoint Systems, Inc.	36,900	932
*CommScope, Inc.	34,900	2,036
*Covansys Corp.	30,500	1,035
IKON Office Solutions, Inc.	149,500	2,334
*Sanmina-SCI Corp.	124,900	391
Siliconware Precision Industries Co., ADR	56,200	618
*Spansion, Inc. — Class A	64,000	710
*Tech Data Corp.	13,500	519
*Teradyne, Inc.	50,000	879
*Vishay Intertechnology, Inc.	126,000	1,993
*Zoran Corp.	81,600	1,635

Total		18,006

Materials (11.7%)
Ashland, Inc.	29,600	1,893
Celanese Corp.	64,900	2,517
Chaparral Steel Co.	6,800	489
Commercial Metals Co.	28,300	956
Cytec Industries, Inc.	34,600	2,206
The Lubrizol Corp.	41,500	2,678
Metal Management, Inc.	36,500	1,609
*Rockwood Holdings, Inc.	65,500	2,394
Silgan Holdings, Inc.	35,600	1,968
Steel Dynamics, Inc.	45,000	1,886

Total		18,596

Utilities (5.3%)
*Allegheny Energy, Inc.	15,200	786
Northeast Utilities	71,200	2,019
Puget Energy, Inc.	68,700	1,661
*Reliant Energy, Inc.	91,500	2,467
Wisconsin Energy Corp.	34,000	1,504

Total		8,437

Total Common Stocks (Cost: $129,319)		156,569

The Accompanying Notes are an Integral Part of the Financial Statements.

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Money Market Investments (1.1%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (1.1%)
Federal Home Loan Bank, 5.15%, 7/18/07	1,800,000	1,795

Total Money Market Investments (Cost: $1,795)		1,795

Total Investments (99.8%) (Cost $131,114)(a)		158,364

Other Assets, Less Liabilities (0.2%)		340

Net Assets (100.0%)		158,704

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $131,114 and the net unrealized appreciation of investments based on that cost was $27,250 which is comprised of $31,086 aggregate gross unrealized appreciation and $3,836 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

AllianceBernstein Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,096.90	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.4%)
*California Pizza Kitchen, Inc.	113,900	2,447
*Capella Education Co.	129,600	5,965
*Citi Trends, Inc.	82,300	3,124
*Force Protection, Inc.	127,400	2,630
*GSI Commerce, Inc.	116,744	2,651
*Hibbett Sports, Inc.	143,900	3,940
*J. Crew Group, Inc.	66,200	3,581
*Life Time Fitness, Inc.	133,400	7,101
*LKQ Corp.	233,200	5,751
*Morton’s Restaurant Group, Inc.	321,300	5,819
*National CineMedia, Inc.	181,000	5,070
Orient-Express Hotels, Ltd. — Class A	109,137	5,828
*Pinnacle Entertainment, Inc.	174,100	4,901
Sotheby’s	43,900	2,020
*The9 Ltd., ADR	95,700	4,427
*Tween Brands, Inc.	70,900	3,162
*Volcom, Inc.	180,500	9,047
*Zumiez, Inc.	215,000	8,123

Total		85,587

Consumer Staples (2.9%)
*Central European Distribution Corp.	196,300	6,796
*TreeHouse Foods, Inc.	87,321	2,324
UAP Holding Corp.	234,900	7,079

Total		16,199

Energy (5.8%)
*Dril-Quip, Inc.	157,600	7,084
*Global Industries, Ltd.	334,300	8,967
*Oceaneering International, Inc.	139,500	7,343
*T-3 Energy Services, Inc.	119,712	4,004
World Fuel Services Corp.	108,800	4,576

Total		31,974

Financials (7.1%)
*FCStone Group, Inc.	67,400	3,863
*Global Cash Access Holdings, Inc.	450,700	7,220
Greater Bay Bancorp	162,200	4,516
Greenhill & Co., Inc.	97,100	6,672
*Interactive Brokers Group, Inc. — Class A	69,000	1,872
*KBW, Inc.	129,793	3,813
optionsXpress Holdings, Inc.	199,200	5,111
Portfolio Recovery Associates, Inc.	90,300	5,420
PrivateBancorp, Inc.	27,800	801

Total		39,288

Health Care (13.2%)
*Adams Respiratory Therapeutics, Inc.	87,992	3,466

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Allscripts Healthcare Solutions, Inc.	160,700	4,095
*Digene Corp.	144,300	8,665
*Hologic, Inc.	38,400	2,124
*Kyphon, Inc.	131,200	6,317
Meridian Bioscience, Inc.	145,850	3,159
*Natus Medical, Inc.	342,200	5,448
*Noven Pharmaceuticals, Inc.	233,000	5,464
*Obagi Medical Products, Inc.	151,345	2,682
*Pediatrix Medical Group, Inc.	99,200	5,471
*Providence Service Corp.	349,585	9,341
*Psychiatric Solutions, Inc.	359,500	13,035
*Thoratec Corp.	203,000	3,733

Total		73,000

Industrials (14.8%)
*The Advisory Board Co.	172,484	9,583
*American Commercial Lines, Inc.	76,600	1,995
Bucyrus International, Inc. — Class A	142,770	10,105
C.H. Robinson Worldwide, Inc.	69,872	3,670
*Corrections Corp. of America	203,575	12,847
*Houston Wire & Cable Co.	191,300	5,435
*Huron Consulting Group, Inc.	80,900	5,907
Interface, Inc. — Class A	318,600	6,009
Knight Transportation, Inc.	317,167	6,147
Knoll, Inc.	348,500	7,806
*Marlin Business Services Corp.	409,820	8,733
*VistaPrint, Ltd.	103,700	3,967

Total		82,204

Information Technology (30.1%)
*Aruba Networks, Inc.	129,900	2,611
*Bankrate, Inc.	77,768	3,727
*Blackboard, Inc.	356,600	15,019
*comScore, Inc.	3,088	71
*Comtech Group, Inc.	218,700	3,611
*Cymer, Inc.	61,300	2,464
*Data Domain, Inc.	17,900	412
*DealerTrack Holdings, Inc.	323,600	11,921
*Diodes, Inc.	182,396	7,619
*Forrester Research, Inc.	131,900	3,710
*IHS, Inc. — Class A	57,700	2,654
*Kenexa Corp.	370,589	13,974
*Limelight Networks, Inc.	238,298	4,714
*LoopNet, Inc.	109,000	2,543
*Macrovision Corp.	164,500	4,945
*Mellanox Technologies, Ltd.	64,100	1,328
*MKS Instruments, Inc.	95,450	2,644
*Netlogic Microsystems, Inc.	350,060	11,146
*Polycom, Inc.	62,800	2,110

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Riverbed Technology, Inc.	71,900	3,151
*Silicon Image, Inc.	313,000	2,686
*SIRF Technology Holdings, Inc.	186,100	3,860
*Sohu.com, Inc.	278,500	8,909
*SonicWALL, Inc.	370,400	3,182
*Spreadtrum Communications, Inc.	17,900	260
*Switch & Data, Inc.	409,500	7,858
*Synaptics, Inc.	96,200	3,443
*Synchronoss Technologies, Inc.	150,900	4,427
Syntel, Inc.	41,300	1,255
*Tessera Technologies, Inc.	287,500	11,658
*THQ, Inc.	305,950	9,338
*The Ultimate Software Group, Inc.	210,667	6,095
*ValueClick, Inc.	119,200	3,512

Total		166,857

Materials (3.2%)
A.M. Castle & Co.	41,808	1,501
Airgas, Inc.	183,750	8,802
Silgan Holdings, Inc.	138,000	7,629

Total		17,932

Telecommunication Services (0.4%)
*Glu Mobile, Inc.	169,484	2,356

Total		2,356

Utilities (1.7%)
ITC Holdings Corp.	227,300	9,235

Total		9,235

Total Common Stocks (Cost: $455,567)		524,632

Money Market Investments (6.7%)

Federal Government & Agencies (0.4%)
Fannie Mae, 5.13%, 9/19/07	2,500,000	2,472

Total		2,472

Finance Lessors (1.8%)
Windmill Funding Corp., 5.28%, 7/18/07	10,000,000	9,974

Total		9,974

Finance Services (2.4%)
Alpine securitization, 5.25%, 7/12/07	3,000,000	2,995

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Money Market Investments (6.7%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
(b)Barton Capital LLC, 5.27%, 7/2/07	10,000,000	9,997

Total		12,992

National Commercial Banks (0.3%)
UBS Finance LLC, 5.35%, 7/2/07	1,700,000	1,699

Total		1,699

Short Term Business Credit (1.8%)
(b)Sheffield Receivables, 5.28%, 7/9/07	10,000,000	9,987

Total		9,987

Total Money Market Investments (Cost: $37,123)		37,124

Total Investments (101.3%) (Cost $492,690)(a)		561,756

Other Assets, Less Liabilities (-1.3%)		(6,992)

Net Assets (100.0%)		554,764

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $492,690 and the net unrealized appreciation of investments based on that cost was $69,066 which is comprised of $74,664 aggregate gross unrealized appreciation and $5,598 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	41	9/07	$3
(Total Notional Value at June 30, 2007, $17,260)

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$1,028.00	$0.58
Hypothetical (5% return before expenses)	$1,000.00	$1,007.64	$0.58
*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.4%)
*4Kids Entertainment, Inc.	364	5
Aaron Rents, Inc.	1,350	39
Arbitron, Inc.	824	42
Arctic Cat, Inc.	331	7
*Ashworth, Inc.	402	3
*Audiovox Corp. — Class A	503	7
Bassett Furniture Industries, Inc.	327	4
Big 5 Sporting Goods Corp.	629	16
*Blue Nile, Inc.	386	23
*Bright Horizons Family Solutions, Inc.	725	28
*Brightpoint, Inc.	1,405	19
Brown Shoe Co., Inc.	1,194	29
Building Materials Holding Corp.	808	11
*California Pizza Kitchen, Inc.	795	17
The Cato Corp. — Class A	873	19
*CEC Entertainment, Inc.	922	32
*Champion Enterprises, Inc.	2,121	21
*Charlotte Russe Holding, Inc.	701	19
*The Children’s Place Retail Stores, Inc.	646	33
Christopher & Banks Corp.	1,031	18
CKE Restaurants, Inc.	1,816	36
Coachmen Industries, Inc.	435	4
*Coinstar, Inc.	771	24
*Cost Plus, Inc.	612	5
CPI Corp.	144	10
*(k)Crocs, Inc.	1,858	81
*Deckers Outdoor Corp.	303	31
*The Dress Barn, Inc.	1,277	26
*Drew Industries, Inc.	517	17
Ethan Allen Interiors, Inc.	879	30
The Finish Line, Inc. — Class A	1,160	11
*Fleetwood Enterprises, Inc.	1,774	16
*Fossil, Inc.	1,252	37
Fred’s, Inc.	1,108	15
*Genesco, Inc.	623	33
Group 1 Automotive, Inc.	672	27
*Guitar Center, Inc.	817	49
*The Gymboree Corp.	876	35
Haverty Furniture Companies, Inc.	628	7
*Hibbett Sports, Inc.	879	24
*Hot Topic, Inc.	1,224	13
*Iconix Brand Group, Inc.	1,569	35
IHOP Corp.	436	24
*Jack in the Box, Inc.	946	68
*JAKKS Pacific, Inc.	769	22
*Jo-Ann Stores, Inc.	676	19
*Jos. A. Bank Clothiers, Inc.	499	21
*K2, Inc.	1,366	21
Kellwood Co.	697	20
*Keystone Automotive Industries, Inc.	452	19

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
K-Swiss, Inc. — Class A	738	21
Landry’s Restaurants, Inc.	470	14
La-Z-Boy, Inc.	1,423	16
Libbey, Inc.	396	9
Lithia Motors, Inc.	440	11
*Live Nation, Inc.	1,815	41
*LKQ Corp.	1,255	31
M/I Homes, Inc.	335	9
The Marcus Corp.	591	14
*MarineMax, Inc.	517	10
The Men’s Wearhouse, Inc.	1,465	76
*Meritage Homes Corp.	608	16
*Midas, Inc.	327	7
Monaco Coach Corp.	742	11
*Monarch Casino & Resort, Inc.	290	8
Movado Group, Inc.	563	19
*Multimedia Games, Inc.	765	10
National Presto Industries, Inc.	130	8
Nautilus, Inc.	872	10
O’Charley’s, Inc.	647	13
Oxford Industries, Inc.	423	19
*P.F. Chang’s China Bistro, Inc.	706	25
*Panera Bread Co. — Class A	880	41
*Papa John’s International, Inc.	622	18
*Peet’s Coffee & Tea, Inc.	383	9
The Pep Boys — Manny, Moe & Jack	1,506	30
*PetMed Express, Inc.	671	9
*Pinnacle Entertainment, Inc.	1,653	47
Polaris Industries, Inc.	984	53
Pool Corp.	1,392	54
*Pre-Paid Legal Services, Inc.	249	16
*Quiksilver, Inc.	3,383	48
*Radio One, Inc.	2,132	15
*RARE Hospitality International, Inc.	844	23
*RC2 Corp.	585	23
*Red Robin Gourmet Burgers, Inc.	460	19
*Russ Berrie and Co., Inc.	319	6
*Ruth’s Chris Steak House, Inc.	482	8
*Select Comfort Corp.	1,384	22
*Shuffle Master, Inc.	970	16
*Skechers U.S.A., Inc. — Class A	755	22
Skyline Corp.	188	6
Sonic Automotive, Inc.	833	24
*Sonic Corp.	1,884	42
Stage Stores, Inc.	1,210	25
*Stamps.com, Inc.	530	7
Standard Motor Products, Inc.	329	5
Standard Pacific Corp.	1,793	31
*The Steak n Shake Co.	781	13
Stein Mart, Inc.	748	9
The Stride Rite Corp.	1,010	20
*Sturm, Ruger & Co., Inc.	508	8

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Superior Industries International, Inc.	634	14
*Texas Roadhouse, Inc. — Class A	1,486	19
*Tractor Supply Co.	960	50
Triarc Companies, Inc. — Class B	1,796	28
Tuesday Morning Corp.	826	10
*Tween Brands, Inc.	885	39
UniFirst Corp.	395	17
*Universal Technical Institute, Inc.	640	16
*Vertrue, Inc.	269	13
*Volcom, Inc.	392	20
Winnebago Industries, Inc.	870	26
*WMS Industries, Inc.	991	29
Wolverine World Wide, Inc.	1,539	43
*Zale Corp.	1,356	32

Total		2,595

Consumer Staples (2.8%)
*Alliance One International, Inc.	2,432	24
Casey’s General Stores, Inc.	1,399	38
*Central Garden & Pet Co. — Class A	1,978	23
*Chattem, Inc.	517	33
Corn Products International, Inc.	2,061	94
Flowers Foods, Inc.	1,432	48
*The Great Atlantic & Pacific Tea Co., Inc.	540	18
*The Hain Celestial Group, Inc.	1,092	30
J & J Snack Foods Corp.	380	14
Lance, Inc.	855	20
Longs Drug Stores Corp.	786	41
Mannatech, Inc.	439	7
Nash Finch Co.	371	18
*Performance Food Group Co.	969	31
*Playtex Products, Inc.	1,543	23
*Ralcorp Holdings, Inc.	743	40
Sanderson Farms, Inc.	440	20
Spartan Stores, Inc.	599	20
*Spectrum Brands, Inc.	1,075	7
*TreeHouse Foods, Inc.	864	23
*United Natural Foods, Inc.	1,185	31
*USANA Health Sciences, Inc.	237	11
WD-40 Co.	472	16

Total		630

Energy (4.6%)
*Atwood Oceanics, Inc.	749	51
*Bristow Group, Inc.	652	32
Cabot Oil & Gas Corp.	2,677	99
CARBO Ceramics, Inc.	562	25
*Dril-Quip, Inc.	671	30
*Helix Energy Solutions Group, Inc.	2,527	100

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*Hornbeck Offshore Services, Inc.	643	25
*Input/Output, Inc.	1,947	30
Lufkin Industries, Inc.	414	27
Massey Energy Co.	2,245	60
*Matrix Service Co.	672	17
*Oceaneering International, Inc.	1,536	81
Penn Virginia Corp.	1,040	42
*Petroleum Development Corp.	409	19
*SEACOR Holdings, Inc.	591	55
St. Mary Land & Exploration Co.	1,736	64
*Stone Energy Corp.	774	27
*Swift Energy Co.	825	35
*TETRA Technologies, Inc.	2,004	57
*Unit Corp.	1,282	81
*W-H Energy Services, Inc.	838	52
World Fuel Services Corp.	790	33

Total		1,042

Financials (11.6%)
Acadia Realty Trust	890	23
Alabama National BanCorporation	474	29
Anchor BanCorp Wisconsin, Inc.	503	13
Bank Mutual Corp.	1,670	19
BankAtlantic Bancorp, Inc. — Class A	1,269	11
BankUnited Financial Corp. — Class A	885	18
Boston Private Financial Holdings, Inc.	1,018	27
Brookline Bancorp, Inc.	1,705	20
Cascade Bancorp	784	18
Cash America International, Inc.	824	33
Central Pacific Financial Corp.	851	28
Chittenden Corp.	1,254	44
Colonial Properties Trust	1,281	47
Community Bank System, Inc.	829	17
Corus Bankshares, Inc.	919	16
Delphi Financial Group, Inc. — Class A	1,198	50
Dime Community Bancshares	760	10
Downey Financial Corp.	540	36
East West Bancorp, Inc.	1,704	66
EastGroup Properties, Inc.	657	29
Entertainment Properties Trust	733	39
Essex Property Trust, Inc.	712	84
Financial Federal Corp.	762	23
First BanCorp.	2,306	25
*First Cash Financial Services, Inc.	760	18
First Commonwealth Financial Corp.	1,741	19
First Financial Bancorp.	888	13
First Indiana Corp.	357	8
First Midwest Bancorp, Inc.	1,383	49
First Republic Bank	856	46
*FirstFed Financial Corp.	459	26

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Flagstar Bancorp, Inc.	1,075	13
*Franklin Bank Corp.	653	10
Fremont General Corp.	1,876	20
Frontier Financial Corp.	1,098	25
Glacier Bancorp, Inc.	1,457	30
Hanmi Financial Corp.	1,144	20
Hilb Rogal and Hobbs Co.	1,002	43
Independent Bank Corp.	564	10
Infinity Property & Casualty Corp.	540	27
Inland Real Estate Corp.	1,803	31
*Investment Technology Group, Inc.	1,224	53
Irwin Financial Corp.	520	8
Kilroy Realty Corp.	906	64
Kite Realty Group Trust	800	15
*LaBranche & Co., Inc.	1,478	11
LandAmerica Financial Group, Inc.	485	47
Lexington Realty Trust	1,945	40
LTC Properties, Inc.	575	13
MAF Bancorp, Inc.	775	42
Medical Properties Trust, Inc.	1,363	18
Mid-America Apartment Communities, Inc.	702	37
Nara Bancorp, Inc.	581	9
National Retail Properties, Inc.	1,808	40
Parkway Properties, Inc.	440	21
*Philadelphia Consolidated Holding Corp.	1,589	66
*Piper Jaffray Companies, Inc.	512	29
Portfolio Recovery Associates, Inc.	443	27
Presidential Life Corp.	596	12
PrivateBancorp, Inc.	512	15
*ProAssurance Corp.	922	51
Prosperity Bancshares, Inc.	953	31
Provident Bankshares Corp.	892	29
PS Business Parks, Inc.	443	28
*Rewards Network, Inc.	736	3
RLI Corp.	554	31
Safety Insurance Group, Inc.	397	16
*SCPIE Holdings, Inc.	278	7
Selective Insurance Group, Inc.	1,579	42
Senior Housing Properties Trust	2,061	42
*Signature Bank	822	28
The South Financial Group, Inc.	2,064	47
Sovran Self Storage, Inc.	568	27
Sterling Bancorp	518	8
Sterling Bancshares, Inc.	1,996	23
Sterling Financial Corp.	1,413	41
Stewart Information Services Corp.	505	20
Susquehanna Bancshares, Inc.	1,443	32
SWS Group, Inc.	683	15
Tanger Factory Outlet Centers, Inc.	866	32
Tower Group, Inc.	513	16
*TradeStation Group, Inc.	707	8

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
*Triad Guaranty, Inc.	338	13
TrustCo Bank Corp NY	2,075	21
UCBH Holdings, Inc.	2,759	50
Umpqua Holdings Corp.	1,754	41
United Bankshares, Inc.	1,010	32
United Community Banks, Inc.	1,133	29
United Fire & Casualty Co.	582	21
Whitney Holding Corp.	1,827	55
Wilshire Bancorp, Inc.	428	5
Wintrust Financial Corp.	693	30
*World Acceptance Corp.	487	21
Zenith National Insurance Corp.	1,026	48

Total		2,643

Health Care (8.7%)
*Allscripts Healthcare Solutions, Inc.	1,350	34
*Alpharma, Inc. — Class A	933	24
*Amedisys, Inc.	715	26
*American Medical Systems Holdings, Inc.	1,992	36
*AMERIGROUP Corp.	1,449	34
*AMN Healthcare Services, Inc.	960	21
*AmSurg Corp.	832	20
Analogic Corp.	387	28
*ArQule, Inc.	784	6
*ArthroCare Corp.	760	33
*BioLase Technology, Inc.	656	4
*Bradley Pharmaceuticals, Inc.	455	10
Cambrex Corp.	783	10
*Centene Corp.	1,201	26
Chemed Corp.	738	49
*CONMED Corp.	776	23
The Cooper Companies, Inc.	1,246	66
*Cross Country Healthcare, Inc.	603	10
*CryoLife, Inc.	623	8
*Cyberonics, Inc.	612	10
Datascope Corp.	351	13
*Digene Corp.	665	40
*Dionex Corp.	529	38
*DJO, Inc.	649	27
*Enzo Biochem, Inc.	863	13
*Genesis HealthCare Corp.	548	37
*Gentiva Health Services, Inc.	756	15
*Greatbatch, Inc.	612	20
*Haemonetics Corp.	732	39
*HealthExtras, Inc.	827	24
*Healthways, Inc.	967	46
*Hologic, Inc.	1,474	82
*Hooper Holmes, Inc.	1,873	6
*ICU Medical, Inc.	405	17
*IDEXX Laboratories, Inc.	862	83
*Immucor, Inc.	1,906	53
*Integra LifeSciences Holdings	546	27
Invacare Corp.	886	16
*inVentiv Health, Inc.	835	31
*Kendle International, Inc.	339	12
*Kensey Nash Corp.	328	9
LCA-Vision, Inc.	551	26
*Martek Biosciences Corp.	893	23

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Matria Healthcare, Inc.	594	18
Mentor Corp.	1,176	48
Meridian Bioscience, Inc.	895	19
*Merit Medical Systems, Inc.	760	9
*MGI Pharma, Inc.	2,202	49
*Noven Pharmaceuticals, Inc.	686	16
*Odyssey HealthCare, Inc.	933	11
Option Care, Inc.	733	11
*Osteotech, Inc.	480	3
Owens & Minor, Inc.	1,116	39
*Palomar Medical Technologies, Inc.	503	17
*PAREXEL International Corp.	757	32
*Pediatrix Medical Group, Inc.	1,343	74
*Pharmanet Development Group, Inc.	510	16
PolyMedica Corp.	626	26
*Possis Medical, Inc.	477	5
*PSS World Medical, Inc.	1,866	34
*Regeneron Pharmaceuticals, Inc.	1,818	33
*RehabCare Group, Inc.	476	7
*Res-Care, Inc.	555	12
*Respironics, Inc.	2,026	87
*Savient Pharmaceuticals, Inc.	1,284	16
*Sciele Pharma, Inc.	818	19
*Sierra Health Services, Inc.	1,544	64
*Sunrise Senior Living, Inc.	1,241	50
*SurModics, Inc.	433	22
*Symmetry Medical, Inc.	977	16
*Theragenics Corp.	921	4
*ViroPharma, Inc.	1,933	27
Vital Signs, Inc.	216	12

Total		1,971

Industrials (14.2%)
A.O. Smith Corp.	629	25
*A.S.V., Inc.	569	10
*AAR CORP.	1,024	34
ABM Industries, Inc.	1,207	31
Acuity Brands, Inc.	1,202	72
Administaff, Inc.	673	23
Albany International Corp. — Class A	807	33
Angelica Corp.	263	6
Apogee Enterprises, Inc.	786	22
Applied Industrial Technologies, Inc.	1,046	31
Applied Signal Technology, Inc.	336	5
Arkansas Best Corp.	697	27
*Armor Holdings, Inc.	837	73
*Astec Industries, Inc.	522	22
Baldor Electric Co.	1,140	56
Barnes Group, Inc.	1,108	35
Belden, Inc.	1,235	68
Bowne & Co., Inc.	804	16
Brady Corp. — Class A	1,494	55
Briggs & Stratton Corp.	1,368	43
*C&D Technologies, Inc.	710	4
Cascade Corp.	293	23

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
CDI Corp.	360	12
*Ceradyne, Inc.	752	56
CLARCOR, Inc.	1,418	53
*Consolidated Graphics, Inc.	326	23
Cubic Corp.	429	13
Curtiss-Wright Corp.	1,224	57
EDO Corp.	455	15
*EGL, Inc.	880	41
*EMCOR Group, Inc.	882	64
*EnPro Industries, Inc.	591	25
*Esterline Technologies Corp.	708	34
Forward Air Corp.	842	29
*Frontier Airlines Holdings, Inc.	1,014	6
G & K Services, Inc. — Class A	596	24
*Gardner Denver, Inc.	1,463	62
*GenCorp, Inc.	1,548	20
Gibraltar Industries, Inc.	826	18
*Griffon Corp.	727	16
Healthcare Services Group, Inc.	765	23
Heartland Express, Inc.	1,633	27
*Heidrick & Struggles International, Inc.	486	25
*Hub Group, Inc. — Class A	1,103	39
IDEX Corp.	2,236	86
*Insituform Technologies, Inc. — Class A	755	16
Interface, Inc. — Class A	1,442	27
Kaman Corp.	669	21
*Kansas City Southern	2,125	80
Kaydon Corp.	780	41
*Kirby Corp.	1,473	57
Knight Transportation, Inc.	1,599	31
*Labor Ready, Inc.	1,404	32
Landstar System, Inc.	1,552	75
Lawson Products, Inc.	116	4
Lennox International, Inc.	1,590	54
Lindsay Corp.	322	14
*Lydall, Inc.	452	7
*Magnetek, Inc.	826	4
The Manitowoc Co., Inc.	1,721	137
*Mesa Air Group, Inc.	918	6
*Mobile Mini, Inc.	994	29
*Moog, Inc. — Class A	1,175	52
Mueller Industries, Inc.	1,026	35
*NCI Building Systems, Inc.	558	28
*Old Dominion Freight Line, Inc.	774	23
*On Assignment, Inc.	971	10
Regal-Beloit Corp.	863	40
Robbins & Myers, Inc.	471	25
*School Specialty, Inc.	516	18
*The Shaw Group, Inc.	2,237	104
Simpson Manufacturing Co., Inc.	1,019	34
SkyWest, Inc.	1,782	42
*Spherion Corp.	1,567	15
The Standard Register Co.	341	4
Standex International Corp.	345	10
*Teledyne Technologies, Inc.	965	44

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*Tetra Tech, Inc.	1,605	35
The Toro Co.	1,116	66
Tredegar Corp.	785	17
Triumph Group, Inc.	454	30
*United Stationers, Inc.	771	51
Universal Forest Products, Inc.	523	22
*URS Corp.	1,454	71
Valmont Industries, Inc.	476	35
Viad Corp.	589	25
Vicor Corp.	541	7
*Volt Information Sciences, Inc.	358	7
Wabash National Corp.	846	12
*Waste Connections, Inc.	1,894	57
Watsco, Inc.	679	37
Watson Wyatt Worldwide, Inc.	1,173	59
Watts Water Technologies, Inc.	822	31
Woodward Governor Co.	816	44

Total		3,207

Information Technology (12.5%)
*Actel Corp.	721	10
*Adaptec, Inc.	3,278	12
*Advanced Energy Industries, Inc.	983	22
*Aeroflex, Inc.	2,040	29
Agilysys, Inc.	854	19
*AMIS Holdings, Inc.	1,792	22
*Anixter International, Inc.	872	67
*Ansoft Corp.	479	14
*ANSYS, Inc.	2,146	57
*Arris Group, Inc.	2,992	53
*ATMI, Inc.	976	29
*Authorize.Net Holdings, Inc.	778	14
*Avid Technology, Inc.	1,140	40
*Axcelis Technologies, Inc.	2,806	18
*Bankrate, Inc.	316	15
Bel Fuse, Inc. — Class B	328	11
*Bell Microproducts, Inc.	842	5
*Benchmark Electronics, Inc.	1,994	45
Black Box Corp.	481	20
Blackbaud, Inc.	1,228	27
*Blue Coat Systems, Inc.	401	20
*Brooks Automation, Inc.	1,983	36
*Cabot Microelectronics Corp.	662	23
*CACI International, Inc. — Class A	852	42
*Captaris, Inc.	749	4
*Catapult Communications Corp.	276	3
*C-COR, Inc.	1,352	19
*Checkpoint Systems, Inc.	1,087	27
*CIBER, Inc.	1,497	12
Cognex Corp.	1,232	28
*Coherent, Inc.	866	26
Cohu, Inc.	629	14
*Comtech Telecommunications Corp.	641	30
*Concur Technologies, Inc.	774	18
CTS Corp.	992	13
*Cymer, Inc.	1,032	41
Daktronics, Inc.	882	19

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Digi International, Inc.	696	10
*Diodes, Inc.	555	23
*Ditech Networks, Inc.	913	7
*DSP Group, Inc.	805	16
*eFunds Corp.	1,307	46
*Electro Scientific Industries, Inc.	808	17
*Epicor Software Corp.	1,601	24
*EPIQ Systems, Inc.	599	10
*Exar Corp.	1,006	13
FactSet Research Systems, Inc.	1,045	72
*FEI Co.	721	23
*FLIR Systems, Inc.	1,815	85
*Gerber Scientific, Inc.	640	7
Gevity HR, Inc.	697	13
*Harmonic, Inc.	2,187	19
*Hutchinson Technology, Inc.	720	14
*Informatica Corp.	2,409	36
InfoSpace, Inc.	872	20
*Insight Enterprises, Inc.	1,339	30
Inter-Tel, Inc.	592	14
*Intevac, Inc.	586	12
*Itron, Inc.	829	65
*j2 Global Communications, Inc.	1,356	47
*JDA Software Group, Inc.	812	16
Keithley Insturments, Inc.	390	5
*Komag, Inc.	863	28
*Kopin Corp.	1,880	7
*Kulicke and Soffa Industries, Inc.	1,593	17
*Littelfuse, Inc.	623	21
*LoJack Corp.	521	12
*Manhattan Associates, Inc.	755	21
*ManTech International Corp.	506	16
MAXIMUS, Inc.	601	26
*Mercury Computer Systems, Inc.	616	8
Methode Electronics, Inc. — Class A	1,013	16
*MICROS Systems, Inc.	1,125	61
*Microsemi Corp.	2,088	50
*MIVA, Inc.	776	5
*MKS Instruments, Inc.	1,028	28
MTS Systems Corp.	506	23
*Napster, Inc.	1,246	4
*Neoware, Inc.	554	8
*NETGEAR, Inc.	951	34
*Network Equipment Technologies, Inc.	700	7
*Newport Corp.	1,136	18
*Novatel Wireless, Inc.	830	22
Park Electrochemical Corp.	559	16
*PC-Tel, Inc.	618	5
*Pericom Semiconductor Corp.	727	8
*Phoenix Technologies, Ltd.	710	6
*Photon Dynamics, Inc.	459	5
*Photronics, Inc.	1,157	17
*Planar Systems, Inc.	480	4
*Plexus Corp.	1,282	29
*Progress Software Corp.	1,130	36

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Quality Systems, Inc.	471	18
*Radiant Systems, Inc.	720	10
*RadiSys Corp.	608	8
*Rogers Corp.	489	18
*Rudolph Technologies, Inc.	691	11
*ScanSource, Inc.	712	23
*Secure Computing Corp.	1,787	14
*SI International, Inc.	363	12
*Skyworks Solutions, Inc.	4,520	33
*Sonic Solutions	720	9
*SPSS, Inc.	549	24
*Standard Microsystems Corp.	626	21
StarTek, Inc.	313	3
*Stratasys, Inc.	264	12
*Supertex, Inc.	382	12
*Sykes Enterprises, Inc.	821	16
*Symmetricom, Inc.	1,287	11
*Synaptics, Inc.	722	26
*Take-Two Interactive Software, Inc.	2,020	40
Technitrol, Inc.	1,129	32
*THQ, Inc.	1,817	55
*Tollgrade Communications, Inc.	367	4
*Trimble Navigation, Ltd.	3,271	106
*TTM Technologies, Inc.	1,076	14
*Ultratech, Inc.	644	9
United Online, Inc.	1,836	30
*Varian Semiconductor Equipment Associates, Inc.	2,279	92
*Veeco Instruments, Inc.	863	18
*ViaSat, Inc.	682	22
*Websense, Inc.	1,241	26
X-Rite, Inc.	794	12

Total		2,847

Materials (4.0%)
A. Schulman, Inc.	672	16
A.M. Castle & Co.	397	14
AMCOL International Corp.	605	17
AptarGroup, Inc.	1,921	68
Arch Chemicals, Inc.	671	24
*Brush Engineered Materials, Inc.	558	23
*Buckeye Technologies, Inc.	1,047	16
*Caraustar Industries, Inc.	805	4
*Century Aluminum Co.	782	43
Chaparral Steel Co.	1,285	92
Chesapeake Corp.	551	7
Cleveland-Cliffs, Inc.	1,141	89
Deltic Timber Corp.	283	16
Georgia Gulf Corp.	948	17
H.B. Fuller Co.	1,677	50
*Headwaters, Inc.	1,173	20
*Material Sciences Corp.	352	4
Myers Industries, Inc.	748	17
Neenah Paper, Inc.	409	17
*OM Group, Inc.	824	44
*Omnova Solutions, Inc.	1,163	7
Penford Corp.	248	7
*PolyOne Corp.	2,571	18

Common Stocks (77.6%)	Shares/ $ Par	Value $ (000’s)

Materials continued
*Pope & Talbot, Inc.	452	2
Quaker Chemical Corp.	278	7
Quanex Corp.	1,026	50
Rock-Tenn Co. — Class A	952	30
*RTI International Metals, Inc.	636	48
Ryerson, Inc.	727	27
Schweitzer-Mauduit International, Inc.	432	13
Texas Industries, Inc.	756	59
Tronox, Inc. — Class B	1,142	16
Wausau Paper Corp.	1,238	17

Total		899

Other Holdings (4.1%)
iShares S&P SmallCap 600 Index Fund	13,241	941

Total		941

Telecommunication Services (0.1%)
CT Communications, Inc.	559	17
*General Communication, Inc. — Class A	1,239	16

Total		33

Utilities (3.6%)
ALLETE, Inc.	843	40
American States Water Co.	472	17
Atmos Energy Corp.	2,453	74
Avista Corp.	1,459	31
Cascade Natural Gas Corp.	319	8
Central Vermont Public Service Corp.	280	11
CH Energy Group, Inc.	375	17
Cleco Corp.	1,597	39
*El Paso Electric Co.	1,278	31
Energen Corp.	1,985	110
The Laclede Group, Inc.	597	19
New Jersey Resources Corp.	771	39
Northwest Natural Gas Co.	755	35
Piedmont Natural Gas Co., Inc.	2,066	51
South Jersey Industries, Inc.	808	29
Southern Union Co.	2,985	97
Southwest Gas Corp.	1,163	39
UGI Corp.	2,937	80
UIL Holdings Corp.	694	23
Unisource Energy Corp.	976	32

Total		822

Total Common Stocks (Cost: $17,303)		17,630

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Money Market Investments (22.8%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (22.8%)
(k)Federal Home Loan Bank, 5.16%, 7/13/07	5,200,000	5,190

Total Money Market Investments (Cost: $5,190)		5,190

Total Investments (100.4%) (Cost $22,493)(a)		22,820

Other Assets, Less Liabilities (-0.4%)		(87)

Net Assets (100.0%)		22,733

*	Non-Income Producing

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $22,493 and the net unrealized appreciation of investments based on that cost was $327 which is comprised of $836 aggregate gross unrealized appreciation and $509 aggregate gross unrealized depreciation.

Swap agreements outstanding on June 30, 2007:

Total Return Swap

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	S&P Smallcap 600 Index	1 Month USD-LIBOR +7 Basis Points (BPS)	S&P Smallcap 600 Index Total Return	5/2008	5,202	$(81)

(k)	Securities with an aggregate market value of $5,190 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

T. Rowe Price Small Cap Value Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,077.80	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.3%)
Aaron Rents, Inc.	169,600	4,951
Aaron Rents, Inc. — Class A	4,725	123
*Amazon.com, Inc.	7,900	540
*Apollo Group, Inc. — Class A	14,800	865
Brunswick Corp.	29,700	969
Building Materials Holding Corp.	80,200	1,138
*Career Education Corp.	11,600	392
*Cox Radio, Inc., — Class A	19,300	275
CSS Industries, Inc.	49,200	1,949
*Culp, Inc.	46,400	418
*Discovery Holding Co.	32,700	752
Dollar General Corp.	17,200	377
Dow Jones & Co., Inc.	13,500	776
*Drew Industries, Inc.	26,300	872
The E.W. Scripps Co. — Class A	25,400	1,161
Eastman Kodak Co.	16,900	470
*Echostar Communications Corp.	7,800	338
Family Dollar Stores, Inc.	18,900	649
Fred’s, Inc.	73,500	983
The Gap, Inc.	44,900	858
*Gemstar-TV Guide International, Inc.	68,100	335
H&R Block, Inc.	33,200	776
Haverty Furniture Companies, Inc.	113,500	1,325
Journal Register Co.	81,000	363
*Lamar Advertising Co. — Class A	2,200	138
*Liberty Media Holding Corp.	2,106	248
*Live Nation, Inc.	31,000	694
Liz Claiborne, Inc.	4,500	168
M/I Homes, Inc.	54,400	1,447
Mattel, Inc.	17,500	443
Matthews International Corp. — Class A	89,200	3,890
The McClatchy Co. — Class A	7,200	182
Meredith Corp.	1,600	99
The New York Times Co. — Class A	18,000	457
Newell Rubbermaid, Inc.	7,900	232
Pearson PLC, ADR	9,900	167
Pool Corp.	77,225	3,014
*RARE Hospitality International, Inc.	99,450	2,662
Ruby Tuesday, Inc.	48,200	1,269
*Saga Communications, Inc. — Class A	94,400	925
*Scholastic Corp.	20,600	740
Skyline Corp.	34,500	1,035
Stanley Furniture Co., Inc.	68,600	1,409
Stein Mart, Inc.	161,600	1,981
The TJX Companies, Inc.	8,100	223

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Tribune Co.	15,821	465
*TRW Automotive Holdings Corp.	14,100	519
Weight Watchers International, Inc.	12,985	660
*Winn-Dixie Stores, Inc.	47,300	1,386
Winnebago Industries, Inc.	76,000	2,244
*XM Satellite Radio Holdings, Inc.	65,000	765

Total		49,117

Consumer Staples (2.9%)
Alberto-Culver Co.	5,300	126
*Alliance One International, Inc.	105,100	1,056
Brown-Forman Corp. — Class B	7,000	512
Casey’s General Stores, Inc.	70,100	1,911
The Clorox Co.	14,000	869
Coca-Cola Enterprises, Inc.	48,500	1,164
ConAgra Foods, Inc.	37,800	1,015
McCormick & Co., Inc.	7,000	267
Nash Finch Co.	42,000	2,079
Sara Lee Corp.	56,600	985
Tootsie Roll Industries, Inc.	6,800	188
*Wild Oats Markets, Inc.	37,500	629

Total		10,801

Energy (8.6%)
*Atwood Oceanics, Inc.	32,000	2,196
BJ Services Co.	24,700	702
CARBO Ceramics, Inc.	31,800	1,393
*Compton Petroleum Corp.	17,300	172
*Forest Oil Corp.	78,550	3,320
*Geomet, Inc.	54,000	414
*Hanover Compressor Co.	41,100	980
Hess Corp.	11,800	696
*Mariner Energy, Inc.	58,793	1,426
Murphy Oil Corp.	22,700	1,349
Penn Virginia Corp.	123,600	4,969
Pogo Producing Co.	15,100	767
Spectra Energy Corp.	12,600	327
*TETRA Technologies, Inc.	158,900	4,481
*Todco	65,600	3,097
*Union Drilling, Inc.	28,500	468
*W-H Energy Services, Inc.	40,500	2,507
*Whiting Petroleum Corp.	60,300	2,443

Total		31,707

Financials (18.6%)
Ares Capital Corp.	84,000	1,415
Axis Capital Holdings, Ltd.	15,100	614
Boston Private Financial Holdings, Inc.	49,700	1,335
Cincinnati Financial Corp.	9,000	391
Citizens Republic Bancorp, Inc.	9,000	165

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Commerce Bancshares, Inc.	13,634	618
Compass Diversified Trust	67,700	1,207
Cullen/Frost Bankers, Inc.	5,900	315
*Discover Financial Services — W/I	9,300	265
East West Bancorp, Inc.	99,700	3,876
Employers Holdings, Inc.	13,000	276
First Financial Fund, Inc.	122,500	1,686
First Horizon National Corp.	33,600	1,310
First Niagara Financial Group, Inc.	29,600	388
First Potomac Realty Trust	79,000	1,840
First Republic Bank	91,700	4,920
Genworth Financial, Inc.	6,200	213
Hercules Technology Growth Capital, Inc.	100,600	1,359
Home Bancshares, Inc.	37,900	855
IndyMac Bancorp, Inc.	28,300	826
Innkeepers USA Trust	8,500	151
Investors Financial Services Corp.	10,300	635
James River Group, Inc.	2,400	80
Janus Capital Group, Inc.	29,200	813
JMP Group, Inc.	32,500	340
Kilroy Realty Corp.	64,400	4,561
Kohlberg Capital Corp.	109,000	2,022
Lasalle Hotel Properties	64,900	2,818
Lincoln National Corp.	6,363	451
*Markel Corp.	4,500	2,181
Marsh & McLennan Companies, Inc.	56,300	1,739
Max Capital Group, Ltd.	81,000	2,292
The Midland Co.	50,800	2,385
National Interstate Corp.	5,500	143
NewAlliance Bancshares, Inc.	8,800	130
Northern Trust Corp.	11,500	739
Ohio Casualty Corp.	10,800	468
OneBeacon Insurance Group, Ltd.	6,500	165
Parkway Properties, Inc.	27,300	1,311
Potlatch Corp.	58,600	2,523
*ProAssurance Corp.	86,000	4,787
Regions Financial Corp.	10,500	348
SLM Corp.	7,300	420
The St. Joe Co.	15,900	737
Strategic Hotels & Resorts, Inc.	102,800	2,312
*SVB Financial Group	78,000	4,143
Synovus Financial Corp.	12,800	393
The Travelers Companies, Inc.	9,330	499
Unum Group	7,900	206
Valley National Bancorp	5,569	125
Waddell & Reed Financial, Inc. — Class A	2,800	73

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Washington Real Estate Investment Trust	57,000	1,938
Westamerica Bancorporation	12,800	566
Willis Group Holdings, Ltd.	17,400	767
Wilmington Trust Corp.	8,600	357
Wintrust Financial Corp.	31,500	1,381
XL Capital, Ltd. — Class A	2,400	202

Total		69,075

Health Care (6.4%)
*Affymetrix, Inc.	4,900	122
Analogic Corp.	17,300	1,272
Arrow International, Inc.	42,500	1,627
*Barr Pharmaceuticals, Inc.	6,900	347
*Exelixis, Inc.	98,800	1,195
Health Management Associates, Inc. — Class A	87,500	994
*HEALTHSOUTH Corp.	39,360	713
*Invitrogen Corp.	4,300	317
*Lincare Holdings, Inc.	23,200	925
*Myriad Genetics, Inc.	81,200	3,019
*Neurocrine Biosciences, Inc.	5,200	58
Omnicare, Inc.	7,400	267
*OSI Pharmaceuticals, Inc.	8,000	290
Owens & Minor, Inc.	102,400	3,577
*Pharmion Corp.	53,000	1,534
*Sepracor, Inc.	13,000	533
*St. Jude Medical, Inc.	20,800	863
*Triad Hospitals, Inc.	7,600	409
Universal Health Services, Inc. — Class B	16,400	1,009
*Valeant Pharmaceuticals International	36,700	613
*Varian Medical Systems, Inc.	7,400	315
*Verenium Corp.	114,000	578
West Pharmaceutical Services, Inc.	57,300	2,702
*Zimmer Holdings, Inc.	2,300	195

Total		23,474

Industrials (20.2%)
*Accuride Corp.	52,500	809
*AirTran Holdings, Inc.	136,000	1,485
*Allied Waste Industries, Inc.	49,000	660
Ameron International Corp.	31,700	2,859
*Beacon Roofing Supply, Inc.	82,000	1,393
Belden, Inc.	75,300	4,168
*C&D Technologies, Inc.	76,500	428
*Casella Waste Systems, Inc. — Class A	110,200	1,188
Cintas Corp.	14,100	556
*Dollar Thrifty Automotive Group, Inc.	70,000	2,859
EDO Corp.	34,700	1,141
Electro Rent Corp.	108,000	1,570
Equifax, Inc.	12,900	573
Franklin Electric Co., Inc.	57,100	2,694
*FTI Consulting, Inc.	87,400	3,324

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
G & K Services, Inc. — Class A	58,000	2,292
*Genesee & Wyoming, Inc.	95,500	2,850
*The Genlyte Group, Inc.	35,500	2,788
Gibraltar Industries, Inc.	91,600	2,029
*Hertz Global Holdings, Inc.	49,300	1,310
IDEX Corp.	91,500	3,526
*Insituform Technologies, Inc. — Class A	113,200	2,469
*Kirby Corp.	103,900	3,989
Laidlaw International, Inc.	20,000	691
Landstar System, Inc.	128,600	6,204
Macquarie Infrastructure Co. LLC	32,200	1,336
McGrath Rentcorp	104,100	3,507
Nordson Corp.	65,300	3,275
*Owens Corning, Inc.	18,000	605
Raytheon Co.	7,200	388
Southwest Airlines Co.	97,900	1,460
Universal Forest Products, Inc.	42,300	1,788
*USG Corp.	6,300	309
UTI Worldwide, Inc.	112,320	3,009
*Waste Connections, Inc.	71,600	2,165
Woodward Governor Co.	59,900	3,215

Total		74,912

Information Technology (9.7%)
*Advanced Energy Industries, Inc.	81,200	1,840
*ATMI, Inc.	42,400	1,272
AVX Corp.	41,400	693
*Brooks Automation, Inc.	167,400	3,038
*Fairchild Semiconductor International, Inc.	42,400	819
*GSI Group, Inc.	156,200	1,529
*Intuit, Inc.	16,100	484
*Ixia	126,400	1,170
Landauer, Inc.	25,900	1,276
*Littelfuse, Inc.	54,000	1,824
Methode Electronics, Inc. — Class A	29,400	460
*Micron Technology, Inc.	28,700	360
Molex, Inc. — Class A	38,100	1,012
*MPS Group, Inc.	198,300	2,651
*Nortel Networks Corp.	32,530	782
*Novellus Systems, Inc.	12,900	366
*Packeteer, Inc.	55,500	433
*Progress Software Corp.	94,300	2,998
*QLogic Corp.	23,400	390
Seagate Technology	42,000	914
*SPSS, Inc.	69,925	3,086
StarTek, Inc.	71,900	776
*Sun Microsystems, Inc.	165,000	868
*Tellabs, Inc.	36,600	394
*Teradyne, Inc.	44,700	786
*Websense, Inc.	92,800	1,972
*Wind River Systems, Inc.	209,400	2,303
Xilinx, Inc.	7,200	193
*Xyratex, Ltd.	53,200	1,183

Total		35,872

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Materials (10.8%)
Airgas, Inc.	75,900	3,637
American Vanguard Corp.	87,800	1,257
AngloGold Ashanti Limited ADR	19,500	737
AptarGroup, Inc.	98,000	3,486
Arch Chemicals, Inc.	68,700	2,414
Bowater, Inc.	16,600	414
Carpenter Technology Corp.	29,800	3,884
Chesapeake Corp.	24,600	309
Deltic Timber Corp.	42,600	2,335
*Domtar Corp.	42,600	475
Florida Rock Industries, Inc.	47,700	3,220
Gold Fields, Ltd., ADR	31,200	490
Innospec, Inc.	54,000	3,197
International Paper Co.	38,600	1,507
Louisiana-Pacific Corp.	39,800	753
*Meridian Gold, Inc.	73,900	2,038
Metal Management, Inc.	72,100	3,177
Myers Industries, Inc.	87,900	1,943
Nalco Holding Co.	54,000	1,482
*Smurfit-Stone Container Corp.	58,800	783
*Symyx Technologies, Inc.	78,200	900
Wausau Paper Corp.	105,600	1,415

Total		39,853

Other Holdings (0.5%)
Russell 2000 Value Index	23,400	1,922

Total		1,922

Telecommunication Services (0.7%)
*Premiere Global Services, Inc.	167,100	2,176
*Wireless Facilities, Inc.	169,600	285

Total		2,461

Utilities (3.8%)
Ameren Corp.	7,500	368
Black Hills Corp.	61,367	2,439
Cleco Corp.	86,700	2,124
Duke Energy Corp.	21,000	384
*Dynegy, Inc.	59,500	562
*El Paso Electric Co.	82,600	2,029
Energy East Corp.	7,000	183
*Mirant Corp.	8,100	345
NiSource, Inc.	29,900	619
Pinnacle West Capital Corp.	20,400	813
Southwest Gas Corp.	57,900	1,958
TECO Energy, Inc.	62,600	1,075
Vectren Corp.	41,900	1,128

Total		14,027

Total Common Stocks (Cost: $261,597)		353,221

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Convertible Corporate Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)

Telephone and Telegraph Apparatus (0.2%)
Lucent Technologies, 2.875%, 6/15/25	655,000	734

Total Convertible Corporate Bonds (Cost: $660)		734

Preferred Stocks (0.1%)

Industrials (0.1%)
Allied Waste Industrial	900	317

Total Preferred Stocks (Cost: $252)		317

Money Market Investments (4.4%)

Other Holdings (4.4%)
Reserve Investment Fund	16,077,442	16,077

Total Money Market Investments (Cost: $16,077)		16,077

Total Investments (100.2%) (Cost $278,586)(a)		370,349

Other Assets, Less Liabilities (-0.2%)		(853)

Net Assets (100.0%)		369,496

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $278,586 and the net unrealized appreciation of investments based on that cost was $91,763 which is comprised of $102,753 aggregate gross unrealized appreciation and $10,990 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

International Growth Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,099.70	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Portfolio

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.7%)
British Sky Broadcasting Group PLC	United Kingdom	167,495	2,147
Burberry Group PLC	United Kingdom	188,360	2,574
*Central European Media Enterprises, Ltd.	Czech Republic	26,045	2,541
Compagnie Financiere Richemont	Switzerland	37,245	2,225
Esprit Holdings, Ltd.	Hong Kong	216,500	2,756
Fiat SPA	Italy	156,215	4,648
*Focus Media Holding, Ltd.	China	58,200	2,939
Hugo Boss AG	Germany	34,385	2,059
Inditex SA	Spain	55,525	3,276
Intercontinental Hotels Group PLC	United Kingdom	98,535	2,448
Kuoni Reisen Holding	Switzerland	3,700	2,221
Makita Corp.	Japan	46,700	2,089
Point, Inc.	Japan	34,760	2,057
PPR	France	13,850	2,416
Renault SA	France	9,390	1,505
Sol Melia SA	Spain	126,260	2,808
Swatch Group AG	Switzerland	9,825	2,790
Toyota Motor Corp.	Japan	36,000	2,270
*Urbi Desarollos Urbanos SA	Mexico	698,680	3,217
WPP Group PLC	United Kingdom	136,035	2,035

Total			51,021

Consumer Staples (7.6%)
*Barry Callebaut AG	Switzerland	3,215	2,435
Coca Cola Hellenic Bottling Co. SA	Greece	60,930	2,803
Heineken NV	Netherlands	43,885	2,578
Iaws Group PLC	Ireland	92,635	1,940
Inbev NV	Belgium	30,940	2,450
Kerry Group PLC	Ireland	61,695	1,722
Reckitt Benckiser PLC	United Kingdom	71,735	3,929
Tesco PLC	United Kingdom	342,295	2,865
Unilever NV	Netherlands	40,700	1,266
Woolworths, Ltd.	Australia	113,260	2,591

Total			24,579

Energy (3.9%)
*Artumas Group, Inc.	Norway	96,355	984
Cameco Corp.	Canada	59,915	3,038
*China Coal Energy Co.	China	1,344,000	2,015
*Electromagnetic GeoServices AS	Norway	50,255	1,005
Expro International Group	United Kingdom	67,925	1,324
*Petroleum Geo-Services ASA	Norway	97,590	2,415
Reliance Industries, Ltd.	India	31,270	1,302
*Seajacks International, Ltd.	Norway	62,515	647

Total			12,730

Financials (15.5%)
Admiral Group PLC	United Kingdom	117,023	2,076
Aeon Mall Co., Ltd.	Japan	79,100	2,426
Allianz SE	Germany	13,315	3,120

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Allied Irish Banks PLC	Ireland	51,935	1,412
Anglo Irish Bank Corp. PLC	Ireland	247,814	5,042
Ardepro Co., Ltd.	Japan	6,725	2,094
AXA SA	France	65,345	2,804
Azimut Holding SPA	Italy	192,115	3,268
*Banca Popolare Italiana Scrl	Italy	79,780	1,225
Banco Espanol de Credito SA	Spain	84,515	1,915
Banco Espirito Santo SA	Portugal	59,825	1,333
Banco Popolare di Verona e Novara Scrl	Italy	39,980	1,148
Credit Suisse Group	Switzerland	42,960	3,047
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	37,535	2,930
Hopson Development Holdings, Ltd.	Hong Kong	234,000	657
Hypo Real Estate Holding AG	Germany	35,225	2,282
Induntrial Bank of Korea	Korea	39,200	800
Korean Reinsurance Co.	Korea	91,090	1,420
Manulife Financial Corp.	Canada	35,995	1,343
Piraeus Bank SA	Greece	82,835	3,031
*Scandinavian Property Development ASA	Norway	126,125	984
*TAG Tegernsee Immobilien Und Beteiligungs AG	Germany	118,775	1,463
Toronto-Dominion Bank	Canada	26,440	1,808
Uncredito Italiano SPA	Italy	285,775	2,546

Total			50,174

Health Care (6.0%)
*Actelion, Ltd.	Switzerland	29,650	1,323
CSL, Ltd.	Australia	44,665	3,321
Daiichi Sankyo Co., Ltd.	Japan	80,500	2,139
Merck KGaA	Germany	14,405	1,981
Nobel Biocare Holding AG	Switzerland	7,075	2,310
Stada Arzneimittel AG	Germany	39,155	2,489
Takeda Pharmaceutical Co., Ltd.	Japan	17,700	1,142
Terumo Corp.	Japan	62,700	2,420
*William Demant Holding A/S	Denmark	24,705	2,438

Total			19,563

Industrials (24.2%)
ABB, Ltd., ADR	Switzerland	198,965	4,497
Aker Yards AS	Norway	90,500	1,563
*Alstom	France	20,435	3,403
Atlas Copco AB	Sweden	151,910	2,536
Berlian Laju Tanker Tbk PT	Indonesia	7,913,500	1,796
Bharat Heavy Electricals, Ltd.	India	68,690	2,586
CAE, Inc.	Canada	263,940	3,518
Capita Group PLC	United Kingdom	218,370	3,165
China Infrastructure Machinery Holdings, Ltd.	China	622,000	1,361
Companhia de Concessoes Rodoviarias	Brazil	164,660	3,031
Cosco Corp., Singapore, Ltd.	Singapore	205,000	502
Daewoo Shipbuilding & Marine Engineering Co.	Korea	42,230	2,388

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
*Deutz AG	Germany	45,220	586
FlSmidth & Co A/S	Denmark	39,840	3,126
*Grafton Group PLC	Ireland	103,595	1,478
Hopewell Holdings	Hong Kong	453,000	1,846
IVRCL Infrastructures & Projects, Ltd.	India	227,280	2,003
Komatsu, Ltd.	Japan	88,700	2,569
Kuehne & Nagel International AG	Switzerland	31,875	2,936
LG Corp.	Korea	8,270	426
Metso Oyj	Finland	55,040	3,232
Michael Page International PLC	United Kingdom	325,225	3,419
MTU Aero Engines Holding AG	Germany	51,190	3,321
*Prysmian SPA	Italy	79,585	1,935
Sembcorp Marine, Ltd.	Singapore	1,005,000	3,214
SGS SA	Switzerland	2,545	3,012
Siemens AG	Germany	27,535	3,961
*Thielert AG	Germany	10,800	329
Tianjin Development Holdings, Ltd.	Hong Kong	1,936,000	2,108
TNT NV	Netherlands	54,765	2,470
Vinci SA	France	45,920	3,425
Wavin NV	Netherlands	108,515	2,610

Total			78,352

Information Technology (10.2%)
*Autonomy Corp. PLC	United Kingdom	201,620	2,888
*Blinkx PLC	United Kingdom	201,620	176
Cap Gemini SA	France	29,720	2,173
EVS Broadcast Equipment SA	Belgium	15,965	1,313
*Gresham Computing PLC	United Kingdom	197,485	501
Hon Hai Precision Industry Co., Ltd.	Taiwan	271,000	2,341
Kontron AG	Germany	179,510	3,375
*LG.Philips Lcd Co., Ltd.	Korea	57,590	2,588
Neopost SA	France	21,330	3,119
Nippon Electric Glass Co., Ltd.	Japan	180,000	3,161
Star Micronics Co., Ltd.	Japan	124,300	3,308
Sumco Corp.	Japan	21,800	1,091
Telechips, Inc.	Korea	43,309	1,022
*Temenos Group AG	Switzerland	134,935	3,238
Vtech Holdings, Ltd.	Hong Kong	334,000	2,825

Total			33,119

Materials (9.4%)
Akzo Nobel NV	Netherlands	28,480	2,457
Anglo American PLC	United Kingdom	52,050	3,047
BHP Billiton, Ltd.	Australia	108,035	3,225
Compahnia Vale DO Rio Doce ADR	Brazil	88,500	3,943
*Crew Minerals Asa	Norway	409,610	1,196
CRH PLC	Ireland	72,760	3,585
*Gammon Gold, Inc.	Canada	46,400	586
Imperial Chemical Industries PLC	United Kingdom	247,655	3,083
K+S AG	Germany	23,615	3,613
Sika AG	Switzerland	960	1,959

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
*Smurfit Kappa Group PLC	Ireland	47,680	1,192
Syngenta AG	Switzerland	13,055	2,545

Total			30,431

Other Holdings (1.5%)
Nomura ETF — Nikkei 225	Japan	16,610	2,467
Nomura Topix ETF	Japan	156,500	2,274

Total			4,741

Telecommunication Services (3.0%)
*Bharti Airtel, Ltd.	India	75,075	1,541
China Mobile, Ltd.	Hong Kong	149,000	1,608
*Freenet AG	Germany	74,885	2,456
Tele2 AB	Sweden	120,695	1,970
*Telenor ASA	Norway	118,428	2,311

Total			9,886

Utilities (1.8%)
CEZ AS	Czech Republic	49,580	2,562
Perusahaan Gas Negara PT	Indonesia	596,000	623
Veolia Environnement	France	32,250	2,521

Total			5,706

Total Foreign Common Stocks (Cost: $252,076)			320,302

Money Market Investments (2.4%)

Federal Government and Agencies (2.4%)
Federal Home Loan Bank, 5.155%, 7/18/07	United States	7,700,000	7,680

Total Money Market Investments (Cost: $7,680)			7,680

Total Investments (101.2%) (Cost $259,756)(a)(l)			327,982

Other Assets, Less Liabilities (-1.2%)			(3,786)

Net Assets (100.0%)			324,196

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $259,756 and the net unrealized appreciation of investments based on that cost was $68,226 which is comprised of $71,166 aggregate gross unrealized appreciation and $2,940 aggregate gross unrealized depreciation.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $286,095 (in thousands) were fair valued under procedures adopted by the Board of Directors.

Investment Percentage by Country is based on Net Assets:

United Kingdom	11.1%
Switzerland	10.8%
Japan	9.8%
Germany	9.7%
France	6.7%
Other	51.9%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

MFS® Research International Core Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$1,025.00	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,006.33	$1.90

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

MFS® Research International Core Portfolio

MFS® Research International Core Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.5%)
Adidas AG	Germany	9,550	604
Antena 3 de Television SA	Spain	7,740	161
Beyerische Motoren Werke (BMW) AG	Germany	8,110	526
Billabong International, Ltd.	Australia	7,564	115
BRIDGESTONE Corp.	Japan	29,600	635
Continental AG	Germany	2,386	337
FAST RETAILING Co., Ltd	Japan	2,200	156
FUNAI ELECTRIC Co., Ltd	Japan	2,300	134
Grupo Televisa SA — ADR	Mexico	5,950	164
HONDA MOTOR Co., Ltd.	Japan	12,300	448
Koninklijke (Royal) Philips Electronics NV	Netherlands	10,830	459
LI & Fung, Ltd.	Hong Kong	58,000	210
LVMH Moet Hennessy Louis Vuitton SA	France	4,410	508
Next PLC	United Kingdom	7,460	299
WPP Group PLC	United Kingdom	47,350	708

Total			5,464

Consumer Staples (6.7%)
Heineken NV	Netherlands	7,330	431
Kao Corp.	Japan	13,000	337
Kimberly-Clark de Mexico, SAB de CV	Mexico	25,480	111
LAWSON, Inc.	Japan	5,600	194
Nestle SA	Switzerland	2,134	810
Nong Shim Co., Ltd	South Korea	332	94
Pernod Ricard SA	France	860	190
Reckitt Benckiser PLC	United Kingdom	6,300	345

Total			2,512

Energy (8.7%)
BG Group PLC	United Kingdom	10,380	170
Gazprom	Russia	4,580	192
Inpex Holdings, Inc.	Japan	16	149
Petroleo Brasileiro SA — ADR	Brazil	1,000	121
PTT Public Co., Ltd.	Thailand	16,900	132
Royal Dutch Shell PLC	United Kingdom	24,140	984
Saipem SPA	Italy	4,980	170
Sasol, Ltd.	South Africa	3,220	121
Statoil ASA	Norway	13,230	409
Total SA	France	10,410	846

Total			3,294

Financials (27.7%)
AEON CREDIT SERVICES Co., Ltd.	Japan	14,200	225
AXA	France	15,760	676
Bank of Cypris Public Co., Ltd.	Greece	8,980	151
Barclays PLC	United Kingdom	43,090	598
BNP Paribas	France	4,640	553
BOC Hong Kong (Holdings), Ltd.	Hong Kong	115,500	273
Credit Agricole SA	France	17,960	728
Deutsche Postbank AG	Germany	2,760	243
EFG International	Switzerland	5,530	255

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Erste Bank	Austria	3,570	279
Hana Financial Group, Inc.	South Korea	5,530	269
HSBC Holdings PLC	United Kingdom	61,810	1,133
Macquarie Bank, Ltd.	Australia	2,588	186
Mitsubishi UFJ Financial Group, Inc., (MUFG)	Japan	15	165
Nomura Holdings, Inc.	Japan	23,400	454
Royal Bank of Scotland Group PLC	United Kingdom	52,944	670
Sapporo Hokuyo Holdings, Inc.	Japan	14	154
Standard Bank Group, Ltd.	South Africa	12,870	178
Standard Chartered PLC	United Kingdom	11,240	367
Sumitomo Mitsui Financial Group, Inc.	Japan	54	503
Suncorp-Metway, Ltd.	Australia	25,442	434
UBS AG	Switzerland	11,576	692
Unibanco-Uniao de Bancos Brasileiros SA	Brazil	3,340	377
UniCredito Italiano SPA	Italy	57,550	513
Unione di Banche Italiane SCPA	Italy	15,140	384

Total			10,460

Health Care (5.6%)
*Actelion, Ltd.	Switzerland	5,404	241
Astellas Pharma, Inc.	Japan	5,800	252
GlaxoSmithKline PLC	United Kingdom	19,000	498
Novartis AG	Switzerland	8,860	499
Roche Holdings AG	Switzerland	3,460	614

Total			2,104

Industrials (8.8%)
Bunzl PLC	United Kingdom	12,970	180
East Japan Railway Co.	Japan	49	377
FANUC Ltd.	Japan	2,200	227
Finmeccanica SPA	Italy	10,750	330
GEA Group AG	Germany	8,220	286
Intertek Group PLC	United Kingdom	2,300	45
Mitsubishi Corp.	Japan	7,900	206
MITSUI & Co., Ltd.	Japan	6,000	119
Schneider Electric SA	France	3,724	520
Siemens AG	Germany	4,800	690
Smiths Group PLC	United Kingdom	5,663	135
Smiths Group PLC — B Shares	United Kingdom	8,529	63
TNT NV	Netherlands	3,300	149

Total			3,327

Information Technology (6.2%)
ARM Holdings PLC	United Kingdom	98,780	289
ASML Holding NV	Netherlands	220	6
*CSU Cardsystem SA	Brazil	11,850	71
HCL Technologies Ltd.	India	10,480	88
KONICA MINOLTA HOLDINGS, Inc.	Japan	17,000	251
Nippon Electric Glass Co., Ltd.	Japan	11,000	193
OMRON Corp.	Japan	12,800	336
Samsung Electronic Co., Ltd.	South Korea	710	433
Sap AG	Germany	7,820	401

The Accompanying Notes are an Integral Part of the Financial Statements.

MFS® Research International Core Portfolio

MFS® Research International Core Portfolio

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Universo Online SA-UOL	Brazil	12,700	76
Venture Corp., Ltd.	Singapore	18,000	185

Total			2,329

Materials (10.6%)
Bayer AG	Germany	6,120	464
BHP Billiton PLC	United Kingdom	35,700	989
CRH PLC	Ireland	6,080	300
Linde AG	Germany	6,890	831
Makhteshim-Agan Industries, Ltd.	Israel	27,500	199
OAO TMK	Russia	1,200	44
The Siam Cement Public Co., Ltd.	Thailand	13,900	108
Steel Authority of India, Ltd.	India	114,205	369
Syngenta AG	Switzerland	2,030	396
Umicore	Belgium	1,390	301

Total			4,001

Telecommunication Services (5.4%)
America Movil SAB de CV	Mexico	1,530	95
Hellenic telecommunication Organization SA (OTE)	Greece	6,180	191
Philippine Long Distance Telephone Co.	Philippines	3,790	217
Rogers Communications, Inc.	Canada	2,630	112
Telefonica SA	Spain	15,960	355
Telenor ASA	Norway	15,520	303
Telus Corp.	Canada	1,370	82
Vodafone Group PLC	United Kingdom	206,750	695

Total			2,050

Utilities (4.1%)
E.ON AG	Germany	5,450	916
Gaz DE France (GDF)	France	3,360	169
Suez SA	France	3,580	205
Tohoku Electric Power Co.	Japan	5,100	114
TOKYO GAS Co., Ltd	Japan	33,000	156

Total			1,560

Total Foreign Common Stocks (Cost: $36,556)			37,101

Money Market Investments (2.1%)

Finance Lessors (2.1%)
CRC Funding Co. LLC, 5.43%, 07/02/07		811	811

Total Money Market Investments (Cost: $811)			811

Total Investments (100.4%) (Cost $37,367)(a)(l)			37,912

Other Assets, Less Liabilities (-0.4%)			(139)

Net Assets (100.0%)			37,773

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $44, representing 0.12% of the net assets.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $37,367 and the net unrealized appreciation of investments based on that cost was $545 which is comprised of $1,500 aggregate gross unrealized appreciation and $955 aggregate gross unrealized depreciation.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $35,509 (in thousands) were fair valued under procedures adopted by the Board of Directors.

Investment Percentage by Country is based on Net Assets:

United Kingdom	21.6%
Japan	15.3%
Germany	14.0%
France	11.6%
Switzerland	9.3%
Other	28.2%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

MFS® Research International Core Portfolio

Franklin Templeton International Equity Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,145.40	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (16.1%)
Accor SA	France	173,000	15,290
Bayerische Motoren Werke AG	Germany	380,920	24,713
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	15,703
Burberry Group PLC	United Kingdom	738,190	10,087
Compass Group PLC	United Kingdom	2,915,350	20,154
Fujifilm Holdings Corp.	Japan	159,300	7,124
GKN PLC	United Kingdom	2,091,540	16,682
Hyundai Motor Co.	South Korea	264,580	20,865
Kingfisher PLC	United Kingdom	3,825,490	17,296
Koninklijke Philips Electronics NV	Netherlands	449,135	19,040
Mediaset SPA	Italy	1,497,610	15,453
Michelin SA	France	260,200	36,360
Pearson PLC	United Kingdom	697,770	11,752
Reed Elsevier NV	Netherlands	645,340	12,302
Securitas Direct AB	Sweden	652,300	1,761
Sony Corp.	Japan	323,400	16,618
Thomson SA	France	1,088,780	20,458
Valeo SA	France	135,280	7,242
Wolters Kluwer NV	Netherlands	166,630	5,085

Total			293,985

Consumer Staples (2.2%)
Cadbury Schweppes PLC	United Kingdom	1,086,340	14,781
Nestle SA	Switzerland	38,980	14,805
Unilever PLC	United Kingdom	348,295	11,240

Total			40,826

Energy (6.2%)
BP PLC	United Kingdom	1,037,940	12,504
China Shenhua Energy Co., Ltd.	China	7,378,000	25,532
ENI SPA	Italy	414,535	15,026
Repsol YPF SA	Spain	493,680	19,467
Royal Dutch Shell	United Kingdom	410,435	17,139
SBM Offshore NV	Netherlands	451,200	17,199
Total SA	France	84,728	6,878

Total			113,745

Financials (19.6%)
ACE, Ltd.	Bermuda	234,580	14,666
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	2,196
AXA SA	France	512,174	21,978
Banco Santander Central Hispano SA	Spain	906,009	16,668
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	13,570
Chinatrust Financial Holding Co., Ltd.	Taiwan	17,172,000	13,376
DBS Group Holdings, Ltd.	Singapore	1,192,000	17,728
HSBC Holdings PLC	United Kingdom	1,474,937	26,908
ING Groep NV	Netherlands	683,040	30,077
Kookmin Bank	South Korea	226,500	19,842
Lloyds TSB Group PLC	United Kingdom	1,165,150	13,022

Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Mitsubishi Tokyo Financial Group, ADR	Japan	222,000	2,446
Mitsubishi UFJ Financial Group Inc.	Japan	565	6,227
National Australia Bank, Ltd.	Australia	514,532	17,848
Nomura Holdings Inc.	Japan	332,400	6,452
Nordea Bank AB	Sweden	1,536,530	23,996
Old Mutual PLC	South Africa	4,953,850	16,689
Royal Bank of Scotland Group PLC	United Kingdom	1,816,680	22,975
Sompo Japan Insurance Inc.	Japan	1,103,000	13,507
Standard Chartered PLC	United Kingdom	370,360	12,084
Swire Pacific, Ltd.	Hong Kong	1,276,500	14,309
Swiss Reinsurance Co.	Switzerland	180,212	16,425
Unicredito Italiano SPA	Italy	860,800	7,669
XL Capital, Ltd. — Class A	Bermuda	94,850	7,995

Total			358,653

Health Care (6.7%)
AGFA Gevaert NV	Belgium	291,272	7,521
Celesio AG	Germany	261,230	16,908
*CK Life Sciences International Holdings Inc.	Hong Kong	44,991	4
GlaxoSmithKline PLC	United Kingdom	621,430	16,279
Novartis AG	Switzerland	324,220	18,250
Olympus Corp.	Japan	236,500	9,207
Ono Pharmaceutical Co., Ltd.	Japan	94,800	5,019
Sanofi-Aventis	France	164,625	13,293
Shire PLC	United Kingdom	878,760	21,781
Symbion Health, Ltd.	Australia	10	0	(m)
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	13,456

Total			121,718

Industrials (13.6%)
Atlas Copco AB	Sweden	1,330,560	22,208
BAE Systems PLC	United Kingdom	3,411,020	27,636
*British Airways PLC	United Kingdom	1,228,800	10,259
Deutsche Post AG	Germany	602,100	19,563
Empresa Brasiliera de AE ADR	Brazil	259,710	12,521
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	18,136
Qantas Airways, Ltd.	Australia	2,552,550	12,106
Rentokil Initial PLC	United Kingdom	2,672,940	8,551
Rolls-Royce Group PLC	United Kingdom	1,916,990	20,617
Rolls-Royce Group PLC — Class B	United Kingdom	113,485,808	0	(m)
Securitas AB	Sweden	652,300	10,353
Securitas Systems AB	Sweden	652,300	2,220
Siemens AG ADR	Germany	199,230	28,501
Smiths Group PLC	United Kingdom	320,326	7,609
*Vestas Wind Systems AS	Denmark	419,800	27,496
Volvo AB	Sweden	999,200	19,841

Total			247,617

The Accompanying Notes are an Integral Part of the Financial Statements.

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology (7.2%)
*Check Point Software Technologies Ltd.	Israel	387,430	8,837
Compal Electronics Inc.	Taiwan	5,975,495	6,455
Hitachi, Ltd.	Japan	1,198,000	8,471
*Infineon Technologies AG	Germany	1,122,690	18,676
Lite-On Technology Corp.	Taiwan	4,895,950	6,307
Mabuchi Motor Co., Ltd.	Japan	168,400	10,303
Nintendo Co., Ltd.	Japan	64,600	23,593
Samsung Electronics Co., Ltd.	South Korea	46,140	28,189
Toshiba Corp.	Japan	2,350,000	20,452

Total			131,283

Materials (6.7%)
Akzo Nobel NV	Netherlands	111,700	9,637
Alcan Inc.	Canada	255,260	20,824
Alumina, Ltd.	Australia	1,908,930	12,646
BASF AG	Germany	109,300	14,352
Cia Vale DO Rio Doce Spon ADR	Brazil	440,500	16,607
*Domtar Corp.	United States	1,006,610	11,179
Norske Skogindustrier ASA	Norway	978,371	14,089
Stora Enso OYJ — Class R	Finland	658,140	12,343
UPM-Kymmene OYJ	Finland	394,760	9,744

Total			121,421

Telecommunication Services (11.1%)
BCE Inc.	Canada	394,282	14,931
China Telecom Corp., Ltd.	China	17,338,000	10,188
Chunghwa Telecom ADR	Taiwan	301,430	5,685
France Telecom SA	France	756,770	20,782
KT Corp. Spons ADR	South Korea	385,100	9,034
Nippon Telegraph & Telephone Corp.	Japan	1,930	8,552
Portugal Telecom SGPS SA	Portugal	632,670	8,723
SK Telecom Ltd. Sponsored ADR	South Korea	322,890	8,831
Tele Norte Leste Participacoes SA, ADR	Brazil	1,006,600	19,095
Telefonica SA Sponsored ADR	Spain	395,838	26,427
Telefonos de Mexico SA de CV, ADR	Mexico	514,688	19,502
Telenor ASA	Norway	1,208,610	23,588
Vodafone Group PLC	United Kingdom	8,017,483	26,979

Total			202,317

Utilities (5.8%)
E.ON AG	Germany	146,700	24,650
Electricite de France	France	258,050	27,904
Iberdrola SA	Spain	170,560	9,525
Korea Electric Power Corp.	South Korea	365,650	16,223
National Grid PLC	United Kingdom	666,512	9,842
Suez SA	France	314,910	17,989

Total			106,133

Total Foreign Common Stocks (Cost: $1,026,206)			1,737,698

Money Market Investments (4.6%)	Country	Shares/ $ Par	Value $ (000’s)

Autos (0.5%)
Fcar Owner Trust 1, 5.30%, 7/16/07	United States	10,000,000	9,976

Total			9,976

Finance Lessors (1.2%)
Thunder Bay Funding, Inc., 5.28%, 7/16/07	United States	10,000,000	9,976
Windmill Funding Corp., 5.28%, 7/18/07	United States	10,000,000	9,974

Total			19,950

Finance Services (1.7%)
Barton Capital LLC, 5.26%, 7/2/07	United States	10,000,000	9,998
Bryant Park Funding LLC, 5.30%, 7/23/07	United States	10,000,000	9,966
Ciesco LP, 5.28%, 8/16/07	United States	10,000,000	9,931

Total			29,895

Miscellaneous Business Credit Institutions (0.5%)
Park Avenue Receivables, 5.27%, 7/10/07	United States	10,000,000	9,985

Total			9,985

National Commercial Banks (0.2%)
UBS Finance LLC, 5.35%, 7/2/03	United States	3,300,000	3,299

Total			3,299

Short Term Business Credit (0.5%)
HSBC Finance Corp. Disc 7/2/07	United States	10,000,000	9,997

Total			9,997

Total Money Market Investments (Cost: $83,102)			83,102

Total Investments (99.8%) (Cost $1,109,308)(a)(l)			1,820,800

Other Assets, Less Liabilities (0.2%)			3,862

Net Assets (100.0%)			1,824,662

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,109,308 and the net unrealized appreciation of investments based on that cost was $711,492 which is comprised of $724,106 aggregate gross unrealized appreciation and $12,614 aggregate gross unrealized depreciation.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $1,510,616 (in thousands) were fair valued under procedures adopted by the Board of Directors.

Investment Percentage by Country is based on Net Assets:

United Kingdom	21.3%
France	10.3%
Japan	8.3%
Germany	8.1%
South Korea	5.6%
Netherlands	5.1%
Other	41.3%

Total	100.0%

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Franklin Templeton International Equity Portfolio

MFS® Emerging Markets Equity Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$1,051.00	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,005.75	$2.47

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

MFS® Emerging Markets Equity Portfolio

MFS® Emerging Markets Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Foreign Common Stock (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.8%)
Consorcio ARA SA de CV	Mexico	98,200	158
Ellerine Holdings, Ltd.	South Africa	22,920	225
Foschini, Ltd.	South Africa	32,850	282
Genting Berhad	Malaysia	122,700	293
Grupo Televisa SA, ADR	Mexico	19,860	549
Merrill Lynch Intl & Co.	Netherlands	2,362	223
PT Astra International Tbk	Indonesia	133,000	248
Resorts World Berhad	Malaysia	303,000	303
*SARE Holding SA de CV	Mexico	141,300	233
*Stella International Holdings, Ltd.	Hong Kong	53,500	107
Truworths International Industries, Ltd.	South Africa	66,260	342
TV Azteca SA de CV	Mexico	284,500	253

Total			3,216

Consumer Staples (4.7%)
British America Tobacco Malaysia Berhad	Malaysia	20,800	271
Grupo Continental SA	Mexico	110,530	246
ITC, Ltd.	India	69,330	264
Kimberly-Clark de Mexico SAB de CV	Mexico	104,070	453
Massmart Holdings, Ltd.	South Africa	27,080	330
PT Hanjaya Mandala Sampoerna Tbk	Indonesia	152,000	232
Tiger Brands, Ltd.	South Africa	10,570	270
Wal-Mart de Mexico SAB de CV	Mexico	143,500	544

Total			2,610

Energy (17.4%)
Addax Petroleum Corp.	Canada	17,650	660
CNOOC, Ltd.	China	153,000	174
Gazprom Neft, ADR	Russia	4,260	85
Gazprom, ADR	Russia	95,680	4,009
Oil & Natural Gas Corp., Ltd.	India	9,531	211
PetroChina Co., Ltd.	China	732,000	1,083
Petroleo Brasileiro SA, ADR	Brazil	23,900	2,898
Tenaris SA, ADR	Argentina	10,780	528

Total			9,648

Financials (19.5%)
ABSA Group, Ltd.	South Africa	28,000	518
African Bank Investments, Ltd.	South Africa	116,730	490
AMMB Holdings Berhad	Malaysia	223,200	279
*Asya Katilim Bankasi AS	Turkey	30,287	184
Ayala Corp.	Philippines	20,400	240
Banco Bradesco SA, ADR	Brazil	39,360	949
Banco Marco SA, ADR	Argentina	7,230	238
Banco Santander Chile SA, ADR	Chile	4,670	231
Bancolombia SA, ADR	Colombia	7,520	247
Cathay Financial Holding Co., Ltd.	Taiwan	190,000	454
Credicorp, Ltd.	Peru	7,050	431
Filinvest Land, Inc.	Philippines	4,594,900	213
First Pacific Co., Ltd.	Hong Kong	398,000	288
FirstRand, Ltd.	South Africa	174,700	554
Kookmin Bank, ADR	South Korea	13,070	1,148
Malayan Banking Berhad	Malaysia	85,000	295

Foreign Common Stock (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Merrill Lynch Intl & Co.	South Korea	17,600	262
Merrill Lynch Intl. & Co.	Netherlands	5,776	349
Merrill Lynch Intl. & Co.	Netherlands	4,610	224
Nedbank Group, Ltd.	South Africa	13,200	245
OTP Bank Nyrt.	Hungary	4,260	492
PT Bank Central Asia Tbk	Indonesia	364,000	219
*Regal Real Estate Investment Trust	Hong Kong	570,000	194
Sanlam, Ltd.	South Africa	185,900	588
Standard Bank Group, Ltd.	South Africa	47,300	654
Turkiye Garanti Bankasi AS	Turkey	70,020	388
Unibanco SA	Brazil	4,300	485

Total			10,859

Health Care (2.1%)
Teva Pharmaceutical Industries, Ltd., ADR	Israel	27,740	1,144

Total			1,144

Industrials (1.0%)
Bidvest Group, Ltd.	South Africa	12,610	256
Citic Pacific, Ltd.	China	64,000	323

Total			579

Information Technology (11.8%)
Acer, Inc.	Taiwan	144,000	293
ASM Pacific Technology, Ltd.	Hong Kong	92,500	670
HCL Technologies, Ltd.	India	129,080	1,088
High Tech Computer Corp.	Taiwan	12,000	214
Merrill Lynch Intl. & Co.	Netherlands	3,908	2,408
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	132,276	1,472
United Microelectronics Corp.	Taiwan	666,000	402

Total			6,547

Materials (16.4%)
Aracruz Celulose SA, ADR	Brazil	6,820	452
Compahnia Vale Do Rio Doce, ADR	Brazil	53,060	2,364
Compania de Minas Buenaventura SA, ADR	Peru	8,340	312
Corporacion Moctezuma SAB de CV	Mexico	88,800	287
First Uranium Corp.	South Africa	29,440	330
GMK Norilsk Nickel, ADR	Russia	2,600	570
Gold Fields, Ltd.	South Africa	16,970	262
Grupo Mexico SAB de CV	Mexico	123,300	758
Impala Platinum Holdings, Ltd.	South Africa	18,130	550
Isreal Chemicals, Ltd.	Israel	64,990	516
KGHM Polska Miedz SA	Poland	5,840	222
LG Chem, Ltd.	South Korea	4,910	414
Makhteshim Agan Industries, Ltd.	Israel	42,710	309
The Siam Cement Public Co., Ltd.	Thailand	74,400	577
Southern Copper Corp.	United States	4,000	377
Steel Author India, Ltd.	India	90,876	293
Ternium SA, ADR	Argentina	7,600	230
Usiminas	Brazil	4,700	268

Total			9,091

The Accompanying Notes are an Integral Part of the Financial Statements.

MFS® Emerging Markets Equity Portfolio

MFS® Emerging Markets Equity Portfolio

Foreign Common Stock (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (12.4%)
China Mobile, Ltd.	Hong Kong	134,500	1,451
Chunghwa Telecom Co., Ltd.	Taiwan	205,000	391
ENTEL	Chile	15,900	271
*Far EasTone Telecommunications Co., Ltd.	Taiwan	222,000	276
Mobile Telesystems, ADR	Russia	9,910	600
MobiNil	Egypt	9,470	298
Orascom Telecom Holding SAE	Egypt	39,256	504
Philippine Long Distance Telephone Co.	Philippines	9,370	536
PT Telekomunikasi Indonesia	Indonesia	500,000	540
Telecom Argentina SA, ADR	Argentina	10,270	256
Telecom Egypt	Egypt	94,410	292
Telekom Malaysia Berhad	Malaysia	88,000	262
Telekomunikacja Polska SA	Poland	35,580	310
Telemar	Brazil	8,300	330
Vimpel Communications, ADR	Russia	5,510	581

Total			6,898

Utilities (7.4%)
AES Tiete SA	Brazil	4,714,000	183
CEZ	Czech Republic	11,720	606
EDP — Energias do Brasil SA	Brazil	15,260	313
Eletropaulo Metropolitana SA	Brazil	5,190,000	341
Enersis SA, ADR	Chile	30,710	616
Equatorial Energia SA	Brazil	27,950	279

Foreign Common Stock (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities continued
*First Philippine Holdings Corp.	Philippines	220,400	428
Huaneng Power International, Inc.	China	290,000	338
Manila Water Co., Inc.	Philippines	1,942,000	523
Tenaga Nasionl Berhad	Malaysia	153,000	505

Total			4,132

Total Foreign Common Stock (Cost: $52,817)			54,724

Money Market Investment (1.3%)

Finance Lessors (1.3%)
CRC Funding LLC, 5.43%, 07/02/07	United States	703,000	703

Total Money Market Investment (Cost: $703)			703

Total Investments (99.8%) (Cost $53,520)(a)(l)			55,427

Other Assets, Less Liabilities (0.2%)			112

Total Net Assets (100.0%)			55,539

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $53,520 and the net unrealized appreciation of investments based on that cost was $1,907 which is comprised of $3,089 aggregate gross unrealized appreciation and $1,182 aggregate gross unrealized depreciation.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $23,980 (in thousands) were fair valued under procedures adopted by the Board of Directors.

Investment Percentage by Country is based on Net Assets:

Brazil	16.0%
South Africa	10.6%
Russia	10.5%
Mexico	6.3%
Taiwan	6.3%
Netherlands	5.8%
Other	44.5%

Total	100.00%

Forward foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Sell	TRY	853	5/2009	$—	$(31)	$(31)
Buy	TRY	853	5/2009	26	—	26

				$26	$(31)	$(5)

TRY—Turkish Lira

The Accompanying Notes are an Integral Part of the Financial Statements.

MFS® Emerging Markets Equity Portfolio

Money Market Portfolio

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,025.20	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Portfolio

Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (CMO’S) (2.2%)
Honda Auto Receivables Owner Trust, 5.32%, 3/18/08 Series 2007-1	1,932,056	1,932
Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08, Series 2007-A	3,848,867	3,849
World Omni Auto Receivables Trust, 5.32%, 2/15/08 Series 2007-A	3,570,777	3,571

Total		9,352

Autos (13.2%)
Daimler Chrysler Auto, 5.27%, 8/13/07	9,000,000	8,942
Daimler Chrysler Auto, 5.27%, 8/17/07	9,500,000	9,433
Fcar Owner Trust 1, 5.26%, 7/16/07	8,500,000	8,480
Fcar Owner Trust 1, 5.29%, 7/20/07	10,000,000	9,971
New Center Asset Trust, 5.25%, 7/17/07	9,500,000	9,476
New Center Asset Trust, 5.26%, 7/19/07	9,000,000	8,975

Total		55,277

Federal Government & Agencies (7.4%)
Fannie Mae, 4.40%, 2/4/08	3,800,000	3,781
Federal Home Loan Bank, 5.25%, 2/5/08	3,800,000	3,800
Federal Home Loan Bank, 5.50%, 12/27/07 Series 667	3,900,000	3,908
Federal Home Loan Mtg Co., 4.975%, 3/3/08	4,000,000	3,864
Federal Home Loan Mtg Co., 4.97%, 2/4/08	3,800,000	3,685
Federal Home Loan Mtg Co., 4.995%, 9/18/07	3,900,000	3,857
Federal Home Loan Mtg Co., 5.085%, 7/9/07	3,900,000	3,895
Federal National Mortgage Association, 5.06%, 3/10/08	4,200,000	4,049

Total		30,839

Finance Lessors (16.7%)
American General Financial Corp., 5.31%, 7/26/07	6,000,000	5,977
American General Financial Corp., 5.32%, 7/13/07	6,000,000	5,988

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors continued
American General Financial Corp., 5.35%, 7/11/07	6,000,000	5,990
Ranger Funding Co. LLC, 5.26%, 7/26/07	8,500,000	8,468
Ranger Funding Co. LLC, 5.34%, 7/12/07	7,739,000	7,725
Thunder Bay Funding, Inc., 5.27%, 8/3/07	9,500,000	9,453
Thunder Bay Funding, Inc., 5.28%, 8/9/07	8,500,000	8,450
Windmill Funding Corp., 5.26%, 7/20/07	8,000,000	7,977
Windmill Funding Corp., 5.28%, 7/11/07	10,000,000	9,984

Total		70,012

Finance Services (20.5%)
Alpine Securitization, 5.25%, 7/3/07	9,000,000	8,996
Alpine Securitization, 5.28%, 7/25/07	9,500,000	9,465
Barton Capital LLC, 5.30%, 7/10/07	9,500,000	9,486
Barton Capital LLC, 5.30%, 7/11/07	8,931,000	8,917
Bryant Park Funding LLC, 5.27%, 8/13/07	8,500,000	8,445
Bryant Park Funding LLC, 5.29%, 7/16/07	10,000,000	9,977
Ciesco LP, 5.25%, 7/19/07	10,000,000	9,973
Ciesco LP, 5.26%, 7/30/07	9,500,000	9,458
HBOS Treasury Services PLC, 5.31%, 4/9/08	3,400,000	3,400
John Deere Capital Corp., 5.24%, 7/17/07	8,500,000	8,479

Total		86,596

Miscellaneous Business Credit Institutions (5.6%)
General Electric, 5.445%, 7/9/07	5,000,000	5,000
Park Avenue Receivables, 5.28%, 7/18/07	9,500,000	9,474
Park Avenue Receivables, 5.30%, 7/23/07	9,000,000	8,970

Total		23,444

National Commercial Banks (13.9%)
Bank of America, 5.28%, 8/1/07	3,900,000	3,900
Bankboston, 6.375%, 4/15/08	3,600,000	3,631

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks continued
Berkshire Hathaway, 5.659%, 11/15/07	4,000,000,000	4,003
Citigroup Funding, Inc., 5.24%, 7/10/07	9,000,000	8,987
Citigroup Funding, Inc., 5.25%, 7/20/07	9,000,000	8,974
Rabobank USA, 5.32%, 7/2/07	10,270,000	10,268
UBS Finance LLC, 5.25%, 7/6/07	10,000,000	9,991
UBS Finance LLC, 5.27%, 7/27/07	8,500,000	8,466

Total		58,220

Personal Credit Institutions (2.3%)
American Express Credit, 5.25%, 7/13/07	9,500,000	9,482

Total		9,482

Security Brokers and Dealers (5.4%)
Bear Stearns Co. , Inc., 5.26%, 8/2/07	7,200,000	7,165
The Goldman Sachs Group, Inc., 4.125%, 1/15/08	4,000,000	3,974
Merrill Lynch & Co., 6.56%, 12/16/07	3,250,000	3,268
Morgan Stanley Dean Witter, 5.14%, 10/19/07	3,800,000	3,740
UBS AG Stamford, 5.29%, 6/16/08	4,465,000	4,465

Total		22,612

Short Term Business Credit (12.7%)
HSBC Finance Corp., 5.27%, 7/9/07	8,000,000	7,989
HSBC Finance Corp., 5.27%, 7/12/07	9,500,000	9,483
Old Line Funding Corp., 5.26%, 7/12/07	9,500,000	9,484
Old Line Funding Corp., 5.28%, 7/24/07	9,000,000	8,968
Sheffield Receivables, 5.27%, 7/10/07	17,500,000	17,475

Total		53,399

Total Money Market Investments (Cost: $419,233)		419,233

Total Investments (99.9%) (Cost $419,233)		419,233

Other Assets, Less Liabilities (0.1%)		312

Net Assets (100.0%)		419,545

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio

Short-Term Bond Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Fund’s stated parameters, no more than 30% of the portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$1,001.00	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,007.48	$0.74

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Corporate Bonds (27.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.5%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	244
L-3 Communications Corp., 7.625%, 6/15/12	250,000	256
Northrop Grumman Corp., 7.125%, 2/15/11	250,000	263

Total		763

Auto Manufacturing (0.5%)
DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	250,000	250

Total		250

Banking (2.8%)
Bank of America Corp., 4.50%, 8/1/10	250,000	244
Bank One Corp., 6.00%, 8/1/08	250,000	251
CitiCorp, 6.375%, 11/15/08	249,000	252
U.S. Bancorp, 4.50%, 7/29/10	250,000	244
Wachovia Corp., 5.625%, 12/15/08	215,000	216
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	283

Total		1,490

Cable/Media/Broadcasting/Satellite (1.5%)
CBS Corp., 7.70%, 7/30/10	250,000	264
Comcast Corp., 5.45%, 11/15/10	250,000	249
Viacom, Inc., 5.75%, 4/30/11	250,000	250

Total		763

Electric Utilities (4.8%)
Consolidated Edison Co. of New York, 4.70%, 6/15/09	250,000	247
The Detroit Edison Co., 6.125%, 10/1/10	250,000	253
Duke Energy Corp., 4.50%, 4/1/10	250,000	244
Florida Power Corp., 4.50%, 6/1/10	250,000	243
Nevada Power Co., 6.50%, 4/15/12	250,000	254
Pacific Gas & Electric Co., 3.60%, 3/1/09	250,000	243
PacifiCorp, 4.30%, 9/15/08	250,000	247
PPL Electric Utilities Corp., 6.25%, 8/15/09	250,000	253

Corporate Bonds (27.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Public Service Co. of Colorado, 4.375%, 10/1/08	250,000	247
Virginia Electric & Power Co., 4.50%, 12/15/10	250,000	242

Total		2,473

Food Processors (0.5%)
Kraft Foods, Inc., 5.625%, 11/1/11	250,000	248

Total		248

Gas Pipelines (1.0%)
Enterprise Products Operating L.P., 4.625%, 10/15/09	250,000	245
Kinder Morgan Energy Partners, L.P., 6.30%, 2/1/09	250,000	253

Total		498

Independent Finance (1.2%)
General Electric Capital Corp., 4.125%, 9/1/09	250,000	244
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	100,000	101
International Lease Finance Corp., 5.45%, 3/24/11	250,000	249

Total		594

Industrials — Other (1.0%)
DR Horton, Inc., 7.875%, 8/15/11	250,000	260
Lennar Corp., 5.95%, 10/17/11	250,000	246

Total		506

Mortgage Banking (0.9%)
Countrywide Home Loans, Inc., 4.125%, 9/15/09	250,000	242
Residential Capital LLC, 6.00%, 2/22/11	200,000	194

Total		436

Oil and Gas (1.5%)
Anadarko Finance Co., 6.75%, 5/1/11	250,000	258
Burlington Resources, Inc., 6.40%, 8/15/11	250,000	258
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	261

Total		777

Other Finance (0.2%)
Capmark Financial Group, 5.875%, 5/10/12 144A	100,000	99

Total		99

Corporate Bonds (27.3%)	Shares/ $ Par	Value $ (000’s)

Paper and Forest Products (1.0%)
International Paper Co., 4.00%, 4/1/10	250,000	240
Weyerhaeuser Co., 5.95%, 11/1/08	250,000	252

Total		492

Railroads (2.0%)
Burlington North Santa Fe, 6.125%, 3/15/09	250,000	253
CSX Corp., 6.25%, 10/15/08	250,000	252
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	246
Union Pacific Corp., 3.875%, 2/15/09	250,000	244

Total		995

Real Estate Investment Trusts (1.0%)
Duke Realty LP, 5.625%, 8/15/11	250,000	250
Simon Property Group LP, 5.375%, 6/1/11	250,000	248

Total		498

Retail Stores (1.0%)
Home Depot, Inc., 4.625%, 8/15/10	250,000	243
J.C. Penney Co., Inc., 8.00%, 3/1/10	250,000	264

Total		507

Security Brokers and Dealers (2.0%)
Goldman Sachs Group, Inc., 6.875%, 1/15/11	250,000	260
Lehman Brothers Holdings, 4.25%, 1/27/10	250,000	244
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	250,000	245
Morgan Stanley Dean Witter & Co., 6.75%, 04/15/11	250,000	259

Total		1,008

Telecommunications (2.4%)
AT&T, Inc., 4.125%, 9/15/09	250,000	243
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	266
Rogers Wireless Inc., 9.625%, 5/1/11	200,000	225
Sprint Capital Corp., 7.625%, 1/30/11	250,000	263
Vodafone Group, 7.75%, 2/15/10	250,000	263

Total		1,260

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (27.3%)	Shares/ $ Par	Value $ (000’s)

Vehicle Parts (0.5%)
Johnson Controls, Inc., 5.25%, 1/15/11	250,000	247

Total		247

Total Corporate Bonds (Cost: $14,059)		13,904

Governments (11.0%)

Governments (11.0%)
US Treasury, 4.50%, 4/30/09	5,650,000	5,612

Total Governments (Cost: $5,637)		5,612

Structured Products (50.3%)

Structured Products (50.3%)
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A2, 4.76%, 9/15/09	359,658	359
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	687,423	667
Federal Home Loan Mortgage Corp., 6.50%, 8/1/36	451,840	456
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	958,106	984
Federal National Mortgage Association, 5.00%, 5/1/20	1,986,052	1,921
Federal National Mortgage Association TBA, 6.00%, 7/1/37	4,000,000	4,017
Federal National Mortgage Association TBA, 6.50%, 7/1/37	2,000,000	2,019
Fifth Third Auto Trust, Series 2004-A, Class A4, 3.70%, 10/20/11	2,990,204	2,980
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.18%, 12/15/31 144A	1,000,000	1,052
Harley-Davidson Motorcycle Trust, Series 2003-1, Class A2, 2.63%, 11/15/10	776,617	771
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4, 3.06%, 10/21/09	1,123,187	1,117
Honda Auto Receivables Owner Trust, Series 2004-2, Class A4, 3.81%, 10/15/09	870,000	861

Corporate Bonds (27.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, 10/19/09	1,725,000	1,720
MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6, 2.75%, 10/15/10	2,250,000	2,200
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4, 2.76%, 7/15/09	756,978	748
USAA Auto Owner Trust, Series 2004-2, Class A4, 3.58%, 2/15/11	1,115,031	1,107
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10	670,598	671
Wells Fargo Mortgage Backed Securities, Series 2004-N, Class A6, 4.00%, 8/25/34	2,000,000	1,948

Total Structured Products (Cost: $25,663)		25,598

Money Market Investments (22.3%)

Autos (5.9%)
Daimler Chrysler Auto, 5.28%, 8/16/07	1,000,000	993
Fcar Owner Trust 1, 5.30%, 7/16/07	1,000,000	998
New Center Asset Trust, 5.26%, 7/12/07	1,000,000	998

Total		2,989

Finance Lessors (4.1%)
Ranger Funding Co. LLC, 5.26%, 7/9/07	600,000	599
Thunder Bay Funding, Inc., 5.28%, 7/16/07	1,000,000	998
Windmill Funding Corp., 5.26%, 7/9/07	500,000	499

Total		2,096

Finance Services (5.8%)
(b)Alpine Securitization, 5.25%, 7/11/07	1,000,000	998
(b)Barton Capital LLC, 5.26%, 7/12/07	1,000,000	998
(b)Bryant Park Funding LLC, 5.27%, 7/10/07	1,000,000	1,000

Total		2,996

Corporate Bonds (27.3%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (2.0%)
(b)Park Avenue Receivables, 5.28%, 7/20/07	1,000,000	997

Total		997

Security Brokers and Dealers (2.0%)
(b)Merrill Lynch & Co., 5.24%, 7/12/07	1,000,000	998

Total		998

Short Term Business Credit (2.5%)
(b)Old Line Funding Corp., 5.26%, 7/9/07	300,000	300
(b)Sheffield Receivables, 5.31%, 7/19/07	1,000,000	997

Total		1,297

Total Money Market Investments (Cost: $11,373)		11,373

Total Investments (110.9%) (Cost $56,732)(a)		56,487

Other Assets, Less Liabilities (-10.9%)		(5,532)

Net Assets (100.0%)		50,955

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $1,395, representing 2.74% of the net assets.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $56,732 and the net unrealized depreciation of investments based on that cost was $244 which is comprised of $32 aggregate gross unrealized appreciation and $276 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Short) (Total Notional Value at June 30, 2007, $3,057 )	15	9/07	$0	(m)
(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Select Bond Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Fund’s stated parameters, no more than 30% of the portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,008.30	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.8%)
BAE Systems Holdings, 2109 Inc., 4.75%, 8/15/10 144A	1,850,000	1,809
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,046
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,586
General Dynamics Corp., 4.25%, 5/15/13	600,000	562
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,882
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,060
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	733
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	985
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,667

Total		18,330

Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,945
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	240,000	303

Total		2,248

Banking (3.6%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,040,000	2,047
Bank of America Corp., 5.42%, 3/15/17	2,350,000	2,253
Bank of America Corp., 5.625%, 10/14/16	2,045,000	2,013
Bank of America NA, 5.30%, 3/15/17	790,000	754
Bank of New York, 4.95%, 1/14/11	1,050,000	1,034
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,776
Barclays Bank PLC, 5.926%, 12/15/16 144A	1,030,000	995
BB&T Corp., 4.90%, 6/30/17	650,000	598
BNP Paribas, 7.195%, 6/25/37 144A	200,000	202
Citigroup, Inc., 5.50%, 2/15/17	4,445,000	4,306
Credit Agricole SA, 6.637%, 5/31/17 144A	425,000	413
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49	165,000	159

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	645,000	614
JP Morgan Chase & Co., 6.125%, 6/27/17	365,000	368
JPMorgan Chase Bank NA, 5.875%, 6/13/16	2,155,000	2,159
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,744
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,160
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,413
Northern Trust Corp., 5.30%, 8/29/11	580,000	578
PNC Funding Corp., 5.625%, 2/1/17	490,000	480
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,345
UnionBanCal Corp., 5.25%, 12/16/13	565,000	550
US Bank NA, 4.80%, 4/15/15	2,155,000	2,017
Wachovia Corp., 5.35%, 3/15/11	950,000	945
Wachovia Corp., 5.75%, 6/15/17	2,225,000	2,195
Washington Mutual Bank, 5.95%, 5/20/13	770,000	769
Wells Fargo Bank NA, 5.75%, 5/16/16	370,000	369
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,461

Total		36,717

Beverage/Bottling (1.2%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	1,415,000	1,323
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	400,000	367
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	110,000	104
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,269
Bottling Group LLC, 5.50%, 4/1/16	815,000	796
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,151
Diageo Capital PLC, 4.375%, 5/3/10	420,000	408
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,609

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
PepsiCo, Inc., 5.15%, 5/15/12	765,000	756
SABMiller PLC, 6.20%, 7/1/11 144A	1,965,000	1,998

Total		11,781

Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	575,000	569

Total		569

Cable/Media/Broadcasting/Satellite (1.7%)
CBS Corp., 6.625%, 5/15/11	330,000	339
Clear Channel Communications, Inc., 6.25%, 3/15/11	1,430,000	1,376
Comcast Corp., 5.875%, 2/15/18	3,015,000	2,921
Cox Communications, Inc., 4.625%, 1/15/10	565,000	552
Historic TW, Inc., 6.625%, 5/15/29	230,000	223
News America, Inc., 6.15%, 3/1/37 144A	75,000	69
News America, Inc., 6.40%, 12/15/35	470,000	448
Rogers Cable, Inc., 5.50%, 3/15/14	2,825,000	2,739
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	156
TCI Communications, Inc., 8.75%, 8/1/15	735,000	850
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	530,000	520
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	135,000	130
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,168
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	792
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,695
Viacom, Inc., 5.75%, 4/30/11	765,000	764

Total		16,742

Conglomerate/Diversified Manufacturing (0.4%)
General Electric Co., 5.00%, 2/1/13	2,000,000	1,939
Honeywell International, Inc., 5.30%, 3/15/17	620,000	596
United Technologies Corp., 4.875%, 5/1/15	250,000	237

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
United Technologies Corp., 6.35%, 3/1/11	770,000	792

Total		3,564

Consumer Products (0.6%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,696
Fortune Brands, Inc., 5.375%, 1/15/16	630,000	585
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,212
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	433

Total		5,926

Electric Utilities (4.9%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	596
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	307
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	264
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	199
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	225
CMS Energy Corp., 6.875%, 12/15/15	970,000	983
Consolidated Edison Co. of New York, 5.375%, 12/15/15	485,000	470
Consolidated Edison Co. of New York, 5.50%, 9/15/16	430,000	419
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,631
The Detroit Edison Co., 5.45%, 2/15/35	105,000	94
The Detroit Edison Co., 5.70%, 10/1/37	25,000	23
DTE Energy Co., 6.375%, 4/15/33	195,000	193
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,671
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,258
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	597
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	624
Florida Power & Light Co., 5.625%, 4/1/34	775,000	726
Florida Power Corp., 4.50%, 6/1/10	2,115,000	2,057
Florida Power Corp., 4.80%, 3/1/13	100,000	96
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,813

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,463
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	719,242	692
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	936
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 144A	195,000	184
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	602
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,172
Nevada Power Co., 6.50%, 4/15/12	750,000	764
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,167
Northern States Power Co., 5.25%, 10/1/18	190,000	178
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,022
Oncor Electric Delivery Co., 6.375%, 1/15/15	985,000	999
Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	674
Pacific Gas & Electric Co., 5.80%, 3/1/37	190,000	177
Pacific Gas & Electric Co., 6.05%, 3/1/34	795,000	770
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,956
PacifiCorp, 5.75%, 4/1/37	630,000	591
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,651
PPL Electric Utilities Corp., 5.875%, 8/15/07	485,000	485
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	147
PPL Energy Supply LLC, 6.00%, 12/15/36	310,000	279
Progress Energy, Inc., 6.85%, 4/15/12	710,000	744
Public Service Co. of Colorado, 5.50%, 4/1/14	955,000	940
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	967
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,160,000	1,089
Puget Sound Energy, Inc., 3.363%, 6/1/08	1,380,000	1,353
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	754
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	406
Southern California Edison Co., 5.00%, 1/15/16	1,495,000	1,412

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern California Edison Co., 5.55%, 1/15/37	230,000	212
Tampa Electric Co., 6.15%, 5/15/37	320,000	310
Tampa Electric Co., 6.55%, 5/15/36	385,000	393
Toledo Edison Co. 6.15%, 5/15/37	1,925,000	1,805
Union Electric Co., 6.40%, 6/15/17	140,000	143
Virginia Electric & Power Co., 6.00%, 5/15/37	1,890,000	1,806
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	597

Total		50,086

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	200,000	195

Total		195

Food Processors (0.8%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	150,000	151
General Mills, Inc., 5.70%, 2/15/17	890,000	867
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,733
Kraft Foods, Inc., 5.25%, 10/1/13	385,000	370
Kraft Foods, Inc., 6.25%, 6/1/12	2,585,000	2,627

Total		7,748

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	420,000	336
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,185

Total		1,521

Gas Pipelines (0.5%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,266
El Paso Natural Gas Co., 5.95%, 4/15/17 144A	160,000	155
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,342
Kinder Morgan Finance, 5.35%, 1/5/11	1,765,000	1,726
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	169

Total		4,658

Independent Finance (0.6%)
GMAC LLC, 6.00%, 12/15/11	1,545,000	1,469
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,262

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,429
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,352

Total		6,512

Industrials — Other (0.3%)
Centex Corp., 5.45%, 8/15/12	545,000	520
Centex Corp., 7.875%, 2/1/11	245,000	257
DR Horton, Inc., 5.375%, 6/15/12	385,000	361
DR Horton, Inc., 7.875%, 8/15/11	110,000	114
KB HOME, 7.75%, 2/1/10	1,160,000	1,154
Lennar Corp., 5.95%, 10/17/11	805,000	794

Total		3,200

Information/Data Technology (0.1%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	490
Siemens AG, 5.75%, 10/17/16 144A	495,000	488

Total		978

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	816
John Deere Capital Corp., 5.50%, 4/13/17	400,000	390

Total		1,206

Metals/Mining (0.3%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	954
Alcoa, Inc., 5.72%, 2/23/19	720,000	682
Alcoa, Inc., 5.90%, 2/1/27	1,140,000	1,061

Total		2,697

Mortgage Banking (0.4%)
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	571
Residential Capital LLC, 6.00%, 2/22/11	1,715,000	1,659
Residential Capital LLC, 6.50%, 4/17/13	1,500,000	1,450

Total		3,680

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.40%, 7/15/14	590,000	567

Total		567

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (2.5%)
Anadarko Finance Co., 7.50%, 5/1/31	785,000	843
Anadarko Petroleum Corp., 5.95%, 9/15/16	570,000	557
Anadarko Petroleum Corp., 6.45%, 9/15/36	350,000	337
Apache Corp., 5.625%, 1/15/17	160,000	156
Apache Corp., 6.00%, 1/15/37	190,000	181
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	290,000	281
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	290,000	274
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	240,000	236
Conoco Funding Co., 6.35%, 10/15/11	3,105,000	3,203
ConocoPhilips Canada Funding Co., 5.30%, 4/15/12	565,000	559
ConocoPhilips Canada Funding Co., 5.625%, 10/15/16	360,000	354
Devon Energy Corp., 7.95%, 4/15/32	200,000	234
Devon Financing Corp. ULC, 6.875%, 9/30/11	1,830,000	1,910
Encana Holdings Finance Corp., 5.80%, 5/1/14	760,000	756
Hess Corp., 7.125%, 3/15/33	260,000	273
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,018
Nexen, Inc., 5.875%, 3/10/35	1,390,000	1,247
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,492
Pemex Project Funding Master Trust, 5.75%, 12/15/15	2,545,000	2,498
Petro-Canada, 5.95%, 5/15/35	690,000	635
Pioneer Natural Resource, 6.875%, 5/1/18	1,340,000	1,270
Suncoc, Inc., 5.75%, 1/15/17	625,000	602
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	332
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,403
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,578
Tesoro Corp., 6.50%, 6/1/17 144A	2,045,000	2,000
Valero Energy Corp., 6.125%, 6/15/17	205,000	204
Valero Energy Corp., 6.625%, 6/15/37	1,005,000	1,000

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
XTO Energy, Inc., 5.30%, 6/30/15	195,000	186
XTO Energy, Inc., 6.25%, 4/15/13	100,000	102

Total		25,721

Other Finance (0.3%)
Capmark Financial Group, 6.30%, 5/10/17 144A	255,000	251
SLM Corp., 5.375%, 5/15/14	425,000	364
SLM Corp., 5.45%, 4/25/11	3,020,000	2,796

Total		3,411

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	504

Total		504

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	195,000	198

Total		198

Pharmaceuticals (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,337
Wyeth, 5.95%, 4/1/37	540,000	516

Total		2,853

Property and Casualty Insurance (0.5%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	2,948
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,500
The Progressive Corp., 6.70%, 6/15/37	245,000	243
The Travelers Companies, Inc., 6.25%, 6/15/37	350,000	339

Total		5,030

Railroads (1.3%)
Burlington North Santa Fe, 6.125%, 3/15/09	3,000,000	3,032
Burlington North Santa Fe, 6.15%, 5/1/37	325,000	316
Canadian Pacific Railway Co., 5.95%, 5/15/37	290,000	273
CSX Corp., 5.60%, 5/1/17	1,000,000	967
CSX Corp., 6.15%, 5/1/37	650,000	624
Norfolk Southern Corp., 6.20%, 4/15/09	565,000	571
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,932
Union Pacific Corp., 5.65%, 5/1/17	840,000	816
Union Pacific Corp., 6.65%, 1/15/11	565,000	583
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,130

Total		13,244

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	569
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	358
BRE Properties, Inc., 5.50%, 3/15/17	315,000	303
Colonial Realty LP, 6.05%, 9/1/16	255,000	254
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	980
Duke Realty LP, 5.95%, 2/15/17	615,000	613
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,277
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,264
Health Care Property Investors, Inc., 6.00%, 1/30/17	290,000	284
HRPT Properties Trust, 5.75%, 11/1/15	800,000	782
ProLogis, 5.50%, 3/1/13	1,380,000	1,364
ProLogis, 5.75%, 4/1/16	865,000	853
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,697
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,352
Simon Property Group LP, 5.60%, 9/1/11	590,000	590
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,169

Total		15,709

Retail Food and Drug (0.3%)
CVS/Caremark Corp., 4.875%, 9/15/14	730,000	680
CVS/Caremark Corp., 6.125%, 8/15/16	660,000	654
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,429
The Kroger Co., 6.80%, 12/15/18	65,000	66
The Kroger Co., 7.00%, 5/1/18	260,000	267

Total		3,096

Retail Stores (1.8%)
Costco Wholesale Corp., 5.30%, 3/15/12	170,000	169
Costco Wholesale Corp., 5.50%, 3/15/17	1,665,000	1,623
Federated Department Stores, Inc., 6.30%, 4/1/09	3,790,000	3,826
Federated Retail Holdings, Inc., 5.35%, 3/15/12	460,000	452
Federated Retail Holdings, Inc., 5.90%, 12/1/16	385,000	375

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
The Home Depot, Inc., 5.875%, 12/16/36	3,860,000	3,439
JC Penney Corp., Inc., 5.75%, 2/15/18	105,000	101
JC Penney Corp., Inc., 6.375%, 10/15/36	210,000	200
JC Penney Corp., Inc., 6.875%, 10/15/15	490,000	506
JC Penney Corp., Inc., 7.95%, 4/1/17	420,000	466
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	92
May Department Stores Co., 6.65%, 7/15/24	65,000	61
Target Corp., 5.375%, 5/1/17	1,260,000	1,206
Target Corp., 5.40%, 10/1/08	4,555,000	4,549
Wal-Mart Stores, Inc., 5.375%, 4/5/17	360,000	350
Wal-Mart Stores, Inc., 5.875%, 4/5/27	935,000	904

Total		18,319

Security Brokers and Dealers (1.5%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,420,000	3,286
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,540,000	2,434
Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	381
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	1,935,000	1,880
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	765,000	754
Merrill Lynch & Co., Inc., 5.70%, 5/2/17	3,310,000	3,187
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	240,000	234
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,661
Morgan Stanley, 5.45%, 1/9/17	705,000	668
Morgan Stanley, 5.75%, 10/18/16	110,000	107
Morgan Stanley, 6.25%, 8/9/26	795,000	792

Total		15,384

Telecommunications (2.5%)
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,747
AT&T Corp., 9.05%, 11/15/11	1,500,000	1,597
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,550
British Telecom PLC, 8.625%, 12/15/30	410,000	537
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,635

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Deutsche Telekom International Finance, 5.75%, 3/23/16	480,000	468
Embarq Corp., 6.738%, 6/1/13	610,000	622
Embarq Corp., 7.082%, 6/1/16	660,000	664
Embarq Corp., 7.995%, 6/1/36	635,000	644
France Telecom SA, 8.50%, 3/1/31	800,000	1,005
Rogers Wireless, Inc., 6.375%, 3/1/14	1,250,000	1,263
Sprint Capital Corp., 6.90%, 5/1/19	2,150,000	2,129
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,048
Sprint Capital Corp., 8.75%, 3/15/32	330,000	371
Telecom Italia Capital, 4.00%, 1/15/10	1,565,000	1,504
Telecom Italia Capital, 6.20%, 7/18/11	1,225,000	1,240
Verizon Communications, Inc., 5.50%, 4/1/17	1,450,000	1,397
Verizon Communications, Inc., 5.55%, 2/15/16	1,845,000	1,798
Verizon Global Funding Corp., 5.85%, 9/15/35	1,135,000	1,041
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,019

Total		25,279

Tobacco (0.2%)
Reynolds America, Inc., 6.75%, 6/15/17	150,000	152
Reynolds America, Inc., 7.25%, 6/15/37	150,000	154
Reynolds America, Inc., 7.625%, 6/1/16	1,735,000	1,838

Total		2,144

Vehicle Parts (0.2%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	559
Johnson Controls, Inc., 5.50%, 1/15/16	750,000	726
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	339

Total		1,624

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,449

Total		1,449

Total Corporate Bonds (Cost: $320,405)		312,890

The Accompanying Notes are an Integral Part of the Financial Statements.

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Governments (12.4%)	Shares/ $ Par	Value $ (000’s)

Governments (12.4%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	1,892
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,085
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,089
Overseas Private Investment, 4.10%, 11/15/14	2,158,320	2,047
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,886
(g)US Treasury, 4.50%, 4/30/12	12,780,000	12,542
US Treasury, 4.50%, 5/15/17	29,900,000	28,668
US Treasury, 4.50%, 2/15/36	7,803,000	7,065
(g)US Treasury, 4.625%, 2/15/17	20,000,000	19,370
US Treasury, 4.75%, 11/15/08	1,410,000	1,405
(g)US Treasury, 4.75%, 5/31/12	11,225,000	11,137
(g)US Treasury, 4.75%, 2/15/37	15,124,000	14,260
US Treasury, 4.875%, 6/30/12	16,500,000	16,455

Total Governments (Cost: $126,566)		124,901

Structured Products (53.3%)

Structured Products (53.3%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	15,910,000	15,146
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.635%, 2/14/43 IO	66,520,999	2,225
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	3,086,228	3,086
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.41%, 5/25/37	3,998,233	3,998
Banc of America Mortgage Securities, Series 2004-G, Class 2AG, 4.657%, 8/25/34	3,817,000	3,761
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.516%, 6/25/34	8,024,000	7,864

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital One Auto Finance Trust, Series 2006-A, Class A2, 5.31%, 5/15/09	1,169,566	1,170
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	1,730,000	1,678
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	2,564,092	2,531
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	2,793,269	2,771
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,000,000	4,040
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.019%, 2/18/31 IO	67,435,630	776
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.649%, 10/15/30 IO 144A	26,075,566	338
Fannie Mae Whole Loan, 6.25%, 5/25/42	5,946,792	5,979
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,685,787	1,562
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,028,036	1,930
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	5,612,479	5,329
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,900,313	2,810
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	495,986	480
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,782,737	1,724
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,474,913	2,394
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	1,104,574	1,067
Federal Home Loan Mortgage Corp., 5.00%, 3/1/34	632,029	595
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	8,810,252	8,280

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	12,591,710	11,834
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	29,363,183	27,597
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	925,404	914
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,470,592	2,438
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	415,090	410
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,459,896	3,410
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	2,912,291	2,869
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	3,683,017	3,627
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,310,311	2,233
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	20,190,442	19,483
Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	11,932,740	11,509
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	6,223,216	6,002
Federal Home Loan Mortgage Corp., 6.00%, 6/1/36	5,498,710	5,443
Federal Home Loan Mortgage Corp., 6.00%, 10/1/36	6,288,208	6,224
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	6,786,169	6,801
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/37	7,216,000	6,763
Federal Home Loan Mortgage Corp. TBA, 6.00%, 8/1/37	21,880,000	21,654
Federal Home Loan Mortgage Corp. TBA, 6.50%, 8/1/37	11,389,000	11,492
Federal National Mortgage Association, 4.00%, 6/1/19	1,132,635	1,051
Federal National Mortgage Association, 4.50%, 6/1/19	6,023,429	5,731

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 8/1/19	1,252,767	1,192
Federal National Mortgage Association, 4.50%, 12/1/19	651,589	620
Federal National Mortgage Association, 4.50%, 7/1/20	3,211,181	3,048
Federal National Mortgage Association, 4.50%, 9/1/20	4,384,278	4,162
Federal National Mortgage Association, 4.50%, 12/1/35	7,045,000	6,413
Federal National Mortgage Association, 5.00%, 3/1/20	2,093,260	2,027
Federal National Mortgage Association, 5.00%, 4/1/20	890,334	861
Federal National Mortgage Association, 5.00%, 5/1/20	10,233,257	9,897
Federal National Mortgage Association, 5.00%, 4/1/35	2,405,327	2,260
Federal National Mortgage Association, 5.00%, 7/1/35	3,903,367	3,667
Federal National Mortgage Association, 5.00%, 10/1/35	2,582,764	2,427
Federal National Mortgage Association, 5.17%, 1/1/16	2,668,057	2,596
Federal National Mortgage Association, 5.285%, 4/1/16	7,772,090	7,634
Federal National Mortgage Association, 5.32%, 4/1/14	1,742,945	1,713
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	1,951
Federal National Mortgage Association, 5.50%, 4/1/21	1,972,600	1,944
Federal National Mortgage Association, 5.50%, 9/1/34	1,553,859	1,504
Federal National Mortgage Association, 5.50%, 3/1/35	4,915,555	4,754
Federal National Mortgage Association, 5.50%, 7/1/35	1,153,196	1,115
Federal National Mortgage Association, 5.50%, 8/1/35	3,058,326	2,957
Federal National Mortgage Association, 5.50%, 9/1/35	17,359,943	16,787

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 10/1/35	5,142,094	4,972
Federal National Mortgage Association, 5.50%, 11/1/35	13,722,335	13,268
Federal National Mortgage Association, 5.50%, 1/1/36	11,359,799	10,984
Federal National Mortgage Association, 5.50%, 12/1/36	5,048,814	4,872
Federal National Mortgage Association, 5.50%, 1/1/37	2,776,077	2,677
Federal National Mortgage Association, 5.50%, 2/1/37	19,375,989	18,388
Federal National Mortgage Association, 6.00%, 5/1/35	321,564	319
Federal National Mortgage Association, 6.00%, 6/1/35	55,429	55
Federal National Mortgage Association, 6.00%, 7/1/35	5,451,322	5,402
Federal National Mortgage Association, 6.00%, 8/1/35	507,157	503
Federal National Mortgage Association, 6.00%, 10/1/35	2,050,303	2,032
Federal National Mortgage Association, 6.00%, 11/1/35	5,085,335	5,040
Federal National Mortgage Association, 6.00%, 9/1/36	3,689,106	3,652
Federal National Mortgage Association, 6.50%, 9/1/31	343,351	350
Federal National Mortgage Association, 6.50%, 11/1/35	2,167,873	2,191
Federal National Mortgage Association, 6.50%, 12/1/35	3,725,505	3,765
Federal National Mortgage Association, 6.50%, 4/1/36	1,241,221	1,253
Federal National Mortgage Association, 6.50%, 11/1/36	177,943	180
Federal National Mortgage Association, 6.50%, 12/1/36	675,247	682
Federal National Mortgage Association, 6.50%, 2/1/37	728,842	736
Federal National Mortgage Association, 6.50%, 3/1/37	8,613,575	8,695

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.75%, 4/25/18	1,130,019	1,153
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	6,949,000	6,845
Federal National Mortgage Association TBA, 6.00%, 7/1/36	30,377,000	30,046
Final Maturity Amortizing Notes, 4.45%, 8/25/12	6,676,337	6,412
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	3,186,527	3,203
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29	1,910,000	1,918
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.18%, 12/15/31 144A	3,100,000	3,260
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	2,063,366	1,972
Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	4,450,000	4,230
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	1,309,329	1,319
Government National Mortgage Association, 5.50%, 10/15/31	57,262	56
Government National Mortgage Association, 5.50%, 11/15/31	14,196	14
Government National Mortgage Association, 5.50%, 12/15/31	197,669	193
Government National Mortgage Association, 5.50%, 1/15/32	526,468	512
Government National Mortgage Association, 5.50%, 2/15/32	183,064	179
Government National Mortgage Association, 5.50%, 3/15/32	165,519	161
Government National Mortgage Association, 5.50%, 4/15/32	17,674	17

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 7/15/32	31,295	30
Government National Mortgage Association, 5.50%, 9/15/32	4,182,776	4,069
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	2,026,730	2,028
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4, 3.06%, 10/21/09	1,605,408	1,596
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	1,351,633	1,348
John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	13,100,000	13,029
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,204,135	1,244
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	3,314,668	3,314
Midland Realty Acceptance Corp., Series 1996-C2, Class A EC, 1.334%, 1/25/29 IO 144A	1,142,351	0
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	427,962	451
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	20,500,000	20,416
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	56,346	56
TBW Mortgage Backed Pass Through Certification, Series 2007-1, Class A1, 5.41%, 3/25/37	3,193,748	3,194
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10	3,494,653	3,494

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Washington Mutual Asset Securities Corp., Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	3,591,767	3,474
Washington Mutual Asset Securities Corp., Series 2003-AR10, Class A6, 4.058%, 10/25/33	1,912,000	1,883
Wells Fargo Mortgage Backed Securities, Series 2004-N, Class A6, 4.00%, 8/25/34	5,728,000	5,579
WFS Financial Owner Trust, Series 2003-3, Class A4, 3.25%, 5/20/11	2,678,598	2,671

Total Structured Products (Cost: $548,751)		538,830

Money Market Investments (14.4%)

Autos (2.0%)
(b)Daimler Chrysler Auto, 5.27%, 7/19/07	5,000,000	4,986
(b)Daimler Chrysler Auto, 5.28%, 7/12/07	5,000,000	4,991
(b)Fcar Owner Trust I, 5.30%, 7/27/07	5,000,000	4,980
(b)New Center Asset Trust, 5.26%, 7/9/07	5,000,000	4,994

Total		19,951

Federal Government & Agencies (0.1%)
(b)Federal National Mortgage Association, 5.10%, 9/24/07	1,000,000	988

Total		988

Finance Lessors (3.5%)
(b)American General Financial Corp, 5.32%, 7/13/07	5,000,000	4,991
Ranger Funding Co. LLC, 5.26%, 8/2/07	5,000,000	4,976
Ranger Funding Co. LLC, 5.29%, 7/20/07	5,000,000	4,985
Thunder Bay Funding, Inc., 5.28%, 7/16/07	5,000,000	4,988
Thunder Bay Funding, Inc., 5.28%, 7/25/07	5,000,000	4,982
Windmill Funding Corp., 5.26%, 7/19/07	5,000,000	4,986
Windmill Funding Corp., 5.27%, 7/31/07	5,000,000	4,977

Total		34,885

Finance Services (4.3%)
(b)Alpine Securitization, 5.25%, 7/12/07	10,000,000	9,983
(b)Barton Capital LLC, 5.30%, 7/10/07	10,000,000	9,985

Money Market Investments (14.4%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
(b)Bryant Park Funding LLC, 5.27%, 8/15/07	5,000,000	4,966
(b)Bryant Park Funding LLC, 5.28%, 7/12/07	5,000,000	4,991
(b)Ciesco LLC, 5.30%, 7/11/07	5,000,000	4,992
(b)John Deere Capital Corp., 5.26%, 7/19/07	10,000,000	9,972

Total		44,889

Miscellaneous Business Credit Institutions (1.0%)
Park Avenue Receivables, 5.29%, 7/16/07	5,000,000	4,988
Park Avenue Receivables, 5.32%, 7/12/07	5,002,000	4,993

Total		9,981

National Commercial Banks (0.5%)
UBS Finance LLC, 5.35%, 7/2/07	4,940,000	4,939

Total		4,939

Personal Credit Institutions (1.0%)
(b)American Express Credit, 5.25%, 7/12/07	10,000,000	9,983

Total		9,983

Short Term Business Credit (2.0%)
Old Line Funding Corp., 5.26%, 7/12/07	5,000,000	4,991
Old Line Funding Corp., 5.28%, 7/13/07	5,000,000	4,990
Sheffield Receivables, 5.27%, 7/10/07	10,000,000	9,986

Total		19,967

Total Money Market Investments (Cost: $145,582)		145,583

Total Investments (111.1%) (Cost $1,141,304)(a)		1,122,204

Other Assets, Less Liabilities (-11.1%)		(112,389)

Net Assets (100.0%)		1,009,815

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $43,975, representing 4.35% of the net assets.

IO — Interest Only Security

The Accompanying Notes are an Integral Part of the Financial Statements.

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(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,141,304 and the net unrealized depreciation of investments based on that cost was $19,101 which is comprised of $1,950 aggregate gross unrealized appreciation and $21,051 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2007, $7,927 )	75	9/07	$(1)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned. See Note 7 in the Notes to Financial Statements.

The Accompanying Notes are an Integral Part of the Financial Statements.

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PIMCO Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Fund’s stated parameters, no more than 10% of the portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the portfolio in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more that the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$968.00	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,007.15	$1.07

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

PIMCO Long-Term U.S. Government Bond Portfolio

PIMCO Long-Term U.S. Government Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Revenue Bonds (0.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds — Revenue (0.7%)
Poway, California Unified Public School District, Financing Authority Revenue Bond, 4.50%, 9/15/37 RB	200,000	$190

Total Revenue Bonds (Cost: $193)		190

Corporate Bonds (4.2%)

Banking & Finance (4.2%)
(b) Bank of America, National Association 5.36%, 6/12/09	100,000	100
(b) Citigroup, Inc., 6.125%, 8/25/36	200,000	196
(b) General Electric Capital Corp., 6.75%, 3/15/32	200,000	216
(b) The Goldman Sachs Group, Inc., 5.53563%, 2/6/12	200,000	200
(b) JPMorgan Chase Capital XX, 6.55%, 9/29/36	200,000	193
(b) Wells Fargo Capital X, 5.95%, 12/15/36	200,000	187

Total Corporate Bonds (Cost: $1,127)		1,092

Governments (48.2%)

Governments (48.2%)
(b) Federal Home Loan Bank, 5.625%, 6/11/21	100,000	100
(b) Freddie Mac, 6.25%, 7/15/32	1,000,000	1,084
(b) US Treasury, 7.25%, 8/15/22	1,998,000	2,418
(b) US Treasury, 8.125%, 8/15/19	4,300,000	5,436
US Treasury Inflation Index Bond, 2.375%, 1/15/25	219,204	211
US Treasury Stripped, 0.00%, 8/15/22	2,200,000	998
US Treasury, 4.75%, 2/15/37	2,300,000	2,169

Total Governments (Cost: $12,829)		12,416

Structured Products (22.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products (22.5%)
American Express Credit Account Master Trust, Series 2003-1, Class A, 5.43%, 9/15/10	100,000	100
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/3	100,000	99
Americredit Prime Automobile Receivables Trust, Series 2007-1, Class A1, 5.34%, 11/8/07	60,000	60
Chase Credit Card Master Trust, Series 2002-3, Class A, 5.49%, 9/15/11	100,000	100
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 5.45%, 5/25/48	20,000	20
Citibank Credit Card Issuance Trust, Series 2001, Class A1, 5.52563%, 2/7/10	30,000	30
Citibank Credit Card Issuance Trust, Series 2003-A6, 2.90%, 05/17/10	100,000	98
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class 3A1, 5.38%, 8/25/45	100,000	100
Countrywide Home Loans, Series 2005-12, Class 1A2, 5.25%, 5/25/35	168,764	135
Fannie Mae, Series 2005-47, Class PA, 5.50%, 9/25/24	67,326	67
Fannie Mae, Series 2005-57, Class PA, 5.50%, 5/25/27	28,854	29
Fannie Mae, Series 2007-39, Class NZ, 4.25%, 5/25/37	201,419	161
Fannie Mae Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	299
Federal National Mortgage Association TBA, 5.50%, 7/1/37	2,500,000	2,410

Structured Products (22.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
First Franklin Mortgage Loan Asset Backed Certificate, 5.36%, 9/25/36	73,578	74
First USA Credit Card Master Trust, Series 1998-6, Class A, 5.48%, 4/18/11	300,000	301
Freddie Mac, 5.55%, 7/15/37	200,000	200
Freddie Mac, Series 3203, Class ZW, 5.00%, 11/15/35	312,737	272
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A1, 5.307%, 5/15/08	85,996	86
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 5.40%, 7/25/37	100,000	100
JP Morgan Chase Commerical Mortgage Security Co., Series 2007-CB19, Class A4, 5.746997%, 2/12/49	100,000	99
Merrill Lynch First Franklin Mortgage Loan, Series 2007-4, Class 2A1, 5.38%,	100,000	100
Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2A, 5.38%, 5/25/37	98,344	98
SLC Student Loan Trust, Series 2007-1, Class A1, 5.3129%, 02/15/15	200,000	200
SLM Student Loan Trust, Series 2006-5, Class A2, 5.345%, 7/25/17	100,000	100
SLM Student Loan Trust, Series 2006-6, Class A1, 5.345%, 10/25/18	77,953	78
SLM Student Loan Trust, Series 2006-7, Class A2, 5.345%, 10/25/16	100,000	100
SLM Student Loan Trust, Series 2006-9, Class A2, 5.355%, 4/25/17	100,000	100

The Accompanying Notes are an Integral Part of the Financial Statements.

PIMCO Long-Term U.S. Government Bond Portfolio

PIMCO Long-Term U.S. Government Bond Portfolio

Structured Products (22.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A1, 5.3372%, 6/20/08	100,000	100
WAMU Mortgage Pass-Through Certificates Series 2006-AR9, Class 1A, 6.029%,	84,500	85

Total Structured Products (Cost: $5,799)		5,801

Money Market Investments (5.8%)	Shares/ $ Par	Value $ (000’s)
Federal Government & Agencies (0.9%)
(b) United States Treasury Bill, 4.65%, 9/13/07	175,000	173
(b) United States Treasury Bill, 4.652%, 8/30/07	35,000	35
(b) United States Treasury Bill, 4.668%, 8/30/07	20,000	20

Total		228

National Commercial Banks (4.2%)
(b) Bank of America Corp., 5.21%, 9/25/07	1,100,000	1,087

Total		1,087

Money Market Investments (5.8%)	Shares/ $ Par	Value $ (000’s)

Other Holdings (0.7%)
(b) J.P. Morgan Money Market Fund	171,395	171

Total		171

Total Money Market Investments (Cost: $1,485)		1,486

Total Investments (81.4%) (Cost $21,433)(a)		20,985

Other Assets, Less Liabilities (18.6%)		4,810

Net Assets (100.0%)		25,795

RB — Revenue Bond

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $21,433 and the net unrealized depreciation of investments based on that cost was $448 which is comprised of $13 aggregate gross unrealized appreciation and $461 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Long) (Total Notional Value at June 30, 2007, $313)	3	9/07	$4
US Long Bond (CBT) Commodity (Long) (Total Notional Value at June 30, 2007, $7,037)	66	9/07	$74
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2007, $4,976)	21	3/08	$1
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2007, $19,885)	84	9/08	$26
US 5 Year Note (CBT) Commodity (Long) (Total Notional Value at June 30, 2007, $1,240)	12	9/07	$9

Written options outstanding on June 30, 2007:

Description	Exercise Price	Expiration Date	# of Contracts	Value (000’s)
Call — Federal National Mortgage Association TBA, 6.00%, 9/2007, European Style	$99.188	8/2007	10,000	$(4)

(Premiums Received $3)				$(4)

(n)	As of June 30, 2007, portfolio securities with an aggregate market value of $898 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

The Accompanying Notes are an Integral Part of the Financial Statements.

PIMCO Long-Term U.S. Government Bond Portfolio

American Century Inflation Protection Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Fund’s stated parameters, no more than 20% of the portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonus drops, which could negatively affect overall fund performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more that the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$984.00	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,007.15	$1.07

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

American Century Inflation Protection Portfolio

American Century Inflation Protection Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Corporate Bonds (1.4%)	Shares/ $ Par	Value $ (000’s)

Financials (0.4%)
The Bear Stearns Companies, Inc., 4.52%, 1/10/14	70,000	63
JP Morgan Chase & Co., 4.17%, 2/28/08	45,000	44

Total		107

Life Insurance (1.0%)
Hartford Life Global Fund, 3.96%, 3/15/10	80,000	75
Prudential Financial, Inc., 4.00%, 3/10/15	240,000	204

Total		279

Total Corporate Bonds (Cost: $397)		386

Governments (75.8%)

Governments (75.8%)
Aid-Israel, 0.00%, 11/1/14	500,000	343
Farmer Mac Guaranteed Notes Trust, 5.125%, 4/19/17 144A	500,000	483
Federal Farm Credit Bank, 4.50%, 4/21/14	1,000,000	951
Federal Home Loan Bank, 4.75%, 12/16/16	1,000,000	948
Financing Corp., 0.00%, 5/30/10	359,000	310
Government Trust Certificates, 0.00%, 11/15/08	700,000	653
Private Export Funding, 4.55%, 5/15/15	600,000	569
Tennessee Valley Authority, 4.875%, 12/15/16	250,000	239
Tennessee Valley Authority Stripped, 0.00%, 7/15/09	160,000	144
Tennessee Valley Authority Stripped, 0.00%, 11/1/12	251,000	191
US Treasury Inflation Index Bond, 0.875%, 4/15/10	218,108	207
US Treasury Inflation Index Bond, 1.625%, 1/15/15	216,394	201
US Treasury Inflation Index Bond, 1.875%, 7/15/13	815,524	782
US Treasury Inflation Index Bond, 1.875%, 7/15/15	265,535	251
US Treasury Inflation Index Bond, 2.00%, 4/15/12	814,488	790

Governments (75.8%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 2.00%, 1/15/14	279,528	269
US Treasury Inflation Index Bond, 2.00%, 7/15/14	548,010	526
US Treasury Inflation Index Bond, 2.00%, 1/15/16	156,137	148
US Treasury Inflation Index Bond, 2.00%, 1/15/26	1,457,274	1,320
US Treasury Inflation Index Bond, 2.375%, 4/15/11	1,144,946	1,132
US Treasury Inflation Index Bond, 2.375%, 1/15/17	204,892	200
US Treasury Inflation Index Bond, 2.375%, 1/15/25	1,534,428	1,476
US Treasury Inflation Index Bond, 2.375%, 1/15/27	1,254,964	1,205
US Treasury Inflation Index Bond, 2.50%, 7/15/16	255,750	253
US Treasury Inflation Index Bond, 3.00%, 7/15/12	402,164	410
US Treasury Inflation Index Bond, 3.375%, 1/15/12	843,538	871
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,134,832	1,306
US Treasury Inflation Index Bond, 3.50%, 1/15/11	237,406	244
US Treasury Inflation Index Bond, 3.625%, 1/15/08	508,880	509
US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,149,606	1,332
US Treasury Inflation Index Bond, 3.875%, 1/15/09	377,922	384
US Treasury Inflation Index Bond, 3.875%, 4/15/29	879,704	1,062
US Treasury Inflation Index Bond, 4.25%, 1/15/10	515,739	535

Total Governments (Cost: $20,802)		20,244

Structured Products (28.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products (28.2%)
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	247,725	246
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.688%,	500,000	495
Citibank Credit Card Issuance Trust, Series 2007-A2, 5.35%, 5/21/12	500,000	500
Fannie Mae, Series 2004-9, 4.00%, 10/25/13	377,516	372
Federal Home Loan Mortgage Corp., 4.50%, 6/1/18	195,291	186
Federal Home Loan Mortgage Corp., 4.50%, 9/1/33	228,612	209
Federal Home Loan Mortgage Corp., 5.00%, 3/1/19	148,733	144
Federal Home Loan Mortgage Corp., 5.00%, 12/1/33	563,366	531
Federal Home Loan Mortgage Corp., 5.50%, 1/1/36	746,875	722
Federal National Mortgage Association TBA, 5.00%, 7/1/35	375,000	351
Federal National Mortgage Association TBA, 6.50%, 8/1/37	625,000	630
Government National Mortgage Association, 5.00%, 1/15/35	147,265	139
Government National Mortgage Association, 5.50%, 3/15/36	482,799	469
Government National Mortgage Association, 6.00%, 7/1/37	1,000,000	993
Government National Mortgage Association ARM, 5.50%, 7/20/31	178,937	181
Government National Mortgage Association ARM, 5.875%, 12/20/31	400,617	404
Morgan Stanley Capital I, Series 2007-HQ11, Class A2, 5.359%, 2/12/44	500,000	494
Morgan Stanley Capital I, Series 1998-HF1, Class C, 6.75%, 3/15/30	200,000	201

The Accompanying Notes are an Integral Part of the Financial Statements.

American Century Inflation Protection Portfolio

American Century Inflation Protection Portfolio

Structured Products (28.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 6.00%, 7/1/36	250,000	247

Total Structured Products (Cost: $7,592)		7,514

Money Market Investments (3.2%)

National Commercial Banks (3.2%)
(b)Govco LLC, 5.35%, 7/2/07	846,000	846

Total		846

Other Holdings (0.0%)
(k)J.P. Morgan Money Market Fund	990	1

Total		1

Total Money Market Investments (Cost: $847)		847

Total Investments (108.6%) (Cost $29,638)(a)		28,991

Other Assets, Less Liabilities (-8.6%)		(2,302)

Total Net Assets (100.0%)		26,689

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $483, representing 1.81% of the net assets.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $29,638 and the net unrealized depreciation of investments based on that cost was $647 which is comprised of $5 aggregate gross unrealized appreciation and $652 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

Swap agreements outstanding on June 30, 2007:

Total Return Swap

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Barclays Capital	U.S. Consumer Price Index—All Urban Consumers—Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	6/2014	1,000	—	(m)

(k)	Securities with an aggregate market value of $1 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2007.

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

American Century Inflation Protection Portfolio

High Yield Bond Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,021.80	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Bond Portfolio

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.8%)
Bombardier, Inc., 8.00%, 11/15/14 144A	469,000	485
DRS Technologies, Inc., 7.625%, 2/1/18	680,000	687
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15 144A	412,000	425
(c)Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	272,000	280
L-3 Communications Corp., 6.375%, 10/15/15	2,275,000	2,150
L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,367

Total		5,394

Autos/Vehicle Parts (5.1%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	926,000	910
Arvinmeritor, Inc., 8.75%, 3/1/12	489,000	494
Cooper Tire & Rubber Co., 8.00%, 12/15/19	680,000	663
Ford Motor Co., 7.45%, 7/16/31	2,020,000	1,613
Ford Motor Credit Co., 8.00%, 12/15/16	1,345,000	1,288
Ford Motor Credit Co., 8.625%, 11/1/10	710,000	721
Ford Motor Credit Co., 9.875%, 8/10/11	2,980,000	3,128
General Motors Corp., 8.375%, 7/15/33	1,815,000	1,656
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	604,000	636
Lear Corp., 8.50%, 12/1/13	1,126,000	1,081
Lear Corp., 8.75%, 12/1/16	872,000	831
TRW Automotive, Inc., 7.25%, 3/15/17 144A	1,700,000	1,619
Visteon Corp., 8.25%, 8/1/10	445,000	442

Total		15,082

Basic Materials (12.4%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,837,000	1,681
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	670,000	586
Arch Western Finance LLC, 6.75%, 7/1/13	1,395,000	1,339

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Berry Plastics Holding Corp., 8.875%, 9/15/14	590,000	597
Bowater Canada Finance, 7.95%, 11/15/11	780,000	734
Cascades, Inc., 7.25%, 2/15/13	504,000	490
Catalyst Paper Corp., 8.625%, 6/15/11	340,000	329
Crown Americas, Inc., 7.625%, 11/15/13	1,062,000	1,073
Crown Americas, Inc., 7.75%, 11/15/15	825,000	829
Equistar Chemicals LP, 10.625%, 5/1/11	905,000	953
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,995,000	2,374
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,435
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	2,505,000	2,675
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	1,853,000	1,784
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	1,329,000	1,276
Graphic Packaging International Corp., 9.50%, 8/15/13	881,000	915
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,955,000	2,023
Huntsman LLC, 11.50%, 7/15/12	745,000	827
Invista, 9.25%, 5/1/12 144A	875,000	925
Lyondell Chemical Co., 6.875%, 6/15/17	1,440,000	1,390
Lyondell Chemical Co., 8.00%, 9/15/14	1,545,000	1,587
Massey Energy Co., 6.875%, 12/15/13	1,190,000	1,090
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	445,000	449
(c)Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	560,000	561
Mosaic Global Holdings, Inc., 7.375%, 12/1/14 144A	335,000	338
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	785,000	803
Norampac, Inc., 6.75%, 6/1/13	625,000	596

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Novelis, Inc., 7.25%, 2/15/15	748,000	768
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,037
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,555,000	1,596
Peabody Energy Corp., 7.375%, 11/1/16	935,000	954
Smurfit-Stone Container, 8.375%, 7/1/12	955,000	956
Stone Container, 8.00%, 3/15/17	680,000	660
VeraSun Energy Corp., 9.375%, 6/1/17 144A	555,000	516

Total		36,146

Builders/Building Materials (1.5%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	479
Beazer Homes USA, Inc., 6.875%, 7/15/15	223,000	192
Beazer Homes USA, Inc., 8.375%, 4/15/12	205,000	194
K. Hovnanian Enterprises, 7.75%, 5/15/13	1,491,000	1,304
KB HOME, 7.75%, 2/1/10	1,030,000	1,025
Standard Pacific Corp., 6.25%, 4/1/14	565,000	497
Standard Pacific Corp., 7.75%, 3/15/13	715,000	658

Total		4,349

Capital Goods (2.0%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	540,000	566
Belden CDT, Inc., 7.00%, 3/15/17 144A	340,000	335
Clarke American Corp., 9.50%, 5/15/15 144A	212,000	204
Clarke American Corp., 10.106%, 5/15/15 144A	265,000	256
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	709
Rental Service Corp., 9.50%, 12/1/14 144A	837,000	854
Terex Corp., 7.375%, 1/15/14	610,000	610
United Rentals North America, Inc., 6.50%, 2/15/12	2,545,000	2,499

Total		6,033

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (6.5%)
Albertson’s Inc., 7.25%, 5/1/13	1,335,000	1,360
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	380,000	361
(c)Claire’s Stores, Inc., 9.625%, 6/1/15 144A	435,000	402
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	540,000	493
Delhaize America, Inc., 9.00%, 4/15/31	841,000	1,016
Dollar General Corp., 10.625%, 7/15/15 144A	1,075,000	1,037
Education Management LLC, 10.25%, 6/1/16	1,280,000	1,347
GSC Holdings Corp., 8.00%, 10/1/12	1,105,000	1,155
Jostens IH Corp., 7.625%, 10/1/12	844,000	840
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,307
Michaels Stores, Inc., 10.00%, 11/1/14 144A	804,000	824
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,749
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	208
Rent-A-Center, 7.50%, 5/1/10	497,000	504
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	981
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,523
Rite Aid Corp., 8.625%, 3/1/15	336,000	314
Rite Aid Corp., 9.375%, 12/15/15 144A	540,000	518
Rite Aid Corp., 9.50%, 6/15/17 144A	485,000	466
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	760
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,148
Warnaco, Inc., 8.875%, 6/15/13	755,000	798

Total		19,111

Energy (9.9%)
AmeriGas Partners LP, 7.25%, 5/20/15	940,000	931
Basic Energy Services, Inc., 7.125%, 4/15/16	1,220,000	1,165
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	1,220,000	1,205
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	785
Chesapeake Energy Corp., 6.625%, 1/15/06	1,405,000	1,352
Chesapeake Energy Corp., 7.50%, 9/15/13	620,000	631
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	671

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Cimarex Energy Co., 7.125%, 5/1/17	275,000	268
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	405
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	675,000	683
Complete Production Services, Inc., 8.00%, 12/15/16 144A	803,000	811
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	748
Forest Oil Corp., 7.25%, 6/15/19 144A	650,000	631
Hanover Compressor Co., 7.50%, 4/15/13	427,000	429
Hanover Compressor Co., 9.00%, 6/1/14	665,000	703
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	675,000	622
Mariner Energy, Inc., 8.00%, 5/15/17	725,000	720
Newfield Exploration Co., 6.625%, 9/1/14	190,000	183
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	1,006
OPTI Canada, Inc., 8.25%, 12/15/14 144A	1,010,000	1,025
Petrohawk Energy Corp., 9.125%, 7/15/13	1,636,000	1,730
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	508
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	633,000	609
Pioneer Natural Resources Co., 6.65%, 3/15/17	1,016,000	961
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	644
Plains Exploration & Production Co., 7.75%, 6/15/15	900,000	893
Pogo Producing Co., 7.875%, 5/1/13	726,000	741
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,060
Range Resources Corp., 7.50%, 5/15/16	235,000	238
Seitel, Inc., 9.75%, 2/15/14 144A	340,000	337
Sesi LLC, 6.875%, 6/1/14	1,145,000	1,114
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	1,235,000	1,260
Tesoro Corp., 6.625%, 11/1/15	1,225,000	1,213
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	1,027
Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,310

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	538,000	541

Total		29,160

Financials (4.4%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17 144A	772,000	755
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,260
General Motors Acceptance Corp. LLC, 6.75%, 12/1/14	905,000	867
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	1,295,000	1,274
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	2,825,000	2,888
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	388
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	595
Residential Capital LLC, 6.50%, 4/17/13	905,000	875
Residential Capital LLC, 6.875%, 6/30/15	905,000	878
Residential Capital LLC, 7.187%, 4/17/09 144A	1,301,000	1,294
SLM Corp., 5.375%, 5/15/14	1,370,000	1,174
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	843

Total		13,091

Foods (3.9%)
Constellation Brands Inc., 7.25%, 5/15/17 144A	925,000	902
Constellation Brands, Inc., 7.25%, 9/1/16	1,235,000	1,204
Dean Foods Co., 7.00%, 6/1/16	915,000	874
Dole Foods Co., 8.625%, 5/1/09	1,965,000	1,959
Outback Steakhouse, Inc., 10.00%, 6/15/15 144A	254,000	243
Pilgrim’s Pride Corp., 7.625%, 5/1/15	843,000	841
Pilgrim’s Pride Corp., 8.375%, 5/1/17	405,000	401
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	1,465,000	1,414
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	685,000	659

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Reynolds America, Inc., 7.625%, 6/1/16	1,545,000	1,636
Smithfield Foods, Inc., 7.75%, 5/15/13	1,310,000	1,330

Total		11,463

Gaming/Leisure/Lodging (8.1%)
AMC Entertainment, Inc., 11.00%, 2/1/16	728,000	804
American Casino & Entertainment, 7.85%, 2/1/12	780,000	801
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,389
Corrections Corp. of America, 6.25%, 3/15/13	1,398,000	1,342
Felcor Lodging LP, 8.50%, 6/1/11	1,117,000	1,174
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	810,000	798
Hertz Corp., 8.875%, 1/1/14	1,295,000	1,350
Host Marriot LP, 7.125%, 11/1/13	2,865,000	2,862
Mandalay Resort Group, 9.375%, 2/15/10	660,000	696
MGM Mirage, Inc., 6.75%, 9/1/12	1,485,000	1,418
MGM Mirage, Inc., 7.5%, 6/1/16	1,800,000	1,708
Park Place Entertainment Corp., 8.125%, 5/15/11	1,775,000	1,853
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	635,000	613
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	384,000	423
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	879
Seminole Hard Rock Entertainment, 7.86%, 3/15/14 144A	540,000	544
Station Casinos, Inc., 6.625%, 3/15/18	615,000	529
Station Casinos, Inc., 6.875%, 3/1/16	685,000	605
Universal City Development Corp., 11.75%, 4/1/10	907,000	961
Universal City Florida, 8.375%, 5/1/10	400,000	409
Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14 144A	675,000	650
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,200,000	2,120

Total		23,928

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (6.5%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	2,215,000	2,245
FMC Finance III SA, 6.875%, 7/15/17 144A	1,265,000	1,240
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	424
HCA, Inc., 6.75%, 7/15/13	905,000	824
HCA, Inc., 9.125%, 11/15/14 144A	782,000	822
HCA, Inc., 9.25%, 11/15/16 144A	3,164,000	3,369
(c)HCA, Inc., 9.625%, 11/15/16 144A	1,273,000	1,368
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	285,000	284
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	750,000	746
Omnicare, Inc., 6.75%, 12/15/13	825,000	788
PTS Acquisition Corp., 9.50%, 4/15/15 144A	997,000	980
Service Corp. International, 6.75%, 4/1/15 144A	855,000	824
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	653
Service Corp. International, 6.75%, 4/1/16	825,000	782
Service Corp. International, 7.375%, 10/1/14	175,000	176
Tenet Healthcare Corp., 7.375%, 2/1/13	985,000	890
Tenet Healthcare Corp., 9.875%, 7/1/14	675,000	668
US Oncology, Inc., 9.00%, 8/15/12	940,000	968
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	340,000	332
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	750,000	819

Total		19,202

Media (10.4%)
CCH I Holdings LLC, 11.75%, 5/15/14	1,075,000	1,056
Charter Communications Holdings LLC, 10.25%, 9/15/10	1,740,000	1,816
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,525,000	1,589
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,040

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
CSC Holdings, Inc., 7.875%, 2/15/18	1,660,000	1,602
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	796
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	416
The DIRECTV Group, Inc., 6.375%, 6/15/15	440,000	414
Echostar DBS Corp., 7.00%, 10/1/13	935,000	921
EchoStar DBS Corp., 7.125%, 2/1/16	555,000	543
Idearc, Inc., 8.00%, 11/15/16	3,745,000	3,782
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	934,000	948
Intelsat Bermuada, Ltd., 11.25%, 6/15/16	658,000	737
Intelsat Bermuada, Ltd., 11.409%, 6/15/13	878,000	931
Kabel Deutschland GMBH, 10.625%, 7/1/14	845,000	925
Lamar Media Corp., 6.625%, 8/15/15	1,305,000	1,236
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,144
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	785,000	789
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	400,000	402
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	390,000	388
Quebecor World, Inc., 9.75%, 1/15/15 144A	900,000	911
R.H. Donnelley Corp., 6.875%, 1/15/13	3,850,000	3,648
R.H. Donnelley Corp., 8.875%, 1/15/16	695,000	723
Sinclair Broadcast Group, 8.00%, 3/15/12	561,000	578
(c)Univision Communications, 9.75%, 3/15/15 144A	1,910,000	1,886
Videotron Ltee, 6.375%, 12/15/15	340,000	323

Total		30,544

Real Estate (1.3%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	376
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	1,120,000	1,081
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,206
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	1,035,000	1,034

Total		3,697

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Services (2.6%)
Allied Waste North America, Inc., 6.875%, 6/1/17	815,000	789
Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,397
ARAMARK Corp., 8.50%, 2/1/15 144A	607,000	618
ARAMARK Corp., 8.856%, 2/1/15 144A	405,000	411
Realogy Corp., 10.50%, 4/15/14 144A	1,925,000	1,833
Realogy Corp., 12.375%, 4/15/15 144A	910,000	830
Travelport LLC, 11.875%, 9/1/16	885,000	977
WCA Waste Corp., 9.25%, 6/15/14	880,000	915

Total		7,770

Structured Product (0.9%)
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	2,670,000	2,707

Total		2,707

Technology (3.2%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,065
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	981,000	937
(c)Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	1,442,000	1,356
Freescale Semiconductor, Inc., 10.125%, 12/15/16 144A	335,000	315
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	440,000	486
NXP BV, 7.875%, 10/15/14	1,240,000	1,221
NXP BV, 9.50%, 10/15/15	615,000	606
Sabre Holdings Corp., 6.35%, 3/15/16	915,000	824
Sanmina Corp., 8.125%, 3/1/16	510,000	474
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	667
Sungard Data Systems, Inc., 9.125%, 8/15/13	1,315,000	1,346

Total		9,297

Telecommunications (5.2%)
Citizens Communications, 9.00%, 8/15/31	2,205,000	2,272
Citizens Communications, 9.25%, 5/15/11	2,025,000	2,187
Embarq Corp., 7.995%, 6/1/36	1,360,000	1,380
Qwest Capital Funding, Inc., 7.90%, 8/15/10	870,000	885

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	377
Qwest Corp., 6.5%, 6/1/17 144A	1,035,000	986
Qwest Corp., 7.50%, 10/1/14	221,000	227
Qwest Corp., 7.875%, 9/1/11	986,000	1,028
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,298
Sprint Capital Corp., 6.90%, 5/1/19	1,445,000	1,430
Windstream Corp., 7.00%, 3/15/19	680,000	649
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,202
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,290

Total		15,211

Transportation-Rail & Other (2.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	680,000	677
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	933,000	998
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	470,000	469
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	1,150,000	1,141
Ship Finance International, Ltd., 8.50%, 12/15/13	545,000	561
Stena AB, 7.50%, 11/1/13	2,305,000	2,329

Total		6,175

Utilities (6.0%)
The AES Corp., 9.375%, 9/15/10	860,000	915
Aquila, Inc., 9.95%, 2/1/11	78,000	84
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	545,000	513
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	815,000	758
Dynegy Holdings, Inc., 8.375%, 5/1/16	910,000	890
Edison Mission Energy, 7.00%, 5/15/17 144A	1,585,000	1,494
Edison Mission Energy, 7.20%, 5/15/19 144A	1,846,000	1,735
Elwood Energy LLC, 8.159%, 7/5/26	1,160,309	1,219
Indiantown Cogeneration LP, 9.77%, 12/15/20	2,175,000	2,455
NRG Energy, Inc., 7.25%, 2/1/14	925,000	927
NRG Energy, Inc., 7.375%, 1/15/17	2,606,000	2,616
NRG Energy, Inc., 7.375%, 2/1/16	430,000	431

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NSG Holdings LLC, 7.75%, 12/15/25 144A	948,000	957
PSEG Energy Holdings LLC, 8.50%, 6/15/11	291,000	308
Sierra Pacific Resources, 8.625%, 3/15/14	392,000	421
TXU Corp., 5.55%, 11/15/14	2,450,000	2,080

Total		17,803

Total Bonds (Cost: $277,730)		276,163

Money Market Investments (4.9%)

Finance Lessors (1.7%)
Thunder Bay Funding, Inc., 5.31%, 7/16/07	5,000,000	4,988

Total		4,988

Finance Services (1.6%)
Alpine Securitization, 5.29%, 7/6/07	5,000,000	4,995

Total		4,995

National Commercial Banks (1.6%)
UBS Finance LLC, 5.35%, 7/2/07	4,600,000	4,599

Total		4,599

Total Money Market Investments (Cost: $14,582)		14,582

Total Investments (98.7%) (Cost $292,312)(a)		290,745

Other Assets, Less Liabilities (1.3%)		3,955

Net Assets (100.0%)		294,700

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $66,341, representing 22.51% of the net assets.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $292,312 and the net unrealized depreciation of investments based on that cost was $1,567 which is comprised of $3,629 aggregate gross unrealized appreciation and $5,196 aggregate gross unrealized depreciation.

(c)	PIK — Payment In Kind

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

PIMCO Multi-Sector Bond Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more that the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2007#	Ending Account Value June 30, 2007	Expenses Paid During Period April 30, 2007 to June 30, 2007*
Actual	$1,000.00	$978.00	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,006.66	$1.57

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2007.

PIMCO Multi-Sector Bond Portfolio

PIMCO Multi-Sector Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Corporate Bonds (82.7%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (2.1%)
L-3 Communications Corp., 7.625%, 6/15/12	1,000,000	1,023
Northwest Airlines, Inc., 7.626%, 10/1/11	89,355	90

Total		1,113

Auto Manufacturing (3.1%)
(b)Arvinmeritor, Inc., 8.75%, 3/1/12	65,000	66
Ford Motor Credit Co., 8.00%, 12/15/16	1,600,000	1,532

Total		1,598

Banking & Finance (6.7%)
(b)American Express Bank FSB/Salt Lake City, UT, 5.38%, 6/22/09	200,000	200
(b)The Bear Stearns Companies, Inc., 5.655%, 1/30/09	100,000	100
Citigroup, Inc., 5.655%, 12/28/09	1,100,000	1,100
The Goldman Sachs Group, Inc., 5.66%, 6/28/10	500,000	503
HBOS PLC, 5.92%, 9/29/49 144A	660,000	619
HSBC Holdings PLC, 6.50%, 5/2/36	760,000	781
Lehman Brothers Holdings, Inc., 5.607%, 11/10/09	200,000	201

Total		3,504

Basic Materials (8.5%)
(b)Abitibi-Consolidated, Inc., 8.55%, 8/1/10	50,000	48
(b)Bowater Canada Finance, 7.95%, 11/15/11	50,000	47
(b)(f)C8 Capital SPV Ltd., 6.64%, 12/31/14	1,000,000	985
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	125,000	133
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	1,500,000	1,439
Graphic Packaging International Corp., 8.50%, 8/15/11	35,000	36
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	100,000	104
Owens-Brockway Glass Containers, 8.875%, 2/15/09	300,000	305

Corporate Bonds (82.7%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Stone Container, 8.00%, 3/15/17	175,000	170
Vale Overseas Ltd., 8.25%, 1/17/34	1,000,000	1,170

Total		4,437

Cable/Media/Broadcasting/Satellite (2.9%)
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	125,000	127
EchoStar DBS Corp., 7.125%, 2/1/16	200,000	196
Qwest Corp., 7.25%, 9/15/25	500,000	499
Viacom, Inc., 5.75%, 4/30/11	690,000	688

Total		1,510

Conglomerate/Diversified Manufacturing (0.9%)
Equistar Chemicals LP / Equistar Funding Corp., 10.125%, 9/1/08	428,000	445

Total		445

Consumer Products (0.1%)
Service Corp. International, 7.625%, 10/1/18	50,000	51

Total		51

Electric Utilities (0.2%)
Nevada Power Co., 6.75%, 7/1/37	50,000	51
Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	76

Total		127

Electronics (0.9%)
Freescale Semiconductor, Inc., 9.235%, 12/15/14 144A	500,000	483

Total		483

Energy (0.4%)
OPTI Canada, Inc., 8.25%, 12/15/14 144A	30,000	30
Reliant Energy, Inc., 7.625%, 6/15/14	75,000	73
Reliant Energy, Inc., 7.875%, 6/15/17	125,000	122

Total		225

Financials (6.8%)
(e)CDRV Investors Inc., 9.625%, 1/1/15	270,000	246

Corporate Bonds (82.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Deutsche Telekom International Finance, 5.54%, 3/23/09	200,000	200
Ford Motor Credit Co. LLC, 6.625%, 6/16/08	200,000	200
(f)General Electric Capital Corp, 4.625%, 9/15/66	980,000	1,263
General Electric Capital Corp., 5.45%, 1/15/13	650,000	643
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	760,000	777
TransCapitalInvest Ltd., for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	201

Total		3,530

Food Processors (5.2%)
(b)Albertson’s, Inc., 7.45%, 8/1/29	125,000	122
(b)America Movil SAB de CV, 5.75%, 1/15/15	1,000,000	986
(b)BHP Billiton Finance USA, Ltd., 5.25%, 12/15/15	950,000	909
H.J. Heinz Co., 6.428%, 12/1/8 144A	660,000	667

Total		2,684

Gaming/Lodging/Leisure (0.8%)
MGM Mirage Inc., 7.5%, 6/1/16	250,000	237
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27	75,000	71
Wynn Las Vegas LLC, 6.625%, 12/1/14	95,000	92

Total		400

Health Care (0.8%)
HCA, Inc., 9.25%, 11/15/16 144A	400,000	426

Total		426

Industrial — Other (0.1%)
Chemtura Corp., 6.875%, 6/1/16	55,000	52

Total		52

Information/Data Technology (2.5%)
Oracle Corp., 5.00%, 1/15/11	1,300,000	1,281

Total		1,281

Oil & Gas Field Machine and Services (1.0%)
SemGroup LP, 8.75%, 11/15/15 144A	500,000	503

Total		503

The Accompanying Notes are an Integral Part of the Financial Statements.

PIMCO Multi-Sector Bond Portfolio

PIMCO Multi-Sector Bond Portfolio

Corporate Bonds (82.7%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (8.8%)
(b)AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	175,000	172
Citic Resources Finance, 6.75%, 5/15/14 144A	200,000	193
El Paso Corp., 7.00%, 6/15/17	200,000	198
(f)GAZ Capital (Gazprom), 8.625%, 4/28/34	2,400,000	2,989
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,000,000	1,015

Total		4,567

Paper and Forest Products (0.8%)
Jefferson Smurfit Corp., 7.50%, 6/1/13	450,000	437

Total		437

Pharmaceuticals (1.0%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	500,000	503

Total		503

Telecommunications (1.3%)
Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	105
Qwest Communications International, 7.50%, 2/15/14	150,000	152
Sprint Nextel Corp., 6.00%, 12/1/16	450,000	427

Total		684

Tobacco (0.4%)
Reynolds America, Inc., 6.75%, 6/15/17	200,000	203

Total		203

Transportation (0.3%)
(b)BW Group, Ltd., 6.625%, 6/28/17 144A	130,000	130

Total		130

Utilities (3.0%)
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	75,000	71
Edison Mission Energy, 7.00%, 5/15/17 144A	1,000,000	942
Nalco Co., 7.75%, 11/15/11	20,000	20
Nalco Co., 8.875%, 11/15/13	20,000	21
NRG Energy, Inc., 7.375%, 1/15/17	500,000	502

Total		1,556

Corporate Bonds (82.7%)	Shares/ $ Par	Value $ (000’s)

Vehicle Parts (0.4%)
(b)ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	63
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150,000	141

Total		204

Yankee Sovereign (23.7%)
(f)Federative Republic of Brazil, 7.125%, 1/20/37	1,500,000	1,620
(f)Federative Republic of Brazil, 12.50%, 1/5/22	3,250,000	2,187
(f)Oriental Republic of Uruguay, 6.875%, 1/19/16	2,000,000	2,883
(f)Republic of South Africa, 13.00%, 8/31/10	21,300,000	3,325
(f)Russian Government International Bond, 7.5%, 3/31/30	1,990,000	2,192
(f)Uruguay Government International Bond, 3.70%, 6/26/37	3,100,000	128

Total		12,335

Total Corporate Bonds (Cost: $44,181)		42,988

Structured Products (19.7%)

Structured Products (19.7%)
Federal National Mortgage Association TBA, 5.50%, 7/1/37	7,500,000	7,233
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.56%, 11/18/35	704,630	707
Freddie Mac, 5.55%, 7/15/37	1,000,000	1,000
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2, 5.43%, 3/25/36	200,000	200
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 5.38%, 12/25/36	86,981	87
Nelnet Student Loan Trust, Series 2006-1, Class A2, 5.37%, 2/23/16	1,028,378	1,028

Total Structured Products (Cost: $10,227)		10,255

Money Market Investments (9.0%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.1%)
(b)United States Treasury Bill, 4.65%, 9/13/07	50,000	50

Total		50

National Commercial Banks (8.9%)
(b)Bank of America Corp., 5.21%, 9/25/07	2,200,000	2,172
(b)UBS Finance LLC, 5.20%, 10/23/07	1,000,000	984
(b)Westpac Banking Corp., 5.24%, 9/18/07	1,500,000	1,483

Total		4,639

Total Money Market Investments (Cost: $4,688)		4,689

Total Investments (111.4%) (Cost $59,096)(a)		57,932

Other Assets, Less Liabilities (-11.4%)		(5,923)

Total Net Assets (100.0%)		52,009

The Accompanying Notes are an Integral Part of the Financial Statements.

PIMCO Multi-Sector Bond Portfolio

PIMCO Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $5,831, representing 11.21% of the net assets.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $63,499 and the net unrealized depreciation of investments based on that cost was $1,164 which is comprised of $41 aggregate gross unrealized appreciation and $1,205 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

Forward Foreign Currency Contract Outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Sell	EUR	3,267	7/2007	$—		$(43)	$(43)
Buy	KRW	120,835	9/2007	—	(m)	—	—	(m)
Buy	MXN	1,541	3/2008	—	(m)	—	—	(m)
Buy	PLN	307	9/2007	1		—	1
Buy	SGD	168	7/2007	—		(1)	(1)
Buy	SGD	167	10/2007	1		—	1
Sell	SGD	66	7/2007	—		— (m)	—	(m)

				$2		$(44)	$(42)

EUR—Euro

KRW—South Korean Won

MXN—Mexican New Peso

PLN—Poland Zloty

SGD—Singapore Dollar

Written options outstanding on June 30, 2007:

Description	Exercise Price	Expiration Date	# of Contracts	Value (000’s)
Call—CBOT U.S. Treasury 10-Year Note September Futures, American Style	$107.000	8/2007	26	$(7)
Put—CBOT U.S. Treasury 10-Year Note September Futures, American Style	$104.000	8/2007	26	(6)

(Premiums Received $14)				$(13)

CBOT—Chicago Board of Trade

(m)	Amount is less than one thousand.

(n)	As of June 30, 2007, portfolio securities with an aggregate market value of $3,883 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

The Accompanying Notes are an Integral Part of the Financial Statements.

PIMCO Multi-Sector Bond Portfolio

Balanced Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,038.50	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative.

Balanced Portfolio

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Domestic Common Stocks and Warrants (38.0%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (25.6%)

Consumer Discretionary (3.9%)
Abercrombie & Fitch Co. — Class A	86,100	6,284
*Comcast Corp. — Class A	307,500	8,647
Fortune Brands, Inc.	74,100	6,104
Hilton Hotels Corp.	229,400	7,678
International Game Technology	174,100	6,911
J.C. Penney Co., Inc.	93,600	6,775
Johnson Controls, Inc.	94,600	10,953
*Kohl’s Corp.	100,200	7,117
The McGraw-Hill Companies, Inc.	108,600	7,393
News Corp. — Class A	423,200	8,976
NIKE, Inc. — Class B	118,000	6,878
Omnicom Group, Inc.	108,600	5,747
Staples, Inc.	277,600	6,587
Starwood Hotels & Resorts Worldwide, Inc.	61,800	4,144
Target Corp.	135,700	8,631
Time Warner, Inc.	353,900	7,446

Total		116,271

Consumer Staples (2.5%)
Altria Group, Inc.	137,600	9,651
Avon Products, Inc.	247,500	9,096
CVS Caremark Corp.	335,600	12,233
Loews Corp. — Carolina Group	84,300	6,514
PepsiCo, Inc.	208,800	13,541
The Procter & Gamble Co.	175,100	10,714
Walgreen Co.	136,700	5,952
Wal-Mart Stores, Inc.	129,200	6,216

Total		73,917

Energy (2.3%)
Baker Hughes, Inc.	110,500	9,296
ConocoPhillips	54,300	4,263
Diamond Offshore Drilling, Inc.	55,200	5,606
EOG Resources, Inc.	101,100	7,386
Exxon Mobil Corp.	205,000	17,195
Schlumberger, Ltd.	113,300	9,624
Valero Energy Corp.	104,900	7,748
XTO Energy, Inc.	96,800	5,818

Total		66,936

Financials (2.4%)
American Express Co.	132,000	8,076
American International Group, Inc.	86,500	6,058
*The Blackstone Group LP	27,100	793
CME Group, Inc.	7,200	3,847
Genworth Financial, Inc.	77,200	2,656
The Goldman Sachs Group, Inc.	46,800	10,145

Large Cap Common Stocks (25.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Host Hotels & Resorts, Inc.	258,600	5,979
JPMorgan Chase & Co.	124,600	6,037
Legg Mason, Inc.	73,000	7,182
Lehman Brothers Holdings, Inc.	104,900	7,817
Prudential Financial, Inc.	83,300	8,099
UBS AG-REG	93,600	5,617

Total		72,306

Health Care (4.0%)
Abbott Laboratories	150,700	8,070
*Amgen, Inc.	70,900	3,920
Baxter International, Inc.	124,500	7,014
*Celgene Corp.	90,600	5,195
*Genentech, Inc.	88,900	6,726
*Gilead Sciences, Inc.	249,000	9,653
Johnson & Johnson	138,600	8,541
Medtronic, Inc.	165,700	8,593
Merck & Co., Inc.	213,400	10,626
Novartis AG, ADR	131,100	7,351
Pfizer, Inc.	190,600	4,874
*St. Jude Medical, Inc.	127,300	5,282
*Thermo Fisher Scientific, Inc.	176,000	9,102
UnitedHealth Group, Inc.	121,700	6,224
Wyeth	145,100	8,320
*Zimmer Holdings, Inc.	98,300	8,345

Total		117,836

Industrials (2.9%)
The Boeing Co.	99,589	9,576
Burlington Northern Santa Fe Corp.	73,000	6,215
Danaher Corp.	129,200	9,755
FedEx Corp.	81,400	9,033
General Electric Co.	352,700	13,502
Honeywell International, Inc.	182,400	10,265
*Spirit Aerosystems Holdings, Inc.	167,300	6,032
Textron, Inc.	72,700	8,005
United Technologies Corp.	176,400	12,513

Total		84,896

Information Technology (6.1%)
Accenture, Ltd. — Class A	229,700	9,852
*Adobe Systems, Inc.	47,200	1,895
*Amdocs, Ltd.	232,200	9,246
*Apple, Inc.	68,900	8,409
*Autodesk, Inc.	104,100	4,901
*BEA Systems, Inc.	436,800	5,980
*Broadcom Corp. — Class A	256,200	7,494
*Cisco Systems, Inc.	415,700	11,577
*Corning, Inc.	299,500	7,652
*eBay, Inc.	164,800	5,303
*Electronic Arts, Inc.	128,300	6,071
*Google, Inc. — Class A	28,100	14,708

Large Cap Common Stocks (25.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Hewlett-Packard Co.	271,700	12,123
Intel Corp.	170,900	4,061
International Business Machines Corp.	74,000	7,789
KLA-Tencor Corp.	152,600	8,385
Maxim Integrated Products, Inc.	224,700	7,507
Microsoft Corp.	411,900	12,139
*Oracle Corp.	431,600	8,507
QUALCOMM, Inc.	227,500	9,871
Telefonaktiebolaget LM Ericsson, ADR	212,500	8,477
Texas Instruments, Inc.	250,000	9,408

Total		181,355

Materials (0.7%)
Monsanto Co.	176,900	11,948
Praxair, Inc.	122,600	8,825

Total		20,773

Telecommunication Services (0.5%)
AT&T, Inc.	207,800	8,623
*NII Holdings, Inc.	83,300	6,726

Total		15,349

Utilities (0.3%)
Exelon Corp.	126,400	9,176

Total		9,176

Total Large Cap Common Stocks		758,815

Mid Cap Common Stocks (9.4%)

Consumer Discretionary (1.7%)
Abercrombie & Fitch Co. — Class A	32,700	2,386
*Bare Escentuals, Inc.	96,600	3,299
*Coach, Inc.	83,300	3,948
*Dollar Tree Stores, Inc.	104,900	4,568
*Focus Media Holding, Ltd., ADR	110,500	5,579
*GameStop Corp. — Class A	179,100	7,003
International Game Technology	97,800	3,883
*Jack in the Box, Inc.	22,400	1,589
*O’Reilly Automotive, Inc.	105,100	3,841
Orient-Express Hotels, Ltd. — Class A	60,900	3,252
*Payless ShoeSource, Inc.	106,600	3,363
Pool Corp.	55,100	2,151
Starwood Hotels & Resorts Worldwide, Inc.	41,800	2,804
*Urban Outfitters, Inc.	103,100	2,477

Total		50,143

Energy (0.8%)
*Cameron International Corp.	81,200	5,803
Diamond Offshore Drilling, Inc.	52,300	5,312

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Mid Cap Common Stocks (9.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Range Resources Corp.	136,900	5,121
Smith International, Inc.	90,300	5,295
*Southwestern Energy Co.	78,200	3,480

Total		25,011

Financials (1.0%)
CME Group, Inc.	7,000	3,741
The Colonial BancGroup, Inc.	94,400	2,357
*IntercontinentalExchange, Inc.	17,500	2,587
*Investment Technology Group, Inc.	112,700	4,883
Legg Mason, Inc.	34,800	3,424
SEI Investments Co.	132,200	3,839
*SVB Financial Group	67,600	3,590
T. Rowe Price Group, Inc.	84,100	4,364

Total		28,785

Health Care (1.6%)
*Celgene Corp.	54,900	3,147
*DaVita, Inc.	144,700	7,796
*Express Scripts, Inc.	113,400	5,671
*Immucor, Inc.	97,200	2,719
*Intuitive Surgical, Inc.	35,800	4,968
*Kyphon, Inc.	60,000	2,889
*Lincare Holdings, Inc.	136,300	5,432
*Pediatrix Medical Group, Inc.	80,400	4,434
*Psychiatric Solutions, Inc.	137,700	4,993
*VCA Antech, Inc.	102,400	3,859
*Ventana Medical Systems, Inc.	27,100	2,094

Total		48,002

Industrials (1.8%)
C.H. Robinson Worldwide, Inc.	77,300	4,060
*Corrections Corp. of America	77,800	4,910
Expeditors International of Washington, Inc.	98,800	4,080
Harsco Corp.	42,200	2,194
J.B. Hunt Transport Services, Inc.	128,600	3,771
Joy Global, Inc.	55,000	3,208
Knight Transportation, Inc.	245,200	4,752
The Manitowoc Co., Inc.	45,600	3,665
*Monster Worldwide, Inc.	51,000	2,096
MSC Industrial Direct Co., Inc. — Class A	97,500	5,363
Ritchie Bros. Auctioneers, Inc.	46,600	2,918
Robert Half International, Inc.	79,700	2,909
*Spirit Aerosystems Holdings, Inc.	119,900	4,323
*Stericycle, Inc.	81,000	3,601

Total		51,850

Information Technology (2.1%)
*Activision, Inc. 209,200	3,906
Amphenol Corp. — Class A	137,000	4,884

Mid Cap Common Stocks (9.4%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Autodesk, Inc.	46,600	2,194
*Citrix Systems, Inc.	107,200	3,609
*Cognizant Technology Solutions Corp. — Class A	59,800	4,490
*Digital River, Inc.	46,700	2,113
FactSet Research Systems, Inc.	74,000	5,058
Harris Corp.	56,900	3,104
KLA-Tencor Corp.	76,500	4,204
*MEMC Electronic Materials, Inc.	88,200	5,391
*Mettler-Toledo International, Inc.	27,200	2,598
Microchip Technology, Inc.	154,800	5,734
*Network Appliance, Inc.	75,200	2,196
*NVIDIA Corp.	81,200	3,354
*ValueClick, Inc.	162,900	4,799
*VeriFone Holdings, Inc.	114,600	4,040

Total		61,674

Materials (0.2%)
*Owens-Illinois, Inc.	64,200	2,247
Praxair, Inc.	72,400	5,212

Total		7,459

Other Holdings (0.1%)
SPDR Metals & Mining ETF	44,700	2,787

Total		2,787

Telecommunication Services (0.1%)
*NeuStar, Inc. — Class A	101,200	2,932

Total		2,932

Total Mid Cap Common Stocks		278,643

Small Cap Common Stocks (3.0%)

Consumer Discretionary (0.5%)
*California Pizza Kitchen, Inc.	19,050	409
*Capella Education Co.	21,000	967
*Citi Trends, Inc.	13,800	524
*Force Protection, Inc.	29,300	605
*GSI Commerce, Inc.	19,800	450
*Hibbett Sports Inc.	15,300	419
*J. Crew Group, Inc.	11,100	600
*LIFE TIME FITNESS, Inc.	26,000	1,384
*LKQ Corp.	50,500	1,245
*Morton’s Restaurant Group, Inc.	26,700	484
*National CineMedia, Inc.	30,300	849
Orient-Express Hotels, Ltd. — Class A	23,600	1,260
*Pinnacle Entertainment, Inc.	29,400	828
Sotheby’s	7,500	345
*The9 Ltd., ADR	16,200	749
*Tween Brands, Inc.	23,000	1,026
*Volcom, Inc.	31,900	1,599
*Zumiez, Inc.	33,900	1,281

Total		15,024

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples (0.1%)
*Central European Distribution Corp.	33,200	1,149
*TreeHouse Foods, Inc.	14,500	386
UAP Holding Corp.	44,500	1,341

Total		2,876

Energy (0.2%)
*Dril-Quip, Inc.	25,600	1,151
*Global Industries, Ltd.	54,500	1,462
*Oceaneering International, Inc.	30,300	1,595
*T-3 Energy Services, Inc.	20,286	679
World Fuel Services Corp.	25,900	1,089

Total		5,976

Financials (0.2%)
*FCStone Group, Inc.	11,400	653
*Global Cash Access Holdings, Inc.	81,300	1,302
Greater Bay Bancorp	17,250	480
Greenhill & Co., Inc.	16,500	1,134
*Interactive Brokers Group, Inc. — Class A	11,400	309
*KBW, Inc.	28,200	829
optionsXpress Holdings, Inc.	34,000	872
*Portfolio Recovery Associates, Inc.	15,000	900
PrivateBancorp, Inc.	4,800	138

Total		6,617

Health Care (0.4%)
*Adams Respiratory Therapeutics, Inc.	14,800	583
*Allscripts Healthcare Solutions, Inc.	28,600	729
*Digene Corp.	27,000	1,621
*Hologic, Inc.	6,500	360
*Kyphon, Inc.	28,500	1,372
Meridian Bioscience, Inc.	31,650	686
*Natus Medical, Inc.	74,300	1,183
*Noven Pharmaceuticals, Inc.	41,900	983
*Obagi Medical Products, Inc.	36,700	650
*Pediatrix Medical Group, Inc.	17,400	960
*Providence Service Corp.	54,400	1,454
*Psychiatric Solutions, Inc.	38,100	1,382
*Thoratec Corp.	34,300	631

Total		12,594

Industrials (0.5%)
*The Advisory Board Co.	28,600	1,589
*American Commercial Lines, Inc.	18,200	474
Bucyrus International, Inc. — Class A	21,100	1,493
C.H. Robinson Worldwide, Inc.	16,500	866
*Corrections Corp. of America	24,200	1,527
*Houston Wire & Cable Co.	36,900	1,048
*Huron Consulting Group, Inc.	18,600	1,358
Interface, Inc. — Class A	75,800	1,430

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Knight Transportation, Inc.	69,100	1,339
Knoll, Inc.	51,800	1,160
*Marlin Business Services Corp.	38,600	823
*VistaPrint, Ltd.	18,100	692

Total		13,799

Information Technology (0.9%)
*Aruba Networks, Inc.	33,000	663
*Bankrate, Inc.	17,900	858
*Blackboard, Inc.	52,000	2,190
*comScore, Inc.	523	12
*Comtech Group, Inc.	39,700	655
*Cymer, Inc.	14,100	567
*Data Domain, Inc.	3,100	71
*DealerTrack Holdings, Inc.	54,200	1,997
*Diodes, Inc.	30,700	1,282
*Forrester Research, Inc.	22,800	641
*IHS, Inc. — Class A	9,800	451
*Kenexa Corp.	62,800	2,368
*Limelight Networks, Inc.	41,906	829
*Loopnet, Inc.	18,200	425
*Macrovision Corp.	35,700	1,073

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Mellanox Technologies, Ltd.	25,700	533
*MKS Instruments, Inc.	16,300	452
*Netlogic Microsystems, Inc.	28,700	914
*Polycom, Inc.	10,600	356
*Riverbed Technology, Inc.	12,100	530
*Silicon Image, Inc.	72,100	619
*SiRF Technology Holdings, Inc.	31,600	655
*Sohu.com, Inc.	45,400	1,452
*SonicWALL, Inc.	62,400	536
*Spreadtrum Communications, Inc.	3,100	45
*Switch & Data Facilities Co.	71,300	1,368
*Synaptics, Inc.	19,100	684
*Synchronoss Technologies, Inc.	34,700	1,018
Syntel, Inc.	9,878	300
*Tessera Technologies, Inc.	20,100	592
*THQ, Inc.	52,000	1,587
*The Ultimate Software Group, Inc.	45,700	1,322
*ValueClick, Inc.	20,100	592

Total		27,888

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Materials (0.1%)
A.M. Castle & Co.	7,100	255
Airgas, Inc.	30,100	1,442
Silgan Holdings, Inc.	15,500	857

Total		2,554

Telecommunication Services (0.0%)
*Glu Mobile, Inc.	27,986	389

Total		389

Utilities (0.1%)
ITC Holdings Corp.	42,300	1,719

Total		1,719

Total Small Cap Common Stocks		89,436

Total Domestic Common Stocks and Warrants (Cost: $871,973)		1,126,894

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (1.8%)
British Sky Broadcasting Group PLC	United Kingdom	162,970	2,050
Burberry Group PLC	United Kingdom	191,280	2,614
*Central European Media Enterprises, Ltd.	Czech Republic	26,715	2,607
Compagnie Financiere Richemont SA	Switzerland	38,025	2,288
Esprit Holdings, Ltd.	Hong Kong	221,200	2,816
Fiat SPA	Italy	164,175	4,891
*Focus Media Holding, Ltd.	China	62,300	3,147
Hugo Boss AG	Germany	37,270	2,231
Inditex SA	Spain	54,830	3,234
Intercontinental Hotels Group PLC	United Kingdom	97,323	2,408
Kuoni Reisen Holding	Switzerland	3,645	2,188
Makita Corp.	Japan	45,500	2,035
Point, Inc.	Japan	36,850	2,181
PPR	France	14,610	2,549
Renault SA	France	9,610	1,541
Sol Melia SA	Spain	124,470	2,768
Swatch Group AG	Switzerland	10,025	2,847
Toyota Motor Corp.	Japan	35,800	2,257
*Urbi Desarollos Urbanos SA	Mexico	708,400	3,200
WPP Group PLC	United Kingdom	145,485	2,161

Total			52,013

Consumer Staples (0.8%)
*Barry Callebaut AG	Switzerland	3,600	2,727
Coca Cola Hellenic Bottling Co. SA	Greece	59,930	2,757
Heineken NV	Netherlands	43,985	2,584
Iaws Group PLC	Ireland	89,880	1,882
InBev NV	Belgium	31,690	2,509
Kerry Group PLC	Ireland	63,175	1,764

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
Reckitt Benckiser PLC	United Kingdom	71,210	3,899
Tesco PLC	United Kingdom	338,310	2,814
Unilever NV	Netherlands	39,750	1,236
Woolworths, Ltd.	Australia	113,925	2,607

Total			24,779

Energy (0.4%)
*Artumas Group, Inc.	Norway	98,200	991
Cameco Co.	Canada	61,355	3,110
*China Coal Energy Co.	China	1,308,000	1,961
*Electromagnetic GeoServices AS	Norway	51,550	1,031
Expro International Group	United Kingdom	69,650	1,357
*Petroleum Geo-Services ASA	Norway	100,500	2,487
Reliance Industries, Ltd.	India	30,355	1,264
*Seajacks International, Ltd.	Norway	18,050	187

Total			12,388

Financials (1.7%)
Admiral Group PLC	United Kingdom	114,451	2,031
Aeon Mall Co., Ltd.	Japan	80,500	2,469
Allianz SE	Germany	15,045	3,526
Allied Irish Banks PLC	Ireland	51,205	1,392
Anglo Irish Bank Corp PLC	Ireland	256,470	5,215
Ardepro Co., Ltd.	Japan	6,550	2,039
AXA SA	France	66,645	2,860
Azimut Holding SPA	Italy	201,030	3,404
*Banca Popolare Italiana Scrl	Italy	84,890	1,297
Banco Espanol de Credito SA	Spain	81,000	1,835
Banco Espirito Santo SA	Portugal	57,475	1,280
Banco Popolare di Verona e Novara Scrl	Italy	42,540	1,232
Credit Suisse Group	Switzerland	41,765	2,962

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	38,390	2,997
Hopson Development Holdings, Ltd.	Hong Kong	240,000	674
Hypo Real Estate Holding AG	Germany	36,600	2,371
Manulife Financial Corp.	Canada	38,000	1,418
Piraeus Bank SA	Greece	82,670	3,025
*Scandinavian Property Development ASA	Norway	74,060	590
*TAG Tegernsee Immobilien Und Beteiligungs AG	Germany	102,669	1,264
The Toronto-Dominion Bank	Canada	26,900	1,839
Uncredito Italiano Spa	Italy	300,970	2,677

Total			48,397

Health Care (0.7%)
*Actelion, Ltd.	Switzerland	30,410	1,357
CSL, Ltd.	Australia	47,105	3,502
Daiichi Sankyo Co., Ltd.	Japan	85,500	2,272
Merck KGaA	Germany	15,260	2,099
Nobel Biocare Holding AG	Switzerland	7,235	2,362
Stada Arzneimittel AG	Germany	41,215	2,620
Takeda Pharmaceutical Co., Ltd.	Japan	19,400	1,252
Terumo Corp.	Japan	62,500	2,412
*William Demant Holding A/S	Denmark	25,325	2,499

Total			20,375

Industrials (2.5%)
ABB, Ltd., ADR	Switzerland	196,200	4,433
Aker Yards ASA	Norway	92,900	1,605
*Alstom	France	20,060	3,340
Atlas Copco AB	Sweden	151,800	2,534
Bharat Heavy Electricals, Ltd.	India	66,700	2,511
CAE, Inc.	Canada	258,500	3,497
Capita Group PLC	United Kingdom	215,665	3,126
China Infrastructure Machinery Holdings, Ltd.	China	606,000	1,326
Cosco Corp., Singapore, Ltd.	Singapore	204,000	500
*Deutz AG	Germany	52,365	679
Flsmidth & Co A/S	Denmark	42,400	3,327
*Grafton Group PLC	Ireland	101,675	1,462
Hopewell Holdings	Hong Kong	445,000	1,813
IVCRL Infrastructures & Projects, Ltd.	India	220,945	1,944
Komatsu, Ltd.	Japan	86,400	2,502
Kuehne & Nagel International AG	Switzerland	33,600	3,095
Metso Oyj	Finland	52,690	3,094
Michael Page International PLC	United Kingdom	320,678	3,371
MTU Aero Engines Holding AG	Germany	54,460	3,533
*Prysmian SPA	Italy	68,330	1,674
PT Berlian Laju Tanker Tbk	Indonesia	8,391,000	1,905
Sembcorp Marine, Ltd.	Singapore	990,000	3,166
SGS SA	Switzerland	2,490	2,947
Siemens AG	Germany	28,050	4,034
*Thielert AG	Germany	11,300	345
Tianjin Development Holdings, Ltd.	Hong Kong	1,907,000	2,076

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
TNT NV	Netherlands	53,950	2,433
Vinci SA	France	45,540	3,397
Wavin NV	Netherlands	110,735	2,664

Total			72,333

Information Technology (0.9%)
*Autonomy Corp. PLC	United Kingdom	215,865	3,092
*Blinkx PLC	United Kingdom	215,865	189
Cap Gemini SA	France	29,890	2,186
EVS Broadcast Equipment SA	Belgium	16,180	1,330
*Gresham Computing PLC	United Kingdom	126,002	318
Kontron AG	Germany	182,410	3,429
Neopost SA	France	20,710	3,029
Nippon Electric Glass Co., Ltd.	Japan	186,000	3,266
Star Micronics Co., Ltd.	Japan	130,800	3,481
Sumco Corp.	Japan	21,200	1,061
*Temenos Group AG	Switzerland	146,550	3,517
Vtech Holdings, Ltd.	Hong Kong	338,000	2,859

Total			27,757

Materials (1.0%)
Akzo Nobel NV	Netherlands	29,185	2,518
Anglo American PLC	United Kingdom	50,675	2,930
BHP Billiton, Ltd.	Australia	110,635	3,302
Companhia Vale do Rio Doce, ADR	Brazil	87,500	3,898
*Crew Minerals ASA	Norway	433,100	1,265
CRH PLC	Ireland	68,685	3,398
*Gammon Gold, Inc.	Canada	50,575	638
Imperial Chemical Industries PLC	United Kingdom	243,845	3,005
K+S AG	Germany	26,905	4,116
Sika AG	Switzerland	940	1,918
*Smurfit Kappa Group PLC	Ireland	48,940	1,224
Syngenta AG	Switzerland	12,665	2,469

Total			30,681

Other Holdings (0.8%)
iShares MSCI Brazil Index Fund	Brazil	116,590	7,161
iShares MSCI South Korea Index Fund	South Korea	133,635	8,059
iShares MSCI Taiwan Index Fund	Taiwan	165,390	2,646
Nomura ETF — Nikkei 225	Japan	16,960	2,519
Nomura Topix ETF	Japan	164,200	2,386

Total			22,771

Telecommunications (0.3%)
*Bharti Airtel, Ltd.	India	72,885	1,496
China Mobile, Ltd.	Hong Kong	152,000	1,635
*Freenet AG	Germany	79,530	2,590
Tele2 AB	Sweden	123,740	2,019
*Telenor ASA	Norway	116,600	2,276

Total			10,016

Utilities (0.2%)
Cez	Czech Republic	51,715	2,672
PT Perusahaan Gas Negara	Indonesia	606,500	634
Veolia Environnement	France	33,055	2,584

Total			5,890

Total Foreign Common Stocks (Cost: $330,199)			327,400

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.9%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	2,565,000	2,508
Boeing Capital Corp., 4.75%, 8/25/08	3,359,000	3,336
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,270
General Dynamics Corp., 4.25%, 5/15/13	890,000	833
L-3 Communications Corp., 6.375%, 10/15/15	5,735,000	5,420
L-3 Communications Corp., 7.625%, 6/15/12	850,000	870
Lockheed Martin Corp., 6.15%, 9/1/36	1,720,000	1,715
Raytheon Co., 5.50%, 11/15/12	4,584,000	4,566

Total		25,518

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	2,590,000	2,597
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	315,000	398

Total		2,995

Banking (1.7%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,605,000	2,614
Bank of America Corp., 5.42%, 3/15/17	2,880,000	2,761
Bank of America Corp., 5.625%, 10/14/16	2,680,000	2,638
Bank of America NA, 5.30%, 3/15/17	1,055,000	1,007
Bank of New York, 4.95%, 1/14/11	1,550,000	1,527
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,387
Barclays Bank PLC, 5.926%, 12/15/16 144A	1,405,000	1,358
BB&T Corp., 4.90%, 6/30/17	975,000	897
BNP Paribas, 7.195%, 6/25/37 144A	300,000	303
Citigroup, Inc., 5.50%, 2/15/17	5,360,000	5,190
Credit Argicole SA, 6.637%, 5/31/17 144A	525,000	510
Credit Suisse Guernsey Ltd., 5.86%, 5/15/49	210,000	202
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	880,000	838
JP Morgan Chase & Co., 6.125%, 6/27/17	470,000	474
JPMorgan Chase Bank NA, 5.875%, 6/13/16	3,055,000	3,060

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,443
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,599
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,147
Northern Trust Corp., 5.30%, 8/29/11	795,000	792
PNC Funding Corp., 5.625%, 2/1/17	650,000	637
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,729
UnionBanCal Corp., 5.25%, 12/16/13	810,000	788
US Bank NA, 4.80%, 4/15/15	2,680,000	2,509
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,687
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,064
Wachocvia Corp., 5.75%, 6/15/17	1,610,000	1,588
Wells Fargo Bank NA, 5.75%, 5/16/16	90,000	90
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,201

Total		51,040

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	2,000,000	1,870
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	515,000	473
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	155,000	146
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,093
Constellation Brands, Inc., 7.25%, 9/1/16	2,370,000	2,311
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,533
PepsiAmericas, Inc., 4.875%, 1/15/15	2,175,000	2,046
PepsiCo, Inc., 5.15%, 5/15/12	1,075,000	1,062
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,639

Total		13,173

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	801

Total		801

Cable/Media/Broadcasting/Satellite (0.8%)
CBS Corp., 6.625%, 5/15/11	460,000	472

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Clear Channel Communications, Inc., 6.25%, 3/15/11	3,275,000	3,152
Comcast Corp., 5.875%, 2/15/18	3,560,000	3,448
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,358
Historic TW, Inc., 6.625%, 5/15/29	325,000	316
News America, Inc., 6.40%, 12/15/35	640,000	609
News America, Inc., 6.15%, 3/1/37 144A	110,000	101
Rogers Cable, Inc., 5.50%, 3/15/14	3,970,000	3,850
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	202
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,191
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	1,310,000	1,286
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	230,000	222
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,535
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,894
Viacom Inc., 5.75%, 4/30/11	1,080,000	1,078

Total		24,714

Conglomerate/Diversified Manufacturing (0.1%)
General Electric Co., 5.00%, 2/1/13	1,000,000	970
Honeywell International, Inc., 5.30%, 3/15/17	515,000	495
United Technologies Corp., 6.35%, 3/1/11	1,120,000	1,152

Total		2,617

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,260
Fortune Brands, Inc., 5.375%, 1/15/16	935,000	868
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,867
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	607

Total		9,602

Electric Utilities (2.3%)
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	403
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	430

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	259
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	290
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,287
Consolidated Edison Co. of New York, 5.375%, 12/15/15	560,000	543
Consolidated Edison Co. of New York, 5.50%, 9/15/16	605,000	589
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,500
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,856
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,721
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	933
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	974
Florida Power & Light Co., 5.625%, 4/1/34	1,065,000	998
Florida Power Corp., 4.50%, 6/1/10	3,636,000	3,536
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,242
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,495
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,361,710	1,311
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,138
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 144A	260,000	245
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	842
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,788
Nevada Power Co., 6.50%, 5/15/18	1,560,000	1,576
Northern States Power Co., 5.25%, 10/1/18	270,000	253
Oncor Electric Delivery Co., 6.375%, 1/15/15	1,340,000	1,359
Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	919
Pacific Gas & Electric Co., 5.80%, 3/1/37	255,000	238
Pacific Gas & Electric Co., 6.05%, 3/1/34	1,035,000	1,003
PacifiCorp, 5.45%, 9/15/13	4,040,000	3,980
PacifiCorp, 5.75%, 4/1/37	840,000	787
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,270

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Electric Utilities Corp., 5.875%, 8/15/07	725,000	725
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	219
PPL Energy Supply LLC, 6.00%, 12/15/36	425,000	383
Progress Energy, Inc., 6.85%, 4/15/12	1,155,000	1,211
Public Service Co. of Colorado, 5.50%, 4/1/14	1,320,000	1,299
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,450
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,600,000	1,502
Puget Sound Energy, Inc., 3.363%, 6/1/08	2,465,000	2,418
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,109
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	533
Southern California Edison Co., 5.00%, 1/15/16	2,055,000	1,941
Southern California Edison Co., 5.55%, 1/15/37	320,000	296
Tampa Electric Co., 6.15%, 5/15/37	385,000	373
Tampa Electric Co., 6.55%, 5/15/36	520,000	531
Toledo Edison Co. 6.15%, 5/15/37	2,675,000	2,508
Union Electric Co., 6.40%, 6/15/17	180,000	184
Virginia Electric & Power Co., 6.00%, 5/15/37	2,370,000	2,265
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	789

Total		70,501

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	280,000	273

Total		273

Food Processors (0.4%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	215,000	216
General Mills, Inc., 5.70%, 2/15/17	970,000	945
Kellogg Co., 6.60%, 4/1/11	4,675,000	4,834
Kraft Foods, Inc., 5.25%, 10/1/13	560,000	538
Kraft Foods, Inc., 6.25%, 6/1/12	4,020,000	4,086

Total		10,619

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	590,000	472
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,562

Total		2,034

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines (0.2%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,936
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,880
Kinder Morgan Finance, 5.35%, 1/5/11	2,440,000	2,387
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	193

Total		6,396

Independent Finance (0.4%)
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	967
GMAC LLC, 6.00%, 12/15/11	2,135,000	2,030
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,273
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,107
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,828

Total		11,205

Industrials — Other (0.2%)
Centex Corp., 5.45%, 8/15/12	765,000	730
Centex Corp., 7.875%, 2/1/11	335,000	352
DR Horton, Inc., 5.375%, 6/15/12	540,000	507
DR Horton, Inc., 7.875%, 8/15/11	160,000	166
KB HOME, 7.75%, 2/1/10	2,250,000	2,238
Lennar Corp., 5.95%, 10/17/11	1,125,000	1,109

Total		5,102

Information/Data Technology (0.0%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	686
Siemens AG, 5.75%, 10/17/16 144A	645,000	636

Total		1,322

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,310
John Deere Capital Corp., 5.50%, 4/13/17	525,000	512

Total		1,822

Metals/Mining (0.1%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	954
Alcoa, Inc., 5.72%, 2/23/19	630,000	597
Alcoa, Inc., 5.90%, 2/1/27	1,035,000	963

Total		2,514

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Mortgage Banking (0.2%)
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	725
Residential Capital LLC, 6.00%, 2/22/11	2,285,000	2,211
Residential Capital LLC, 6.50%, 4/17/13	2,090,000	2,020

Total		4,956

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	785,000	755

Total		755

Oil and Gas (1.2%)
Anadarko Finance Co., 5.95%, 9/15/16	810,000	791
Anadarko Petroleum Corp., 6.45%, 9/15/36	495,000	476
Anadarko Petroleum Corp., 7.50%, 5/1/31	1,040,000	1,117
Apache Corp., 5.625%, 1/15/17	210,000	205
Apache Corp., 6.00%, 1/15/37	245,000	234
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	400,000	387
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	400,000	378
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	315,000	309
Conoco Funding Co., 6.35%, 10/15/11	3,230,000	3,332
ConocoPhilips Canada Funding Co., 5.30%, 4/15/12	1,390,000	1,374
ConocoPhilips Canada Funding Co., 5.625%, 10/15/16	365,000	359
Devon Energy Corp., 7.95%, 4/15/32	250,000	292
Devon Financing Corp. ULC, 6.875%, 9/30/11	3,040,000	3,175
Encana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,070
Hess Corp., 7.125%, 3/15/33	355,000	373
Nexen, Inc., 5.875%, 3/10/35	1,955,000	1,754
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,784
Pemex Project Funding Master Trust, 5.75%, 12/15/15	3,540,000	3,474
Petro-Canada, 5.95%, 5/15/35	995,000	916
Pioneer Natural Resource, 6.875%, 5/1/18	1,840,000	1,744
Suncoc, Inc., 5.75%, 1/15/17	825,000	795

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	418
Talisman Energy, Inc., 5.85%, 2/1/37	2,185,000	1,929
Tesoro Corp., 6.25%, 11/1/12	2,070,000	2,054
Tesoro Corp., 6.50%, 6/1/17 144A	2,615,000	2,556
Valero Energy Corp., 6.125%, 6/15/17	260,000	259
Valero Energy Corp., 6.625%, 6/15/37	1,280,000	1,274
XTO Energy, Inc., 5.30%, 6/30/15	260,000	248

Total		34,077

Other Finance (0.2%)
Capmark Financial Group, 6.30%, 5/10/17 144A	320,000	315
SLM Corp., 5.375%, 5/15/14	1,300,000	1,114
SLM Corp., 5.45%, 4/25/11	4,560,000	4,222

Total		5,651

Other Holdings (1.8%)
CDX North America High Yield, 7.5%, 6/29/12	25,000,000	23,656
CDX North America High Yield, 7.625%, 6/29/12	30,000,000	28,369

Total		52,025

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	798

Total		798

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	130,000	132

Total		132

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,533
Wyeth, 5.95%, 4/1/37	750,000	717

Total		4,250

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,442
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,500
The Progressive Corp., 6.70%, 6/15/37	315,000	313
The Travelers Companies, Inc., 6.25%, 6/15/37	435,000	421

Total		7,676

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Railroads (0.7%)
Burlington North Santa Fe, 6.125%, 3/15/09	5,600,000	5,658
Burlington North Santa Fe, 6.15%, 5/1/37	415,000	403
Canadian Pacific Railway Co., 5.95%, 5/15/37	370,000	348
CSX Corp., 6.15%, 5/1/37	830,000	797
Norfolk Southern Corp., 6.20%, 4/15/09	1,390,000	1,406
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,472
Union Pacific Corp., 5.65%, 5/1/17	1,045,000	1,016
Union Pacific Corp., 6.65%, 1/15/11	1,390,000	1,434
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,870

Total		19,404

Real Estate Investment Trusts (0.8%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	851
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	497
BRE Properties, Inc., 5.50%, 3/15/17	420,000	404
Colonial Realty LP, 6.05%, 9/1/16	360,000	358
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,504
Duke Realty LP, 5.95%, 2/15/17	835,000	832
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,879
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,908
Health Care Property Investors, Inc., 6.00%, 1/30/17	400,000	392
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,198
ProLogis, 5.50%, 3/1/13	2,000,000	1,977
ProLogis, 5.75%, 4/1/16	1,190,000	1,174
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	4,640,000	4,635
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,528
Simon Property Group LP, 5.60%, 9/1/11	890,000	890
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,579

Total		23,606

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	985,000	919
CVS/Caremark Corp., 6.125%, 8/15/16	890,000	882

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug continued
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	693
The Kroger Co., 6.80%, 12/15/18	90,000	91
The Kroger Co., 7.00%, 5/1/18	375,000	384

Total		2,969

Retail Stores (0.7%)
Costco Wholesale Corp., 5.30%, 3/15/12	195,000	194
Costco Wholesale Corp., 5.50%, 3/15/17	1,730,000	1,687
Federated Department Stores, Inc., 5.90%, 12/1/16	535,000	521
Federated Retail Holdings, Inc., 5.35%, 3/15/12	645,000	634
Federated Retail Holdings, Inc., 6.30%, 4/1/09	3,785,000	3,821
The Home Depot, Inc., 5.875%, 12/16/36	5,340,000	4,757
JC Penney Corp., Inc., 5.75%, 2/15/18	130,000	126
JC Penney Corp., Inc., 6.375%, 10/15/36	260,000	248
JC Penney Corp., Inc., 6.875%, 10/15/15	515,000	532
JC Penny Corp., Inc., 7.95%, 4/1/17	610,000	676
Macy’s Retail Holdings Inc., 7.00%, 2/15/28	120,000	116
May Department Stores Co., 6.65%, 7/15/24	90,000	85
Target Corp., 5.375%, 5/1/17	1,510,000	1,445
Target Corp., 5.40%, 10/1/08	5,605,000	5,597
Wal-Mart Stores, Inc., 5.375%, 4/5/17	375,000	364
Wal-Mart Stores, Inc., 5.875%, 4/5/27	790,000	764

Total		21,567

Security Brokers and Dealers (0.6%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,518
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,140,000	2,051
Goldman Sachs Group, Inc., 5.75%, 10/1/16	1,170,000	1,143
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	2,385,000	2,317
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	1,010,000	995
Merrill Lynch & Co. Inc., 5.70%, 5/2/17	3,385,000	3,259
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	375,000	365

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,661
Morgan Stanley, 5.45%, 1/9/17	765,000	724
Morgan Stanley, 5.75%, 10/18/16	330,000	322
Morgan Stanley, 6.25%, 8/9/26	1,035,000	1,031

Total		17,386

Telecommunications (1.1%)
AT&T Corp., 8.00%, 11/15/31	2,380,000	2,829
British Telecom PLC, 8.625%, 12/15/30	515,000	674
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	2,919
Deutsche Telekom International Finance, 5.75%, 3/23/16	665,000	649
Embarq Corp., 6.738%, 6/1/13	835,000	851
Embarq Corp., 7.082%, 6/1/16	1,940,000	1,951
Embarq Corp., 7.995%, 6/1/36	1,230,000	1,248
France Telecom SA, 8.50%, 3/1/31	975,000	1,225
Rogers Wireless, Inc., 6.375%, 3/1/14	1,755,000	1,774
Sprint Capital Corp., 6.90%, 5/1/19	2,535,000	2,509
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,083
Sprint Capital Corp., 8.75%, 3/15/32	470,000	528
Telecom Italia Capital, 4.00%, 1/15/10	3,360,000	3,230
Telecom Italia Capital, 6.20%, 7/18/11	1,620,000	1,640
Verizon Communications, Inc., 5.50%, 4/1/17	1,470,000	1,417
Verizon Communications, Inc., 5.55%, 2/15/16	2,135,000	2,080
Verizon Global Funding Corp., 5.85%, 9/15/35	1,425,000	1,307
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,797

Total		32,711

Tobacco (0.1%)
Reynolds America, Inc., 6.75%, 6/15/17	215,000	218
Reynolds America, Inc., 7.25%, 6/15/37	215,000	221
Reynolds America, Inc., 7.625%, 6/1/16	2,175,000	2,303

Total		2,742

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,376
Johnson Controls, Inc., 5.50%, 1/15/16	1,090,000	1,055
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	490

Total		2,921

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	2,007

Total		2,007

Total Investment Grade Segment (Cost: $491,204)		477,881

Governments (4.2%)

Governments (4.2%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	4,993
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,686
Aid-Israel, 5.50%, 4/26/24	9,840,000	9,749
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,427
Overseas Private Investment, 4.10%, 11/15/14	3,253,120	3,086
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,890
(g)US Treasury, 4.50%, 4/30/09	23,030,000	22,872
(g)US Treasury, 4.50%, 4/30/12	10,905,000	10,702
(g)US Treasury, 4.50%, 5/15/17	19,150,000	18,360
(g)US Treasury, 4.50%, 2/15/36	15,820,000	14,325
US Treasury, 4.75%, 11/15/08	740,000	738
US Treasury, 4.75%, 5/31/12	14,500,000	14,387

Total Governments (Cost: $123,956)		124,215

Structured Products (23.2%)

Structured Products (23.2%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	22,665,000	21,576
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.635%, 2/14/43 IO	92,779,305	3,104

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	4,469,258	4,469
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.41%, 5/25/37	5,046,902	5,047
Banc of America Mortgage Securities, Series 2004-G, Class 2AG, 4.657%, 8/25/34	5,332,000	5,254
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.516%, 6/25/34	11,842,000	11,606
Capital One Auto Finance Trust, Series 2006-A, Class A2, 5.31%, 5/15/09	1,666,045	1,667
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	2,580,000	2,502
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	3,649,819	3,602
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	3,978,969	3,948
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,756
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.019%, 2/18/31 IO	142,759,119	1,644
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.649%, 10/15/30 IO 144A	4,673,776	61
Fannie Mae Whole Loan, 6.25%, 5/25/42	8,306,812	8,352
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,309,111	2,139
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,952,820	2,810
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	7,689,170	7,301
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,261,087	3,160

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	913,362	883
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	3,287,473	3,179
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,762,251	1,704
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	38,087,083	35,795
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	20,593,115	19,354
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,223,922	1,208
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,285,406	2,255
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	383,666	379
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,199,365	3,154
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	9,192,975	9,054
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	4,337,356	4,193
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	29,678,731	28,640
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	642,088	653
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	9,485,708	9,506
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/2037	7,606,000	7,128
Federal Home Loan Mortgage Corp. TBA, 6.00%, 8/1/2037	56,477,000	55,896
Federal Home Loan Mortgage Corp. TBA, 6.50%, 8/1/37	5,464,000	5,514
Federal National Mortgage Association, 4.00%, 6/1/19	1,510,180	1,401
Federal National Mortgage Association, 4.50%, 6/1/19	11,201,285	10,657

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 8/1/19	1,630,245	1,551
Federal National Mortgage Association, 4.50%, 12/1/19	1,256,729	1,196
Federal National Mortgage Association, 4.50%, 7/1/20	4,710,086	4,471
Federal National Mortgage Association, 4.50%, 7/1/35	2,000,001	1,820
Federal National Mortgage Association, 4.50%, 12/1/35	1,523,000	1,386
Federal National Mortgage Association, 5.00%, 3/1/20	3,859,562	3,736
Federal National Mortgage Association, 5.00%, 4/1/20	1,639,806	1,586
Federal National Mortgage Association, 5.00%, 5/1/20	6,052,857	5,854
Federal National Mortgage Association, 5.00%, 4/1/35	4,431,681	4,164
Federal National Mortgage Association, 5.00%, 7/1/35	5,769,527	5,421
Federal National Mortgage Association, 5.00%, 10/1/35	2,388,829	2,244
Federal National Mortgage Association, 5.00%, 2/1/37	4,999,999	4,685
Federal National Mortgage Association, 5.00%, 5/1/37	11,999,999	11,244
Federal National Mortgage Association, 5.17%, 1/1/16	4,133,098	4,022
Federal National Mortgage Association, 5.285%, 4/1/16	10,823,117	10,630
Federal National Mortgage Association, 5.32%, 4/1/14	2,700,136	2,653
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,844
Federal National Mortgage Association, 5.50%, 4/1/21	2,771,428	2,731
Federal National Mortgage Association, 5.50%, 9/1/34	1,208,557	1,170
Federal National Mortgage Association, 5.50%, 3/1/35	10,012,282	9,681

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 7/1/35	2,064,803	1,997
Federal National Mortgage Association, 5.50%, 8/1/35	3,795,964	3,670
Federal National Mortgage Association, 5.50%, 9/1/35	21,144,630	20,446
Federal National Mortgage Association, 5.50%, 10/1/35	9,645,919	9,327
Federal National Mortgage Association, 5.50%, 11/1/35	22,838,507	22,084
Federal National Mortgage Association, 5.50%, 12/1/36	8,795,810	8,487
Federal National Mortgage Association, 5.50%, 1/1/37	4,836,354	4,665
Federal National Mortgage Association, 5.50%, 2/1/37	15,480,774	14,933
Federal National Mortgage Association, 6.00%, 5/1/35	598,863	593
Federal National Mortgage Association, 6.00%, 6/1/35	1,331,441	1,319
Federal National Mortgage Association, 6.00%, 7/1/35	8,482,683	8,406
Federal National Mortgage Association, 6.00%, 8/1/35	747,820	741
Federal National Mortgage Association, 6.00%, 10/1/35	1,906,891	1,890
Federal National Mortgage Association, 6.00%, 11/1/35	9,445,178	9,360
Federal National Mortgage Association, 6.00%, 9/1/36	5,252,215	5,199
Federal National Mortgage Association, 6.50%, 9/1/31	1,383,480	1,410
Federal National Mortgage Association, 6.50%, 11/1/35	2,055,162	2,077
Federal National Mortgage Association, 6.50%, 12/1/35	2,822,914	2,853
Federal National Mortgage Association, 6.50%, 4/1/36	1,922,871	1,942
Federal National Mortgage Association, 6.50%, 11/1/36	718,350	725

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 12/1/36	2,721,266	2,748
Federal National Mortgage Association, 6.50%, 2/1/37	2,937,186	2,966
Federal National Mortgage Association, 6.50%, 3/1/37	34,697,084	35,027
Federal National Mortgage Association, 6.75%, 4/25/18	2,636,711	2,690
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	10,762,000	10,600
Federal National Mortgage Association TBA, 6.00%, 7/1/36	9,074,000	8,975
Final Maturity Amortizing Notes, 4.45%, 8/25/12	8,742,822	8,397
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	4,437,991	4,460
First Union National Bank, Series 1999-C4, Class E, 8.18%,	3,100,000	3,260
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29	2,667,000	2,679
Freddie Mac, 4.50%, 10/15/33	2,223,020	2,125
Freddie Mac, Series — 2840, Class LK, 6.00%, 11/15/17	3,684,130	3,713
Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	15,550,000	14,780
Government National Mortgage Association, 5.00%, 7/15/33	2,254,947	2,138
Government National Mortgage Association, 5.50%, 1/15/32	196,936	192
Government National Mortgage Association, 5.50%, 2/15/32	2,280,223	2,219
Government National Mortgage Association, 5.50%, 9/15/32	62,524	61

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	2,920,728	2,922
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	1,925,533	1,920
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,868,899	1,930
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	4,784,347	4,783
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.334%, 1/25/29 IO 144A	2,284,703	—
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	27,500,000	27,388
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	208,811	208
TBW Mortgage Backed Pass Through Certification, Series 2007-1, Class A1, 5.41%, 3/25/37	4,609,811	4,611
Wachovia Auto Loan Owner Trust, 5.35%, 5/20/10	4,974,998	4,975
Washington Mutual Asset Securities Corp., Series 2003-AR10, Class A6, 4.058%, 10/25/33	2,662,000	2,622
Washington Mutual Asset Securities Corp., Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	5,317,886	5,144
Wells Fargo Mortgage Backed Securities, Series 2004-N, Class A6, 4.00%, 8/25/34	8,006,000	7,797
WFS Financial Owner Trust, Series 2003-3, Class A4, 3.25%, 5/20/11	3,760,408	3,750

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	8,915,706	8,896

Total Structured Products (Cost: $697,638)		684,640

Below Investment Grade Segment (3.7%)

Aerospace/Defense (0.0%)
DRS Technologies, Inc., 7.625%, 2/1/18	500,000	505

Total		505

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	790,000	776
Arvinmeritor, Inc., 8.75%, 3/1/12	150,000	152
Ford Motor Co., 7.45%, 7/16/31	750,000	599
Ford Motor Credit Co., 8.00%, 12/15/16	750,000	718
Ford Motor Credit Co., 9.875%, 8/10/11	2,000,000	2,098
General Motors Corp., 8.375%, 7/15/33	1,100,000	1,004
Lear Corp., 8.50%, 12/1/13	435,000	418
Lear Corp., 8.75%, 12/1/16	1,000,000	953
TRW Automotive, Inc., 7.25%, 3/15/17 144A	1,000,000	953

Total		7,671

Basic Materials (0.5%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,100,000	1,007
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	400,000	350
Berry Plastics Holding Corp., 8.875%, 9/15/14	450,000	456
Bowater Canada Finance, 7.95%, 11/15/11	500,000	471
Cascades, Inc., 7.25%, 2/15/13	350,000	340
Crown Americas, Inc., 7.625%, 11/15/13	650,000	657
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,000,000	1,190
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,750,000	1,867
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	1,250,000	1,203
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	825,000	792
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,250,000	1,294

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Lyondell Chemical Co., 6.875%, 6/15/17	875,000	844
Lyondell Chemical Co., 8.00%, 9/15/14	1,000,000	1,028
Massey Energy Co., 6.875%, 12/15/13	750,000	687
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	750,000	767
Peabody Energy Corp., 7.375%, 11/1/16	750,000	765
VeraSun Energy Corp., 9.375%, 6/1/17 144A	300,000	279

Total		13,997

Builders/Building Materials (0.1%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	500,000	430
Beazer Homes USA, Inc., 8.375%, 4/15/12	350,000	331
K. Hovnanian Enterprises, 7.75%, 5/15/13	819,000	716
Standard Pacific Corp., 7.75%, 3/15/13	500,000	460

Total		1,937

Capital Goods (0.1%)
Clarke American Corp., 9.50%, 5/15/15 144A	140,000	134
Clarke American Corp., 10.106%, 5/15/15 144A	175,000	169
United Rentals North America, Inc., 6.50%, 2/15/12	1,750,000	1,720

Total		2,023

Consumer Products/Retailing (0.2%)
Albertson’s Inc., 7.25%, 5/1/13	750,000	764
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	325,000	297
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	230,000	219
Claire’s Stores, Inc., 9.625%, 6/1/15 144A	260,000	241
Dollar General Corp., 10.625%, 7/15/15 144A	660,000	637
Education Management LLC, 10.25%, 6/1/16	875,000	920
Levi Strauss & Co., 8.875%, 4/1/16	850,000	871
Rite Aid Corp., 9.375%, 12/15/15 144A	325,000	312
Rite Aid Corp., 9.50%, 6/15/17 144A	290,000	278
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	455

Total		4,994

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Energy (0.4%)
AmeriGas Partners LP, 7.25%, 5/20/15	625,000	619
Basic Energy Services, Inc., 7.125%, 4/15/16	825,000	788
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	800,000	790
Chesapeake Energy Corp., 6.625%, 1/15/06	1,000,000	963
Cimarex Energy Co., 7.125%, 5/1/17	150,000	146
Complete Production Services, Inc., 8.00%, 12/15/16 144A	500,000	505
Forest Oil Corp., 7.25%, 6/15/19 144A	390,000	378
Mariner Energy, Inc., 8.00%, 5/15/17	448,000	445
Newfield Exploration Co., 6.625%, 4/15/16	850,000	818
Petrohawk Energy Corp., 9.125%, 7/15/13	1,150,000	1,216
Petroplus Finance, Ltd., 7.00%, 5/1/17	350,000	337
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	420,000	404
Pioneer Natural Resources Co., 6.65%, 3/15/17	700,000	662
Plains Exploration & Production Co., 7.75%, 6/15/15	550,000	546
Pogo Producing Co., 7.875%, 5/1/13	500,000	510
Range Resources Corp., 6.375%, 3/15/15	750,000	711
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	810,000	826
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	612
Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	808

Total		12,084

Financials (0.1%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17 144A	562,000	549
E*Trade Financial Corp., 7.875%, 12/1/15	750,000	781
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	515,000	507
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	1,755,000	1,795
Residential Capital LLC, 6.875%, 6/30/15	650,000	630

Total		4,262

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Foods (0.2%)
Constellation Brands Inc., 7.25%, 5/15/17 144A	610,000	595
Dean Foods Co., 7.00%, 6/1/16	1,250,000	1,194
Dole Foods Co., 8.625%, 5/1/09	1,250,000	1,246
Outback Steakhouse, Inc., 10.00%, 6/15/15 144A	150,000	143
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	500,000	481
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	900,000	869
Smithfield Foods, Inc., 7.75%, 5/15/13	850,000	863

Total		5,391

Gaming/Leisure/Lodging (0.3%)
Boyd Gaming Corp., 7.75%, 12/15/12	850,000	871
Corrections Corp. of America, 6.25%, 3/15/13	900,000	864
Felcor Lodging LP, 8.50%, 6/1/11	750,000	788
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	490,000	483
Host Marriot LP, 7.125%, 11/1/13	1,000,000	999
MGM Mirage Inc., 7.5%, 6/1/16	1,100,000	1,044
MGM Mirage, Inc., 6.75%, 9/1/12	1,230,000	1,175
Park Place Entertainment Corp., 8.125%, 5/15/11	1,250,000	1,304
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	375,000	362
Wynn Las Vegas LLC, 6.625%, 12/1/14	1,350,000	1,301

Total		9,191

Healthcare/Pharmaceuticals (0.3%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	1,335,000	1,353
FMC Finance III SA, 6.875%, 7/15/17 144A	760,000	745
HCA, Inc., 6.75%, 7/15/13	650,000	592
HCA, Inc., 9.25%, 11/15/16 144A	2,250,000	2,396
HCA, Inc., 9.625%, 11/15/16 144A	900,000	968
Omnicare, Inc., 6.75%, 12/15/13	750,000	716
Service Corp. International, 6.75%, 4/1/15 144A	600,000	578

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Healthcare/Pharmaceuticals continued
Tenet Healthcare Corp., 7.375%, 2/1/13	550,000	497

Total		7,845

Media (0.4%)
CCH I Holdings LLC, 11.75%, 5/15/14	660,000	648
Charter Communications Holding LLC, 10.25%, 9/15/10	1,250,000	1,305
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,250,000	1,302
CSC Holdings, Inc., 7.625%, 4/1/11	2,250,000	2,233
CSC Holdings, Inc., 7.875%, 2/15/18	1,000,000	965
EchoStar DBS Corp., 7.125%, 2/1/16	375,000	367
Idearc, Inc., 8.00%, 11/15/16	2,500,000	2,524
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	600,000	609
Lamar Media Corp., 6.625%, 8/15/15	800,000	758
LIN Television Corp., 6.50%, 5/15/13	750,000	733
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	600,000	603
R.H. Donnelley Corp., 6.875%, 1/15/13	2,750,000	2,605
Univision Communications, 9.75%, 3/15/15 144A	1,150,000	1,136

Total		15,788

Real Estate (0.0%)
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	500,000	483

Total		483

Services (0.1%)
Allied Waste North America, Inc., 6.875%, 6/1/17	500,000	484
Allied Waste North America, Inc., 7.25%, 3/15/15	1,000,000	990
ARAMARK Corp., 8.50%, 2/1/15 144A	500,000	509
Realogy Corp., 10.50%, 4/15/14 144A	1,150,000	1,094
Realogy Corp., 12.375%, 4/15/15 144A	600,000	548

Total		3,625

Technology (0.1%)
Flextronics International, Ltd., 6.50%, 5/15/13	750,000	707

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	650,000	621
Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	900,000	846
NXP BV, 7.875%, 10/15/14	850,000	837
NXP BV, 9.50%, 10/15/15	375,000	369
Sabre Holdings Corp., 6.35%, 3/15/16	500,000	450

Total		3,830

Telecommunications (0.2%)
Citizens Communications, 9.00%, 8/15/31	1,480,000	1,524
Citizens Communications, 9.25%, 5/15/11	1,370,000	1,480
Qwest Corp., 6.50%, 6/1/17 144A	750,000	714
Windstream Corp., 7.00%, 3/15/19	500,000	478
Windstream Corp., 8.625%, 8/1/16	865,000	915

Total		5,111

Transportation (0.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	500,000	498
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	1,500,000	1,488

Total		1,986

Utilities (0.3%)
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	325,000	306
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	485,000	451
Dynegy Holdings, Inc., 8.375%, 5/1/16	750,000	733
Edison Mission Energy, 7.00%, 5/15/17 144A	1,050,000	990
Edison Mission Energy, 7.20%, 5/15/19 144A	1,225,000	1,152
Elwood Energy LLC, 8.159%, 7/5/26	589,988	620
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,600,000	1,805
NRG Energy, Inc., 7.25%, 2/1/14	500,000	501
NRG Energy, Inc., 7.375%, 1/15/17	1,725,000	1,731
TXU Corp., 5.55%, 11/15/14	1,650,000	1,401

Total		9,690

Total Below Investment Grade Segment (Cost: $114,417)		110,413

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Money Market Investments (7.5%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (CMO’s) (0.1%)
(b) Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08, Series 2007-A	1,539,547	1,540
(k)World Omni Auto Receivables Trust, 5.319%, 2/15/08 Series	1,428,311	1,429

Total		2,969

Autos (0.2%)
(k)Daimler Chrysler Auto, 5.28%, 7/12/07	5,000,000	4,991

Total		4,991

Federal Government and Agencies (0.7%)
(b) Fannie Mae, 4.40%, 2/4/08	2,400,000	2,386
(b) Fannie Mae, 5.13%, 9/19/07	5,000,000	4,945
(b) Federal Home Loan, 4.97%, 3/3/08	2,300,000	2,222
(b) Federal Home Loan, 4.97%, 2/4/08	2,200,000	2,133
(b) Federal Home Loan, 4.99%, 9/18/07	2,250,000	2,225
(b) Federal Home Loan, 5.08%, 7/9/07	2,200,000	2,197
(b) Federal Home Loan Bank, 5.25%, 2/5/08	2,250,000	2,248
(b) Federal Home Loan Bank, 5.50%, 12/27/07 Series 667	2,250,000	2,251

Total		20,607

Money Market Investments (7.5%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors (1.5%)
(b) Ranger Funding Co. LLC, 5.26%, 8/2/07	15,000,000	14,928
(b) Thunder Bay Funding, Inc., 5.31%, 7/16/07	15,000,000	14,964
(b) Windmill Funding Corp., 5.26%, 8/1/07	15,000,000	14,930

Total		44,822

Finance Services (2.0%)
(b) Alpine securitization, 5.27%, 7/12/07	15,000,000	14,974
(b) Barton Capital LLC, 5.30%, 7/10/07	15,000,000	14,979
(b) Bryant Park Funding LLC, 5.29%, 7/16/07	10,000,000	9,976
(b) Ciesco LP, 5.28%, 7/18/07	15,000,000	14,960
HBOS Treasury Services PLC, 5.31%, 4/9/08	3,000,000	3,001

Total		57,890

Miscellaneous Business Credit Institutions (0.5%)
Park Avenue Receivables, 5.28%, 7/20/07	15,000,000	14,956

Total		14,956

National Commercial Banks (0.8%)
Bank of America, 5.36%, 8/1/07	2,400,000	2,400
BankBoston, 6.375%, 4/15/08	1,800,000	1,812
UBS Finance LLC, 5.35%, 7/2/07	18,930,000	18,924

Total		23,136

Money Market Investments (7.5%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers (0.7%)
Bear Stearns Co., Inc., 5.26%, 8/2/07	15,000,000	14,927
The Goldman Sachs Group, Inc., 4.125%, 1/15/08	2,300,000	2,286
Merrill Lynch & Co., 6.56%, 12/16/07	1,750,000	1,758
Morgan Stanley Dean Witter, 5.14%, 10/19/07	2,400,000	2,361

Total		21,332

Short Term Business Credit (1.0%)
HSBC Finance Corp., 5.27%, 7/12/07	15,000,000	14,974
Sheffield Receivables, 5.27%, 7/5/07	15,000,000	14,989

Total		29,963

Total Money Market Investments (Cost: $220,675)		220,666

Total Investments (103.9%) (Cost $2,850,062)(a)(l)		3,072,109

Other Assets, Less Liabilities (-3.9%)		(114,941)

Total Net Assets (100.0%)		2,957,168

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $74,242, representing 2.51% of the net assets.

IO—Interest Only Security

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $2,850,062 and the net unrealized appreciation of investments based on that cost was $222,047 which is comprised of $286,740 aggregate gross unrealized appreciation and $64,693 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2007, $5,284)	50	9/07	$1
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2007, $16,013)	42	9/07	$(102)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned. See Note 7 in the Notes to Financial Statements.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Swap agreements outstanding on June 30, 2007:

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Value Index	1 Month USD-LIBOR- 5 Basis Points (BPS)	Russell Midcap Value Index Total Return	5/2008	87,227	$(3,894)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR- 45 BPS	5/2008	87,922	2,993
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Value Index	1 Month USD-LIBOR + 4 BPS	Russell 1000 Value Index Total Return	5/2008	231,411	(8,702)
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR - 19 BPS	5/2008	231,450	6,345
Goldman Sachs International	Russell Midcap Value Index	1 Month USD-LIBOR + 15 BPS	Russell Midcap Value Index Total Return	5/2008	51,305	(2,077)
Goldman Sachs International	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR- 35 BPS	5/2008	51,697	1,537
Goldman Sachs International	Russell 1000 Value Index	1 Month USD-LIBOR + 10 BPS	Russell 1000 Value Index Total Return	5/2008	154,224	4,039
Goldman Sachs International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR- 15 BPS	5/2008	154,259	(5,253)
Goldman Sachs International	Smallcap Value Synthetic Return	1 Month USD-LIBOR- 25 BPS	Smallcap Value Synthetic Total Return	5/2008	39,983	(1,412)
Goldman Sachs International	Smallcap Growth Synthetic Return	Smallcap Growth Synthetic Total Return	1 Month USD-LIBOR - 80 BPS	5/2008	40,373	668

						$(5,756)

(k)	Securities with an aggregate market value of $6,420 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2007.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $274,751 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Asset Allocation Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,059.00	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative.

Asset Allocation Portfolio

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Domestic Common Stocks and Warrants (41.2%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (27.8%)

Consumer Discretionary (4.2%)
Abercrombie & Fitch Co. — Class A	9,200	671
*Comcast Corp. — Class A	32,850	924
Fortune Brands, Inc.	7,900	651
Hilton Hotels Corp.	24,500	820
International Game Technology	18,600	738
J.C. Penney Co., Inc.	10,000	724
Johnson Controls, Inc.	10,100	1,170
*Kohl’s Corp.	10,700	760
The McGraw-Hill Companies, Inc.	11,600	790
News Corp. — Class A	45,200	959
NIKE, Inc. — Class B	12,600	734
Omnicom Group, Inc.	11,600	614
Staples, Inc.	29,650	704
Starwood Hotels & Resorts Worldwide, Inc.	6,600	443
Target Corp.	14,500	922
Time Warner, Inc.	37,800	795

Total		12,419

Consumer Staples (2.7%)
Altria Group, Inc.	14,700	1,031
Avon Products, Inc.	26,600	978
CVS Caremark Corp.	35,805	1,305
Loews Corp. — Carolina Group	9,000	695
PepsiCo, Inc.	22,300	1,446
The Procter & Gamble Co.	18,700	1,144
Walgreen Co.	14,600	636
Wal-Mart Stores, Inc.	13,800	664

Total		7,899

Energy (2.4%)
Baker Hughes, Inc.	11,800	993
ConocoPhillips	5,800	455
Diamond Offshore Drilling, Inc.	5,900	599
EOG Resources, Inc.	10,800	789
Exxon Mobil Corp.	21,900	1,837
Schlumberger, Ltd.	12,100	1,028
Valero Energy Corp.	11,200	827
XTO Energy, Inc.	10,400	625

Total		7,153

Financials (2.6%)
American Express Co.	14,100	863
American International Group, Inc.	9,300	651
*The Blackstone Group LP	2,900	85
Chicago Mercantile Exchange Holdings, Inc.	800	427
Genworth Financial, Inc.	8,200	282

Large Cap Common Stocks (27.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
The Goldman Sachs Group, Inc.	5,000	1,085
Host Hotels & Resorts, Inc.	27,619	639
JPMorgan Chase & Co.	13,300	644
Legg Mason, Inc.	7,800	767
Lehman Brothers Holdings, Inc.	11,200	835
Prudential Financial, Inc.	8,900	866
UBS AG-REG	10,000	600

Total		7,744

Health Care (4.3%)
Abbott Laboratories	16,100	862
*Amgen, Inc.	7,500	415
Baxter International, Inc.	13,300	749
*Celgene Corp.	9,700	556
*Genentech, Inc.	9,500	719
Gilead Sciences, Inc.	26,600	1,031
Johnson & Johnson	14,800	912
Medtronic, Inc.	17,700	918
Merck & Co., Inc.	23,000	1,145
Novartis AG, ADR	14,000	785
Pfizer, Inc.	20,300	519
*St. Jude Medical, Inc.	13,600	564
*Thermo Fisher Scientific, Inc.	18,800	972
UnitedHealth Group, Inc.	13,000	665
Wyeth	15,500	889
*Zimmer Holdings, Inc.	10,500	891

Total		12,592

Industrials (3.1%)
The Boeing Co.	10,800	1,039
Burlington Northern Santa Fe Corp.	7,800	664
Danaher Corp.	13,800	1,042
FedEx Corp.	8,700	965
General Electric Co.	37,800	1,446
Honeywell International, Inc.	19,600	1,103
Spirit Aerosystems Holdings, Inc.	18,000	649
Textron, Inc.	7,800	859
United Technologies Corp.	19,000	1,347

Total		9,114

Information Technology (6.8%)
Accenture, Ltd. — Class A	24,700	1,059
*Adobe Systems, Inc.	5,100	205
*Amdocs, Ltd.	24,800	988
*Apple, Inc.	7,400	903
*Autodesk, Inc.	11,200	527
*BEA Systems, Inc.	47,100	645
*Broadcom Corp. — Class A	27,500	804
*Cisco Systems, Inc.	44,400	1,237
*Corning, Inc.	32,200	823

Large Cap Common Stocks (27.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*eBay, Inc.	17,600	566
*Electronic Arts, Inc.	13,700	648
*Google, Inc. — Class A	3,000	1,569
Hewlett-Packard Co.	29,200	1,302
Intel Corp.	18,400	437
International Business Machines Corp.	8,000	842
KLA-Tencor Corp.	16,300	896
Maxim Integrated Products, Inc.	24,000	802
Microsoft Corp.	44,000	1,297
*Oracle Corp.	46,100	909
QUALCOMM, Inc.	24,300	1,054
Telefonaktiebolaget LM Ericsson, ADR	22,700	906
Texas Instruments, Inc.	26,700	1,005
*Yahoo!, Inc.	17,566	477

Total		19,901

Materials (0.8%)
Monsanto Co.	18,900	1,276
Praxair, Inc.	13,100	942

Total		2,218

Telecommunication Services (0.6%)
AT&T, Inc.	22,200	922
*NII Holdings, Inc.	8,900	719

Total		1,641

Utilities (0.3%)
Exelon Corp.	13,500	980

Total		980

Total Large Cap Common Stocks		81,661

Mid Cap Common Stocks (10.5%)

Consumer Discretionary (1.8%)
Abercrombie & Fitch Co. — Class A	3,200	234
*Bare Escentuals, Inc.	10,300	352
*Coach, Inc.	8,300	393
*Dollar Tree Stores, Inc.	11,200	488
*Focus Media Holding, Ltd., ADR	10,400	525
*GameStop Corp. — Class A	20,100	786
International Game Technology	10,200	405
*Jack in the Box, Inc.	2,400	170
*O’Reilly Automotive, Inc.	11,500	420
Orient-Express Hotels, Ltd. — Class A	6,500	347
*Payless ShoeSource, Inc.	8,800	278
Pool Corp.	7,300	285

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Mid Cap Common Stocks (10.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Starwood Hotels & Resorts Worldwide, Inc.	4,400	295
*Urban Outfitters, Inc.	8,300	199

Total		5,177

Energy (0.9%)
*Cameron International Corp.	8500	607
Diamond Offshore Drilling, Inc.	5,400	548
Range Resources Corp.	14,400	539
Smith International, Inc.	11,500	674
*Southwestern Energy Co.	8,800	392

Total		2,760

Financials (1.1%)
Chicago Mercantile Exchange Holdings, Inc.	700	374
The Colonial BancGroup, Inc.	9,800	245
*IntercontinentalExchange, Inc.	1,815	268
*Investment Technology Group, Inc.	12,400	537
Legg Mason, Inc.	3,400	334
SEI Investments Co.	13,600	395
*SVB Financial Group	9,100	483
T. Rowe Price Group, Inc.	9,100	472

Total		3,108

Health Care (2.0%)
*Celgene Corp.	5,400	310
*DaVita, Inc.	32,550	1,754
*Express Scripts, Inc.	12,200	610
*Immucor, Inc.	9,100	255
*Intuitive Surgical, Inc.	4,500	624
*Kyphon, Inc.	5,000	241
*Lincare Holdings, Inc.	16,200	646
*Pediatrix Medical Group, Inc.	8,300	458
*Psychiatric Solutions, Inc.	13,700	497
*VCA Antech, Inc.	11,200	422
*Ventana Medical Systems, Inc.	3,000	232

Total		6,049

Industrials (2.0%)
C.H. Robinson Worldwide, Inc.	8,650	454
Corrections Corp. of America	8,000	505
Expeditors International of Washington, Inc.	9,800	405
Harsco Corp.	4,300	224
J.B. Hunt Transport Services, Inc.	11,600	340
Joy Global, Inc.	6,000	350
Knight Transportation, Inc.	33,400	647
The Manitowoc Co., Inc.	4,300	346
*Monster Worldwide, Inc.	4,400	181
MSC Industrial Direct Co., Inc. — Class A	11,500	633

Mid Cap Common Stocks (10.5%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Ritchie Bros. Auctioneers, Inc.	7,400	463
Robert Half International, Inc.	9,375	342
*Spirit Aerosystems Holdings, Inc.	13,100	472
*Stericycle, Inc.	8,200	365

Total		5,727

Information Technology (2.2%)
*Activision, Inc.	23,221	434
Amphenol Corp. — Class A	14,700	524
*Autodesk, Inc.	5,100	240
*Citrix Systems, Inc.	11,900	401
*Cognizant Technology Solutions Corp. — Class A	6,100	458
*Digital River, Inc.	5,200	235
FactSet Research Systems, Inc.	7,200	492
Harris Corp.	6,100	333
KLA-Tencor Corp.	8,400	462
*MEMC Electronic Materials, Inc.	8,900	544
*Mettler-Toledo International, Inc.	3,000	287
Microchip Technology, Inc.	17,000	630
*Network Appliance, Inc.	7,800	228
*NVIDIA Corp.	8,900	368
*ValueClick, Inc.	18,400	542
*VeriFone Holdings, Inc.	12,100	427

Total		6,605

Materials (0.3%)
*Owens-Illinois, Inc.	7,100	249
Praxair, Inc.	7,400	533

Total		782

Other Holdings (0.1%)
SPDR Metals & Mining ETF	4,900	306

Total		306

Telecommunication Services (0.1%)
*NeuStar, Inc. — Class A	11,200	324

Total		324

Total Mid Cap Common Stocks		30,838

Small Cap Common Stocks (2.9%)

Consumer Discretionary (0.5%)
*California Pizza Kitchen, Inc.	1,800	39
*Capella Education Co.	2,000	92
*Citi Trends, Inc.	1,300	49
*Force Protection, Inc.	2,400	50

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*GSI Commerce, Inc.	1,901	43
*Hibbett Sports Inc.	2,400	66
*J. Crew Group, Inc.	1,100	59
*LIFE TIME FITNESS, Inc.	2,400	128
*LKQ Corp.	3,200	79
*Morton’s Restaurant Group, Inc.	4,200	76
*National CineMedia, Inc.	2,900	81
Orient-Express Hotels, Ltd. — Class A	1,500	80
*Pinnacle Entertainment, Inc.	2,800	79
Sotheby’s	700	32
*The9 Ltd., ADR	1,500	69
*Tween Brands, Inc.	1,100	49
*Volcom, Inc.	2,700	135
*Zumiez, Inc.	3,500	132

Total		1,338

Consumer Staples (0.1%)
*Central European Distribution Corp.	3,000	104
*TreeHouse Foods, Inc.	1,479	39
UAP Holding Corp.	3,700	112

Total		255

Energy (0.2%)
*Dril-Quip, Inc.	2,600	117
*Global Industries, Ltd.	5,500	148
*Oceaneering International, Inc.	2,400	126
*T-3 Energy Services, Inc.	1,900	64
World Fuel Services Corp.	2,100	88

Total		543

Financials (0.2%)
*FCStone Group, Inc.	1,100	63
*Global Cash Access Holdings, Inc.	7,300	117
Greater Bay Bancorp	2,700	75
Greenhill & Co., Inc.	1,500	103
*Interactive Brokers Group, Inc. — Class A	1,100	30
*KBW, Inc.	1,991	58
*optionsXpress Holdings, Inc.	3,161	81
*Portfolio Recovery Associates, Inc.	1,400	84
PrivateBancorp, Inc.	400	12

Total		623

Health Care (0.4%)
*Adams Respiratory Therapeutics, Inc.	1,366	54
*Allscripts Healthcare Solutions, Inc.	2,700	69
*Digene Corp.	2,400	144
*Hologic, Inc.	600	33
*Kyphon, Inc.	2,200	106
Meridian Bioscience, Inc.	2,100	45
*Natus Medical, Inc.	5,300	84
*Noven Pharmaceuticals, Inc.	3,800	89

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Obagi Medical Products, Inc.	2,700	48
*Pediatrix Medical Group, Inc.	1,600	88
*Providence Service Corp.	6,100	163
*Psychiatric Solutions, Inc.	5,300	192
*Thoratec Corp.	3,200	59

Total		1,174

Industrials (0.5%)
*The Advisory Board Co.	2,700	150
*American Commercial Lines, Inc.	1,300	34
Bucyrus International, Inc. — Class A	2,600	184
C.H. Robinson Worldwide, Inc.	1,200	63
*Corrections Corp. of America	3,500	221
*Houston Wire & Cable Co.	3,000	85
*Huron Consulting Group, Inc.	1,300	95
Interface, Inc. — Class A	5,700	108
Knight Transportation, Inc.	5,137	100
Knoll, Inc.	6,200	139
*Marlin Business Services Corp.	6,100	130
*VistaPrint, Ltd.	1,700	65

Total		1,374

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology (0.9%)
*Aruba Networks, Inc.	2,100	42
*Bankrate, Inc.	900	43
*Blackboard, Inc.	5,700	240
*comScore, Inc.	49	1
*Comtech Group, Inc.	3,400	56
*Cymer, Inc.	700	28
*Data Domain, Inc.	400	9
*DealerTrack Holdings, Inc.	5,300	195
*Diodes, Inc.	2,900	121
*Forrester Research, Inc.	2,200	62
*IHS, Inc. — Class A	900	41
*Kenexa Corp.	6,200	234
*Limelight Networks, Inc.	3,910	77
*Loopnet, Inc.	1,800	42
*Macrovision Corp.	2,500	75
*Mellanox Technologies, Ltd.	900	19
*MKS Instruments, Inc.	1,500	42
*Netlogic Microsystems, Inc.	4,500	143
*Polycom, Inc.	1,000	34
*Riverbed Technology, Inc.	1,100	48
*Silicon Image, Inc.	5,800	50
*SiRF Technology Holdings, Inc.	3,000	62
*Sohu.com, Inc.	4,300	138
*SonicWALL, Inc.	5,990	51
*Spreadtrum Communications, Inc.	300	4
*Switch & Data Facilities Co.	6,432	123
*Synaptics, Inc.	1,600	57

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Synchronoss Technologies, Inc.	1,900	56
Syntel, Inc.	800	24
*Tessera Technologies, Inc.	5,100	207
*THQ, Inc.	5,046	154
*The Ultimate Software Group, Inc.	3,350	97
*ValueClick, Inc.	1,900	56

Total		2,631

Materials (0.1%)
A.M. Castle & Co.	700	25
Airgas, Inc.	3,000	144
Silgan Holdings, Inc.	2,200	122

Total		291

Telecommunication Services (0.0%)
*Glu Mobile, Inc.	2,827	39

Total		39

Utilities (0.0%)
ITC Holdings Corp.	3,600	146

Total		146

Total Small Cap Common Stocks		8,414

Total Domestic Common Stocks and Warrants (Cost: $100,020)		120,913

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (3.2%)
British Sky Broadcasting Group PLC	United Kingdom	30,575	385
Burberry Group PLC	United Kingdom	34,930	477
*Central European Media Enterprises, Ltd.	Czech Republic	4,755	464
Compagnie Financiere Richemont SA	Switzerland	6,795	409
Esprit Holdings, Ltd.	Hong Kong	38,500	490
Fiat SPA	Italy	28,055	836
Focus Media Holding, Ltd.	China	11,500	581
Hugo Boss AG	Germany	6,330	379
Inditex SA	Spain	9,965	588
Intercontinental Hotels Group PLC	United Kingdom	17,951	444
Kuoni Reisen Holding	Switzerland	665	399
Makita Corp.	Japan	8,500	380
Point, Inc.	Japan	6,300	373
PPR	France	2,670	466
Renault SA	France	1,710	274
Sol Melia SA	Spain	22,680	504
Swatch Group AG	Switzerland	1,800	511
Toyota Motor Corp.	Japan	6,700	422
*Urbi Desarollos Urbanos SA	Mexico	118,515	535
WPP Group PLC	United Kingdom	24,745	368

Total			9,285

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Staples (1.5%)
Barry Callebaut AG	Switzerland	630	477
Coca Cola Hellenic Bottling Co. SA	Greece	11,550	531
Heineken NV	Netherlands	8,030	472
Iaws Group PLC	Ireland	16,920	354
InBev NV	Belgium	5,655	448
Kerry Group PLC	Ireland	11,265	314
Reckitt Benckiser PLC	United Kingdom	13,090	717
Tesco PLC	United Kingdom	61,760	514
Unilever NV	Netherlands	7,430	231
Woolworths, Ltd.	Australia	21,440	491

Total			4,549

Energy (0.8%)
*Artumas Group, Inc.	Norway	17,620	178
Cameco Co.	Canada	10,930	554
*China Coal Energy Co.	China	246,000	369
*Electromagnetic Geo Services AS	Norway	9,185	184
Expro International Group	United Kingdom	12,425	242
*Petroleum Geo-Services ASA	Norway	18,285	452
Reliance Industries, Ltd.	India	5,705	238
*Seajacks International, Ltd.	Norway	11,435	118

Total			2,335

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Financials (3.1%)
Admiral Group PLC	United Kingdom	20,467	363
Aeon Mall Co., Ltd.	Japan	14,700	451
Allianz SE	Germany	2,765	648
Allied Irish Banks PLC	Ireland	9,325	253
Anglo Irish Bank Corp. PLC	Ireland	45,000	917
Ardepro Co., Ltd.	Japan	1,173	365
AXA SA	France	11,945	513
Azimut Holding SPA	Italy	34,250	580
Banca Popolare Italiana Scrl	Italy	14,430	220
Banco Espanol de Credito SA	Spain	14,825	336
Banco Espirito Santo SA	Portugal	10,925	243
Banco Popolare di Verona e Novara Scrl	Italy	7,235	209
Credit Suisse Group	Switzerland	7,675	544
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	7,405	578
Hopson Development Holdings, Ltd.	Hong Kong	42,000	118
Hypo Real Estate Holding AG	Germany	6,635	430
Induntrial Bank of Korea	Korea	7,160	146
Korean Reinsurance Co.	Korea	16,320	254
Manulife Financial Corp.	Canada	5,945	222
Piraeus Bank SA	Greece	15,110	553
*Scandinavian Property Development ASA	Norway	23,060	184
*TAG Tegernsee Immobilien Und Beteiligungs AG	Germany	21,360	263
The Toronto-Dominion Bank	Canada	4,930	337
Uncredito Italiano Spa	Italy	51,290	456

Total			9,183

Health Care (1.2%)
*Actelion, Ltd.	Switzerland	5,450	243
CSL, Ltd.	Australia	8,270	614
Daiichi Sankyo Co., Ltd.	Japan	14,600	388
Merck KGaA	Germany	2,620	360
Nobel Biocare Holding AG	Switzerland	1,390	454
Stada Arzneimittel AG	Germany	7,150	455
Takeda Pharmaceutical Co., Ltd.	Japan	3,200	207
Terumo Corp.	Japan	11,300	436
*William Demant Holding A/S	Denmark	4,520	446

Total			3,603

Industrials (4.8%)
ABB, Ltd., ADR	Switzerland	35,740	809
Aker Yards ASA	Norway	16,500	285
*Alstom	France	3,650	608
Atlas Copco AB	Sweden	27,600	461
Bharat Heavy Electricals, Ltd.	India	12,550	472
CAE, Inc.	Canada	47,075	637
Capita Group PLC	United Kingdom	37,305	541
China Infrastructure Machinery Holdings, Ltd.	China	114,000	249
Companhia de Concessoes Rodoviarias	Brazil	31,380	581
Cosco Corp., Singapore, Ltd.	Singapore	38,000	93
Daewoo Shipbuilding & Marine Engineering Co.	Korea	7,660	433
*Deutz AG	Germany	8,185	106

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Flsmidth & Co A/S	Denmark	7,260	570
*Grafton Group PLC	Ireland	18,460	265
Hopewell Holdings	Hong Kong	83,000	338
IVCRL Infrastructures & Projects, Ltd.	India	41,490	365
Komatsu, Ltd.	Japan	16,000	463
Kuehne & Nagel International AG	Switzerland	5,810	535
LG Corp.	Korea	1,510	78
Metso Oyj	Finland	9,710	570
Michael Page International PLC	United Kingdom	58,360	614
MTU Aero Engines Holding AG	Germany	9,335	606
*Prysmian SPA	Italy	14,540	356
PT Berlian Laju Tanker Tbk	Indonesia	1,493,500	339
Sembcorp Marine, Ltd.	Singapore	179,000	572
SGS SA	Switzerland	450	533
Siemens AG	Germany	5,000	719
*Thielert AG	Germany	1,965	60
Tianjin Development Holdings, Ltd.	Hong Kong	347,000	378
TNT NV	Netherlands	9,800	442
Vinci SA	France	8,060	601
Wavin NV	Netherlands	19,830	477

Total			14,156

Information Technology (2.1%)
*Autonomy Corp. PLC	United Kingdom	37,017	530
*Blinkx PLC	United Kingdom	37,017	32
Cap Gemini SA	France	5,520	404
EVS Broadcast Equipment SA	Belgium	2,975	245
*Gresham Computing PLC	United Kingdom	38,450	97
Hon Hai Precision Industry Co., Ltd.	Taiwan	52,000	449
Kontron AG	Germany	32,311	607
*LG.Philips LCD Co., Ltd.	Korea	10,520	473
Neopost SA	France	3,880	567
Nippon Electric Glass Co., Ltd.	Japan	34,000	597
Star Micronics Co., Ltd.	Japan	22,300	594
Sumco Corp.	Japan	4,000	200
Telechips, Inc.	Korea	8,501	201
*Temenos Group AG	Switzerland	25,130	603
Vtech Holdings, Ltd.	Hong Kong	59,000	499

Total			6,098

Materials (1.9%)
Akzo Nobel NV	Netherlands	5,200	449
Anglo American PLC	United Kingdom	9,500	549
BHP Billiton, Ltd.	Australia	19,735	589
Companhia Vale do Rio Doce, ADR	Brazil	16,100	717
*Crew Minerals ASA	Norway	74,755	218
CRH PLC	Ireland	12,038	596
*Gammon Gold, Inc.	Canada	8,550	108
Imperial Chemical Industries PLC	United Kingdom	44,509	548
K+S AG	Germany	4,985	763
Sika AG	Switzerland	175	357

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
*Smurfit Kappa Group PLC	Ireland	8,720	218
Syngenta AG	Switzerland	2,365	461

Total			5,573

Other Holdings (0.3%)
Nomura ETF — Nikkei 225	Japan	3,040	452
Nomura Topix ETF	Japan	28,700	417

Total			869

Telecommunications (0.6%)
*Bharti Airtel, Ltd.	India	13,700	281
China Mobile, Ltd.	Hong Kong	27,000	290
*Freenet AG	Germany	13,565	442

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Tele2 AB	Sweden	22,055	360
*Telenor ASA	Norway	21,290	416

Total			1,789

Utilities (0.4%)
Cez	Czech Republic	9,750	504
PT Perusahaan Gas Negara	Indonesia	109,000	114
Veolia Environnement	France	5,895	461

Total			1,079

Total Foreign Common Stocks (Cost: $44,501)			58,519

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.6%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	145,000	142
Boeing Capital Corp., 4.75%, 8/25/08	255,000	253
General Dynamics Corp., 3.00%, 5/15/08	305,000	299
General Dynamics Corp., 4.25%, 5/15/13	50,000	47
L-3 Communications Corp., 6.375%, 10/15/15	410,000	387
L-3 Communications Corp., 7.625%, 6/15/12	105,000	107
Lockheed Martin Corp., 7.65%, 5/1/16	100,000	113
Raytheon Co., 5.50%, 11/15/12	305,000	304

Total		1,652

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	155,000	156
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	20,000	25

Total		181

Banking (1.2%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	140,000	140
Bank of America Corp., 5.42%, 3/15/17	235,000	225
Bank of America Corp., 5.625%, 10/14/16	150,000	148
Bank of New York, 4.95%, 1/14/11	75,000	74
Bank One Corp., 5.25%, 1/30/13	235,000	230
Barclays Bank PLC, 5.926%, 12/15/16 144A	100,000	97

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
BB&T Corp., 4.90%, 6/30/17	55,000	51
Citigroup, Inc., 5.50%, 2/15/17	320,000	309
Credit Suisse Guernsey Ltd., 5.86%, 5/15/49	10,000	10
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	50,000	48
JP Morgan Chase & Co., 6.125%, 6/27/17	25,000	25
JPMorgan Chase Bank NA, 5.875%, 6/13/16	145,000	145
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	247
Mellon Funding Corp., 6.375%, 2/15/10	260,000	267
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	199,000	196
Northern Trust Corp., 5.30%, 8/29/11	45,000	45
PNC Funding Corp., 5.625%, 2/1/17	50,000	49
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	243
UnionBanCal Corp., 5.25%, 12/16/13	50,000	49
US Bank NA, 4.80%, 4/15/15	90,000	84
Wachovia Corp., 5.35%, 3/15/11	175,000	174
Wachocvia Corp., 5.75%, 6/15/17	90,000	89
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	67
Wells Fargo Bank NA, 5.75%, 5/16/16	15,000	15
Zions Bancorporation, 5.50%, 11/16/15	125,000	120

Total		3,147

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	25,000	23
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	30,000	28
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	15,000	14
Bottling Group LLC, 5.50%, 4/1/16	65,000	63
Constellation Brands, Inc., 7.25%, 9/1/16	180,000	176
Diageo Capital PLC, 4.375%, 5/3/10	45,000	44
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	141
PepsiCo, Inc., 5.15%, 5/15/12	65,000	64
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	158

Total		711

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	40

Total		40

Cable/Media/Broadcasting/Satellite (0.4%)
CBS Corp., 6.625%, 5/15/11	25,000	26
Clear Channel Communications, Inc., 6.25%, 3/15/11	115,000	111
Comcast Corp., 5.875%, 2/15/18	195,000	189
Cox Communications, Inc., 4.625%, 1/15/10	45,000	44
Historic TW, Inc., 6.625%, 5/15/29	85,000	83
News America, Inc., 6.40%, 12/15/35	35,000	33
News America, Inc., 6.15%, 3/1/37 144A	10,000	9

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Rogers Cable, Inc., 5.50%, 3/15/14	225,000	218
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	10
TCI Communications, Inc., 8.75%, 8/1/15	60,000	69
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	40,000	39
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	15,000	14
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	260
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	63
Viacom Inc., 5.75%, 4/30/11	65,000	65

Total		1,233

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.30%, 3/15/17	30,000	29
United Technologies Corp., 6.35%, 3/1/11	60,000	62

Total		91

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	145
Fortune Brands, Inc., 5.375%, 1/15/16	45,000	42
The Gillette Co., 2.50%, 6/1/08	350,000	340
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	38

Total		565

Electric Utilities (1.4%)
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	24
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	16
CMS Energy Corp., 6.875%, 12/15/15	100,000	101
Consolidated Edison Co. of New York, 5.375%, 12/15/15	30,000	29
Consolidated Edison Co. of New York, 5.50%, 9/15/16	35,000	34
Consumer Energy Co., 4.80%, 2/17/09	310,000	307

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
DTE Energy Co., 7.05%, 6/1/11	380,000	398
Duke Energy Corp., 6.45%, 10/15/32	100,000	103
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	51
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	52
Florida Power & Light Co., 5.625%, 4/1/34	60,000	56
Florida Power Corp., 4.50%, 6/1/10	178,000	173
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	235
Indiana Michigan Power, 5.05%, 11/15/14	160,000	150
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	60,610	58
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	96
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 144A	15,000	14
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	44
Nevada Power Co., 5.875%, 1/15/15	95,000	93
Nevada Power Co., 6.50%, 5/15/18	95,000	96
Northern States Power Co., 5.25%, 10/1/18	15,000	14
Oncor Electric Delivery Co., 6.375%, 1/15/15	75,000	76
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	57
Pacific Gas & Electric Co., 5.80%, 3/1/37	15,000	14
Pacific Gas & Electric Co., 6.05%, 3/1/34	60,000	58
PacifiCorp, 5.45%, 9/15/13	240,000	236
PacifiCorp, 5.75%, 4/1/37	55,000	52
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	115
PPL Electric Utilities Corp., 5.875%, 8/15/07	40,000	40
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.00%, 12/15/36	25,000	23
Progress Energy, Inc., 6.85%, 4/15/12	60,000	63
Public Service Co. of Colorado, 5.50%, 4/1/14	110,000	108
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	97
Public Service Electric & Gas Co., 5.70%, 12/1/36	95,000	89
Puget Sound Energy, Inc., 3.363%, 6/1/08	115,000	113

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	59
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	30
Southern California Edison Co., 5.00%, 1/15/16	115,000	109
Southern California Edison Co., 5.55%, 1/15/37	20,000	18
Tampa Electric Co., 6.15%, 5/15/37	25,000	24
Tampa Electric Co., 6.55%, 5/15/36	30,000	31
Toledo Edison Co. 6.15%, 5/15/37	155,000	145
Union Electric Co., 6.40%, 6/15/17	10,000	10
Virginia Electric & Power Co., 6.00%, 5/15/37	130,000	124
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	51

Total		3,932

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	15,000	15

Total		15

Food Processors (0.2%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	15,000	15
General Mills, Inc., 5.70%, 2/15/17	55,000	54
Kellogg Co., 6.60%, 4/1/11	295,000	304
Kraft Foods, Inc., 5.25%, 10/1/13	30,000	29
Kraft Foods, Inc., 6.25%, 6/1/12	165,000	168

Total		570

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	40,000	32
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	160,000	161

Total		193

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	123
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	104
Kinder Morgan Finance, 5.35%, 1/5/11	135,000	133
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	19

Total		379

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Independent Finance (0.2%)
GMAC LLC, 6.00%, 12/15/11	125,000	119
HSBC Finance Corp., 4.125%, 11/16/09	195,000	189
International Lease Finance Corp., 4.75%, 1/13/12	100,000	96
iStar Financial, Inc., 5.15%, 3/1/12	90,000	87

Total		491

Industrials-Other (0.1%)
Centex Corp., 5.45%, 8/15/12	45,000	43
Centex Corp., 7.875%, 2/1/11	15,000	16
DR Horton, Inc., 5.375%, 6/15/12	30,000	28
DR Horton, Inc., 7.875%, 8/15/11	10,000	10
KB HOME, 7.75%, 2/1/10	155,000	154
Lennar Corp., 5.95%, 10/17/11	70,000	69

Total		320

Information/Data Technology (0.0%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	38

Total		38

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	69

Total		69

Metals/Mining (0.0%)
Alcoa, Inc., 5.72%, 2/23/19	100,000	95
Alcoa, Inc., 5.90%, 2/1/27	55,000	51

Total		146

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	40
Residential Capital LLC, 6.00%, 2/22/11	130,000	126
Residential Capital LLC, 6.50%, 4/17/13	205,000	198

Total		364

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	45,000	43

Total		43

Oil and Gas (0.7%)
Anadarko Finance Co., 5.95%, 9/15/16	45,000	44
Anadarko Petroleum Corp., 6.45%, 9/15/36	30,000	29

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Anadarko Petroleum Corp., 7.50%, 5/1/31	60,000	64
Apache Corp., 5.625%, 1/15/17	15,000	15
Apache Corp., 6.00%, 1/15/37	20,000	19
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	24
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	25,000	24
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	40,000	39
Conoco Funding Co., 6.35%, 10/15/11	215,000	221
ConocoPhilips Canada Funding Co., 5.30%, 4/15/12	45,000	44
ConocoPhilips Canada Funding Co., 5.625%, 10/15/16	30,000	30
Devon Energy Corp., 7.95%, 4/15/32	25,000	29
Devon Financing Corp. ULC, 6.875%, 9/30/11	130,000	136
Encana Holdings Finance Corp., 5.80%, 5/1/14	60,000	60
Hess Corp., 7.125%, 3/15/33	20,000	21
Nexen, Inc., 5.875%, 3/10/35	105,000	94
Occidental Petroleum, 4.00%, 11/30/07	120,000	119
Pemex Project Funding Master Trust, 5.75%, 12/15/15	200,000	196
Petro-Canada, 5.95%, 5/15/35	55,000	51
Pioneer Natural Resource, 6.875%, 5/1/18	110,000	104
Suncoc, Inc., 5.75%, 1/15/17	65,000	63
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	20
Talisman Energy, Inc., 5.85%, 2/1/37	123,000	109
Tesoro Corp., 6.25%, 11/1/12	120,000	119
Tesoro Corp., 6.50%, 6/1/17 144A	140,000	137
Valero Energy Corp., 6.125%, 6/15/17	15,000	15
Valero Energy Corp., 6.625%, 6/15/37	100,000	100
XTO Energy, Inc., 5.30%, 6/30/15	15,000	14

Total		1,940

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Other Finance (0.1%)
Capmark Financial Group, 6.30%, 5/10/17 144A	5,000	5
SLM Corp., 5.375%, 5/15/14	140,000	120
SLM Corp., 5.45%, 4/25/11	255,000	236

Total		361

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	47

Total		47

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	245
Wyeth, 5.95%, 4/1/37	45,000	43

Total		288

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	618
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	250
The Progressive Corp., 6.70%, 6/15/37	15,000	15
The Travelers Companies, Inc., 6.25%, 6/15/37	25,000	24

Total		907

Railroads (0.3%)
Burlington North Santa Fe, 6.125%, 3/15/09	240,000	243
Burlington North Santa Fe, 6.15%, 5/1/37	25,000	24
Canadian Pacific Railway Co., 5.95%, 5/15/37	15,000	14
CSX Corp., 6.15%, 5/1/37	50,000	48
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	46
Union Pacific Corp., 3.875%, 2/15/09	240,000	235
Union Pacific Corp., 5.65%, 5/1/17	25,000	24
Union Pacific Corp., 6.65%, 1/15/11	45,000	46
Union Pacific Corp., 7.375%, 9/15/09	240,000	250

Total		930

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	50
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
BRE Properties, Inc., 5.50%, 3/15/17	25,000	24
Colonial Realty LP, 6.05%, 9/1/16	20,000	20
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	78

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Duke Realty LP, 5.95%, 2/15/17	45,000	45
ERP Operating LP, 5.25%, 9/15/14	120,000	116
First Industrial LP, 5.25%, 6/15/09	50,000	50
Health Care Property Investors, Inc., 6.00%, 1/30/17	25,000	24
HRPT Properties Trust, 5.75%, 11/1/15	65,000	64
ProLogis, 5.50%, 3/1/13	115,000	114
ProLogis, 5.75%, 4/1/16	65,000	64
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	296,000	295
Simon Property Group LP, 5.375%, 6/1/11	195,000	193
Simon Property Group LP, 5.60%, 9/1/11	50,000	50
Simon Property Group LP, 6.10%, 5/1/16	95,000	96

Total		1,308

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	60,000	55
CVS/Caremark Corp., 6.125%, 8/15/16	55,000	55
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	39
The Kroger Co., 6.80%, 12/15/18	5,000	5
The Kroger Co., 7.00%, 5/1/18	30,000	31

Total		185

Retail Stores (0.4%)
Costco Wholesale Corp., 5.30%, 3/15/12	15,000	15
Costco Wholesale Corp., 5.50%, 3/15/17	50,000	49
Federated Department Stores, Inc., 5.90%, 12/1/16	30,000	29
Federated Retail Holdings, Inc., 5.35%, 3/15/12	40,000	39
Federated Retail Holdings, Inc., 6.30%, 4/1/09	320,000	322
The Home Depot, Inc., 5.875%, 12/16/36	310,000	276
JC Penney Corp., Inc., 5.75%, 2/15/18	5,000	5
JC Penney Corp., Inc., 6.375%, 10/15/36	10,000	10
JC Penney Corp., Inc., 6.875%, 10/15/15	30,000	31
JC Penny Corp., Inc., 7.95%, 4/1/17	40,000	44
Macy’s Retail Holdings Inc., 7.00%, 2/15/28	10,000	10

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
May Department Stores Co., 6.65%, 7/15/24	5,000	5
Target Corp., 5.375%, 5/1/17	95,000	91
Target Corp., 5.40%, 10/1/08	215,000	215
Wal-Mart Stores, Inc., 5.375%, 4/5/17	30,000	29
Wal-Mart Stores, Inc., 5.875%, 4/5/27	60,000	58

Total		1,228

Security Brokers and Dealers (0.3%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	183
Goldman Sachs Group, Inc., 5.625%, 1/15/17	125,000	120
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	170,000	165
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	60,000	59
Merrill Lynch & Co. Inc., 5.70%, 5/2/17	170,000	164
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	19
Morgan Stanley, 5.375%, 10/15/15	135,000	129
Morgan Stanley, 5.45%, 1/9/17	15,000	14
Morgan Stanley, 6.25%, 8/9/26	60,000	60

Total		913

Telecommunications (0.6%)
AT&T Corp., 8.00%, 11/15/31	200,000	238
British Telecom PLC, 8.625%, 12/15/30	30,000	39
Deutsche Telekom International Finance, 5.75%, 3/23/16	35,000	34
Embarq Corp., 6.738%, 6/1/13	50,000	51
Embarq Corp., 7.082%, 6/1/16	50,000	50
Embarq Corp., 7.995%, 6/1/36	125,000	127
France Telecom SA, 8.50%, 3/1/31	55,000	69
Rogers Wireless, Inc., 6.375%, 3/1/14	100,000	101
Sprint Capital Corp., 6.90%, 5/1/19	205,000	203
Sprint Capital Corp., 8.375%, 3/15/12	185,000	202
Sprint Capital Corp., 8.75%, 3/15/32	30,000	34
Telecom Italia Capital, 4.00%, 1/15/10	130,000	125

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Telecom Italia Capital, 6.20%, 7/18/11	100,000	101
Verizon Communications, Inc., 5.50%, 4/1/17	35,000	34
Verizon Communications, Inc., 5.55%, 2/15/16	70,000	68
Verizon Global Funding Corp., 5.85%, 9/15/35	80,000	73
Vodafone Group PLC, 5.50%, 6/15/11	160,000	159

Total		1,708

Tobacco (0.1%)
Reynolds America, Inc., 6.75%, 6/15/17	15,000	15
Reynolds America, Inc., 7.25%, 6/15/37	15,000	15
Reynolds America, Inc., 7.625%, 6/1/16	235,000	249

Total		279

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	45
Johnson Controls, Inc., 5.50%, 1/15/16	60,000	58
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	28

Total		131

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	108

Total		108

Total Investment Grade Segment (Cost: $25,101) 24,513

Governments (2.4%)

Governments (2.4%)
Housing & Urban Development, 6.08%, 8/1/13	100,000	102
Overseas Private Investment, 4.10%, 11/15/14	93,840	89
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	802
US Treasury, 4.50%, 5/15/17	1,110,000	1,064
US Treasury, 4.50%, 2/15/36	1,442,000	1,306

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Governments (2.4%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 4.75%, 11/15/08	1,870,000	1,864
US Treasury, 4.75%, 5/31/12	1,950,000	1,934

Total Governments (Cost: $7,277)		7,161

Structured Products (12.2%)

Structured Products (12.2%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	1,183,000	1,126
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.635%, 2/14/43 IO	5,251,412	176
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	239,103	239
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.41%, 5/25/37	285,379	285
Banc of America Mortgage Securities, Series 2004-G, Class 2AG, 4.657%, 8/25/34	288,000	284
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.516%, 6/25/34	645,000	632
Capital One Auto Finance Trust, Series 2006-A, Class A2, 5.31%, 5/15/09	87,069	87
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	140,000	136
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	190,514	188
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	207,997	206
Fannie Mae Whole Loan, 6.25%, 5/25/42	449,618	452
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	142,401	132
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	210,916	201

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	472,423	449
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	320,180	310
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	44,386	43
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	161,081	156
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	170,014	164
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,060,621	997
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	1,867,642	1,755
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	59,703	59
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	167,403	165
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	28,152	28
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	237,239	233
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	615,318	606
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	139,994	135
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	1,634,158	1,577
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	518,049	519
Federal Home Loan Mortgage Corp. TBA, 6.00%, 8/1/2037	2,191,000	2,168
Federal Home Loan Mortgage Corp. TBA, 6.50%, 8/1/37	559,000	564
Federal National Mortgage Association, 4.50%, 6/1/19	406,131	386
Federal National Mortgage Association, 4.50%, 12/1/19	45,787	44

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 7/1/20	256,423	243
Federal National Mortgage Association, 5.00%, 3/1/20	188,364	182
Federal National Mortgage Association, 5.00%, 4/1/20	80,295	78
Federal National Mortgage Association, 5.00%, 5/1/20	314,655	304
Federal National Mortgage Association, 5.00%, 11/1/34	1,048,990	987
Federal National Mortgage Association, 5.00%, 4/1/35	162,418	153
Federal National Mortgage Association, 5.00%, 7/1/35	447,872	421
Federal National Mortgage Association, 5.00%, 10/1/35	81,884	77
Federal National Mortgage Association, 5.00%, 3/1/37	3,255,325	3,051
Federal National Mortgage Association, 5.17%, 1/1/16	213,250	208
Federal National Mortgage Association, 5.285%, 4/1/16	585,543	575
Federal National Mortgage Association, 5.32%, 4/1/14	139,055	137
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	151
Federal National Mortgage Association, 5.50%, 4/1/21	183,051	180
Federal National Mortgage Association, 5.50%, 10/1/34	577,232	559
Federal National Mortgage Association, 5.50%, 3/1/35	191,923	185
Federal National Mortgage Association, 5.50%, 7/1/35	73,948	72
Federal National Mortgage Association, 5.50%, 8/1/35	131,596	127
Federal National Mortgage Association, 5.50%, 9/1/35	1,280,455	1,239
Federal National Mortgage Association, 5.50%, 10/1/35	1,375,609	1,331

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	968,090	936
Federal National Mortgage Association, 5.50%, 12/1/36	340,281	328
Federal National Mortgage Association, 5.50%, 1/1/37	187,118	180
Federal National Mortgage Association, 5.50%, 2/1/37	1,007,085	971
Federal National Mortgage Association, 6.00%, 10/1/34	560,239	556
Federal National Mortgage Association, 6.00%, 11/1/34	400,917	398
Federal National Mortgage Association, 6.00%, 5/1/35	21,651	21
Federal National Mortgage Association, 6.00%, 6/1/35	3,790	4
Federal National Mortgage Association, 6.00%, 7/1/35	222,038	220
Federal National Mortgage Association, 6.00%, 8/1/35	59,108	59
Federal National Mortgage Association, 6.00%, 10/1/35	167,746	166
Federal National Mortgage Association, 6.00%, 11/1/35	357,155	354
Federal National Mortgage Association, 6.00%, 9/1/36	277,440	275
Federal National Mortgage Association, 6.50%, 9/1/31	45,203	46
Federal National Mortgage Association, 6.50%, 11/1/35	152,443	154
Federal National Mortgage Association, 6.50%, 12/1/35	253,029	256
Federal National Mortgage Association, 6.50%, 4/1/36	99,298	100
Federal National Mortgage Association, 6.50%, 11/1/36	23,249	23
Federal National Mortgage Association, 6.50%, 12/1/36	89,036	90
Federal National Mortgage Association, 6.50%, 2/1/37	95,541	96

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 3/1/37	1,131,577	1,142
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	555,000	547
Final Maturity Amortizing Notes, 4.45%, 8/25/12	423,895	407
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	242,716	244
First Union-Lehman Brothers Commercial Mortgage Trust II, Commercial Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29	145,000	146
Freddie Mac, 4.50%, 10/15/33	118,574	113
Freddie Mac, Series — 2840, Class LK, 6.00%, 11/15/17	182,077	183
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	159,873	160
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	100,479	100
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	95,995	99
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	260,438	260
TBW Mortgage Backed Pass Through Certification, Series 2007-1, Class A1, 5.41%, 3/25/37	250,937	251
Washington Mutual Asset Securities Corp., Series 2003-AR10, Class A6, 4.058%, 10/25/33	144,000	142
Washington Mutual Asset Securities Corp., Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	326,319	316

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities, Series 2004-N, Class A6, 4.00%, 8/25/34	437,000	426
WFS Financial Owner Trust, Series 2003-3, Class A4, 3.25%, 5/20/11	217,160	217
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	980,688	979

Total Structured Products (Cost: $36,455)		35,728

Below Investment Grade Segment (7.3%)

Aerospace/Defense (0.1%)
Bombardier, Inc., 8.00%, 11/15/14 144A	35,000	36
DRS Technologies, Inc., 7.625%, 2/1/18	55,000	55
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15 144A	32,000	33
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	22,000	23

Total		147

Autos/Vehicle Parts (0.4%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	78,000	77
Arvinmeritor, Inc., 8.75%, 3/1/12	26,000	26
Cooper Tire & Rubber Co., 8.00%, 12/15/19	60,000	59
Ford Motor Co., 7.45%, 7/16/31	160,000	128
Ford Motor Credit Co., 8.00%, 12/15/16	100,000	96
Ford Motor Credit Co., 8.625%, 11/1/10	55,000	56
Ford Motor Credit Co., 9.875%, 8/10/11	225,000	236
General Motors Corp., 8.375%, 7/15/33	155,000	141
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	45,000	47
Lear Corp., 8.50%, 12/1/13	90,000	86
Lear Corp., 8.75%, 12/1/16	64,000	61
TRW Automotive, Inc., 7.25%, 3/15/17 144A	145,000	138
Visteon Corp., 8.25%, 8/1/10	35,000	35

Total		1,186

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.8%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	109
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	50,000	44
Arch Western Finance LLC, 6.75%, 7/1/13	110,000	106
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	41
Bowater Canada Finance, 7.95%, 11/15/11	50,000	47
Cascades, Inc., 7.25%, 2/15/13	35,000	34
Catalyst Paper Corp., 8.625%, 6/15/11	30,000	29
Crown Americas, Inc., 7.625%, 11/15/13	71,000	72
Crown Americas, Inc., 7.75%, 11/15/15	50,000	50
Equistar Chemicals LP, 10.625%, 5/1/11	65,000	68
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	155,000	184
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	115,000	121
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	205,000	219
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	137,000	132
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	112,000	108
Graphic Packaging International Corp., 9.50%, 8/15/13	65,000	68
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	145,000	150
Huntsman LLC, 11.50%, 7/15/12	50,000	56
Invista, 9.25%, 5/1/12 144A	55,000	58
Lyondell Chemical Co., 6.875%, 6/15/17	115,000	111
Lyondell Chemical Co., 8.00%, 9/15/14	115,000	118
Massey Energy Co., 6.875%, 12/15/13	80,000	73
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	35,000	35
Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	40,000	40
Mosaic Global Holdings, Inc., 7.375%, 12/1/14 144A	25,000	25

Below Investment Grade Segment (7.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	65,000	66
Norampac, Inc., 6.75%, 6/1/13	45,000	43
Novelis, Inc., 7.25%, 2/15/15	47,000	48
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	64
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	115,000	118
Peabody Energy Corp., 7.375%, 11/1/16	70,000	71
Smurfit-Stone Container, 8.375%, 7/1/12	70,000	70
Stone Container, 8.00%, 3/15/17	55,000	53
VeraSun Energy Corp., 9.375%, 6/1/17 144A	45,000	42

Total		2,673

Builders/Building Materials (0.1%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	34
Beazer Homes USA, Inc., 6.875%, 7/15/15	16,000	14
Beazer Homes USA, Inc., 8.375%, 4/15/12	15,000	14
K. Hovnanian Enterprises, 7.75%, 5/15/13	105,000	91
Standard Pacific Corp., 6.25%, 4/1/14	45,000	40
Standard Pacific Corp., 7.75%, 3/15/13	61,000	56

Total		249

Capital Goods (0.1%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	40,000	42
Belden CDT, Inc., 7.00%, 3/15/17 144A	30,000	30
Clarke American Corp., 9.50%, 5/15/15 144A	16,000	15
Clarke American Corp., 10.106%, 5/15/15 144A	20,000	19
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	47
Rental Service Corp., 9.50%, 12/1/14 144A	63,000	64
Terex Corp., 7.375%, 1/15/14	45,000	45
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	163

Total		425

Below Investment Grade Segment (7.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (0.5%)
Albertson’s Inc., 7.25%, 5/1/13	105,000	107
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	45,000	41
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	30,000	29
Claire’s Stores, Inc., 9.625%, 6/1/15 144A	35,000	32
Delhaize America, Inc., 9.00%, 4/15/31	70,000	85
Dollar General Corp., 10.625%, 7/15/15 144A	90,000	87
Education Management LLC, 10.25%, 6/1/16	85,000	89
GSC Holdings Corp., 8.00%, 10/1/12	80,000	84
Jostens IH Corp., 7.625%, 10/1/12	52,000	52
Levi Strauss & Co., 8.875%, 4/1/16	90,000	92
Michaels Stores, Inc., 10.00%, 11/1/14 144A	60,000	62
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	121
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	52
Rent-A-Center, 7.50%, 5/1/10	41,000	42
Rite Aid Corp., 7.50%, 3/1/17	86,000	83
Rite Aid Corp., 8.125%, 5/1/10	100,000	101
Rite Aid Corp., 8.625%, 3/1/15	31,000	29
Rite Aid Corp., 9.375%, 12/15/15 144A	45,000	43
Rite Aid Corp., 9.50%, 6/15/17 144A	40,000	38
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	60
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	82
Warnaco, Inc., 8.875%, 6/15/13	50,000	53

Total		1,464

Energy (0.8%)
AmeriGas Partners LP, 7.25%, 5/20/15	80,000	79
Basic Energy Services, Inc., 7.125%, 4/15/16	95,000	91
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	90,000	89
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	55
Chesapeake Energy Corp., 6.625%, 1/15/06	99,000	95
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	46
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	51

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Cimarex Energy Co., 7.125%, 5/1/17	20,000	20
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	33
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	55,000	56
Complete Production Services, Inc., 8.00%, 12/15/16 144A	60,000	61
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	60
Forest Oil Corp., 7.25%, 6/15/19 144A	55,000	53
Hanover Compressor Co., 7.50%, 4/15/13	36,000	36
Hanover Compressor Co., 9.00%, 6/1/14	50,000	53
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	50,000	46
Mariner Energy, Inc., 8.00%, 5/15/17	59,000	59
Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
Newfield Exploration Co., 6.625%, 4/15/16	65,000	63
OPTI Canada, Inc., 8.25%, 12/15/14 144A	75,000	76
Petrohawk Energy Corp., 9.125%, 7/15/13	113,000	120
Petroplus Finance, Ltd., 7.00%, 5/1/17	42,000	40
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	51,000	49
Pioneer Natural Resources Co., 6.65%, 3/15/17	86,000	81
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	52
Plains Exploration & Production Co., 7.75%, 6/15/15	75,000	74
Pogo Producing Co., 7.875%, 5/1/13	51,000	52
Range Resources Corp., 6.375%, 3/15/15	72,000	68
Range Resources Corp., 7.50%, 5/15/16	15,000	15
Seitel, Inc., 9.75%, 2/15/14 144A	25,000	25
Sesi LLC, 6.875%, 6/1/14	85,000	83
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	101,000	103
Tesoro Corp., 6.625%, 11/1/15	80,000	79
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	84

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	103
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	40,000	40

Total		2,204

Financials (0.3%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17 144A	64,000	63
*ETrade Financial Corp., 7.875%, 12/1/15	90,000	94
General Motors Acceptance Corp. LLC, 6.75%, 12/1/14	75,000	72
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	90,000	89
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	215,000	219
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	26
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	40
Residential Capital LLC, 6.875%, 6/30/15	75,000	73
Residential Capital LLC, 7.187%, 4/17/09 144A	95,000	94
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	61

Total		831

Foods (0.2%)
Constellation Brands Inc., 7.25%, 5/15/17 144A	75,000	73
Dean Foods Co., 7.00%, 6/1/16	75,000	72
Dole Foods Co., 8.625%, 5/1/09	155,000	154
Outback Steakhouse, Inc., 10.00%, 6/15/15 144A	20,000	19
Pilgrim’s Pride Corp., 7.625%, 5/1/15	69,000	69
Pilgrim’s Pride Corp., 8.375%, 5/1/17	33,000	33
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	55,000	53
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	110,000	106
Smithfield Foods, Inc., 7.75%, 5/15/13	83,000	84

Total		663

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging (0.6%)
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	60
American Casino & Entertainment, 7.85%, 2/1/12	60,000	62
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	103
Corrections Corp. of America, 6.25%, 3/15/13	111,000	107
Felcor Lodging LP, 8.50%, 6/1/11	83,000	87
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	65,000	64
Hertz Corp., 8.875%, 1/1/14	95,000	99
Host Marriot LP, 7.125%, 11/1/13	210,000	209
Mandalay Resort Group, 9.375%, 2/15/10	50,000	53
MGM Mirage Inc., 7.5%, 6/1/16	145,000	138
MGM Mirage, Inc., 6.75%, 9/1/12	105,000	100
Park Place Entertainment Corp., 8.125%, 5/15/11	135,000	141
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	50,000	48
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	28,000	31
Seminole Hard Rock Entertainment, 7.86%, 3/15/14 144A	45,000	45
Station Casinos, Inc., 6.625%, 3/15/18	45,000	39
Station Casinos, Inc., 6.875%, 3/1/16	45,000	40
Universal City Development Corp., 11.75%, 4/1/10	44,000	47
Universal City Florida, 8.375%, 5/1/10	33,000	34
Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14 144A	50,000	48
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	148

Total		1,703

Health Care/Pharmaceuticals (0.5%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	180,000	182
FMC Finance III SA, 6.875%, 7/15/17 144A	105,000	103
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	31
HCA, Inc., 6.75%, 7/15/13	75,000	68

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
HCA, Inc., 9.125%, 11/15/14 144A	58,000	61
HCA, Inc., 9.25%, 11/15/16 144A	233,000	248
HCA, Inc., 9.625%, 11/15/16 144A	87,000	94
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	50,000	50
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	20,000	20
Omnicare, Inc., 6.75%, 12/15/13	60,000	57
PTS Acquisition Corp., 9.50%, 4/15/15 144A	79,000	78
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	48
Service Corp. International, 6.75%, 4/1/16	60,000	57
Service Corp. International, 7.375%, 10/1/14	15,000	15
Service Corp. International, 6.75%, 4/1/15 144A	70,000	67
Tenet Healthcare Corp., 7.375%, 2/1/13	85,000	77
Tenet Healthcare Corp., 9.875%, 7/1/14	50,000	50
US Oncology, Inc., 9.00%, 8/15/12	60,000	62
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	25,000	24
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	50,000	55

Total		1,447

Media (0.7%)
CCH I Holdings LLC, 11.75%, 5/15/14	90,000	88
Charter Communications Holding LLC, 10.25%, 9/15/10	125,000	130
Charter Communications Holdings LLC, 11.00%, 10/1/15	125,000	131
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	149
CSC Holdings, Inc., 7.875%, 2/15/18	127,000	123
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	61
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
The DIRECTV Group, Inc., 6.375%, 6/15/15	30,000	28
Echostar DBS Corp., 7.00%, 10/1/13	85,000	84
EchoStar DBS Corp., 7.125%, 2/1/16	30,000	29

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Media continued
Idearc, Inc., 8.00%, 11/15/16	286,000	289
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	60,000	61
Intelsat Bermuada, Ltd., 11.25%, 6/15/16	51,000	57
Intelsat Bermuada, Ltd., 11.409%, 6/15/13	65,000	69
Kabel Deutschland GMBH, 10.625%, 7/1/14	60,000	66
Lamar Media Corp., 6.625%, 8/15/15	75,000	71
LIN Television Corp., 6.50%, 5/15/13	90,000	88
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	55,000	55
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	30,000	30
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	30,000	30
Quebecor World, Inc., 9.75%, 1/15/15 144A	65,000	66
R.H. Donnelley Corp., 6.875%, 1/15/13	280,000	265
R.H. Donnelley Corp., 8.875%, 1/15/16	35,000	36
Sinclair Broadcast Group, 8.00%, 3/15/12	40,000	41
Univision Communications, 9.75%, 3/15/15 144A	150,000	148
Videotron Ltee, 6.375%, 12/15/15	25,000	24

Total		2,250

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	20,000	19
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	90,000	87
The Rouse Co., 7.20%, 9/15/12	85,000	87

Total		193

Services (0.2%)
Allied Waste North America, Inc., 6.875%, 6/1/17	70,000	68
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	69
ARAMARK Corp., 8.50%, 2/1/15 144A	45,000	46
ARAMARK Corp., 8.86%, 2/1/15 144A	30,000	30
Realogy Corp., 10.50%, 4/15/14 144A	145,000	138

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Services continued
Realogy Corp., 12.375%, 4/15/15 144A	75,000	68
Travelport LLC, 11.875%, 9/1/16	65,000	72
WCA Waste Corp., 9.25%, 6/15/14	65,000	68

Total		559

Structured Product (0.7%)
Dow Jones Credit Derivative High Yield, 7.125%, 12/29/11 144A	1,000,000	985
Dow Jones Credit Derivative High Yield, 8.00%, 12/29/11 144A	1,000,000	983
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	160,000	162

Total		2,130

Technology (0.2%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	71
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	80,000	76
Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	99,000	93
Freescale Semiconductor, Inc., 10.125%, 12/15/16 144A	25,000	24
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	35,000	39
NXP BV, 7.875%, 10/15/14	105,000	103
NXP BV, 9.50%, 10/15/15	50,000	49
Sabre Holdings Corp., 6.35%, 3/15/16	75,000	68
Sanmina Corp., 8.125%, 3/1/16	35,000	33
Stats Chippac, Inc., 6.75%, 11/15/11	43,000	43
Sungard Data Systems, Inc., 9.125%, 8/15/13	95,000	97

Total		696

Telecommunications (0.3%)
Citizens Communications, 9.00%, 8/15/31	165,000	170
Citizens Communications, 9.25%, 5/15/11	145,000	157
Qwest Capital Funding, Inc., 7.90%, 8/15/10	65,000	66
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Qwest Corp., 7.50%, 10/1/14	16,000	16
Qwest Corp., 6.50%, 6/1/17 144A	85,000	81
Qwest Corp., 7.875%, 9/1/11	67,000	70
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	79
Windstream Corp., 7.00%, 3/15/19	55,000	53
Windstream Corp., 8.125%, 8/1/13	85,000	89
Windstream Corp., 8.625%, 8/1/16	95,000	100

Total		906

Transportation (0.2%)
American Railcar Industries, Inc., 7.50%, 3/1/14	55,000	55
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	67,000	72
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	35,000	35
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	95,000	94
Ship Finance International, Ltd., 8.50%, 12/15/13	40,000	41
Stena AB, 7.50%, 11/1/13	190,000	192

Total		489

Utilities (0.5%)
The AES Corp., 9.375%, 9/15/10	55,000	59
Aquila, Inc., 9.95%, 2/1/11	6,000	6
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	45,000	42
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	65,000	60
Dynegy Holdings, Inc., 8.375%, 5/1/16	65,000	64
Edison Mission Energy, 7.00%, 5/15/17 144A	125,000	118
Edison Mission Energy, 7.20%, 5/15/19 144A	149,000	140
Elwood Energy LLC, 8.159%, 7/5/26	98,331	103
Indiantown Cogeneration LP, 9.77%, 12/15/20	165,000	186
NRG Energy, Inc., 7.25%, 2/1/14	65,000	65
NRG Energy, Inc., 7.375%, 2/1/16	30,000	30
NRG Energy, Inc., 7.375%, 1/15/17	216,000	218

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NSG Holdings LLC, 7.75%, 12/15/25 144A	81,000	82
PSEG Energy Holdings LLC, 8.50%, 6/15/11	22,000	23
Sierra Pacific Resources, 8.625%, 3/15/14	27,000	29
TXU Corp., 5.55%, 11/15/14	200,000	170

Total		1,395

Total Below Investment Grade Segment (Cost: $21,785)		21,610

Bank Loan Obligation (0.2%)	Principal Amount (000’s)
Freeport-McMoRan Copper & Gold, Inc. 7.11%, due 3/19/14	517,600	518

Total		518

Total Bank Loan Obligation (Cost: $518)		518

Money Market Investments (9.2%)	Shares/ $ Par

Federal Government and Agencies (8.9%)
Fannie Mae, 5.13%, 9/19/07	1,000,000	989
(b) Federal Home Loan Bank, 5.16%, 7/13/07	3,000,000	2,994
Federal Home Loan Bank, 5.15%, 7/18/07	22,000,000	21,943

Total		25,926

National Commercial Banks (0.3%)
UBS Finance LLC, 5.35%, 7/2/07	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $26,926)		26,926

Total Investments (100.7%) (Cost $262,583)(a)(l)		295,888

Other Assets, Less Liabilities (-0.7%)		(2,164)

Net Assets (100.0%)		293,724

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $9,844, representing 3.35% of the net assets.

IO — Interest Only Security

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $262,583 and the net unrealized appreciation of investments based on that cost was $33,305 which is comprised of $37,209 aggregate gross unrealized appreciation and $3,904 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2007, $1,268)	12	9/07	$—
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2007, $16,776)	44	9/07	$(106)

(c)	PIK — Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $51,367 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

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Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2007 (Unaudited)

(in thousands)

	Growth Stock Portfolio	Janus Capital Appreciation Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Large Cap Blend Portfolio	Index 500 Stock Portfolio	American Century Large Company Value Portfolio
Assets
Investments, at value (1)	$755,040	$166,456	$557,591	$28,679	$2,174,197	$27,245
Cash & Cash Equivalents	882	44	—	—	—	—
Due from Sale of Securities	1,748	6,414	5,310	632	—	181
Dividends and Interest Receivables	513	45	589	32	2,690	36

Total Assets	758,183	172,959	563,490	29,343	2,176,887	27,462

Liabilities
Due on Purchase of Securities	3,772	—	4,936	1,346	276	193
Due to Investment Advisor	254	106	191	15	349	13
Accrued Expenses	11	11	10	8	15	9
Outstanding Swap Contracts, at Fair Value	—	—	—	—	—	—
Futures Variation Margin	21	—	7	—	41	—

Total Liabilities	4,058	117	5,144	1,369	681	215

Net Assets	$754,125	$172,842	$558,346	$27,974	$2,176,206	$27,247

Represented By:
Aggregate Paid in Capital (3), (4)	$574,629	$133,938	$531,175	$27,661	$1,276,582	$27,095
Undistributed Net Investment Income (Loss)	10,318	357	10,431	52	53,521	108
Undistributed Accumulated Net Realized Gain (Loss) on Investments	15,799	4,849	(111,404)	114	91,090	(13)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	153,491	33,698	128,183	147	755,187	57
Futures Contracts	(112)	—	(39)	—	(174)	—
Swap Contracts	—	—	—	—	—	—

Net Assets for Shares Outstanding (3)	$754,125	$172,842	$558,346	$27,974	$2,176,206	$27,247

Net Asset Value, Offering and Redemption Price per Share	$2.45	$1.78	$1.44	$1.01	$3.49	$1.01

(1) Investments, at cost	$601,549	$132,758	$429,408	$28,532	$1,419,010	$27,188
(2) Securities on loan	—	—	—	—	—	—
(3) Shares outstanding	307,212	97,298	387,241	27,635	624,152	27,055
(4) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

#	Formerly named Aggressive Growth Stock Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities (Prepared from Unaudited Figures)

Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Mid Cap Growth Stock Portfolio#	Index 400 Stock Portfolio	AllianceBernstein Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	T. Rowe Price Small Cap Value Portfolio

$484,256	$239,924	$1,236,360	$589,973	$158,363	$561,756	$22,820	$370,349
113	416	—	13,011	313	673	295	36
16,376	457	24,535	1,507	1,609	11,709	—	953
1,105	434	281	374	148	86	29	390

501,850	241,231	1,261,176	604,865	160,433	574,224	23,144	371,728

20,880	1,520	18,807	15,244	1,608	19,147	319	1,970
210	123	513	118	111	237	2	251
10	12	12	13	10	10	10	11
—	—	—	—	—	—	80	—
—	—	34	75	—	66	—	—

21,100	1,655	19,366	15,450	1,729	19,460	411	2,232

$480,750	$239,576	$1,241,810	$589,415	$158,704	$554,764	$22,733	$369,496

$365,656	$187,706	$865,547	$385,703	$120,714	$397,270	$22,164	$246,272
11,223	2,054	11,979	11,795	494	930	99	3,069
37,067	10,849	181,925	52,534	10,246	87,495	63	28,392

66,804	38,967	182,454	139,585	27,250	69,066	327	91,763
—	—	(95)	(202)	—	3	—	—
—	—	—	—	—	—	80	—

$480,750	$239,576	$1,241,810	$589,415	$158,704	$554,764	$22,733	$369,496

$1.40	$1.65	$3.77	$1.77	$1.73	$2.61	$1.03	$1.98

$417,452	$200,957	$1,053,906	$450,388	$131,114	$492,690	$22,493	$278,586
—	—	—	—	—	—	—	—
344,073	145,127	329,188	332,315	91,740	212,233	22,108	186,509
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2007 (Unaudited)

(in thousands)

	International Growth Portfolio	MFS® Research International Core Portfolio	Franklin Templeton International Equity Portfolio	MFS® Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Assets
Investments, at value (1)	$327,982	$37,912	$1,820,800	$55,427	$419,233	$56,487
Cash & Cash Equivalents	1,215	12	4,392	114	30	250
Collateral for Outstanding Swap Contracts	—	—	—	—	—	—
Due from Sale of Fund Shares	—	152	450	—	—	—
Due from Sale of Securities	4,883	921	9,900	891	—	—
Due from Sale of Foreign Currency	12,221	1,021	—	1,064	—	—
Futures Variation Margin	—	—	—	—	—	—
Outstanding Options Written, at Fair Value	—	—	—	—	—	—
Outstanding Swap Contracts, at Fair Value	—	—	—	—	—	—
Dividends and Interest Receivables	578	79	3,849	174	381	322

Total Assets	346,879	40,097	1,839,391	57,670	419,644	57,059

Liabilities
Due on Purchase of Securities	9,236	1,226	13,228	246	—	6,081
Payable for Collateral on Securities on Loan (2)	—	—	—	—	—	—
Due on Purchase of Foreign Currency	13,164	1,036	—	1,791	—	—
Due on Redemption of Fund Shares	—	—	597	—	—	—
Due to Investment Advisor	170	21	847	46	99	13
Accrued Expenses	113	41	57	48	—	10
Outstanding Options Written, at Fair Value	—	—	—	—	—	—
Outstanding Swap Contracts, at Fair Value	—	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—	—

Total Liabilities	22,683	2,324	14,729	2,131	99	6,104

Net Assets	$324,196	$37,773	$1,824,662	$55,539	$419,545	$50,955

Represented By:
Aggregate Paid in Capital (3), (4)	$213,891	$36,877	$983,478	$52,926	$419,545	$50,916
Undistributed Net Investment Income (Loss)	4,891	285	61,713	223	—	382
Undistributed Accumulated Net Realized Gain (Loss) on Investments	37,199	65	67,970	487	—	(99)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	68,226	545	711,492	1,907	—	(244)
Futures Contracts	—	—	—	—	—	—
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(11)	1	9	(4)	—	—

Net Assets for Shares Outstanding (3)	$324,196	$37,773	$1,824,662	$55,539	$419,545	$50,955

Net Asset Value, Offering and Redemption Price per Share	$1.94	$1.02	$2.67	$1.05	$1.00	$1.00

(1) Investments, at cost	$259,756	$37,367	$1,109,308	$53,520	$419,233	$56,732
(2) Securities on loan	—	—	—	—	—	—
(3) Shares outstanding	166,912	36,864	683,150	52,852	419,558	50,917
(4) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities (Prepared from Unaudited Figures)

Select Bond Portfolio	PIMCO Long-Term U.S. Government Bond Portfolio	American Century Inflation Protection Portfolio	High Yield Bond Portfolio	PIMCO Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$1,122,204	$20,985	$28,991	$290,745	$57,932	$3,072,109	$295,888
70	7,342	—	80	4,403	16	449
—	—	—	—	—	2,290	—
—	—	—	—	—	—	—
38,052	—	631	6,333	5,210	84,205	5,518
—	—	—	—	1	13	2
51	93	—	—	—	117	—
—	—	—	—	1	—	—
—	—	—	—	—	15,582	—
8,257	283	196	4,977	953	14,416	1,157

1,168,634	28,703	29,818	302,135	68,500	3,188,748	303,014

109,049	2,888	3,110	7,310	16,390	156,439	9,138
49,500	—	—	—	—	53,028	—
7	—	—	—	62	15	1
—	—	—	—	—	—	—
238	7	9	107	29	707	96
25	12	10	18	10	—	38
—	1	—	—	—	—	—
—	—	—	—	—	21,338	—
—	—	—	—	—	53	17

158,819	2,908	3,129	7,435	16,491	231,580	9,290

$1,009,815	$25,795	$26,689	$294,700	$52,009	$2,957,168	$293,724

$988,199	$26,605	$27,106	$334,434	$53,129	$1,904,758	$226,012
65,497	183	347	28,297	415	136,705	10,481
(24,778)	(659)	(117)	(66,464)	(354)	699,516	24,033

(19,100)	(448)	(647)	(1,567)	(1,164)	222,047	33,305
(1)	115	—	—	—	(103)	(107)
—	(1)	—	—	1	—	—
—	—	—	—	—	(5,756)	—
(2)	—	—	—	(18)	1	—

$1,009,815	$25,795	$26,689	$294,700	$52,009	$2,957,168	$293,724

$1.21	$0.97	$0.98	$0.75	$0.98	$2.05	$1.29

$1,141,304	$21,433	$29,638	$292,312	$59,096	$2,850,062	$262,583
48,341	—	—	—	—	51,829	—
834,741	26,642	27,132	392,792	53,169	1,443,342	227,100
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2007 (Unaudited)

(in thousands)

	Growth Stock Portfolio	Janus Capital Appreciation Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Large Cap Blend Portfolio (2)	Index 500 Stock Portfolio	American Century Large Company Value Portfolio (2)
Investment Income
Income
Interest	$953	$314	$922	$16	$1,005	$15
Dividends (1)	4,271	636	4,331	73	20,124	127

Total Income	5,224	950	5,253	89	21,129	142

Expenses
Management Fees	1,544	586	1,152	34	2,100	31
Custodian Fees	7	5	6	3	12	3
Audit Fees	8	8	8	4	8	4
Other Expenses	1	1	2	1	2	1

Total Expenses	1,560	600	1,168	42	2,122	39

Less Waived Fees:
Paid by Affiliate	—	—	—	(5)	—	(5)
Paid Indirectly	(1)	(1)	(1)	—	(2)	—

Total Net Expenses	1,559	599	1,167	37	2,120	34

Net Investment Income (Loss)	3,665	351	4,086	52	19,009	108
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	24,533	4,667	15,765	114	18,500	(13)
Futures Contracts	832	—	816	—	1,865	—
Swap Contracts	—	—	—	—	—	—

Net Realized Gain (Loss) on Investments	25,365	4,667	16,581	114	20,365	(13)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	20,047	9,140	15,855	147	103,954	57
Futures Contracts	(137)	—	(18)	—	(217)	—
Swap Contracts	—	—	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	19,910	9,140	15,837	147	103,737	57

Net Gain (Loss) on Investments	45,275	13,807	32,418	261	124,102	44

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,940	$14,158	$36,504	$313	$143,111	$152

(1) Less Foreign dividend tax	$141	$18	$66	$2	$—	$2
(2) For the Period from April 30, 2007 (Commencement of Operations) through June 30, 2007.

#	Formerly named Aggressive Growth Stock Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations (Prepared from Unaudited Figures)

Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Mid Cap Growth Stock Portfolio#	Index 400 Stock Portfolio	AllianceBernstein Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio (2)	T. Rowe Price Small Cap Value Portfolio

$576	$333	$2,177	$1,184	$195	$1,250	$51	$344
5,302	2,441	3,508	4,276	944	703	61	2,660

5,878	2,774	5,685	5,460	1,139	1,953	112	3,004

1,215	730	3,129	701	633	1,427	9	1,464
5	8	7	10	4	10	5	13
8	8	9	8	8	8	4	8
1	2	1	2	2	2	1	2

1,229	748	3,146	721	647	1,447	19	1,487

—	—	—	—	—	—	(6)	—
(1)	(2)	(2)	(3)	(2)	(1)	—	(5)

1,228	746	3,144	718	645	1,446	13	1,482

4,650	2,028	2,541	4,742	494	507	99	1,522

17,382	9,117	74,715	19,954	8,141	39,140	44	9,866
—	—	2,337	2,818	—	(39)	—	—
—	—	—	—	—	—	19	—

17,382	9,117	77,052	22,772	8,141	39,101	63	9,866

8,740	6,968	58,580	34,552	10,102	9,828	327	14,303
—	—	445	720	—	272	—	—
—	—	—	—	—	—	80	—

8,740	6,968	59,025	35,272	10,102	10,100	407	14,303

26,122	16,085	136,077	58,044	18,243	49,201	470	24,169

$30,772	$18,113	$138,618	$62,786	$18,737	$49,708	$569	$25,691

$96	$30	$20	$2	$—	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2007 (Unaudited)

(in thousands)

	International Growth Portfolio	MFS® Research International Core Portfolio (2)	Franklin Templeton International Equity Portfolio	MFS® Emerging Markets Equity Portfolio (2)	Money Market Portfolio	Short-Term Bond Portfolio (2)
Investment Income
Income
Interest	$237	$28	$2,266	$43	$10,444	$420
Dividends (1)	3,663	326	31,604	309	—	—

Total Income	3,900	354	33,870	352	10,444	420

Expenses
Management Fees	987	52	5,445	98	586	29
Custodian Fees	179	20	350	25	—	5
Audit Fees	9	5	9	5	—	5
Other Expenses	3	2	3	8	—	1

Total Expenses	1,178	79	5,807	136	586	40

Less Waived Fees:
Paid by Affiliate	—	(10)	(546)	(7)	—	(2)
Paid Indirectly	—	—	—	—	—	—

Total Net Expenses	1,178	69	5,261	129	586	38

Net Investment Income (Loss)	2,722	285	28,609	223	9,858	382
Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	13,137	66	48,126	553	—	(99)
Futures Contracts	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(25)	(1)	82	(66)	—	—

Net Realized Gain (Loss) on Investments and Foreign Currencies	13,112	65	48,208	487	—	(99)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	12,886	545	152,282	1,907	—	(244)
Futures Contracts	—	—	—	—	—	—
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(25)	1	(22)	(4)	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	12,861	546	152,260	1,903	—	(244)

Net Gain (Loss) on Investments	25,973	611	200,468	2,390	—	(343)

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,695	$896	$229,077	$2,613	$9,858	$39

(1) Less Foreign dividend tax	$156	$18	$1,353	$11	$—	$—
(2) For the Period from April 30, 2007 (Commencement of Operations) through June 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations (Prepared from Unaudited Figures)

Select Bond Portfolio	PIMCO Long-Term U.S. Government Bond Portfolio (2)	American Century Inflation Protection Portfolio (2)	High Yield Bond Portfolio	PIMCO Multi-Sector Bond Portfolio (2)	Balanced Portfolio	Asset Allocation Portfolio

$26,291	$210	$375	$11,021	$494	$38,057	$3,496
—	—	—	—	—	13,784	1,256

26,291	210	375	11,021	494	51,841	4,752

1,438	23	24	649	66	4,379	741
—	7	5	8	13	—	51
—	5	5	10	5	—	9
—	1	1	2	1	—	4

1,438	36	35	669	85	4,379	805

—	(9)	(7)	—	(6)	—	(25)
—	—	—	(2)	—	—	(2)

1,438	27	28	667	79	4,379	778

24,853	183	347	10,354	415	47,462	3,974

(3,347)	(378)	(117)	2,254	(431)	653,139	9,587
149	(281)	—	—	—	540	803
—	—	—	—	—	(1,691)	—
(144)	—	—	—	77	(200)	(19)

(3,342)	(659)	(117)	2,254	(354)	651,788	10,371

(14,323)	(448)	(647)	(6,509)	(1,164)	(581,751)	2,428
(90)	115	—	—	—	(221)	(140)
—	(1)	—	—	1	—	—
—	—	—	—	—	(5,756)	—
(2)	—	—	—	(18)	1	—

(14,415)	(334)	(647)	(6,509)	(1,181)	(587,727)	2,288

(17,757)	(993)	(764)	(4,255)	(1,535)	64,061	12,659

$7,096	$(810)	$(417)	$6,099	$(1,120)	$111,523	$16,633

$—	$—	$—	$—	$—	$261	$124

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Janus Capital Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,665	$6,654	$351	$517	$4,086	$6,350
Net Realized Gain (Loss) on Investments and Foreign Currencies	25,365	46,480	4,667	6,849	16,581	35,150
Net Change in Unrealized Appreciation (Depreciation) of Investments	19,910	11,813	9,140	(1,469)	15,837	14,646

Net Increase (Decrease) in Net Assets Resulting from Operations	48,940	64,947	14,158	5,897	36,504	56,146

Distributions to Shareholders from:
Net Investment Income	—	(5,333)	—	(513)	—	(5,437)
Net Realized Gain on Investments	—	—	—	(6,622)	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(5,333)	—	(7,135)	—	(5,437)

Capital Transactions:
Shares Sold	23,093	49,574	32,751	57,936	20,335	42,366
Reinvestment of Distributions Paid	—	5,333	—	7,135	—	5,437
Shares Redeemed	(52,963)	(81,992)	(12,648)	(57,931)	(33,946)	(57,079)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(29,870)	(27,085)	20,103	7,140	(13,611)	(9,276)

Total Increase (Decrease) in Net Assets	19,070	32,529	34,261	5,902	22,893	41,433
Net Assets
Beginning of Period	735,055	702,526	138,581	132,679	535,453	494,020

End of Period	$754,125	$735,055	$172,842	$138,581	$558,346	$535,453

Accumulated Undistributed Net Investment Income	$10,318	$6,654	$357	$6	$10,431	$6,345

Fund Share Transactions:
Shares Sold	73,071	23,055	19,157	35,916	14,529	33,623
Reinvestment of Distributions Paid	—	2,470	—	4,399	—	4,298
Shares Redeemed	(85,613)	(38,065)	(7,488)	(36,279)	(24,384)	(45,202)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	(12,542)	(12,540)	11,669	4,036	(9,855)	(7,281)

(1)	For the Period from April 30, 2007 (Commencement of Operations) through June 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Capital Guardian Large Cap Blend Portfolio (1)	Index 500 Stock Portfolio		American Century Large Company Value Portfolio (1)	Capital Guardian Domestic Equity Portfolio		T. Rowe Price Equity Income Portfolio
For the Period Ended June 30, 2007 (Unaudited)	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period Ended June 30, 2007 (Unaudited)	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006

$52	$19,009	$34,674	$108	$4,650	$6,667	$2,028	$2,986
114	20,365	75,474	(13)	17,382	20,054	9,117	5,755
147	103,737	176,338	57	8,740	26,100	6,968	20,259

313	143,111	286,486	152	30,772	52,821	18,113	29,000

—	—	(31,068)	—	—	—	—	(2,858)
—	—	(69,810)	—	—	(3,594)	—	(4,487)

—	—	(100,878)	—	—	(3,594)	—	(7,345)

27,781	73,923	121,647	27,151	64,500	116,555	46,945	55,854
—	—	100,878	—	—	3,594	—	7,345
(120)	(122,227)	(230,375)	(56)	(24,359)	(33,474)	(25,989)	(17,270)

27,661	(48,304)	(7,850)	27,095	40,141	86,675	20,956	45,929

27,974	94,807	177,758	27,247	70,913	135,902	39,069	67,584

—	2,081,399	1,903,641	—	409,837	273,934	200,507	132,923

$27,974	$2,176,206	$2,081,399	$27,247	$480,750	$409,836	$239,576	$200,507

$52	$53,521	$34,511	$108	$11,223	$6,574	$2,054	$26

27,753	22,003	40,000	27,110	48,106	96,847	29,795	38,621
—	—	33,840	—	—	3,000	—	4,805
(118)	(36,329)	(75,990)	(55)	(17,896)	(27,853)	(15,947)	(12,051)

27,635	(14,326)	(2,150)	27,055	30,210	71,994	13,848	31,375

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Mid Cap Growth Stock Portfolio#		Index 400 Stock Portfolio		AllianceBernstein Mid Cap Value Portfolio
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,541	$9,438	$4,742	$7,356	$494	$1,424
Net Realized Gain (Loss) on Investments and Foreign Currencies	77,052	106,624	22,772	32,092	8,141	9,122
Net Change in Unrealized Appreciation (Depreciation) of Investments	59,025	(62,717)	35,272	9,525	10,102	4,790

Net Increase (Decrease) in Net Assets Resulting from Operations	138,618	53,345)	62,786	48,973	18,737	15,336

Distributions to Shareholders from:
Net Investment Income	—	(1,541)	—	(5,572)	—	(1,410)
Net Realized Gain on Investments	—	(28,368)	—	(31,856)	—	(8,997)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(29,909)	—	(37,428)	—	(10,407)

Capital Transactions:
Shares Sold	26,723	53,116	32,101	54,105	37,191	26,498
Reinvestment of Distributions Paid	—	29,909	—	37,428	—	10,407
Shares Redeemed	(107,015)	(175,679)	(39,212)	(59,964)	(28,240)	(8,375)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(80,292)	(92,654)	(7,111)	31,569	8,951	28,530

Total Increase (Decrease) in Net Assets	58,326	(69,218)	55,675	43,114	27,688	33,459
Net Assets
Beginning of Period	1,183,484	1,252,702	533,740	490,626	131,016	97,557

End of Period	$1,241,810	$1,183,484	$589,415	$533,740	$158,704	$131,016

Accumulated Undistributed Net Investment Income	$11,979	$9,438	$11,795	$7,053	$494	$—

Fund Share Transactions:
Shares Sold	7,427	15,795	18,929	34,605	22,606	17,295
Reinvestment of Distributions Paid	—	8,413	—	23,629	—	6,734
Shares Redeemed	(29,817)	(52,429)	(23,141)	(38,898)	(16,673)	(5,509)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	(22,390)	(28,221)	(4,212)	19,336	5,933	18,520

(1)	For the Period from April 30, 2007 (Commencement of Operations) through June 30, 2007.

#	Formerly named Aggressive Growth Stock Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio (1)	T. Rowe Price Small Cap Value Portfolio		International Growth Portfolio		MFS® Research International Core Portfolio (1)
For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period Ended June 30, 2007 (Unaudited)	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period Ended June 30, 2007 (Unaudited)

$507	$423	$99	$1,522	$1,887	$2,722	$2,541	$285
39,101	48,800	63	9,866	18,386	13,112	24,088	65
10,100	(16,219)	407	14,303	22,237	12,861	17,154	546

49,708	33,004	569	25,691	42,510	28,695	43,783	896

—	—	—	—	(672)	—	(451)	—
—	(66,952)	—	—	(10,289)	—	(3,118)	—

—	(66,952)	—	—	(10,961)	—	(3,569)	—

20,902	59,700	22,177	37,750	63,688	42,761	88,769	37,002
—	66,952	—	—	10,961	—	3,569	—
(44,458)	(67,100)	(13)	(18,918)	(26,266)	(20,142)	(27,220)	(125)

(23,556)	59,552	22,164	18,832	48,383	22,619	65,118	36,877

26,152	25,604	22,733	44,523	79,932	51,314	105,332	37,773

528,612	503,008	—	324,973	245,041	272,882	167,550	—

$554,764	$528,612	$22,733	$369,496	$324,973	$324,196	$272,882	$37,773

$930	$423	$99	$3,069	$1,546	$4,891	$2,170	$285

8,506	24,255	22,121	19,628	36,280	23,413	56,242	36,988
—	26,696	—	—	6,046	—	2,115	—
(18,082)	(27,963)	(13)	(9,905)	(15,130)	(11,030)	(17,336)	(124)

(9,576)	22,988	22,108	9,723	27,196	12,383	41,021	36,864

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Franklin Templeton International Equity Portfolio		MFS® Emerging Markets Equity Portfolio (1)	Money Market Portfolio		Short-Term Bond Portfolio (1)
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period Ended June 30, 2007 (Unaudited)	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period Ended June 30, 2007 (Unaudited)
Change in Net Assets
Operations
Net Investment Income (Loss)	$28,609	$33,360	$223	$9,858	$17,568	$382
Net Realized Gain (Loss) on Investments and Foreign Currencies	48,208	72,743	487	—	—	(99)
Net Change in Unrealized Appreciation (Depreciation) of Investments	152,260	252,828	1,903	—	—	(244)

Net Increase (Decrease) in Net Assets Resulting from Operations	229,077	358,931	2,613	9,858	17,568	39

Distributions to Shareholders from:
Net Investment Income	—	(22,771)	—	(9,858)	(17,568)	—
Net Realized Gain on Investments	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(22,771)	—	(9,858)	(17,568)	—

Capital Transactions:
Shares Sold	120,288	170,977	53,174	114,517	202,463	50,947
Reinvestment of Distributions Paid	—	22,771	—	9,858	17,568	—
Shares Redeemed	(80,933)	(112,938)	(248)	(95,419)	(169,300)	(31)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	39,355	80,810	52,926	28,956	50,731	50,916

Total Increase (Decrease) in Net Assets	268,432	416,970	55,539	28,956	50,731	50,955
Net Assets
Beginning of Period	1,556,230	1,139,260	—	390,589	339,858	—

End of Period	$1,824,662	$1,556,230	$55,539	$419,545	$390,589	$50,955

Accumulated Undistributed Net Investment Income	$61,713	$33,103	$223	$—	$—	$382

Fund Share Transactions:
Shares Sold	48,449	83,552	53,095	114,517	202,462	50,948
Reinvestment of Distributions Paid	—	10,906	—	9,858	17,568	—
Shares Redeemed	(32,678)	(55,742)	(243)	(95,419)	(169,300)	(31)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	15,771	38,716	52,852	28,956	50,730	50,917

(1)	For the Period from April 30, 2007 (Commencement of Operations) through June 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Select Bond Portfolio		PIMCO Long-Term U.S. Government Bond Portfolio (1)	American Century Inflation Protection Portfolio (1)	High Yield Bond Portfolio		PIMCO Multi-Sector Bond Portfolio (1)
For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period Ended June 30, 2007 (Unaudited)	For the Period Ended June 30, 2007 (Unaudited)	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period Ended June 30, 2007 (Unaudited)

$24,853	$40,889	$183	$347	$10,354	$17,959	$415
(3,342)	(12,062)	(659)	(117)	2,254	(2,091)	(354)
(14,415)	3,753	(334)	(647)	(6,509)	8,393	(1,181)

7,096	32,580	(810)	(417)	6,099	24,261	(1,120)

—	(31,072)	—	—	—	(16,968)	—
—	—	—	—	—	—	—

—	(31,072)	—	—	—	(16,968)	—

120,608	190,670	26,656	27,158	31,045	38,921	53,132
—	31,072	—	—	—	16,968	—
(42,346)	(85,337)	(51)	(52)	(19,083)	(31,097)	(3)

78,262	136,405	26,605	27,106	11,962	24,792	53,129

85,358	137,913	25,795	26,689	18,061	32,085	52,009

924,457	786,544	—	—	276,639	244,554	—

$1,009,815	$924,457	$25,795	$26,689	$294,700	$276,639	$52,009

$65,497	$40,645	$183	$347	$28,297	$17,943	$415

99,299	161,348	26,694	27,185	41,250	54,593	53,172
—	27,256	—	—	—	24,734	—
(34,881)	(72,260)	(52)	(53)	(25,312)	(43,676)	(3)

64,418	116,344	26,642	27,132	15,938	35,651	53,169

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Balanced Portfolio		Asset Allocation Portfolio
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Change in Net Assets
Operations
Net Investment Income (Loss)	$47,462	$89,658	$3,974	$6,635
Net Realized Gain (Loss) on Investments and Foreign Currencies	651,788	50,365	10,371	13,952
Net Change in Unrealized Appreciation (Depreciation) of Investments	(587,727)	147,315	2,288	4,510

Net Increase (Decrease) in Net Assets Resulting from Operations	111,523	287,338	16,633	25,097

Distributions to Shareholders from:
Net Investment Income	—	(82,263)	—	(4,818)
Net Realized Gain on Investments	—	(31,791)	—	(6,398)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(114,054)	—	(11,216)

Capital Transactions:
Shares Sold	79,794	152,535	16,903	51,019
Reinvestment of Distributions Paid	—	114,054	—	11,216
Shares Redeemed	(183,781)	(395,982)	(21,675)	(39,060)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(103,987)	(129,393)	(4,772)	23,175

Total Increase (Decrease) in Net Assets	7,536	43,891	11,861	37,056
Net Assets
Beginning of Period	2,949,632	2,905,741	281,863	244,807

End of Period	$2,957,168	$2,949,632	$293,724	$281,863

Accumulated Undistributed Net Investment Income	$136,705	$89,243	$10,481	$6,508

Fund Share Transactions:
Shares Sold	39,613	81,031	13,430	43,790
Reinvestment of Distributions Paid	—	62,087	—	9,611
Shares Redeemed	(91,213)	(210,799)	(17,223)	(33,518)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	(51,600)	(67,681)	(3,793)	19,883

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions From Realized Gains on Investments	Total Distribu- tions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Stock Portfolio
(j)2007	$2.30	$0.01		$0.14	$0.15	$—	$—	$—	$2.45	6.79%	$754,125	—		0.42	%(c)	1.00	%(c)	20.56%
2006	2.11	0.02		0.19	0.21	(0.02)	—	(0.02)	2.30	9.57	735,055	—		0.43		0.94		36.05
2005	1.98	0.02		0.13	0.15	(0.02)	—	(0.02)	2.11	7.71	702,526	—		0.43		0.78		31.74
2004	1.87	0.01		0.11	0.12	(0.01)	—	(0.01)	1.98	6.67	686,849	—		0.43		1.07		34.53
2003	1.59	0.01		0.28	0.29	(0.01)	—	(0.01)	1.87	18.94	665,871	—		0.43		0.77		40.89
2002	2.03	0.01		(0.43)	(0.42)	(0.02)	—	(0.02)	1.59	(20.83)	551,421	—		0.43		0.76		28.06
Janus Capital Appreciation Portfolio
(j)2007	$1.62	$—	(e)	$0.16	$0.16	$—	$—	$—	$1.78	9.77%	$172,842	0.80	%(c)	0.80	%(c)	0.47	%(c)	43.87%
2006	1.63	0.01		0.07	0.08	(0.01)	(0.08)	(0.09)	1.62	4.88	138,581	0.81		0.81		0.38		61.84
2005	1.43	—		0.25	0.25	—	(0.05)	(0.05)	1.63	17.00	132,679	0.82		0.82		0.18		45.20
2004	1.20	0.00	(c)	0.23	0.23	—	—	—	1.43	19.67	56,690	0.84		0.84		(0.03)		25.42
(b)2003	1.00	—		0.20	0.20	0.00 (c)	0.00 (c)	0.00 (c)	1.20	19.90	36,730	0.90	(c)	0.89	(c)	0.07	(c)	33.68
Large Cap Core Stock Portfolio
(j)2007	$1.35	$0.01		$0.08	$0.09	$—	$—	$—	$1.44	6.97%	$558,346	—		0.43	%(c)	1.52	%(c)	21.67%
2006	1.22	0.02		0.12	0.14	(0.01)	—	(0.01)	1.35	11.49	535,453	—		0.44		1.25		39.39
2005	1.14	0.01		0.09	0.10	(0.02)	—	(0.02)	1.22	8.46	494,020	—		0.44		1.15		32.23
2004	1.07	0.02		0.06	0.08	(0.01)	—	(0.01)	1.14	8.16	469,935	—		0.44		1.41		33.64
2003	0.87	0.01		0.20	0.21	(0.01)	—	(0.01)	1.07	24.05	447,554	—		0.46		1.07		58.90
2002	1.22	0.01		(0.35)	(0.34)	(0.01)	—	(0.01)	0.87	(28.20)	365,944	—		0.58		0.85		29.20
Capital Guardian Large Cap Blend Portfolio
(h)2007	$1.00	$—	(e)	$0.01	$0.01	$—	$—	$—	$1.01	1.20%	$27,974	0.96	%(c)	0.85	%(c)	1.19	%(c)	4.85%
Index 500 Stock Portfolio
2007	$3.26	$0.03		$0.20	$0.23	$—	$—	$—	$3.49	6.96%	$2,176,206	—		0.20	%(c)	1.81	%(c)	1.50%
2006	2.97	0.06		0.39	0.45	(0.05)	(0.11)	(0.16)	3.26	15.62	2,081,399	—		0.20		1.78		4.47
2005	2.94	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	2.97	4.72	1,903,641	—		0.20		1.68		5.36
2004	2.72	0.05		0.24	0.29	(0.04)	(0.03)	(0.07)	2.94	10.70	1,904,122	—		0.20		1.83		3.45
2003	2.17	0.04		0.56	0.60	(0.04)	(0.01)	(0.05)	2.72	28.43	1,756,120	—		0.20		1.59		2.44
2002	2.87	0.03		(0.64)	(0.61)	(0.03)	(0.06)	(0.09)	2.17	(22.07)	1,362,881	—		0.21		1.40		6.55
American Century Large Company Value Portfolio
(h)2007	$1.00	$—	(e)	$0.01	$0.01	$—	$—	$—	$1.01	0.70%	$27,247	0.91	%(c)	0.80	%(c)	2.50	%(c)	5.41%
Capital Guardian Domestic Equity Portfolio
(j)2007	$1.31	$0.01		$0.08	$0.09	$—	$—	$—	$1.40	6.97%	$480,750	—		0.56	%(c)	2.10	%(c)	20.56%
2006	1.13	0.02		0.17	0.19	—	(0.01)	(0.01)	1.31	16.56	409,836	—		0.58		1.99		31.59
2005	1.14	0.02		0.07	0.09	(0.02)	(0.08)	(0.10)	1.13	8.04	273,934	—		0.60		1.77		35.19
2004	1.00	0.02		0.15	0.17	(0.01)	(0.02)	(0.03)	1.14	16.85	211,977	—		0.62		1.63		32.97
2003	0.76	0.01		0.24	0.25	(0.01)	—	(0.01)	1.00	34.41	136,099	—		0.67		1.84		29.20
2002	0.97	0.01		(0.21)	(0.20)	(0.01)	—	(0.01)	0.76	(21.24)	74,274	—		0.70		1.54		22.42
T. Rowe Price Equity Income Portfolio
(j)2007	$1.53	$0.01		$0.11	$0.12	$—	$—	$—	$1.65	8.12%	$239,576	0.67	%(c)	0.67	%(c)	1.80	%(c)	14.59%
2006	1.33	0.02		0.24	0.26	(0.02)	(0.04)	(0.06)	1.53	19.15	200,507	0.67		0.67		1.88		15.50
2005	1.35	0.02		0.04	0.06	(0.02)	(0.06)	(0.08)	1.33	4.19	132,923	0.68		0.68		1.76		16.01
2004	1.22	0.02		0.17	0.19	(0.02)	(0.04)	(0.06)	1.35	15.16	89,747	0.69		0.69		1.74		15.21
(b)2003	1.00	0.01		0.23	0.24	(0.01)	(0.01)	(0.02)	1.22	23.64	47,664	0.77		0.75		1.88		27.27
Mid Cap Growth Stock Portfolio(i)
(j)2007	$3.37	$0.01		$0.39	$0.40	$—	$—	$—	$3.77	12.06%	$1,241,810	—		0.52	%(c)	0.42	%(c)	48.31%
2006	3.30	0.03		0.12	0.15	—	(0.08)	(0.08)	3.37	4.40	1,183,484	—		0.52		0.77		72.15
2005	3.11	—		0.19	0.19	—	—	—	3.30	6.14	1,252,702	—		0.52		0.13		83.42
2004	2.72	0.00	(c)	0.39	0.39	—	—	—	3.11	14.22	1,278,495	—		0.52		0.05		71.24
2003	2.18	—		0.54	0.54	—	—	—	2.72	24.69	1,187,542	—		0.52		(0.10)		63.21
2002	2.82	—		(0.59)	(0.59)	—	(0.05)	(0.05)	2.18	(21.15)	994,075	—		0.52		(0.11)		43.37
(b)	For the period May 1, 2003 (commencement of operations) through December 31, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(h)	For the period April 30, 2007 (commencement of operations) through June 30, 2007.
(i)	Formerly named Aggressive Growth Stock Portfolio.
(j)	For the six months ended June 30, 2007. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights, continued

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions From Realized Gains on Investments	Total Distribu- tions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Index 400 Stock Portfolio
(j)2007	$1.59	$0.01		$0.17	$0.18	$—		$—	$—	$1.77	11.85%	$589,415	—		0.26	%(c)	1.69	%(c)	9.01%
2006	1.55	0.02		0.14	0.16	(0.02)		(0.10)	(0.12)	1.59	10.04	533,740	—		0.26		1.42		12.43
2005	1.46	0.02		0.15	0.17	(0.01)		(0.07)	(0.08)	1.55	12.37	490,626	—		0.26		1.26		18.63
2004	1.28	0.01		0.19	0.20	(0.01)		(0.01)	(0.02)	1.46	16.26	426,827	—		0.26		0.96		16.46
2003	0.95	0.01		0.33	0.34	(0.01)		—	(0.01)	1.28	35.01	342,500	—		0.27		0.92		9.74
2002	1.12	0.01		(0.17)	(0.16)	(0.01)		—	(0.01)	0.95	(14.54)	225,410	—		0.28		0.86		15.60
AllianceBernstein Mid Cap Value Portfolio
(j)2007	$1.53	$0.01		$0.19	$0.20	$—		$—	$—	$1.73	13.29%	$158,704	0.87	%(c)	0.87	%(c)	0.66	%(c)	17.57%
2006	1.45	0.02		0.20	0.22	(0.02)		(0.12)	(0.14)	1.53	14.49	131,016	0.87		0.87		1.26		43.75
2005	1.45	0.01		0.08	0.09	(0.01)		(0.08)	(0.09)	1.45	5.46	97,557	0.87		0.87		0.61		31.15
2004	1.32	0.01		0.22	0.23	(0.01)		(0.09)	(0.10)	1.45	18.67	72,131	0.89		0.89		1.00		33.05
(b)2003	1.00	0.01		0.32	0.33	(0.00	)(e)	(0.01)	(0.01)	1.32	33.16	44,091	0.94	(c)	0.93	(c)	0.70	(c)	9.68
Small Cap Growth Stock Portfolio
(j)2007	$2.38	$—	(e)	$0.23	$0.23	$—		$—	$—	$2.61	9.69%	$554,764	—		0.55	%(c)	0.19	%(c)	69.10%
2006	2.53	—		0.18	0.18	—		(0.33)	(0.33)	2.38	6.68	528,612	—		0.55		0.08		82.48
2005	2.30	—		0.25	0.25	—		(0.02)	(0.02)	2.53	11.18	503,008	—		0.56		(0.09)		69.50
2004	1.94	(0.01)		0.37	0.36	—		—	—	2.30	18.80	442,420	—		0.57		(0.30)		87.74
2003	1.46	—		0.48	0.48	—		—	—	1.94	33.06	366,612	—		0.59		(0.35)		84.20
2002	1.79	—		(0.33)	(0.33)	—		—	—	1.46	(18.42)	254,880	—		0.60		(0.26)		41.87
Index 600 Stock Portfolio
(h)2007	$1.00	$—	(e)	$0.03	$0.03	$—		$—	$—	$1.03	2.80%	$22,733	0.53	%(c)	0.35	%(c)	2.80	%(c)	14.00%
T. Rowe Price Small Cap Value Portfolio
(j)2007	$1.84	$0.01		$0.13	$0.14	$—		$—	$—	$1.98	7.78%	$369,496	0.86	%(c)	0.86	%(c)	0.88	%(c)	11.11%
2006	1.64	0.01		0.26	0.27	—		(0.07)	(0.07)	1.84	16.55	324,973	0.86		0.86		0.66		21.70
2005	1.58	0.01		0.10	0.11	(0.01)		(0.04)	(0.05)	1.64	7.21	245,041	0.87		0.87		0.63		17.74
2004	1.29	0.01		0.30	0.31	—		(0.02)	(0.02)	1.58	24.57	200,143	0.88		0.88		0.81		19.22
2003	0.95	0.01		0.33	0.34	—		—	—	1.29	35.15	121,944	0.90		0.90		0.65		33.78
2002	1.02	0.01		(0.07)	(0.06)	(0.01)		—	(0.01)	0.95	(5.58)	63,083	1.02		1.00		0.54		28.26
International Growth Portfolio
(j)2007	$1.77	$0.02		$0.15	$0.17	$—		$—	$—	$1.94	9.97%	$324,196	0.80	%(c)	0.80	%(c)	1.84	%(c)	40.18%
2006	1.48	0.02		0.29	0.31	—		(0.02)	(0.02)	1.77	21.48	272,882	0.86		0.86		1.14		82.62
2005	1.32	0.01		0.23	0.24	(0.01)		(0.07)	(0.08)	1.48	18.00	167,550	0.95		0.95		1.01		70.60
2004	1.09	0.01		0.23	0.24	(0.01)		—	(0.01)	1.32	21.59	110,498	0.98		0.98		0.81		70.84
2003	0.79	0.01		0.30	0.31	(0.01)		—	(0.01)	1.09	38.99	66,690	1.25		1.10		0.79		58.09
2002	0.91	—		(0.12)	(0.12)	—		—	—	0.79	(12.34)	35,373	1.15		1.10		0.62		27.28
MFS® Research International Core Portfolio
(h)2007	$1.00	$0.01		$0.01	$0.02	$—		$—	$—	$1.02	2.50%	$37,773	1.32	%(c)	1.15	%(c)	4.80	%(c)	14.92%
Franklin Templeton International Equity Portfolio
(j)2007	$2.33	$0.04		$0.30	$0.34	$—		$—	$—	$2.67	14.54%	$1,824,662	0.70	%(c)	0.63	%(c)	3.45	%(c)	5.28%
2006	1.81	0.05		0.51	0.56	(0.04)		—	(0.04)	2.33	30.90	1,556,230	0.71		0.70		2.53		12.15
2005	1.65	0.04		0.15	0.19	(0.03)		—	(0.03)	1.81	11.52	1,139,260	0.71		0.71		2.24		3.71
2004	1.41	0.03		0.24	0.27	(0.03)		—	(0.03)	1.65	19.33	980,977	0.72		0.72		2.23		18.65
2003	1.02	0.03		0.38	0.41	(0.02)		—	(0.02)	1.41	40.46	795,707	0.74		0.74		2.33		24.87
2002	1.26	0.02		(0.24)	(0.22)	(0.02)		—	(0.02)	1.02	(17.40)	563,102	0.74		0.74		1.72		30.94
MFS® Emerging Markets Equity Portfolio
(h)2007	$1.00	$—	(e)	$0.05	$0.05	$—		$—	$—	$1.05	5.10%	$55,539	1.58	%(c)	1.50	%(c)	2.59	%(c)	30.18%
(b)	For the period May 1, 2003 (commencement of operations) through December 31, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(h)	For the period April 30, 2007 (commencement of operations) through June 30, 2007.
(j)	For the six months ended June 30, 2007. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights, continued

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions From Realized Gains on Investments	Total Distribu- tions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Money Market Portfolio
(j)2007	$1.00	$0.02	$—	$0.02	$(0.02)		$—	$(0.02)		$1.00	2.52%	$419,545	0.30	%(c)	0.30	%(c)	5.04	%(c)	—%
2006	1.00	0.05	—	0.05	(0.05)		—	(0.05)		1.00	4.86	390,589	0.30		0.30		4.77		—
2005	1.00	0.03	—	0.03	(0.03)		—	(0.03)		1.00	2.98	339,858	0.30		0.30		2.94		—
2004	1.00	0.01	—	0.01	(0.01)		—	(0.01)		1.00	1.43	344,468	0.30		0.00		1.41		—
2003	1.00	0.01	—	0.01	(0.01)		—	(0.01)		1.00	1.23	399,873	0.30		0.00		1.23		—
2002	1.00	0.02	—	0.02	(0.02)		—	(0.02)		1.00	1.65	501,313	0.30		0.27		1.63		—
Short-Term Bond Portfolio
(h)2007	$1.00	$0.01	$(0.01)	$—	$—		$—	$—		$1.00	0.10%	$50,955	0.48	%(c)	0.45	%(c)	4.63	%(c)	70.95	%(g)
Select Bond Portfolio
(j)2007	$1.20	$0.03	$(0.02)	$0.01	$—		$—	$—		$1.21	0.83%	$1,009,815	—		0.30	%(c)	5.18	%(c)	54.91	%(g)
2006	1.20	0.05	—	0.05	(0.05)		—	(0.05)		1.20	3.74	924,457	—		0.30		4.85		169.55	(g)
2005	1.23	0.05	(0.03)	0.02	(0.04)		(0.01)	(0.05)		1.20	2.22	786,544	—		0.30		4.34		179.05	(g)
2004	1.26	0.05	0.01	0.06	(0.05)		(0.04)	(0.09)		1.23	4.75	661,027	—		0.30		3.99		213.87
2003	1.27	0.05	0.02	0.07	(0.05)		(0.03)	(0.08)		1.26	5.49	621,325	—		0.30		4.03		137.05
2002	1.20	0.05	0.09	0.14	(0.06)		(0.01)	(0.07)		1.27	12.09	584,018	—		0.30		5.01		184.37
PIMCO Long-Term U.S. Government Bond Portfolio
(h)2007	$1.00	$0.01	$(0.04)	$(0.03)	$—		$—	$—		$0.97	(3.20)%	$25,795	0.85	%(c)	0.65	%(c)	4.43	%(c)	173.27	%(g)
American Century Inflation Protection Portfolio
(h)2007	$1.00	$0.01	$(0.03)	$(0.02)	$—		$—	$—		$0.98	(1.60)%	$26,689	0.82	%(c)	0.65	%(c)	8.21	%(c)	56.55	%(g)
High Yield Bond Portfolio
(j)2007	$0.73	$0.02	$—	$0.02	$—		$—	$—		$0.75	2.18%	$294,700	—		0.46	%(c)	7.19	%(c)	41.10%
2006	0.72	0.05	0.01	0.06	(0.05)		—	(0.05)		0.73	9.77	276,639	—		0.47		7.00		80.94
2005	0.76	0.05	(0.04)	0.01	(0.05)		—	(0.05)		0.72	1.39	244,554	—		048		7.16		118.63
2004	0.73	0.05	0.03	0.08	(0.05)		—	(0.05)		0.76	12.76	229,312	—		0.50		7.42		162.00
2003	0.56	0.05	0.12	0.17	(0.00	)(e)	—	(0.00	)(e)	0.73	29.06	199,371	—		0.52		8.66		182.10
2002	0.65	0.07	(0.09)	(0.02)	(0.07)		—	(0.07)		0.56	(2.89)	137,553	—		0.54		10.37		89.20
PIMCO Multi-Sector Bond Portfolio
(h)2007	$1.00	$0.01	$(0.03)	$(0.02)	$—		$—	$—		$0.98	(2.20)%	$52,009	1.02	%(c)	0.95	%(c)	4.98	%(c)	59.01	%(g)
Balanced Portfolio
(j)2007	$1.97	$0.04	$0.04	$0.08	$—		$—	$—		$2.05	3.85%	$2,957,168	—		0.30	%(c)	3.25	%(c)	68.06	%(g)
2006	1.86	0.06	0.12	0.18	(0.05)		(0.02)	(0.07)		1.97	10.42	2,949,632	—		0.30		3.11		70.12	(g)
2005	1.87	0.05	0.02	0.07	(0.05)		(0.03)	(0.08)		1.86	3.59	2,905,741	—		0.30		2.85		80.21	(g)
2004	1.85	0.05	0.09	0.14	(0.05)		(0.07)	(0.12)		1.87	7.89	2,983,179	—		0.30		2.71		100.02
2003	1.62	0.05	0.24	0.29	(0.06)		—	(0.06)		1.85	17.99	2,891,488	—		0.30		2.74		69.56
2002	1.82	0.06	(0.20)	(0.14)	(0.06)		—	(0.06)		1.62	(7.54)	2,561,529	—		0.30		3.08		53.12
Asset Allocation Portfolio
(j)2007	$1.22	$0.02	$0.05	$0.07	$—		$—	$—		$1.29	5.90%	$293,699	0.57	%(c)	0.55	%(c)	2.80	%(c)	42.81	%(g)
2006	1.16	0.03	0.08	0.11	(0.02)		(0.03)	(0.05)		1.22	9.91	281,863	0.59		0.59		2.53		86.85	(g)
2005	1.12	0.02	0.06	0.08	(0.02)		(0.02)	(0.04)		1.16	6.99	244,807	0.61		0.61		2.18		90.04	(g)
2004	1.02	0.02	0.08	0.10	—		—	—		1.12	10.02	196,568	0.64		0.64		1.90		116.65
2003	0.86	0.02	0.16	0.18	(0.02)		—	(0.02)		1.02	20.63	130,478	0.73		0.73		1.83		103.77
2002	0.97	0.01	(0.11)	(0.10)	(0.01)		—	(0.01)		0.86	(10.26)	87,260	0.87		0.75		2.18		112.73
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.
(h)	For the period April 30, 2007 (commencement of operations) through June 30, 2007.
(j)	For the six months ended June 30, 2007. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2007 (Unaudited)

Note 1 — Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Janus Capital Appreciation Portfolio, Large Cap Core Stock Portfolio, Capital Guardian Large Cap Blend Portfolio, Index 500 Stock Portfolio, American Century Large Company Value Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, AllianceBernstein Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, International Growth Portfolio, MFS® Research International Core Portfolio, Franklin Templeton International Equity Portfolio, MFS® Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, PIMCO Long-Term U.S. Government Bond Portfolio, American Century Inflation Protection Portfolio, High Yield Bond Portfolio, PIMCO Multi-Sector Bond Portfolio, Balanced Portfolio, and the Asset Allocation Portfolio (the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

On April 30, 2007, nine new portfolios commenced operations in the Series Fund: Capital Guardian Large Cap Blend Portfolio, American Century Large Company Value Portfolio, Index 600 Stock Portfolio, MFS® Research International Core Portfolio, MFS® Emerging Markets Equity Portfolio, Short-Term Bond Portfolio, PIMCO Long-Term U.S. Government Bond Portfolio, American Century Inflation Protection Portfolio, and PIMCO Multi-Sector Bond Portfolio. These nine new portfolios were each organized with 2,000,000,000 authorized shares of Common Stock, with a par value equaling $0.01 per share. On April 30, 2007, Northwestern Mutual purchased the following shares of each of the new portfolios at $1.00 per share:

Portfolio	Shares Purchased
Capital Guardian Large Cap Blend Portfolio	25,000,100
American Century Large Company Value Portfolio	25,000,100
Index 600 Stock Portfolio	20,000,100
MFS® Research International Core Portfolio	35,000,100
MFS® Emerging Markets Equity Portfolio	50,000,100
Short-Term Bond Portfolio	50,000,100
PIMCO Long-Term U.S. Government Bond Portfolio	25,000,100
American Century Inflation Protection Portfolio	25,000,100
PIMCO Multi-Sector Bond Portfolio	50,000,100

During the period ended June 30, 2007, Northwestern Mutual made redemptions totalling $24,000,000 from the AllianceBernstein Mid Cap Value Portfolio and $15,000,000 from the T. Rowe Price Equity Income Portfolio.

On April 30, 2007, the Aggressive Growth Stock Portfolio changed its name to the Mid Cap Growth Stock Portfolio.

Note 2 — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On September 15, 2006, the Financial Accounting Standards Board issues Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

Principal accounting policies are summarized below.

Note 3 — Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) for which a NASDAQ Official Closing Price (“NOCP”) is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the final bid price. Stocks traded only in the over-the-counter market and not on a securities exchange or NASDAQ are valued at the last sale price or closing bid price if no sales have occurred. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Futures are valued at settlement prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedures are used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by marking to market on the basis of an

Notes to Financial Statements

Notes to Financial Statements

average of the most recent bid prices or yields. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4 — Certain of the Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Portfolios do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 6 — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

Note 7 — The Select Bond and Balanced Portfolios have a securities lending program that enables each Portfolio to loan securities to approved broker-dealers. The Portfolio receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the Portfolio to earn interest in accordance with the Portfolio’s investment policies. For the period ended June 30, 2007 the Select and Balanced Portfolios earned $182,758 and $180,227, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on the Portfolio’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolio. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolio is entitled to terminate a securities loan at any time. As of June 30, 2007, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Value of Securities on Loan	Value of Collateral
Select Bond	$48,340,750	$49,500,000
Balanced	$51,828,770	$53,028,375

As of June 30, 2007, collateral received for securities on loan is invested in money market instruments and included in Investments on the Portfolio’s Statement of Assets and Liabilities.

Note 8 — Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a

Notes to Financial Statements

Notes to Financial Statements

Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Note 9 — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Note 10 — Certain Portfolios may engage in swap transactions, including but not limited to, swap agreements on interest rate and total return to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Note 11 — Certain Portfolios may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Portfolio will segregate liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

Note 12 — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2007, transactions in securities other than money market investments were:

Notes to Financial Statements

Notes to Financial Statements

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
	(Amounts in thousands)
Growth Stock	$145,292	$—	$145,175	$—
Janus Capital Appreciation	62,467	—	59,941	—
Large Cap Core Stock	122,513	—	110,879	—
Capital Guardian Large Cap Blend	28,160	—	1,241	—
Index 500 Stock	31,314	—	44,777	—
American Century Large Co. Value	27,736	—	1,378	—
Capital Guardian Domestic Equity	136,629	—	88,061	—
T. Rowe Price Equity Income	55,515	—	31,179	—
Mid Cap Growth Stock	549,047	—	576,266	—
Index 400 Stock (a)	56,560	—	47,150	—
AllianceBernstein Mid Cap Value	38,187	—	25,060	—
Small Cap Growth Stock	344,714	—	340,877	—
Index 600 Stock (b)	19,571	—	2,312	—
T. Rowe Price Small Cap Value	56,439	—	37,268	—
International Growth	147,468	—	117,043	—
MFS® Research International Core	41,341	—	4,869	—
Franklin Templeton International	127,972	—	83,995	—
MFS® Emerging Markets Equity	64,831	—	12,577	—
Short-Term Bond	53,125	32,875	16,735	27,183
Select Bond	886,587	223,761	703,760	242,294
PIMCO Long-Term U.S. Gov’t Bond	8,710	48,180	346	36,182
American Century Inflation Protection	21,852	26,314	8,809	10,585
High Yield Bond	129,470	—	113,047	—
PIMCO Multi-Sector Bond	99,306	—	44,659	—
Balanced (c)	2,428,803	189,491	2,370,882	253,483
Asset Allocation	140,373	21,574	117,046	26,887

(a)	Includes (in thousands) $165 of purchases and $16 of sales with affiliates
(b)	Includes (in thousands) $16 of purchases and $165 of sales with affiliates
(c)	Includes (in thousands) $106,823 of purchases with affiliates

Note 13 — The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock	.20%
Index 400 Stock	.25%
AllianceBernstein Mid Cap Value	.85%
T. Rowe Price Small Cap Value	.85%
Money Market	.30%
Select Bond	.30%
Balanced	.30%

For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess
Growth Stock	.60%	.50%	.40%
Large Cap Core Stock	.60%	.50%	.40%
Mid Cap Growth Stock	.80%	.65%	.50%
Small Cap Growth Stock	.80%	.65%	.50%
Franklin Templeton International Equity	.85%	.65%	.65%
High Yield Bond	.60%	.50%	.40%

Portfolio	First $100 Million	Next $400 Million	Excess
Janus Capital Appreciation	.80%	.75%	.70%

Portfolio	First $100 Million	Next $150 Million	Excess
Capital Guardian Domestic Equity	.65%	.55%	.50%
American Century Large Company Value	.72%	.67%	.62%
International Growth	.75%	.65%	.55%
Short-Term Bond	.35%	.33%	.30%
PIMCO Long-Term U.S. Government Bond	.555%	.515%	.495%
American Century Inflation Protection	.58%	.55%	.49%
PIMCO Multi-Sector Bond	.79%	.78%	.77%
Asset Allocation	.60%	.50%	.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess
Capital Guardian Large Cap Blend	.77%	.70%	.62%	.56%
MFS® Research International Core	.88%	.82%	.75%	.68%

Portfolio	First $500 Million	Excess
T. Rowe Price Equity Income	.65%	.60%

Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $200 Million	Excess
Index 600 Stock	.25%	.20%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess
MFS® Emerging Markets Equity	1.14%	1.08%	.96%	.78%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
Janus Capital Appreciation	0.90%	December 31, 2008
Capital Guardian Large Cap Blend	0.85%	April 30, 2008
American Century Large Company Value	0.80%	April 30, 2008
Capital Guardian Domestic Equity	0.75%	April 30, 2008
T. Rowe Price Equity Income	0.75%	December 31, 2008
AllianceBernstein Mid Cap Value	1.00%	December 31, 2008
Index 600 Stock	0.35%	April 30, 2008
T. Rowe Price Small Cap Value	1.00%	April 30, 2008
International Growth	1.10%	April 30, 2008
MFS® Research International Core	1.15%	April 30, 2008
MFS® Emerging Markets Equity	1.50%	April 30, 2008
Short-Term Bond	0.45%	April 30, 2008
PIMCO Long-Term U.S. Government Bond	0.65%	April 30, 2008
American Century Inflation Protection	0.65%	April 30, 2008
PIMCO Multi-Sector Bond	0.95%	April 30, 2008
Asset Allocation	0.75%	April 30, 2008

With respect to the Franklin Templeton International Equity Portfolio, MSA has agreed to waive its management fee effective November 15, 2006, such that its management fee is 0.80% (80 basis points) on the Portfolio's first $50 million of assets, 0.60% (60 basis points) on Portfolio assets from $50 million to $1 billion, 0.58% (58 basis points) on assets from $1 billion to $1.5 billion, and 0.51% (51 basis points) on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA's fee waiver agreement extends at least until April 30, 2008.

With respect to the Asset Allocation Portfolio, MSA has agreed to waive its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2008. In addition, MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2008. This fee waiver may be terminated at any time after April 30, 2008.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2007, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock	$1,328
Janus Capital Appreciation	1,821
Large Cap Core Stock	1,293
Index 500 Stock	2,930
Capital Guardian Domestic Equity	4,023
T. Rowe Price Equity Income	1,202
Mid Cap Growth Stock	1,313
Index 400 Stock	3,612
AllianceBernstein Mid Cap Value	1,103
Small Cap Growth Stock	1,385
T. Rowe Price Small Cap Value	2,355
High Yield Bond	2,132
Asset Allocation	2,179

Janus Capital Management, LLC (“Janus Capital”), Capital Guardian Trust Company (“Capital Guardian”), American Century Investment Management, Inc. (“American Century”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Alliance Capital Management L.P., (“Alliance Capital Management”), Massachusetts Financial Services Company (“MFS®”), Templeton Investment Counsel, LLC. (“Templeton Counsel”), and Pacific Investment Management Company, LLC (“PIMCO”) have been retained under investment subadvisory agreements to provide investment advice and, in general, to conduct the management investment programs of the Janus Capital Appreciation Portfolio, Capital Guardian Large Cap Blend and Capital Guardian Domestic Equity Portfolios, American Century Large Company Value and American Century Inflation Protection Portfolios, T. Rowe Price Equity Income and T. Rowe Price Small Cap Value Portfolios, AllianceBernstein Mid Cap Value Portfolio, MFS® Research International Core and MFS® Emerging Markets Equity Portfolios, the Franklin Templeton International Equity Portfolio, and the PIMCO Long-Term U.S. Government Bond and PIMCO Multi-Sector Bond Portfolios, respectively. MSA pays Janus Capital .55% on the first $100 million of the Portfolio’s assets, .50% on the next $400 million, and .45% on assets in excess of $500 million. For the Capital Guardian Large Cap Blend Portfolio, MSA pays Capital Guardian .46% on the first $150 million of the Portfolio’s assets, .40% on the next $150 million, .35% on the next $200 million and .30% on

Notes to Financial Statements

Notes to Financial Statements

assets in excess of $500 million. For the Capital Guardian Domestic Equity Portfolio, MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less and .275% on net assets in excess of $100 million. MSA pays American Century .47% on the first $100 million, .42% on the next $150 million and .38% on assets in excess of $250 million for the American Century Large Company Value Portfolio. MSA pays American Century .32% on the first $100 million, .30% on the next $150 million and .25% on assets in excess of $250 million for the American Century Inflation Protection Portfolio. For the T. Rowe Price Equity Income Portfolio, MSA pays T. Rowe Price .40% on the first $250 million of the Portfolio’s assets, .375% on the next $250 million, and .35% on assets in excess of $500 million. MSA pays T. Rowe Price an annual rate of .60% of the T. Rowe Price Small Cap Value Portfolio’s average daily net assets. MSA pays Alliance Capital Management .72% on the first $25 million of the Portfolio’s assets, .54% on the next $225 million, and .50% on assets in excess of $250 million, with a minimum amount of $16,000. MSA pays MFS® .55% on the first $250 million, .50% on the next $250 million, .45% on the next $500 million, and .40% on assets in excess of $1 billion for the MFS® Research International Core Portfolio. MSA pays MFS® .80% on the first $250 million, .75% on the next $250 million, .65% on the next $500 million, and .50% on assets in excess of $1 billion for the MFS® Emerging Markets Equity Portfolio. Effective November 15, 2006, MSA pays Templeton Counsel .50% on the first $100 million of combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel, .35% on the next $50 million, .30% on the next $350 million, .25% on the next $500, .20% on the next $500 million and .15% in excess of $1.5 billion. For the PIMCO Long-Term U.S. Government Bond Portfolio, MSA pays PIMCO .225% of the average daily net assets of the portfolio and for the PIMCO Multi-Sector Bond Portfolio, MSA pays PIMCO ..45% of the average daily net assets of the portfolio.

Note 14 — Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	PIMCO Long-Term U.S. Government Bond			PIMCO Multi-Sector Bond
	# of Contracts	Notional Amount in $	Premiums Received/ (Paid)	# of Contracts	Notional Amount in $	Premiums Received/ (Paid)
Balance at 12/31/2006	0	$0	$0	0	$0	$0
Sales	10,000	10	3	52	52	14
Closing Buys	0	0	0	0	0	0
Expirations	0	0	0	0	0	0
Exercised	0	0	0	0	0	0

Balance at 06/30/2007	10,000	$10	$3	52	$52	$14

Note 15 — Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Notes to Financial Statements

Notes to Financial Statements

Certain losses incurred by the Portfolios after October 31st are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2006 is provided below:

	Post-October Losses
	Capital Loss Carryovers
Portfolio	Capital	Foreign Currency	Amount	Expiration	Utilized in 2006
	(Amounts in Thousands)
Growth Stock	$—	$—	$9,516	2010	$46,599
Janus Capital Appreciation	—	—	—	—	—
Large Cap Core Stock	—	—	127,109	2009-2012	34,806
Index 500 Stock	—	—	—	—	—
Capital Guardian Domestic Equity	—	—	—	—	—
T. Rowe Price Equity Income	—	—	—	—	—
Mid Cap Growth Stock	—	—	—	—	—
Index 400 Stock	—	—	—	—	—
AllianceBernstein Mid Cap Value	—	—	—	—	—
Small Cap Growth Stock	—	—	—	—	—
T. Rowe Price Small Cap Value	—	—	—	—	—
International Growth	—	3	—	—	597
Franklin Templeton International Equity	—	—	—	—	51,116
Money Market	—	—	13	2010 -2014	—
Select Bond	273	—	19,819	2013 -2014	—
High Yield Bond	43	—	66,473	2007 -2013	—
Balanced	—	—	—	—	—
Asset Allocation	—	—	—	—	—

Note 16 — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund when applicable.

Note 17 — Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the period ended June 30, 2007 and the year ended December 31, 2006 are summarized below:

Portfolio	2007 Reimbursements	2006 Reimbursements
International Growth	$289,556	$253,538
Franklin Templeton International Equity	2,511,810	2,840,171
MFS® Research International Core	33,442	0
MFS® Emerging Markets Equity	20,236	0

Notes to Financial Statements

Note 18 — Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. Distributions for 2007 will be paid in August 2007. The tax character of distributions paid for the period ended December 31, 2006 is as follows:

Notes to Financial Statements

	2006 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in Thousands)
Growth Stock	$5.333	$—
Janus Capital Appreciation	514	6,622
Large Cap Core Stock	5,437	—
Index 500 Stock	31,371	69,507
Capital Guardian Domestic Equity	1,088	2,506
T. Rowe Price Equity Income	3,539	3,806
Mid Cap Growth Stock	1,541	28,368
Index 400 Stock	7,914	29,514
AllianceBernstein Mid Cap Value	1.411	8,997
Small Cap Growth Stock	2,905	64,047
T. Rowe Price Small Cap Value	1,593	9,368
International Growth	451	3,118
Franklin Templeton International Equity	22,771	—
Money Market	17,568	—
Select Bond	31,072	—
High Yield Bond	16,968	—
Balanced	85,455	28,598
Asset Allocation	4,818	6,398

As of December 31 2006, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in Thousands)
Growth Stock	$6,654	$—	$(9,516)	$133,419
Janus Capital Appreciation	6	234	—	24,506
Large Cap Core Stock	6.345	—	(127,109)	111,431
Index 500 Stock	37,782	76.78	—	644,597
Capital Guardian Domestic Equity	10,842	15.394	—	58,086
T. Rowe Price Equity Income	116	1.691	—	31,950
Mid Cap Growth Stock	9.438	106,812	—	121,394
Index 400 Stock	8.655	29,670	—	102,602
AllianceBernstein Mid Cap Value	793	1,272	—	17,188
Small Cap Growth Stock	3,407	45.726	—	58,653
T. Rowe Price Small Cap Value	4,490	15.138	—	77,441
International Growth	2.564	24,187	3	54,913
Franklin Templeton International Equity	33,162	21.645	—	557,328
Money Market	—	—	—	—
Select Bond	40,738	—	(20,092)	6,214
High Yield Bond	17,973	—	(66,516)	4,910
Balanced	89,339	52,593	—	798,844
Asset Allocation	7,591	12.906	—	30,563

Note 19 — Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available (i) on the Commission’s website at http://www.sec.gov and (ii) at the Commission’s Public Reference Room.

Proxy Voting and Portfolio Holdings

Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of Northwestern Mutual Series Fund, Inc. (“NMSF”) was held on February 20, 2007. All of the outstanding shares of NMSF are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and therefore, Northwestern Mutual is the only shareholder of NMSF. Northwestern Mutual holds these shares for its general account and for its separate investment accounts used for its variable annuity contracts and variable life policies. Northwestern Mutual voted the outstanding shares allocated to the variable accounts in accordance with the instructions received from variable annuity contract or variable life insurance policy. Shares of each Portfolio of NMSF as to which no timely instructions were received were voted by Northwestern Mutual in proportion to the instructions from those contract and policy owners and payees who furnished timely instructions with respect to shares of that Portfolio. Northwestern Mutual also voted the shares of each Portfolio held in its general account in the same proportion as it voted the rest of the shares. The results of the shareholders’ vote on the proposals are as follows:

Proposal 1 — To elect six Directors to Northwestern Mutual Series Fund’s Board of Directors.

(Under Maryland law, the nominees for director receiving the vote of a plurality of the outstanding voting shares of NMSF cast at a shareholders meeting will be elected.)

Director Name	Votes For	Votes Withheld	Total Votes
Miriam M. Allison	6,941,574,354.464	173,219,554.170	7,114,793,908.634
William A. McIntosh	6,936,844,394.274	177,949,514.360	7,114,793,908.634
Michael G. Smith	6,949,147,082.920	165,646,825.714	7,114,793,908.634
Robert H. Huffmann III	6,947,757,388.702	173,036,519.932	7,114,793,908.634
Michael M. Knetter	6,946,567,148.624	168,226,760.010	7,114,793,908.634
Edward J. Zore	6,943,272,826.802	171,521,081.832	7,114,793,908.634

Proposal 2 — Approval to enter into and materially amend agreements with investment sub-advisors on behalf of one or more of the portfolios without obtaining shareholder approval.

(Each Portfolio voted on this Proposal separately.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Small Cap Growth Stock	205,696,277.269	12,236,034.030	5,028,226.448	222,960,537.747
T. Rowe Price Small Cap Value	160,179,370.847	10,755,868.468	3,702,513.550	174,637,752.865
Aggressive Growth Stock	324,195,600.467	19,551,191.237	10,960,711.173	354,707,502.877
International Growth	142,823,557.773	7,560,629.399	2,944,600.272	153,328,787.444
Franklin Templeton International Equity	616,672,972.483	30,018,227.854	17,544,141.936	664,235,342.273
AllianceBernstein Mid Cap Value	73,149,794.374	4,459,050.749	1,567,880.331	79,176,725.454
Index 400 Stock	313,994,332.328	15,973,167.305	7,657,823.978	337,625,323.611
Janus Capital Appreciation	74,803,595.077	4,466,598.601	1,368,053.555	80,638,247.233
Growth Stock	290,359,202.921	20,703,314.394	10,176,643.955	321,239,161.270
Large Cap Core Stock	365,138,542.695	17,545,911.849	15,460,625.303	398,145,079.847
Capital Guardian Domestic Equity	285,770,445.295	17,221,622.154	4,970,374.099	307,962,441.548
T. Rowe Price Equity Income	116,963,407.365	4,202,612.602	2,359,431.779	123,525,451.746
Index 500 Stock	585,793,560.778	32,078,249.461	21,919,994.902	639,791,805.141
Asset Allocation	219,038,236.144	7,541,873.108	4,675,335.791	231,255,445.043
Balanced	1,384,950,479.290	67,965,630.254	51,051,296.210	1,503,967,405.754
High Yield Bond	351,139,699.597	15,948,076.106	7,888,506.473	374,976,282.176
Select Bond	715,455,599.700	31,131,980.741	13,800,108.944	760,387,689.385
Money Market	356,171,943.481	22,925,585.963	7,135,397.776	386,232,927.220

Special Meeting of Shareholders

Special Meeting of Shareholders

Proposal 3 — To approve an amendment to the Investment Advisory Agreement with Mason Street Advisors, LLC.

(Each Portfolio voted on this Proposal separately.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Small Cap Growth Stock	208,599,122.908	8,868,557.595	5,492,857.244	222,960,537.747
T. Rowe Small Cap Value	161,254,955.879	9,218,526.093	4,164,270.893	174,637,752.865
Aggressive Growth Stock	326,296,660.588	16,472,000.330	11,938,841.959	354,707,502.877
International Growth	144,448,554.074	4,900,708.653	3,979,524.717	153,328,787.444
Franklin Templeton International Equity	621,332,354.521	24,116,259.116	18,786,728.636	664,235,342.273
AllianceBernstein Mid cap Value	73,584,505.617	3,995,910.893	1,596,308.944	79,176,725.454
Index 400 Stock	315,952,390.685	13,424,090.023	8,248,842.903	337,625,323.611
Janus Capital Appreciation	75,492,335.676	3,463,824.051	1,682,087.506	80,638,247.233
Growth Stock	294,082,965.956	11,423,764.418	15,732,430.896	321,239,161.270
Large Cap Core Stock	368,006,744.919	13,936,274.959	16,202,059.969	398,145,079.847
Capital Guardian Domestic Equity	287,441,201.414	14,101,638.328	6,419,601.806	307,962,441.548w
T. Rowe Price Equity Income	118,081,905.366	2,777,761.152	2,665,785.228	123,525,451.746
Index 500 Stock	591,934,502.233	25,557,802.693	22,299,500.215	639,791,805.141
Asset Allocation	220,366,028.431	5,477,369.847	5,412,046.765	231,255,445.043
Balanced	1,395,427,488.548	56,530,246.902	52,009,670.304	1,503,967,405.754
High Yield Bond	352,642,144.705	13,463,913.296	8,870,224.175	374,976,282.176
Select Bond	719,574,265.813	23,493,737.866	17,319,685.706	760,387,689.385
Money Market	358,183,155.577	19,834,706.741	8,215,064.902	386,232,927.220

Proposal 4 — To approve an amendment to a component of the investment objective of the Balanced Portfolio.

(Only shareholders of the Balanced Portfolio voted on this Proposal.)

Votes For	Votes Against	Votes Abstain	Total Votes
1,393,090,531.408	58,981,971.032	51,894,903.314	1,503,967,405.754

Special Meeting of Shareholders

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

The name, age and address of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below as of June 30, 2007. Each director (whenever elected) shall hold office until the next annual meeting of shareholders and until his or her successor is elected and qualifies or until his or her earlier death, resignation or removal, provided no director shall serve a term or successive terms totaling more than twelve (12) years. The twelve-year service limitation commences for all directors on the later of May 1, 2003, or the date of his or her election or appointment to the Board. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-627-6678.

Independent Directors
Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William A. McIntosh 720 East Wisconsin Avenue Milwaukee, WI 53202 1939	Director	Since 1997	27	MGIC Investment Corporation

Principal Occupation During Past 5 Years: Financial consulting. Adjunct Faculty Member, Howard University (1998-2004)
Michael G. Smith 720 East Wisconsin Avenue Milwaukee, WI 53202 1944	Director	Since 2003	27	Trustee of Ivy Fund (26 portfolios)

Principal Occupation During Past 5 Years: Private investor; retired since 1999
Miriam M. Allison 720 East Wisconsin Avenue Milwaukee, WI 53202 1947	Director	Since 2006	27	None

Principal Occupation During Past 5 Years: Rancher since 2004. Real estate developer since 2002. From 2001 to 2005, Chairman of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.), a mutual fund service provider.
Robert H. Huffman III 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Director	Since 2007	27	None

Principal Occupation During Past 5 Years: Co-Founder and Managing Partner of Relative Value Partners, LLC, a registered investment adviser; prior thereto, Head of Fixed Income Sales, Midwest Region, Citigroup, Inc. (formerly Salomon Brothers).
Michael M. Knetter 720 East Wisconsin Avenue Milwaukee, WI 53202 1960	Director	Since 2007	27	Wausau Paper Corp. and Great Wolf Resorts, Inc.

Dean of University of Wisconsin-Madison School of Business since 2002. Prior thereto, Associate Dean of the MBA Program and Professor of International Economics for the Amos Tuck School of Business at Dartmouth College.

Director and Officer Information

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

Other Directors
Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore 720 East Wisconsin Avenue Milwaukee, WI 53202 1945	Chairman and Director	Since 2000	27	Manpower, Inc.; Trustee of Northwestern Mutual

Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern Mutual since 2001; President, 2000-2001

Executive Officers

Name, Address, and Year of Birth	Position	Length of Time Served
Mark G. Doll 720 East Wisconsin Avenue Milwaukee, WI 53202 1949	President	Since 2003

Principal Occupation During Past 5 Years: Senior Vice President of Northwestern Mutual; President and Director of Mason Street Advisors, LLC since 2002; Vice President and Assistant Treasurer — Public Markets of Northwestern Investment Management Company, LLC from 1998 to 2001
Walter M. Givler 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Vice President; Chief Financial Officer & Treasurer	Since 2003

Principal Occupation During Past 5 Years: Vice President of Investment Accounting for Northwestern Mutual since 2002; Vice President and Associate Controller 2002; Associate Controller from 2001-2002; prior thereto, Director of New Business, Large Case Division
Kate M. Fleming 720 East Wisconsin Avenue Milwaukee, WI 53202 1962	Vice President — Operations	Since 2004

Principal Occupation During Past 5 Years: Vice President — Operations of Mason Street Advisors, LLC since 2004. Prior thereto, Assistant General Counsel of Northwestern Mutual
Barbara E. Courtney 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Controller	Since 1996

Principal Occupation During Past 5 Years: Director of Mutual Fund Accounting of Northwestern Mutual since 2002; prior thereto Associate Director
Michael W. Zielinski 720 East Wisconsin Avenue Milwaukee, WI 53202 1974	Chief Compliance Officer	Since 2006

Principal Occupation During Past 5 Years: Chief Compliance Officer of Mason Street Advisors, LLC since 2006; Counsel, Northwestern Mutual from 2004-2006; Associate Counsel, Quasar Distributors, LLC (broker-dealer) from 2003 to 2004; Legal Compliance Officer, US Bancorp Fund Services, LLC (mutual fund service provider) from 2001 to 2003
Randy M. Pavlick 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Secretary	Since 2006

Principal Occupation During Past 5 Years: Assistant General Counsel of Northwestern Mutual and Assistant Secretary of Mason Street Advisors, LLC, each since 2004; prior thereto, Vice President and General Counsel of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.) (mutual fund service provider) from 1993 to 2004

Director and Officer Information

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

At its February 2007 meeting, the Board of Directors, including the Independent Directors, of the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) unanimously approved (1) the Investment Advisory Agreement between the Series Fund and Mason Street Advisors, LLC (“MSA”) with respect to the Series Fund’s Short-Term Bond Portfolio, Index 600 Stock Portfolio, Capital Guardian Large Cap Blend Portfolio, American Century Large Company Value Portfolio, American Century Inflation Protection Portfolio, MFS® Research International Core Portfolio, MFS® Emerging Markets Equity Portfolio, PIMCO Long-Term U.S. Government Bond Portfolio and PIMCO Multi-Sector Bond Portfolio (the “New Advisory Agreement”), (2) the Investment Sub-Advisory Agreements between MSA and the various sub-advisors of certain of the Fund’s new portfolios (the “New Sub-Advisory Agreements”) and (3) the continuance of the Investment Advisory Agreement between the Series Fund and MSA relating to the Series Fund’s existing portfolios (the “Existing Advisory Agreement”). At its May 2007 meeting, the Board of Directors, including the Independent Directors, of the Series Fund unanimously approved the continuance of the Investment Sub-Advisory Agreements between MSA and the sub-advisors of certain of the Series Fund’s existing portfolios (the “Existing Sub-Advisory Agreements”). Each portfolio of the Series Fund is referred to as a “Portfolio” and collectively as the “Portfolios.”

In determining whether to approve the New Advisory Agreement and the New Sub-Advisory Agreements and the continuance of the Existing Advisory Agreement and the Existing Sub-Advisory Agreements on behalf of the Series Fund, the directors requested and received detailed information from MSA and the sub-advisors to assist them in their evaluation. With respect to the continuation of the Existing Advisory Agreement and the Existing Sub-Advisory Agreements, while particular focus is given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to MSA and the sub-advisors and the nature, extent and quality of the services they provide the Portfolios, and the related performance, costs and expenses, is an ongoing one. As a result, the directors’ consideration of the nature, extent and quality of services, and the performance, costs and expenses, included deliberations at other meetings in addition to the annual renewal meeting.

The Independent Directors also received a memorandum from their counsel advising the directors of their responsibilities in connection with the renewal/approval of the Advisory and Sub-Advisory Agreements, and summarizing the legal standards governing the review of these Agreements. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of MSA and the sub-advisors present, and were represented throughout the process by legal counsel to the Independent Directors and the Series Fund.

At the February 2007 meeting, the directors, including all of the Independent Directors voting separately, determined, with respect to the new Portfolios, that the terms of the proposed New Advisory Agreement and New Sub-Advisory Agreements were fair and reasonable, and approved each Agreement for an initial two-year period as being in the best interest of the new Portfolios and their future shareholders. Also at the February meeting with respect to the Existing Advisory Agreement, and at the May meeting with respect to the Existing Sub-Advisory Agreements, the directors, including all of the Independent Directors voting separately, determined that the terms of these Agreements were fair and reasonable, and approved them for one-year periods as being in the best interest of the respective Portfolios and their shareholders. The material factors and conclusions that formed the basis for these approvals include those discussed below.

Approval of Investment Advisory Agreement Between the Series Fund and MSA, and Sub-Advisory Agreements Between MSA and Certain Sub-Advisors, Relating to the New Portfolios

At its February 2007 meeting, the Board of Directors, including the Independent Directors, of the Series Fund, unanimously approved (i) the addition of nine new portfolios, namely the Short-Term Bond Portfolio, Index 600 Stock Portfolio, Capital Guardian Large Cap Blend Portfolio, American Century Large Company Value Portfolio, American Century Inflation Protection Portfolio, MFS® Research International Core Portfolio, MFS® Emerging Markets Equity Portfolio, PIMCO Long-Term U.S. Government Bond Portfolio and PIMCO Multi-Sector Bond Portfolio (the “New Portfolios”), and (ii) the New Advisory Agreement between the Series Fund and MSA with respect to the New Portfolios. The Board of Directors, including the Independent Directors, of the Series Fund also unanimously approved the New Sub-Advisory Agreements between MSA and (i) American Century Investment, Inc. (with respect to the American Century Large Company

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Value Portfolio and the American Century Inflation Protection Portfolio), (ii) Capital Guardian Trust Company (with respect to the Capital Guardian Large Cap Blend Portfolio), (iii) Massachusetts Financial Services Company (with respect to the MFS® Research International Core Portfolio and the MFS® Emerging Markets Equity Portfolio), and (iv) Pacific Investment Management Company, LLC (with respect to the PIMCO Long-Term U.S. Government Bond Portfolio and PIMCO Multi-Sector Bond Portfolio). These sub-advisors are collectively referred to as the “New Sub-Advisors” and these new Portfolios are collectively referred to as the “New Sub-Advised Portfolios.”

The material factors and conclusions that formed the basis for these approvals include those discussed below. In addition to the information provided to them at the February meeting, including in-person presentations from each of the proposed New Sub-Advisors and MSA’s report of its on-site due diligence visits to each of the New Sub-Advisors, the directors considered their experience with and knowledge of the nature and quality of services provided by MSA for the existing Portfolios (and Capital Guardian Trust Company who was serving as sub-advisor for an existing Portfolio), and their interactions with their representatives and affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of MSA Services. The directors evaluated the nature, scope, extent and quality of services to be provided by MSA with respect to the New Portfolios in light of their extensive experience with MSA. The factors considered by the directors included MSA’s investment personnel to be associated with the New Portfolios, the resources to be committed by MSA in managing the New Portfolios, the experience of MSA in managing assets and/or objectives similar to those New Portfolios to be managed solely by MSA, and MSA’s experience in overseeing sub-advisors. Given the directors’ experience with MSA, they were familiar with and had a good understanding of the organization, operations, investment philosophy and personnel. The directors recognized that in addition to the investment advisory services provided by MSA, MSA and its affiliates would provide certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Fund. Based on their review of these factors and their experience with MSA’s services for the existing Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services to be provided by MSA with respect to each New Portfolio, and the resources to be committed by MSA in providing those services.

Nature, Extent and Quality of Sub-Advisors’ Services. The directors evaluated the nature, scope, extent and quality of services to be provided by the New Sub-Advisors with respect to the New Sub-Advised Portfolios. The directors considered the process followed to determine the assets classes to add to the Series Fund and to identify sub-advisors for each of the New Sub-Advised Portfolios, and the rationale for the recommendation of each of the New Sub-Advisors. The directors also considered the breadth and depth of experience of each New Sub-Advisor in managing other accounts using similar investment strategies, including where applicable, other mutual funds using a substantially similar strategy. The investment personnel and the investment processes to be employed by the New Sub-Advisors were also considered, as were the general reputation and resources available to be committed in managing the New Sub-Advised Portfolios. Based on their review of these factors and other factors deemed relevant, the directors concluded that they were satisfied with the nature, extent and quality of services to be provided by the New Sub-Advisors with respect to each New Sub-Advised Portfolio, and the resources to be committed by them in providing the services.

Investment Performance. Regarding the New Sub-Advised Portfolios, the directors considered each New Sub-Advisor’s record with accounts managed in a similar manner and, where appropriate, another mutual fund with an investment objective, investment policies and investment strategies substantially similar to the New Portfolio to be sub-advised by the New Sub-Advisor. In addition to absolute performance for these similar accounts and funds for both short and long-term periods, the directors considered a comparison of the performance to the returns of a peer group and universe of comparable funds underlying variable insurance products as compiled by an independent research firm, and to the performance averages of the respective Morningstar and Lipper categories for the same periods. The directors evaluated the similar accounts’ relative performance, and considered independent rankings and ratings where applicable, to provide an objective comparative benchmark against which they could assess the experience and ability of the New Sub-Advisor in managing similar accounts. The directors also considered the explanation of the portfolio managers regarding the challenges they have faced in managing certain of the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

representative portfolios over various periods of time. Based on its review of the various measures and periods of investment performance, the Board concluded that it was satisfied with the experience and capabilities of the New Sub-Advisors and the personnel to be associated with the New Sub-Advised Portfolios.

Regarding the new Index 600 Stock Portfolio managed solely by MSA, the directors considered MSA’s experience in managing other index funds (the Index 400 and Index 500 Portfolios) and its experience with MSA’s ability to track the performance of the respective indexes. Regarding the new Short-Term Bond Portfolio, the directors considered MSA’s institutional fixed income knowledge and experience, the performance of its existing fixed income offerings, its fixed income resources and asset based scale, and the Board’s extensive experience with the fixed income investment capabilities of MSA. Based on these and other factors deemed relevant, the Board concluded that it was satisfied with the personnel to be associated with these two Portfolios and MSA’s experience and capabilities to manage them.

Management Fees and Other Expenses. In evaluating the proposed management fees and expenses, the directors considered each New Portfolio’s management fees and expected expense ratios in absolute terms as well as compared with the fees and expenses of comparable peer groups of unaffiliated funds compiled and provided by an independent third party. The directors also considered the projected size of the New Portfolios and the fact that under the New Advisory Agreement, MSA would be responsible for many of the administrative and operational expenses of the New Portfolios. The existence of breakpoints in the management fee schedules were also considered, as well as any direct or indirect benefits MSA or the Sub-Advisors may receive as a result of their relationship with the Series Fund or MSA or their affiliates. The directors did not consider the management fees charged to other MSA clients as relevant because substantially all of those accounts were managed for affiliates of MSA and, as such, they were priced based on different factors and considerations, and in some instances they had investment objectives and policies different than the New Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each New Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The directors noted that all of the New Portfolios were projected to be in the top two quintiles (meaning lowest expenses) of their respective peer groups with respect to total net operating expenses. While noting that the contractual and projected management fees in some instances were projected at lower quintiles, the directors considered that MSA would assume many of the administrative and operational expenses of the New Portfolios, in addition to the investment management expenses. Based on their review of the management and other expenses, the comparative data, the performance of accounts managed similarly to the New Sub-Advised Portfolios, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services to be provided and the experience of the Sub-Advisors in managing funds similar to their respective New Sub-Advised Portfolios. The directors also separately considered the allocation between MSA and each New Sub-Advisor of the relevant Portfolio’s investment advisory fee (i.e. the amount of the advisory fee retained by MSA relative to that paid to the relevant New Sub-Advisor as a sub-advisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between MSA and the Sub-Advisor.

Other Matters. The directors considered MSA’s methodology in establishing the proposed level of management fees, including its targeted profitability. They also considered that, under the New Advisory Agreements, MSA will assume most of the administrative and operating expenses of each Portfolio in addition to expenses associated with the management of the assets. The directors considered that the establishment of the sub-advisory fees with the New Sub-Advisors, which fees are paid by MSA out of its advisory fee, were based on arm’s length negotiations between MSA and each of the New Sub-Advisors. The directors also considered such other factors as they deemed relevant, including the services provided by affiliates of MSA, pending or recent litigation or regulatory actions to which a New Sub-Advisor or its affiliates may have been a party, and the New Sub-Advisor’s responses to those actions, a report from MSA on its review of the compliance program of the Sub-Advisors, and the inclusion of certain New Sub-Advisors in various distribution programs of affiliates of MSA.

Based on a consideration of all these factors in their totality, the Board, including the Independent Directors, concluded that the terms of the New Advisory Agreements and New Sub-Advisory Agreements were fair and reasonable and that MSA’s and the Sub-Advisors’ proposed fees were

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

reasonable in light of the services expected to be provided to each of the New Portfolios.

Continuation of the Investment Advisory Agreement Between the Series Fund and MSA With Respect to the Existing Portfolios

The material factors and conclusions that formed the basis for the Board’s determination at its February 2007 meeting to approve the continuance of the Existing Advisory Agreement with respect to each the eighteen Portfolios that were in existence prior to the addition of the nine New Portfolios (the “Existing Portfolios”) include those discussed below. In addition to the information provided to them throughout the year, the directors considered their experience with and knowledge of the nature and quality of services provided by MSA to the Existing Portfolios and their interactions with representatives of MSA and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of MSA’s services, factors considered by the directors included MSA’s investment personnel, the experience of the portfolio managers of the Portfolios, proposed changes in portfolio managers for certain of the Portfolios, and additions to the professional and compliance personnel overseeing the Portfolios. The directors also considered the scope of the services provided by MSA, MSA’s experience, and the performance of the Portfolios. The directors recognized that in addition to the investment advisory services provided by MSA, MSA and its affiliates provide certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Series Fund. Based on their review of these factors and their experience with MSA’s services for the Existing Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by MSA with respect to each Existing Portfolio, and the resources committed by MSA in providing those services.

Investment Performance. The directors considered the investment performance of each of the Existing Portfolios over a variety of periods. In addition to absolute performance for each Existing Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Existing Portfolio’s one-, three- and five-year performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Existing Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Existing Portfolio, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Existing Portfolio’s performance against these peer groups and industry benchmarks and indices, and considered independent rankings and ratings, to provide an objective comparative benchmark against which they could assess the performance of the Existing Portfolios. The directors were also presented with information from the portfolio managers regarding the relevant market and the factors resulting in the performance of each Existing Portfolio. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, the directors provided greater weight to longer-term performance.

The directors noted that all of the Existing Portfolios (other than four Portfolios) were in the top three quintiles of their respective performance universes (i.e. all funds underlying variable products with similar investment objectives and strategies regardless of amount of assets or distribution channels) for the five-year period ending December 31, 2006. Regarding these Portfolios, and based on its review of the various measures and periods of investment performance, and the explanations for and the factors resulting in the shorter-term performance of the Portfolios, the Board concluded that it was satisfied with the relative investment performance of these Portfolios over time. Regarding the relative performance of the other four Existing Portfolios over various periods of time, the Board considered the explanations for the performance as well as recent performance improvements and the steps being taken to improve and monitor the performance, including the proposed restructuring of certain investment teams by MSA, and concluded that the performance of these Portfolios was being properly monitored.

Management Fees and Other Expenses. In evaluating the management fees paid by the Existing Portfolios, the directors considered the actual and contractual fees paid by each Existing Portfolio under the Existing Advisory Agreement and the expense waiver agreements that were in place for certain of the Portfolios. The directors also considered a comparison of the actual and contractual

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

management fees of the Existing Portfolios and those of an independently selected peer group of mutual funds for each of the Existing Portfolios. The directors also considered the total operating expenses of each of the Portfolios and a comparison of those expenses with each Existing Portfolio’s respective peer group. The fact that under the Existing Advisory Agreement MSA is responsible for many of the administrative and operational expenses, in addition to the investment management expenses, of the Existing Portfolios was also considered. The directors did not consider the management fees charged to other MSA clients as relevant because substantially all of those accounts were managed for affiliates of MSA and, as such, they were priced based on different factors and considerations, and in some instances they had investment objectives and policies different than the Existing Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each Existing Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The directors noted that all of the Existing Portfolios (other than three of the Portfolios for which a sub-advisor was retained, and the Asset Allocation Portfolio) were in the top quintile (meaning lowest expenses) of their respective peer groups with respect to actual and contractual management fees and total net operating expenses. For the four Existing Portfolios not in the top quintile, three were in the second quintile for total expenses and one was in the third quintile. In considering the level of management fees, the directors also considered the structure and size of the Existing Portfolios, the expenses assumed by MSA, and the existing expense cap arrangements agreed to by MSA for certain of the Existing Portfolios. Based on their review of the management and other expenses, the comparative data, the performance of each Existing Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Existing Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Existing Portfolios.

Costs and Profitability. The directors also considered MSA’s pricing methodology for its services as investment advisor and for the products of which the Existing Portfolios are investment options. Also considered was the financial condition of MSA and information concerning MSA’s costs and profitability with respect to its relationship with each of the Existing Portfolios. MSA provided a profitability analysis for each Existing Portfolio which included the expense allocation methodology used, net income by Existing Portfolio individually and the Existing Portfolios in the aggregate, net income of MSA for all of its clients in the aggregate, and net profit margins for each Existing Portfolio individually and in the aggregate. In connection with its review of the profitability of MSA’s services to the Existing Portfolios, the directors also considered services provided by affiliates of MSA. The directors also received information on soft dollar arrangements.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as MSA, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on their review of the profitability analysis for each Existing Portfolio, the directors concluded that they were satisfied that MSA’s level of profitability from its relationship with each Existing Portfolio was not excessive.

The directors were presented with other information including information regarding brokerage commissions, portfolio turnover, and compliance procedures, structure and history. Based on a consideration of all these factors in their totality, the Board, including the Independent Directors, approved the continuation of the Existing Advisory Agreement with MSA.

Continuation of the Sub-Advisory Agreements Between MSA and Certain Sub-Advisors

At its May 2007 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements between MSA and Templeton Investment Counsel, LLC (“Templeton”) relating to the Franklin Templeton International Equity Portfolio, and between MSA and Capital Guardian Trust Company (“CGTC”) relating to the Capital Guardian Domestic Equity Portfolio, with certain non-substantive amendments. (Templeton and CGTC are collectively referred to herein as the “Sub-Advisors” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.”) In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Existing Sub-Advisory Agreements with respect to each Sub-Advised Portfolio include those discussed below. In addition to the information provided to them at the meetings by MSA and the Sub-Advisors, the directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisors and their interactions with representatives of MSA, its affiliates and the Sub-Advisors. The directors received a presentation by investment professionals of each Sub-Advisor who are involved in the management of the respective Sub-Advised Portfolio, as well as information from MSA regarding on-site due diligence visits which had been conducted with each Sub-Advisor. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

The directors considered the services provided by the Sub-Advisors and their experience in providing investment management services. Consideration was given to the Sub-Advisors’ reputations as leaders in providing investment management services. The directors noted that there were no significant changes in the services provided by the Sub-Advisors or the personnel providing those services. Based on their review and discussions, the directors concluded that they were satisfied with the nature, extent and quality of the services provided by the Sub-Advisors on behalf of the Sub-Advised Portfolios.

The directors also considered the performance of each of the Sub-Advisors over various time periods both on an absolute basis and compared to an independently compiled peer group of funds and appropriate market benchmarks and indices (as discussed above). The directors also considered the performance of accounts managed in a similar manner by certain of the Sub-Advisors. With respect to the relative performance of the Capital Guardian Domestic Equity Portfolio, the directors considered CGTC’s explanations for the underperformance and the steps being taken by CGTC to address these concerns. Based on CGTC’s explanation and the directors’ experience with and knowledge of the nature and quality of the services provided by CGTC, the directors concluded that the performance of the Domestic Equity Portfolio was being properly addressed and that they remained confident in the ability of CGTC to manage this Portfolio. For the reasons and based on the discussions summarized above, the directors concluded that they were satisfied with the relative investment performance of the Sub-Advised Portfolios.

The directors considered the total expenses of each Portfolio as discussed above. The directors also considered the sub-advisory fees, which fees are paid by MSA out of its management fee, including a comparison of those fees with fees charged for funds with the same classification/objective as compiled by Lipper. The directors considered that the fee schedule for each Sub-Advised Portfolio contained breakpoints. Based on its review, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

The directors were previously presented with profitability information about MSA with respect to the Sub-Advised Portfolios. In connection with their review, the directors noted that the sub-advisory fees are paid out of MSA’s management fee and were the result of arm’s-length negotiations between MSA and the Sub-Advisers. The directors were presented with other information relating to the Sub-Advisors including regulatory and litigation matters, brokerage and compliance matters. Based on a consideration of all factors they deemed relevant in their totality, the Board, including the Independent Directors, approved the continuation of each of the Existing Sub-Advisory Agreements between MSA and the Sub-Advisors.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

This booklet contains information about the Northwestern Mutual variable insurance product and the mutual funds identifi ed on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus or offering circular and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses or offering circulars may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money.

The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-888-455-2232, www.northwesternmutual.com

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 300,

611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member NASD and SIPC.

The Northwestern Mutual

Life Insurance Company • Milwaukee, WI www.northwesternmutual.com

14-1558 (0107) (REV 0707)

NORTHWESTERN MUTUAL®

PO BOX 3095

Milwaukee WI 53201-3095

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

[Attached EDGARIZED ANNUAL REPORT]

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Full Schedule of Investments (SOI) was included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: August 13, 2007

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 13, 2007